As filed with the Securities and Exchange Commission on November 20, 2007.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04419

AEGON/TRANSAMERICA SERIES TRUST
(Exact name of registrant as specified in charter)

570 Carillon Parkway, St. Petersburg, Florida	33716
(Address of principal executive offices)	(Zip code)

Dennis Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and address of agent for service)

Registrant's telephone number, including area code:	(727) 299-1800

Date of fiscal year end:	December 31

Date of reporting period:	July 1, 2007 – September 30, 2007

Item 1. Schedule of Investments.

American Century Large Company Value

SCHEDULE OF INVESTMENTS

At September 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (96.1%)
Aerospace (0.9%)
Northrop Grumman Corp.	56,300	$4,391
Apparel & Accessory Stores (0.8%)
Gap (The), Inc.	139,700	2,576
Kohl’s Corp. ‡	20,800	1,192
Apparel Products (0.5%)
V.F. Corp.	31,700	2,560
Beverages (2.1%)
Coca-Cola Co. (The)	99,600	5,724
Pepsi Bottling Group, Inc.	108,500	4,033
Business Credit Institutions (2.2%)
Freddie Mac	177,000	10,445
Chemicals & Allied Products (2.2%)
du Pont (E.I.) de Nemours & Co.	88,300	4,376
PPG Industries, Inc.	75,900	5,734
Commercial Banks (17.1%)
Bank of America Corp. d	311,700	15,669
Bank of New York Mellon Corp. (The)	101,226	4,468
Citigroup, Inc.	448,900	20,950
JP Morgan Chase & Co.	238,400	10,923
National City Corp.	76,100	1,909
PNC Financial Services Group, Inc.	41,900	2,853
US Bancorp	184,700	6,008
Wachovia Corp.	143,200	7,181
Wells Fargo & Co.	283,300	10,091
Communications Equipment (0.3%)
Motorola, Inc.	63,200	1,171
Computer & Data Processing Services (2.6%)
Fiserv, Inc. ‡	35,900	1,826
Microsoft Corp.	246,300	7,256
Oracle Corp. ‡	150,400	3,256
Computer & Office Equipment (2.6%)
Hewlett-Packard Co.	132,100	6,577
International Business Machines Corp.	47,400	5,584
Electric Services (1.5%)
NRG Energy, Inc. ‡	27,600	1,167
PPL Corp.	122,000	5,649
Electric, Gas & Sanitary Services (2.0%)
Exelon Corp.	89,500	6,745
Waste Management, Inc.	75,000	2,831
Electronic & Other Electric Equipment (2.4%)
General Electric Co.	267,300	11,066
Electronic Components & Accessories (0.8%)
Intel Corp.	85,800	2,219
Tyco Electronics, Ltd.	46,500	1,648
Fabricated Metal Products (0.7%)
Parker Hannifin Corp.	30,300	3,388
Finance (0.9%)
SPDR Trust Series 1 †	26,700	4,075
Food & Kindred Products (1.1%)
Unilever NV-NY Shares	168,900	5,211
Food Stores (0.6%)
Kroger Co.	100,200	2,858
Health Services (0.3%)
Quest Diagnostics, Inc. †	24,700	1,427
Industrial Machinery & Equipment (3.6%)
Applied Materials, Inc.	81,900	1,695
Caterpillar, Inc.	37,600	2,949
Deere & Co.	17,500	2,597
Dover Corp.	64,800	3,302
Ingersoll-Rand Co.-Class A	76,200	4,151
National Oilwell Varco, Inc. ‡	16,400	2,370

1

Instruments & Related Products (0.6%)
Xerox Corp. ‡	153,700	2,665
Insurance (4.4%)
Allstate Corp. (The)	91,600	5,239
American International Group, Inc.	146,000	9,877
Loews Corp.	69,300	3,351
MGIC Investment Corp. †	70,100	2,265
Insurance Agents, Brokers & Service (1.6%)
Hartford Financial Services Group, Inc. (The)	56,100	5,192
Marsh & McLennan Cos., Inc.	90,900	2,318
Life Insurance (0.6%)
Torchmark Corp.	42,600	2,655
Lumber & Other Building Materials (0.3%)
Home Depot, Inc. (The)	49,200	1,596
Lumber & Wood Products (1.0%)
Weyerhaeuser Co.	65,500	4,736
Manufacturing Industries (0.5%)
Tyco International, Ltd.	48,500	2,151
Medical Instruments & Supplies (0.5%)
Medtronic, Inc.	41,700	2,352
Mortgage Bankers & Brokers (0.1%)
Countrywide Financial Corp.	26,500	504
Motion Pictures (1.4%)
Time Warner, Inc.	359,500	6,600
Oil & Gas Extraction (3.3%)
Devon Energy Corp.	23,700	1,972
Royal Dutch Shell PLC- Class A, ADR	164,600	13,527
Paper & Allied Products (0.2%)
Avery Dennison Corp.	18,600	1,061
Personal Credit Institutions (0.2%)
Discover Financial Services ‡	54,400	1,132
Personal Services (0.5%)
H&R Block, Inc. †	115,200	2,440
Petroleum Refining (10.8%)
Chevron Corp.	163,500	15,300
ConocoPhillips	119,900	10,524
Exxon Mobil Corp.	270,500	25,037
Pharmaceuticals (8.1%)
Abbott Laboratories d	122,900	6,590
Amgen, Inc. ‡	45,100	2,551
Johnson & Johnson	134,100	8,810
Lilly (Eli) & Co.	55,000	3,131
Merck & Co., Inc.	64,500	3,334
Pfizer, Inc.	340,100	8,309
Wyeth	114,000	5,079
Primary Metal Industries (0.5%)
Nucor Corp.	43,200	2,569
Printing & Publishing (1.6%)
Gannett Co., Inc.	103,500	4,523
RR Donnelley & Sons Co.	75,500	2,760
Radio & Television Broadcasting (0.8%)
Viacom, Inc.-Class B ‡	94,100	3,667
Radio, Television & Computer Stores (0.6%)
Best Buy Co., Inc.	61,500	2,830
Restaurants (0.7%)
McDonald’s Corp.	63,600	3,464
Retail Trade (1.5%)
Staples, Inc.	117,400	2,523
Wal-Mart Stores, Inc.	107,000	4,671
Rubber & Misc. Plastic Products (0.7%)
Newell Rubbermaid, Inc.	111,400	3,211
Savings Institutions (1.0%)
Washington Mutual, Inc.	131,600	4,647
Security & Commodity Brokers (2.7%)
Merrill Lynch & Co., Inc.	92,100	6,565
Morgan Stanley	97,000	6,111

2

Telecommunications (5.5%)
AT&T, Inc. d	342,000	14,470
Sprint Nextel Corp.	211,900	4,026
Verizon Communications, Inc.	160,200	7,094
Tobacco Products (1.2%)
Altria Group, Inc.	78,000	5,423
Total Common Stocks (cost: $419,645)		450,953

	Principal	Value
SECURITIES LENDING COLLATERAL (1.2%)
Debt (1.1%)
Bank Notes (0.0%)
Wells Fargo
5.45%, due 10/12/2007	38	38
Euro Dollar Overnight (0.2%)
Barclays
5.33%, due 10/04/2007	94	94
BNP Paribas
5.20%, due 10/01/2007	245	245
Calyon
5.25%, due 10/01/2007	162	162
Fortis Bank
5.25%, due 10/01/2007	246	246
National Australia Bank
5.19%, due 10/01/2007	132	132
National City Corp.
4.50%, due 10/01/2007	19	19
Svenska Handlesbanken
5.20%, due 10/01/2007	155	155
Toronto Dominion Bank
5.32%, due 10/03/2007	189	189
Euro Dollar Terms (0.5%)
ABN Amro Bank NV
4.97%, due 10/24/2007	132	132
Bank of Montreal
5.52%, due 10/15/2007	38	38
Bank of Nova Scotia
5.54%, due 10/17/2007	57	57
5.34%, due 10/19/2007	94	94
5.00%, due 10/25/2007	57	57
Barclays
5.32%, due 10/09/2007	57	57
5.33%, due 10/15/2007	94	94
5.55%, due 10/15/2007	57	57
BNP Paribas
5.00%, due 10/25/2007	132	132
Canadian Imperial Bank of Commerce
5.34%, due 11/09/2007	189	189
Dexia Group
5.10%, due 11/05/2007	57	57
Fortis Bank
5.60%, due 10/12/2007	113	113
Nordea Bank Finland PLC (NY Branch)
5.45%, due 10/23/2007	76	76
Rabobank Nederland
4.91%, due 10/03/2007	113	113
5.00%, due 10/04/2007	57	57
Royal Bank of Scotland
5.45%, due 10/19/2007	57	57
5.43%, due 10/26/2007	113	113
5.33%, due 11/07/2007	94	94

3

Societe Generale
5.32%, due 10/01/2007	94	94
4.95%, due 10/22/2007	76	76
5.12%, due 11/01/2007	94	94
Toronto Dominion Bank
5.32%, due 10/09/2007	189	189
5.61%, due 10/12/2007	151	151
UBS AG
5.58%, due 10/01/2007	38	38
5.45%, due 10/22/2007	76	76
5.37%, due 11/08/2007	94	94
Repurchase Agreements (0.4%) ††
Credit Suisse First Boston Corp. 5.35%, dated 09/28/2007 to be repurchased at $425 on 10/01/2007	425	425
Merrill Lynch & Co. 4.95%, dated 09/28/2007 to be repurchased at $595 on 10/01/2007	595	595
Morgan Stanley Dean Witter & Co. 4.95%, dated 09/28/2007 to be repurchased at $232 on 10/01/2007	232	232
Morgan Stanley Dean Witter & Co. 5.35%, dated 09/28/2007 to be repurchased at $501 on 10/01/2007	500	500

	Shares	Value
Investment Companies (0.1%)
Reserve Primary Money Market Fund
1-day yield of 5.38%	296,779	297
Total Securities Lending Collateral (cost: $5,728)		5,728

Total Investment Securities (cost: $425,373) #		$456,681

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.

d

At September 30, 2007, all or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated at September 30, 2007 is $7,817.

†	At September 30, 2007, all or a portion of this security is on loan. The value at September 30, 2007, of all securities on loan is $5,560.

††

Cash collateral for the Repurchase Agreements, valued at $1,791, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.75% and 10/04/2007 - 12/01/2096, respectively.

#

Aggregate cost for federal income tax purposes is $425,736.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $45,976 and $15,031, respectively.  Net unrealized appreciation for tax purposes is $30,945.

DEFINITIONS:
ADR	American Depositary Receipt
SPDR	Standard & Poor’s Depository Receipts

4

American Century Large Company Value -Futures

SCHEDULE OF INVESTMENTS

At September 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

FUTURES CONTRACTS:

	Contracts ◆	Settlement Date	Amount	Net Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index	77	12/21/2007	$5,922	$201
			$5,922	$201

◆	Contract amounts are not in thousands.

1

Asset Allocation - Conservative Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)
Aggressive Equity (9.3%)
T. Rowe Price Small Cap, Initial Class e	558,820	$5,951
TA IDEX Evergreen Health Care, Class I @	1,672,247	22,609
TA IDEX Oppenheimer Small- & Mid- Cap Value, Class I @	195,667	2,536
TA IDEX Third Avenue Value, Class I @ ‡	1,406,382	40,152
Transamerica Growth Opportunities, Initial Class e	769,684	13,939
Transamerica Small/Mid Cap Value, Initial Class e	72,704	1,614
Capital Preservation (9.7%)
TA IDEX Loomis Sayles Bond, Class I @	7,254,711	72,837
Transamerica Money Market, Initial Class e	18,082,064	18,082
Fixed-Income (39.0%)
MFS High Yield, Initial Class e	2,278,417	20,118
PIMCO Total Return, Initial Class e	10,893,897	122,230
TA IDEX PIMCO Real Return TIPS, Class I @	6,012,128	60,783
TA IDEX Transamerica Flexible Income, Class I @	5,591,336	51,217
TA IDEX Transamerica High-Yield Bond, Class I @	1,863,215	17,123
TA IDEX Transamerica Short-Term Bond, Class I @	6,400,119	62,785
Transamerica Convertible Securities, Initial Class e	2,454,957	30,024
Transamerica U.S. Government Securities, Initial Class e	53,601	628
Foreign Fixed-Income (9.6%)
TA IDEX JPMorgan International Bond, Class I @	5,728,735	62,157
TA IDEX Van Kampen Emerging Markets Debt, Class I @	2,495,739	27,403
Growth Equity (25.1%)
American Century Large Company Value, Initial Class e	1,646,742	19,464
BlackRock Large Cap Value, Initial Class e	728,541	14,374
Capital Guardian Value, Initial Class e	1,481,996	30,677
Federated Market Opportunity, Initial Class e	2,506,217	36,090
Jennison Growth, Initial Class e	1,033,631	8,507
JPMorgan Mid Cap Value, Initial Class e	1,140,748	18,663
Marsico Growth, Initial Class e	1,735,538	22,024
T. Rowe Price Equity Income, Initial Class e	30,653	604
T. Rowe Price Growth Stock, Initial Class e	446,508	11,663
TA IDEX UBS Large Cap Value, Class I @	2,787,062	37,570
TA IDEX Van Kampen Small Company Growth, Class I @	108,297	1,496
Transamerica Equity, Initial Class e	1,181,716	33,549
Specialty- Real Estate (2.2%)
Clarion Global Real Estate Securities, Initial Class e	933,940	20,444
World Equity (5.1%)
TA IDEX AllianceBernstein International Value, Class I @	620,631	8,993
TA IDEX BlackRock Global Allocation, Class I @	240,870	3,073
TA IDEX Evergreen International Small Cap, Class I @	646,666	11,549
TA IDEX Marsico International Growth, Class I @	433,439	6,536
TA IDEX Neuberger Berman International, Class I @	545,053	7,091
TA IDEX Oppenheimer Developing Markets, Class I @	691,734	10,798

Total Investment Companies (cost: $894,351) #		$935,353

NOTES TO SCHEDULE OF INVESTMENTS:

e	The Fund invests its assets in the Initial class shares of the affiliated AEGON/Transamerica Series Trust.

@	The Fund invests its assets in the Class I shares of the affiliated Transamerica IDEX Mutual Funds.

‡	Non-income producing.

1

#

Aggregate cost for federal income tax purposes is $896,146.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $51,913 and $12,706, respectively.  Net unrealized appreciation for tax purposes is $39,207.

2

Asset Allocation - Growth Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)
Aggressive Equity (19.5%)
Munder Net50, Initial Class e	3,516,865	$41,394
TA IDEX Evergreen Health Care, Class I @	2,500,762	33,810
TA IDEX Oppenheimer Small- & Mid- Cap Value, Class I @	892,631	11,569
TA IDEX Third Avenue Value, Class I @ ‡	5,878,027	167,818
Transamerica Growth Opportunities, Initial Class e	2,034,167	36,839
Transamerica Small/Mid Cap Value, Initial Class e	2,033,115	45,135
Capital Preservation (0.2%)
Transamerica Money Market, Initial Class e	4,240,508	4,241
Growth & Income (2.2%)
TA IDEX UBS Dynamic Alpha, Class I @ ‡	3,812,224	37,817
Growth Equity (53.0%)
American Century Large Company Value, Initial Class e	7,806,434	92,272
BlackRock Large Cap Value, Initial Class e	8,187,470	161,539
Capital Guardian Value, Initial Class e	6,856,405	141,928
Jennison Growth, Initial Class e	5,291,504	43,549
JPMorgan Mid Cap Value, Initial Class e	2,885,958	47,214
Marsico Growth, Initial Class e	8,124,730	103,103
T. Rowe Price Equity Income, Initial Class e	5,205	103
T. Rowe Price Growth Stock, Initial Class e	1,629,217	42,555
TA IDEX Bjurman, Barry Micro Emerging Growth, Class I @ ‡	798,917	9,467
TA IDEX BlackRock Natural Resources, Class I @ ‡	2,201,818	29,372
TA IDEX Mellon Market Neutral Strategy, Class I @ ‡	1,916,174	18,740
TA IDEX UBS Large Cap Value, Class I @	5,313,757	71,629
TA IDEX Van Kampen Mid-Cap Growth, Class I @	60,018	797
TA IDEX Van Kampen Small Company Growth, Class I @	2,814,247	38,865
Transamerica Equity, Initial Class e	3,953,047	112,227
Transamerica Science & Technology, Initial Class e ‡	523,630	2,644
Specialty- Real Estate (4.6%)
Clarion Global Real Estate Securities, Initial Class e	3,600,703	78,819
World Equity (20.5%)
TA IDEX AllianceBernstein International Value, Class I @	1,949,438	28,247
TA IDEX BlackRock Global Allocation, Class I @	4,993,357	63,715
TA IDEX Evergreen International Small Cap, Class I @	4,053,244	72,391
TA IDEX Marsico International Growth, Class I @	3,969,326	59,857
TA IDEX Neuberger Berman International, Class I @	5,108,897	66,467
TA IDEX Oppenheimer Developing Markets, Class I @	4,080,966	63,704

Total Investment Companies (cost: $1,474,814) #		$1,727,827

NOTES TO SCHEDULE OF INVESTMENTS:

e	The Fund invests its assets in the Initial class shares of the affiliated AEGON/Transamerica Series Trust.

@	The Fund invests its assets in the Class I shares of the affiliated Transamerica IDEX Mutual Funds.

‡	Non-income producing.

#

Aggregate cost for federal income tax purposes is $1,474,953.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $253,872 and $998, respectively.  Net unrealized appreciation for tax purposes is $252,874.

1

Asset Allocation - Moderate Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)
Aggressive Equity (13.3%)
Munder Net50, Initial Class e	838,643	$9,871
T. Rowe Price Small Cap, Initial Class e	2,635,768	28,071
TA IDEX Evergreen Health Care, Class I @	3,771,076	50,985
TA IDEX Oppenheimer Small- & Mid- Cap Value, Class I @	837,843	10,858
TA IDEX Third Avenue Value, Class I @ ‡	6,412,821	183,086
Transamerica Growth Opportunities, Initial Class e	4,301,171	77,894
Transamerica Small/Mid Cap Value, Initial Class e	1,626,973	36,119
Capital Preservation (4.0%)
TA IDEX Loomis Sayles Bond, Class I @	9,538,083	95,762
Transamerica Money Market, Initial Class e	23,285,574	23,286
Fixed-Income (32.0%)
MFS High Yield, Initial Class e	11,234,341	99,199
PIMCO Total Return, Initial Class e	33,161,169	372,068
TA IDEX PIMCO Real Return TIPS, Class I @	18,248,247	184,490
TA IDEX Transamerica Flexible Income, Class I @	7,309,303	66,953
TA IDEX Transamerica High-Yield Bond, Class I @	2,433,484	22,364
TA IDEX Transamerica Short-Term Bond, Class I @	13,484,108	132,279
Transamerica Convertible Securities, Initial Class e	6,246,494	76,395
Foreign Fixed-Income (9.1%)
TA IDEX JPMorgan International Bond, Class I @	17,389,259	188,673
TA IDEX Van Kampen Emerging Markets Debt, Class I @	7,451,224	81,814
Growth Equity (30.2%)
American Century Large Company Value, Initial Class e	7,582,903	89,630
BlackRock Large Cap Value, Initial Class e	4,906,230	96,800
Capital Guardian Value, Initial Class e	5,973,843	123,659
Federated Market Opportunity, Initial Class e	5,123,619	73,780
Jennison Growth, Initial Class e	648,395	5,336
JPMorgan Mid Cap Value, Initial Class e	2,244,166	36,715
Marsico Growth, Initial Class e	9,953,890	126,315
T. Rowe Price Equity Income, Initial Class e	54,147	1,067
T. Rowe Price Growth Stock, Initial Class e	1,917,558	50,087
TA IDEX Bjurman, Barry Micro Emerging Growth, Class I @ ‡	1,187,875	14,076
TA IDEX UBS Large Cap Value, Class I @	7,338,787	98,927
TA IDEX Van Kampen Small Company Growth, Class I @	51,772	715
Transamerica Equity, Initial Class e	4,850,034	137,692
Transamerica Science & Technology, Initial Class e ‡	8,752,256	44,199
Specialty- Real Estate (3.0%)
Clarion Global Real Estate Securities, Initial Class e	4,162,302	91,113
World Equity (8.4%)
TA IDEX AllianceBernstein International Value, Class I @	3,127,003	45,310
TA IDEX BlackRock Global Allocation, Class I @	1,480,952	18,897
TA IDEX Evergreen International Small Cap, Class I @	2,741,712	48,967
TA IDEX Marsico International Growth, Class I @	2,307,191	34,792
TA IDEX Neuberger Berman International, Class I @	3,037,694	39,520
TA IDEX Oppenheimer Developing Markets, Class I @	4,031,174	62,927

Total Investment Companies (cost: $2,681,292) #		$2,980,691

NOTES TO SCHEDULE OF INVESTMENTS:

e	The Fund invests its assets in the Initial class shares of the affiliated AEGON/Transamerica Series Trust.

@	The Fund invests its assets in the Class I shares of the affiliated Transamerica IDEX Mutual Funds.

‡	Non-income producing.

1

#

Aggregate cost for federal income tax purposes is $2,681,974.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $328,095 and $29,378, respectively.  Net unrealized appreciation for tax purposes is $298,717.

2

Asset Allocation - Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)
Aggressive Equity (12.0%)
Munder Net50, Initial Class e	2,738,188	$32,229
TA IDEX Evergreen Health Care, Class I @	8,233,625	111,319
TA IDEX Oppenheimer Small- & Mid- Cap Value, Class I @	4,769,843	61,817
TA IDEX Third Avenue Value, Class I @ ‡	9,093,559	259,621
Transamerica Growth Opportunities, Initial Class e	6,336,893	114,761
Transamerica Small/Mid Cap Value, Initial Class e	800,527	17,772
Capital Preservation (2.8%)
TA IDEX Loomis Sayles Bond, Class I @	10,948,944	109,927
Transamerica Money Market, Initial Class e	29,196,632	29,197
Fixed-Income (17.6%)
MFS High Yield, Initial Class e	7,943,550	70,142
PIMCO Total Return, Initial Class e	28,584,778	320,721
TA IDEX PIMCO Real Return TIPS, Class I @	15,404,809	155,743
TA IDEX Transamerica Flexible Income, Class I @	9,957,679	91,212
TA IDEX Transamerica High-Yield Bond, Class I @	3,622,168	33,288
TA IDEX Transamerica Short-Term Bond, Class I @	13,324,390	130,712
Transamerica Convertible Securities, Initial Class e	5,967,875	72,987
Foreign Fixed-Income (5.0%)
TA IDEX JPMorgan International Bond, Class I @	15,322,176	166,246
TA IDEX Van Kampen Emerging Markets Debt, Class I @	7,365,113	80,869
Growth Equity (43.5%)
American Century Large Company Value, Initial Class e	17,657,284	208,709
BlackRock Large Cap Value, Initial Class e	14,953,240	295,027
Capital Guardian Value, Initial Class e	15,518,748	321,238
Federated Market Opportunity, Initial Class e	644,032	9,274
Jennison Growth, Initial Class e	8,052,360	66,271
JPMorgan Mid Cap Value, Initial Class e	11,615,384	190,028
Marsico Growth, Initial Class e	24,421,701	309,911
T. Rowe Price Equity Income, Initial Class e	48,081	947
T. Rowe Price Growth Stock, Initial Class e	4,413,638	115,284
TA IDEX Bjurman, Barry Micro Emerging Growth, Class I @ ‡	1,836,343	21,761
TA IDEX UBS Large Cap Value, Class I @	16,251,499	219,070
TA IDEX Van Kampen Mid-Cap Growth, Class I @	253,518	3,367
TA IDEX Van Kampen Small Company Growth, Class I @	4,132,110	57,064
Transamerica Equity, Initial Class e	10,008,684	284,147
Transamerica Science & Technology, Initial Class e ‡	11,374,584	57,442
Specialty- Real Estate (3.9%)
Clarion Global Real Estate Securities, Initial Class e	8,716,951	190,814
World Equity (15.2%)
TA IDEX AllianceBernstein International Value, Class I @	7,173,585	103,945
TA IDEX BlackRock Global Allocation, Class I @	13,397,921	170,957
TA IDEX Evergreen International Small Cap, Class I @	7,914,631	141,355
TA IDEX Marsico International Growth, Class I @	8,089,749	121,993
TA IDEX Neuberger Berman International, Class I @	6,491,938	84,460
TA IDEX Oppenheimer Developing Markets, Class I @	8,345,869	130,279

Total Investment Companies (cost: $4,441,201) #		$4,961,906

NOTES TO SCHEDULE OF INVESTMENTS:

e	The Fund invests its assets in the Initial class shares of the affiliated AEGON/Transamerica Series Trust.

@	The Fund invests its assets in the Class I shares of the affiliated Transamerica IDEX Mutual Funds.

‡	Non-income producing.

1

#

Aggregate cost for federal income tax purposes is $4,441,883.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $533,501 and $13,478, respectively.  Net unrealized appreciation for tax purposes is $520,023.

2

BlackRock Large Cap Value

SCHEDULE OF INVESTMENTS

At September 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.9%)
Aerospace (2.3%)
Lockheed Martin Corp.	89,000	$9,656
Northrop Grumman Corp.	153,000	11,934
Air Transportation (0.8%)
AMR Corp. ‡ †	341,000	7,601
Automotive (1.8%)
General Motors Corp.	326,000	11,964
ITT Industries, Inc.	74,000	5,027
Chemicals & Allied Products (2.0%)
Dow Chemical Co. (The)	220,000	9,473
du Pont (E.I.) de Nemours & Co.	198,000	9,813
Commercial Banks (7.8%)
Bank of America Corp.	194,000	9,752
Citigroup, Inc.	777,000	36,263
JP Morgan Chase & Co.	599,000	27,446
Communications Equipment (0.5%)
ADC Telecommunications, Inc. ‡	255,000	5,001
Computer & Data Processing Services (5.1%)
BMC Software, Inc. ‡	280,000	8,744
CA, Inc.	132,000	3,395
Computer Sciences Corp. ‡	2,000	112
Compuware Corp. ‡	863,000	6,921
Electronic Data Systems Corp.	50,000	1,092
Juniper Networks, Inc. ‡	299,000	10,946
McAfee, Inc. ‡	242,000	8,439
NCR Corp. ‡	163,000	8,117
Computer & Office Equipment (3.5%)
EMC Corp. ‡	471,000	9,797
Hewlett-Packard Co.	186,000	9,261
International Business Machines Corp.	115,000	13,547
Diversified (1.1%)
Honeywell International, Inc.	177,000	10,526
Electric Services (0.1%)
CMS Energy Corp. †	73,000	1,228
Electronic & Other Electric Equipment (3.0%)
General Electric Co.	671,000	27,779
Electronic Components & Accessories (2.0%)
Intersil Corp.-Class A †	283,000	9,461
Novellus Systems, Inc. ‡ †	330,000	8,996
Fabricated Metal Products (0.4%)
Commercial Metals Co.	131,000	4,146
Food & Kindred Products (1.6%)
Campbell Soup Co.	140,000	5,180
HJ Heinz Co.	207,000	9,563
Tyson Foods, Inc.-Class A	8,000	143
Food Stores (1.1%)
Kroger Co.	364,000	10,381
Industrial Machinery & Equipment (2.7%)
AGCO Corp. ‡	80,000	4,062
Deere & Co.	93,000	13,803
Terex Corp. ‡	80,000	7,122
Instruments & Related Products (3.4%)
Agilent Technologies, Inc. ‡	232,000	8,556
KLA-Tencor Corp. †	156,000	8,702
Raytheon Co.	176,000	11,232
Teradyne, Inc. ‡	245,000	3,381
Insurance (11.3%)
ACE, Ltd.	177,000	10,721
Aetna, Inc.	206,000	11,180
AMBAC Financial Group, Inc. †	119,000	7,486
American International Group, Inc.	392,000	26,519
Chubb Corp.	231,000	12,391
Loews Corp.	44,000	2,127

1

SAFECO Corp. †	151,000	9,244
Travelers Cos., Inc. (The)	261,000	13,139
W.R. Berkley Corp.	40,000	1,185
WellPoint, Inc. ‡	152,000	11,996
Insurance Agents, Brokers & Service (1.0%)
Humana, Inc. ‡	135,000	9,434
Life Insurance (3.1%)
Metlife, Inc.	199,000	13,876
Nationwide Financial Services-Class A	26,000	1,399
Prudential Financial, Inc.	142,000	13,856
Motion Pictures (3.1%)
Time Warner, Inc.	844,000	15,496
Walt Disney Co.	396,000	13,619
Oil & Gas Extraction (2.9%)
ENSCO International, Inc.	161,000	9,032
Noble Energy, Inc.	72,000	5,043
Occidental Petroleum Corp.	202,000	12,944
Paper & Allied Products (1.2%)
International Paper Co.	309,000	11,084
Petroleum Refining (18.3%)
Chevron Corp.	372,000	34,812
ConocoPhillips	312,000	27,384
Exxon Mobil Corp.	654,000	60,534
Frontier Oil Corp.	216,000	8,994
Marathon Oil Corp.	261,000	14,882
Sunoco, Inc.	114,000	8,069
Tesoro Corp.	155,000	7,133
Valero Energy Corp.	151,000	10,144
Pharmaceuticals (10.0%)
AmerisourceBergen Corp.	190,000	8,613
Biogen Idec, Inc. ‡	175,000	11,608
Lilly (Eli) & Co.	217,000	12,354
McKesson Corp.	168,000	9,877
Medco Health Solutions, Inc. ‡	106,000	9,581
Merck & Co., Inc.	220,000	11,372
Pfizer, Inc.	1,247,000	30,464
Primary Metal Industries (1.2%)
United States Steel Corp.	104,000	11,018
Railroads (0.7%)
CSX Corp.	151,000	6,452
Retail Trade (0.4%)
Dollar Tree Stores, Inc. ‡	85,000	3,446
Security & Commodity Brokers (3.0%)
Goldman Sachs Group, Inc. (The)	73,000	15,822
Lehman Brothers Holdings, Inc.	206,500	12,747
Telecommunications (2.6%)
AT&T, Inc.	317,000	13,412
Qwest Communications International ‡	1,202,000	11,010
Tobacco Products (0.1%)
UST, Inc.	23,000	1,141
Toys, Games & Hobbies (0.4%)
Hasbro, Inc.	140,000	3,903
Water Transportation (0.8%)
Tidewater, Inc. †	127,000	7,981
Wholesale Trade Durable Goods (0.6%)
Grainger (W.W.), Inc.	62,000	5,654
Total Common Stocks (cost: $794,768)		938,740

	Principal	Value
SHORT-TERM OBLIGATIONS (0.1%)
Investment Companies (0.1%)
Merrill Lynch Money Market Mutual Fund
5.33%, due 06/15/2009	751,712	752
Total Short-Term Obligations (cost: $752)		752

2

SECURITIES LENDING COLLATERAL (4.6%)
Debt (4.4%)
Bank Notes (0.1%)
Wells Fargo
5.45%, due 10/12/2007	284	284
Euro Dollar Overnight (1.0%)
Barclays
5.33%, due 10/04/2007	710	710
BNP Paribas
5.20%, due 10/01/2007	1,847	1,847
Calyon
5.25%, due 10/01/2007	1,222	1,222
Fortis Bank
5.25%, due 10/01/2007	1,847	1,847
National Australia Bank
5.19%, due 10/01/2007	995	995
National City Corp.
4.50%, due 10/01/2007	142	142
Svenska Handlesbanken
5.20%, due 10/01/2007	1,165	1,165
Toronto Dominion Bank
5.32%, due 10/03/2007	1,421	1,421
Euro Dollar Terms (1.9%)
ABN Amro Bank NV
4.97%, due 10/24/2007	995	995
Bank of Montreal
5.52%, due 10/15/2007	284	284
Bank of Nova Scotia
5.54%, due 10/17/2007	426	426
5.34%, due 10/19/2007	710	710
5.00%, due 10/25/2007	426	426
Barclays
5.32%, due 10/09/2007	426	426
5.33%, due 10/15/2007	710	710
5.55%, due 10/15/2007	426	426
BNP Paribas
5.00%, due 10/25/2007	995	995
Canadian Imperial Bank of Commerce
5.34%, due 11/09/2007	1,421	1,421
Dexia Group
5.10%, due 11/05/2007	426	426
Fortis Bank
5.60%, due 10/12/2007	853	853
Nordea Bank Finland PLC (NY Branch)
5.45%, due 10/23/2007	568	568
Rabobank Nederland
4.91%, due 10/03/2007	853	853
5.00%, due 10/04/2007	426	426
Royal Bank of Scotland
5.45%, due 10/19/2007	426	426
5.43%, due 10/26/2007	853	853
5.33%, due 11/07/2007	711	711
Societe Generale
5.32%, due 10/01/2007	710	710
4.95%, due 10/22/2007	568	568
5.12%, due 11/01/2007	710	710
Toronto Dominion Bank
5.32%, due 10/09/2007	1,421	1,421
5.61%, due 10/12/2007	1,137	1,137
UBS AG
5.58%, due 10/01/2007	284	284
5.45%, due 10/22/2007	568	568

3

5.37%, due 11/08/2007	710	710
Repurchase Agreements (1.4%) ††
Credit Suisse First Boston Corp. 5.35%, dated 09/28/2007 to be repurchased at $3,198 on 10/01/2007	3,197	3,197
Merrill Lynch & Co. 4.95%, dated 09/28/2007 to be repurchased at $4,477 on 10/01/2007	4,475	4,475
Morgan Stanley Dean Witter & Co. 4.95%, dated 09/28/2007 to be repurchased at $1,744 on 10/01/2007	1,744	1,744
Morgan Stanley Dean Witter & Co. 5.35%, dated 09/28/2007 to be repurchased at $3,767 on 10/01/2007	3,765	3,765

	Shares	Value
Investment Companies (0.2%)
Reserve Primary Money Market Fund
1-day yield of 5.38%	2,232,386	2,232
Total Securities Lending Collateral (cost: $43,089)		43,089

Total Investment Securities (cost: $838,609) #		$982,581

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.

†	At September 30, 2007, all or a portion of this security is on loan. The value at September 30, 2007, of all securities on loan is $41,680.

† †

Cash collateral for the Repurchase Agreements, valued at $13,475, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.75% and 10/04/2007 - 12/01/2096, respectively.

#

Aggregate cost for federal income tax purposes is $839,450.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $162,567 and $19,436, respectively.  Net unrealized appreciation for tax purposes is $143,131.

4

Capital Guardian Global

SCHEDULE OF INVESTMENTS

At September 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS ( 96.5%)
Australia (2.4%)
Amcor, Ltd.	68,300	$446
Asciano Group ‡	47,740	379
Billabong International, Ltd.	37,200	493
Coca-Cola Amatil, Ltd.	121,500	968
Macquarie Bank, Ltd.	9,843	735
Newcrest Mining, Ltd.	15,795	391
QBE Insurance Group, Ltd.	16,204	485
Telstra Corp., Ltd.	109,000	421
Toll Holdings, Ltd.	47,740	554
Woolworths, Ltd.	23,538	619
Austria (0.4%)
Raiffeisen International Bank Holding AG	3,200	466
Raiffeisen International Bank Holding AG Rights, Expires 10/01/2007 ¡	3,200	—	☐
Wienerberger AG	7,000	437
Wienerberger AG Rights ¡	7,000	—	☐
Belgium (0.2%)
Fortis †	11,100	326
Fortis Rights ‡	11,100	59
Bermuda (1.1%)
Li & Fung, Ltd.	146,000	620
PartnerRe, Ltd.	8,500	671
SeaDrill, Ltd. ‡	30,400	680
Weatherford International, Ltd. ‡	7,100	477
Canada (7.6%)
Barrick Gold Corp.	95,400	3,843
Cameco Corp.	54,200	2,502
Canadian Imperial Bank of Commerce	6,300	630
Canadian Natural Resources, Ltd.	34,200	2,601
EnCana Corp. †	9,000	557
EnCana Corp.	13,400	829
Methanex Corp.	20,073	506
Potash Corp. of Saskatchewan	42,900	4,535
Suncor Energy, Inc.	9,800	932
Cayman Islands (0.8%)
Seagate Technology	31,300	801
Transocean, Inc. ‡	3,800	430
XL Capital, Ltd.-Class A	8,400	665
Denmark (0.2%)
Genmab A/S ‡	5,600	347
Finland (0.8%)
Metso Oyj	5,414	372
Stora Enso Oyj-Class R	27,500	534
UPM-Kymmene Oyj	32,300	779
France (5.2%)
Air Liquide	7,660	1,022
AXA	11,900	531
BNP Paribas	9,630	1,051
Bouygues	17,048	1,467
Dassault Systemes SA	8,300	543
Groupe Danone	7,400	581
L’Oreal SA	8,100	1,060
Peugeot SA	6,200	510
Sanofi-Aventis	21,800	1,841
Schneider Electric SA	5,600	706
Societe Generale-Class A	2,200	368
Total SA	8,100	657
Veolia Environnement	14,900	1,280
Germany (3.3%)
Allianz AG	4,900	1,142
Bayer AG	5,800	460

1

Continental AG	2,900	400
DaimlerChrysler AG	19,900	1,999
Deutsche Bank AG	4,900	630
Hypo Real Estate Holding	6,500	369
Infineon Technologies AG ‡	19,800	340
SAP AG	4,800	280
SAP AG, ADR †	8,200	481
Siemens AG	9,300	1,275
Hong Kong (1.2%)
China Mobile Hong Kong, Ltd.	43,000	705
China Mobile, Ltd., Sponsored ADR	600	49
Hang Lung Properties, Ltd.	142,000	636
Johnson Electric Holdings, Ltd.	8,000	4
Melco International Development	206,000	385
Swire Pacific, Ltd.-Class A	78,500	952
India (0.1%)
Infosys Technologies, Ltd., ADR	4,700	227
Ireland (0.9%)
CRH PLC	24,200	952
Depfa Bank PLC	30,000	620
Ryanair Holdings PLC, ADR ‡ †	10,400	432
Israel (0.2%)
Teva Pharmaceutical Industries, Ltd., ADR	12,314	548
Japan (13.6%)
Aeon Co., Ltd.	74,500	1,051
Bank of Yokohama, Ltd. (The)	42,000	290
Canon, Inc.	14,700	801
Citizen Watch Co., Ltd. †	39,000	392
Daiwa House Industry Co., Ltd.	20,000	261
Fanuc, Ltd.	11,600	1,181
Hankyu Holdings, Inc.	85,000	434
Hoya Corp.	23,500	801
Idemitsu Kosan Co., Ltd.	5,000	562
J Front Retailing Co., Ltd. ‡	53,200	523
Millea Holdings, Inc.	9,000	362
Mitsubishi Corp.	22,300	706
Mitsubishi Estate Co., Ltd.	16,000	458
Mitsubishi Tokyo Financial Group, Inc. ¡	42	358
Mitsui & Co., Ltd.	24,000	582
Mizuho Financial Group, Inc.	80	456
Nintendo Co., Ltd.	2,100	1,092
Nippon Electric Glass Co., Ltd.	25,500	410
Nippon Telegraph & Telephone Corp.	81	378
Nissan Motor Co., Ltd.	44,900	449
Nomura Holdings, Inc.	19,000	318
NTT DoCoMo, Inc.	239	341
Okinawa Electric Power Co. (The), Inc.	4,950	315
Oracle Corp.	3,400	155
ORIX Corp.	6,240	1,421
Shimamura Co., Ltd.	7,600	710
Shin-Etsu Chemical Co., Ltd.	6,700	463
SMC Corp.	4,400	602
Softbank Corp. †	120,900	2,228
Sony Corp.	10,100	489
Sumitomo Chemical Co., Ltd.	58,000	497
Sumitomo Corp.	24,000	463
Sumitomo Mitsui Financial Group, Inc.	297	2,311
Suzuki Motor Corp.	68,000	2,010
Takeda Pharmaceutical Co., Ltd.	17,700	1,243
TDK Corp.	4,100	359
Tokyo Gas Co., Ltd.	85,000	395
Tokyu Corp.	66,000	430
Toshiba Corp. †	73,000	681
Toto, Ltd.	16,000	116
Trend Micro, Inc.	18,000	778

2

Ushio, Inc. †	21,500	391
Yahoo! Japan Corp.	2,779	1,051
Yamada Denki Co., Ltd.	7,190	711
Yamato Transport Co., Ltd.	32,000	479
Luxembourg (0.2%)
ArcelorMittal	5,800	457
Mexico (0.8%)
America Movil SAB de CV, Series L, ADR	26,815	1,716
Netherland Antilles (1.1%)
Schlumberger, Ltd.	23,500	2,468
Netherlands (3.9%)
ASML Holding NV ‡	11,900	393
ING Groep NV	45,110	1,997
Kon. Ahold NV ‡	52,000	784
Royal Dutch Shell PLC -Class A	116,968	4,817
Royal Dutch Shell PLC- Class A, ADR	3,200	263
Unilever NV	15,400	474
Norway (0.3%)
Norske Skogindustrier ASA	14,384	153
Telenor ASA ‡	27,100	540
Panama (0.2%)
Carnival Corp. †	7,600	368
Poland (0.1%)
Polski Koncern Naftowy Orlen, GDR ‡	7,300	306
Singapore (0.1%)
CapitaLand, Ltd.	56,000	307
South Africa (0.3%)
Harmony Gold Mining Co., Ltd. ‡	12,100	143
Harmony Gold Mining Co., Ltd., ADR ‡	17,400	207
Sasol, Ltd.	9,000	386
South Korea (0.5%)
Samsung Electronics Co., Ltd.	1,036	651
Shinhan Financial Group Co., Ltd.	5,790	378
Spain (0.7%)
Banco Bilbao Vizcaya Argentaria SA	40,400	945
Banco Santander SA	20,400	395
Repsol YPF SA	8,300	296
Sweden (0.5%)
Eniro AB	40,300	489
TeliaSonera AB	60,500	545
Switzerland (4.2%)
Compagnie Financiere Richemont AG-Class A	20,965	1,385
Holcim, Ltd.	16,302	1,795
Nestle SA	2,400	1,074
Nobel Biocare Holding AG	1,400	378
Novartis AG	32,869	1,808
Roche Holding AG-Genusschein	5,218	943
Swiss Reinsurance †	11,901	1,056
Swisscom AG	1,372	520
Synthes, Inc.	3,328	371
Taiwan (0.4%)
High Tech Computer Corp., GDR	7,410	425
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	51,225	518
Turkey (0.2%)
Turkcell Iletisim Hizmetleri AS, ADR	19,000	404
United Kingdom (8.4%)
AstraZeneca PLC	26,200	1,308
AstraZeneca PLC, ADR	25,500	1,277
BAE Systems PLC	156,600	1,575
Barclays PLC	30,500	370
BHP Billiton PLC	71,747	2,558
HBOS PLC	55,500	1,034
HSBC Holdings PLC	25,800	475
Lloyds TSB Group PLC	40,200	444
Marks & Spencer Group PLC	25,300	317

3

Reuters Group PLC	58,300	764
Rio Tinto PLC	9,800	844
Royal Bank of Scotland Group PLC	130,200	1,393
SABMiller PLC	73,900	2,096
Scottish & Southern Energy PLC	20,500	631
Standard Chartered PLC	14,800	482
Tesco PLC	101,900	912
Vodafone Group PLC	512,482	1,843
Yell Group PLC	63,400	554
United States (36.6%)
Advanced Micro Devices, Inc. ‡ †	28,900	381
Affiliated Computer Services, Inc.-Class A ‡	300	15
AFLAC, Inc.	14,000	799
Agilent Technologies, Inc. ‡ †	11,000	406
Allergan, Inc.	7,800	503
Alliant Techsystems, Inc. ‡	200	22
Altera Corp.	30,200	727
American Capital Strategies, Ltd. †	7,900	338
American International Group, Inc.	15,750	1,065
American Tower Corp.-Class A ‡	8,800	383
AmeriCredit Corp. ‡ †	19,700	346
Anheuser-Busch Cos., Inc.	6,700	335
Applied Materials, Inc. †	119,359	2,471
Arch Coal, Inc.	13,600	459
AT&T, Inc.	20,600	872
Baker Hughes, Inc.	10,600	958
Bank of America Corp.	14,000	704
Baxter International, Inc.	23,500	1,323
Beazer Homes USA, Inc. †	8,500	70
Berkshire Hathaway, Inc.-Class A ‡	11	1,304
Best Buy Co., Inc. †	22,400	1,031
BJ Services Co.	28,200	749
Boeing Co. (The)	8,100	850
Brocade Communications Systems, Inc. ‡	64,200	550
Capital One Financial Corp.	11,600	771
Cheesecake Factory (The) ‡	2,100	49
Chevron Corp.	5,438	509
Cisco Systems, Inc. ‡	141,200	4,675
Citadel Broadcasting Corp.	4,177	17
Citigroup, Inc.	8,200	383
Comcast Corp.-Class A ‡	28,950	700
ConocoPhillips	5,700	500
Corning, Inc.	43,500	1,072
Danaher Corp.	17,200	1,423
DaVita, Inc. ‡	6,200	392
Dell, Inc. ‡	18,300	505
Delta Petroleum Corp. ‡ †	12,900	232
eBay, Inc. ‡	30,700	1,198
Energizer Holdings, Inc. ‡	3,900	432
Exxon Mobil Corp.	5,500	509
Fannie Mae	21,000	1,277
FedEx Corp.	5,300	555
Fifth Third Bancorp †	11,400	386
Fluor Corp.	7,900	1,137
Forest Laboratories, Inc. ‡	23,600	880
Freddie Mac	15,600	921
Genentech, Inc. ‡	17,300	1,350
General Electric Co.	61,000	2,525
Getty Images, Inc. ‡	3,700	103
Goldman Sachs Group, Inc. (The)	2,600	564
Google, Inc.-Class A ‡ †	3,600	2,042
Hanesbrands, Inc. ‡	22,625	635
Hewlett-Packard Co.	17,200	856
Home Depot, Inc. (The)	8,100	263
Hudson City Bancorp, Inc.	31,700	488

4

Illinois Tool Works, Inc.	26,500	1,580
ImClone Systems, Inc. ‡ †	13,300	550
Jabil Circuit, Inc.	14,900	340
JP Morgan Chase & Co.	25,188	1,154
KLA-Tencor Corp. †	31,500	1,757
Kraft Foods, Inc.-Class A	11,700	404
Lam Research Corp. ‡	9,600	511
Las Vegas Sands Corp. ‡	2,900	387
Lehman Brothers Holdings, Inc. †	13,500	833
Lennar Corp.-Class A †	15,000	340
Lowe’s Cos., Inc.	47,500	1,331
Medtronic, Inc.	15,000	846
Microsoft Corp.	64,800	1,909
Moody’s Corp.	7,700	388
News Corp., Inc.-Class A	51,513	1,133
Paychex, Inc.	11,300	463
PepsiCo, Inc.	13,300	974
Polycom, Inc. ‡	13,600	365
Progressive Corp. (The)	2,400	47
QUALCOMM, Inc.	28,100	1,188
Sandisk Corp. ‡	48,800	2,689
Sara Lee Corp.	25,800	431
Sepracor, Inc. ‡	9,500	261
SLM Corp.	8,200	407
Starwood Hotels & Resorts Worldwide, Inc.	13,700	832
SunTrust Banks, Inc.	5,400	409
SYSCO Corp.	13,600	484
Target Corp.	31,100	1,977
Time Warner Telecom, Inc.-Class A ‡	24,300	534
Time Warner, Inc.	55,550	1,020
United Parcel Service, Inc.-Class B	17,300	1,299
United Technologies Corp.	13,100	1,054
UnitedHealth Group, Inc.	22,700	1,099
Wachovia Corp.	39,900	2,001
Walt Disney Co.	54,400	1,871
Washington Mutual, Inc. †	59,800	2,112
Wells Fargo & Co.	14,600	520
Wyeth	14,900	664
Xilinx, Inc.	46,100	1,205
Yahoo!, Inc. ‡	24,300	652
Total Common Stocks (cost: $170,729)		216,160

	Principal	Value

SECURITIES LENDING COLLATERAL ( 8.4%)
Debt (8.0%)
Bank Notes (0.1%)
Wells Fargo
5.45%, due 10/12/2007	124	124
Euro Dollar Overnight (1.8%)
Barclays
5.33%, due 10/04/2007	311	311
BNP Paribas
5.20%, due 10/01/2007	808	808
Calyon
5.25%, due 10/01/2007	534	534
Fortis Bank
5.25%, due 10/01/2007	808	808
National Australia Bank
5.19%, due 10/01/2007	435	435
National City Corp.
4.50%, due 10/01/2007	62	62
Svenska Handlesbanken
5.20%, due 10/01/2007	509	509
Toronto Dominion Bank
5.32%, due 10/03/2007	621	621

5

Euro Dollar Terms (3.5%)
ABN Amro Bank NV
4.97%, due 10/24/2007	435	435
Bank of Montreal
5.52%, due 10/15/2007	124	124
Bank of Nova Scotia
5.54%, due 10/17/2007	186	186
5.34%, due 10/19/2007	311	311
5.00%, due 10/25/2007	186	186
Barclays
5.32%, due 10/09/2007	186	186
5.33%, due 10/15/2007	311	311
5.55%, due 10/15/2007	186	186
BNP Paribas
5.00%, due 10/25/2007	435	435
Canadian Imperial Bank of Commerce
5.34%, due 11/09/2007	621	621
Dexia Group
5.10%, due 11/05/2007	186	186
Fortis Bank
5.60%, due 10/12/2007	373	373
Nordea Bank Finland PLC (NY Branch)
5.45%, due 10/23/2007	249	249
Rabobank Nederland
4.91%, due 10/03/2007	373	373
5.00%, due 10/04/2007	186	186
Royal Bank of Scotland
5.45%, due 10/19/2007	186	186
5.43%, due 10/26/2007	373	373
5.33%, due 11/07/2007	311	311
Societe Generale
5.32%, due 10/01/2007	311	311
4.95%, due 10/22/2007	249	249
5.12%, due 11/01/2007	311	311
Toronto Dominion Bank
5.32%, due 10/09/2007	621	621
5.61%, due 10/12/2007	497	497
UBS AG
5.58%, due 10/01/2007	124	124
5.45%, due 10/22/2007	248	248
5.37%, due 11/08/2007	311	311
Repurchase Agreements (2.6%) ††
Credit Suisse First Boston Corp. 5.35%, dated 09/28/2007 to be repurchased at $1,398 on 10/01/2007	1,398	1,398
Merrill Lynch & Co. 4.95%, dated 09/28/2007 to be repurchased at $1,958 on 10/01/2007	1,957	1,957
Morgan Stanley Dean Witter & Co. 4.95%, dated 09/28/2007 to be repurchased at $763 on 10/01/2007	762	762
Morgan Stanley Dean Witter & Co. 5.35%, dated 09/28/2007 to be repurchased at $1,647 on 10/01/2007	1,646	1,646

	Shares	Value
Investment Companies (0.4%)
Reserve Primary Money Market Fund
1-day yield of 5.38%	976,105	976
Total Securities Lending Collateral (cost: $18,841)		18,841
Total Investment Securities (cost: $189,570) #		$235,001

6

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.

†	At September 30, 2007, all or a portion of this security is on loan. The value at September 30, 2007, of all securities on loan is $18,163.

† †

Cash collateral for the Repurchase Agreements, valued at $5,892, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.75% and 10/04/2007 - 12/01/2096, respectively.

☐	Value is less than $1.

¡	Securities valued as determined in good faith in accordance with procedures established by the Board of AEGON/ Transamerica Series Trust.

#

Aggregate cost for federal income tax purposes is $191,575.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $48,569 and $5,143, respectively.  Net unrealized appreciation for tax purposes is $43,426.

DEFINITIONS:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

7

Capital Guardian Global – Currency

SCHEDULE OF INVESTMENTS

At September 30, 2007

(all amounts in thousands)

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Japanese Yen	97,333	12/06/2007	$863	$(10)
Japanese Yen	(194,666)	12/06/2007	$(1,718)	$12
Swiss Franc	(718)	11/27/2007	(599)	(19)
			$(1,454)	$(17)

FORWARD FOREIGN CROSS CURRENCY CONTRACTS:

Currency Bought	Amount	Currency Sold	Amount	Settlement Date	Net Unrealized Appreciation (Depreciation)
Australian Dollar	1,478	Japanese Yen	143,163	12/20/2007	47
Euro Dollar	892	Japanese Yen	142,933	12/20/2007	16
					63

1

Capital Guardian Global

SCHEDULE OF INVESTMENTS

September 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Percentage of Net Assets	Value
INVESTMENTS BY INDUSTRY:
Oil & Gas Extraction	8.3%	$18,560
Commercial Banks	8.2%	18,372
Pharmaceuticals	6.0%	13,522
Computer & Office Equipment	5.0%	11,217
Telecommunications	4.0%	8,867
Computer & Data Processing Services	3.8%	8,559
Metal Mining	3.5%	7,931
Insurance	3.3%	7,391
Industrial Machinery & Equipment	3.2%	7,200
Electronic Components & Accessories	2.8%	6,202
Mining	2.2%	4,994
Automotive	2.2%	4,969
Retail Trade	2.1%	4,805
Business Services	2.1%	4,680
Electronic & Other Electric Equipment	2.0%	4,489
Instruments & Related Products	2.0%	4,386
Beverages	1.9%	4,373
Motion Pictures	1.8%	4,024
Chemicals & Allied Products	1.8%	4,008
Holding & Other Investment Offices	1.7%	3,917
Business Credit Institutions	1.7%	3,714
Aerospace	1.6%	3,501
Lumber & Other Building Materials	1.3%	2,983
Medical Instruments & Supplies	1.3%	2,918
Petroleum Refining	1.2%	2,756
Communications Equipment	1.2%	2,625
Savings Institutions	1.2%	2,599
Life Insurance	1.1%	2,528
Food & Kindred Products	1.1%	2,490
Security & Commodity Brokers	1.1%	2,450
Stone, Clay & Glass Products	0.8%	1,795
Trucking & Warehousing	0.8%	1,779
Residential Building Construction	0.8%	1,764
Wholesale Trade Durable Goods	0.8%	1,751
Radio, Television & Computer Stores	0.8%	1,742
Food Stores	0.8%	1,696
Personal Credit Institutions	0.7%	1,524
Engineering & Management Services	0.7%	1,467
Paper & Allied Products	0.7%	1,466
Department Stores	0.6%	1,459
Radio & Television Broadcasting	0.6%	1,297
U.S. Government Agencies	0.6%	1,277
Hotels & Other Lodging Places	0.5%	1,219
Construction	0.5%	1,137
Apparel Products	0.5%	1,128
Manufacturing Industries	0.5%	1,092
Communication	0.5%	1,083
Printing & Publishing	0.5%	1,043
Air Transportation	0.4%	987
Wholesale Trade Nondurable Goods	0.4%	958
Electric Services	0.4%	946
Transportation & Public Utilities	0.4%	933
Railroads	0.4%	864
Apparel & Accessory Stores	0.3%	710

1

Transportation Equipment	0.3%	620
Management Services	0.2%	463
Primary Metal Industries	0.2%	457
Metal Cans & Shipping Containers	0.2%	446
Rubber & Misc. Plastic Products	0.2%	400
Gas Production & Distribution	0.2%	395
Health Services	0.2%	392
Water Transportation	0.2%	368
Real Estate	0.1%	307
Furniture & Fixtures	0.0%	116
Restaurants	0.0%	49
Investment Securities, at value	96.5%	216,160
Short-Term Investments	8.4%	18,841
Total Investment Securities	104.9%	$235,001

2

Capital Guardian U.S. Equity

SCHEDULE OF INVESTMENTS

At September 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
CONVERTIBLE BOND (0.3%)
Automotive (0.3%)
Ford Motor Co.
4.25%, due 12/15/2036	$629	$735
Total Convertible Bond (cost: $633)		735

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.2%)
Pharmaceuticals (0.2%)
Schering-Plough Corp.	1,800	498
Total Convertible Preferred Stocks (cost: $450)		498

COMMON STOCKS (98.0%)
Aerospace (1.6%)
Boeing Co. (The)	12,500	1,312
United Technologies Corp.	31,400	2,527
Air Transportation (0.4%)
FedEx Corp.	8,400	880
Apparel & Accessory Stores (0.2%)
Urban Outfitters, Inc. ‡ †	20,800	453
Apparel Products (0.5%)
Hanesbrands, Inc. ‡	43,037	1,208
Automotive (0.9%)
Ford Motor Co. ‡ †	176,300	1,497
General Motors Corp. †	19,000	697
Beverages (2.3%)
Anheuser-Busch Cos., Inc.	5,100	255
Coca-Cola Co. (The)	25,100	1,443
PepsiCo, Inc.	53,200	3,897
Business Credit Institutions (0.8%)
American Capital Strategies, Ltd. †	19,300	825
Freddie Mac	18,500	1,092
Business Services (1.7%)
eBay, Inc. ‡	72,400	2,825
Getty Images, Inc. ‡	4,000	111
Moody’s Corp.	9,600	484
Omnicom Group, Inc.	13,600	654
Chemicals & Allied Products (0.1%)
Avon Products, Inc.	8,100	304
Commercial Banks (5.2%)
Commerce Bancorp, Inc. †	12,600	489
Fifth Third Bancorp†	30,000	1,016
JP Morgan Chase & Co.	82,404	3,776
SunTrust Banks, Inc.	10,900	825
Wachovia Corp.	89,714	4,499
Wells Fargo & Co.	60,400	2,151
Communication (0.8%)
American Tower Corp.-Class A ‡	20,000	871
Comcast Corp.-Class A ‡	29,550	715
Time Warner Cable, Inc.-Class A ‡	14,600	479
Communications Equipment (2.1%)
Corning, Inc.	34,900	860
Polycom, Inc. ‡	14,700	395
QUALCOMM, Inc.	64,100	2,709
Siemens AG, ADR	7,600	1,043
Computer & Data Processing Services (6.9%)
Affiliated Computer Services, Inc.-Class A ‡	11,200	563
Cerner Corp. ‡ †	10,900	652
Cognizant Technology Solutions Corp.‡	5,200	415
Google, Inc.-Class A ‡	10,400	5,900
Microsoft Corp.	194,700	5,736
SAP AG, ADR †	22,000	1,291
Sun Microsystems, Inc. ‡ †	100,000	561
Yahoo!, Inc. ‡	64,500	1,731

1

Computer & Office Equipment (8.2%)
Brocade Communications Systems, Inc. ‡	175,000	1,498
Cisco Systems, Inc. ‡	225,900	7,480
Dell, Inc. ‡	66,200	1,827
Hewlett-Packard Co.	22,057	1,098
Jabil Circuit, Inc.	54,000	1,233
Sandisk Corp. ‡	70,600	3,890
Seagate Technology	88,900	2,274
VeriFone Holdings, Inc. ‡ †	14,300	634
Construction (1.3%)
Fluor Corp. †	21,200	3,052
Electric Services (1.2%)
AES Corp. (The) ‡	20,400	409
Allegheny Energy, Inc. ‡	8,400	439
CMS Energy Corp.	43,000	723
Edison International	25,900	1,436
Electronic & Other Electric Equipment (3.5%)
Cooper Industries, Ltd.-Class A	13,800	705
Emerson Electric Co.	11,300	601
Energizer Holdings, Inc. ‡	4,500	499
General Electric Co.	165,400	6,848
Electronic Components & Accessories (3.5%)
Altera Corp.	44,300	1,067
Flextronics International, Ltd. ‡	87,200	975
Intel Corp.	93,100	2,408
Linear Technology Corp. †	13,500	472
Micron Technology, Inc. ‡	61,600	684
Qimonda AG, ADR ‡ †	42,500	480
Silicon Laboratories, Inc. ‡ †	13,500	564
Xilinx, Inc.	67,600	1,767
Fabricated Metal Products (0.1%)
Parker Hannifin Corp.	2,000	224
Food & Kindred Products (2.3%)
Campbell Soup Co.	900	33
Kraft Foods, Inc.-Class A	54,550	1,883
Sara Lee Corp.	150,700	2,515
Unilever NV-NY Shares	36,600	1,129
Furniture & Fixtures (0.7%)
Johnson Controls, Inc.	9,100	1,075
Leggett & Platt, Inc.	32,500	623
Health Services (0.7%)
DaVita, Inc. ‡	26,300	1,662
Holding & Other Investment Offices (0.7%)
Berkshire Hathaway, Inc.-Class A ‡	10	1,185
Douglas Emmett, Inc. REIT	13,800	341
Host Hotels & Resorts, Inc. REIT †	8,754	196
Hotels & Other Lodging Places (0.9%)
Las Vegas Sands Corp. ‡	12,500	1,668
Starwood Hotels & Resorts Worldwide, Inc.	10,500	638
Industrial Machinery & Equipment (3.9%)
American Standard Cos., Inc.	20,100	716
Applied Materials, Inc.	153,200	3,171
Baker Hughes, Inc.	20,000	1,807
Caterpillar, Inc.	6,400	502
Illinois Tool Works, Inc.	45,600	2,720
Lam Research Corp. ‡	11,200	597
Instruments & Related Products (2.1%)
Agilent Technologies, Inc. ‡ †	17,200	634
Danaher Corp.	21,700	1,795
KLA-Tencor Corp. †	50,400	2,811
Insurance (4.3%)
AFLAC, Inc.	13,900	793
AMBAC Financial Group, Inc. †	28,300	1,780
American International Group, Inc.	40,100	2,713
MBIA, Inc. †	20,900	1,276

2

Progressive Corp. (The)	29,400	571
RenaissanceRe Holdings, Ltd.	11,500	752
UnitedHealth Group, Inc.	53,700	2,601
Insurance Agents, Brokers & Service (0.7%)
Marsh & McLennan Cos., Inc.	70,400	1,795
Leather & Leather Products (0.2%)
Coach, Inc. ‡	8,100	383
Lumber & Other Building Materials (1.8%)
Home Depot, Inc. (The)	31,000	1,006
Lowe’s Cos., Inc.	122,000	3,418
Management Services (0.3%)
Paychex, Inc.	17,000	697
Medical Instruments & Supplies (1.9%)
Baxter International, Inc.	52,500	2,955
Medtronic, Inc.	30,800	1,737
Metal Mining (1.2%)
Barrick Gold Corp.	36,700	1,478
Freeport-McMoRan Copper & Gold, Inc.	6,000	629
Newmont Mining Corp.	18,200	814
Mining (1.3%)
Arch Coal, Inc. †	27,600	931
Potash Corp. of Saskatchewan †	20,700	2,188
Motion Pictures (1.3%)
Time Warner, Inc.	32,250	592
Walt Disney Co.	74,500	2,562
Oil & Gas Extraction (5.4%)
Anadarko Petroleum Corp.	5,500	296
BJ Services Co.	53,200	1,412
EOG Resources, Inc. †	5,400	391
Royal Dutch Shell PLC- Class A, ADR	41,200	3,386
Royal Dutch Shell PLC- Class B, ADR	16,580	1,361
Schlumberger, Ltd.	39,800	4,179
Weatherford International, Ltd. ‡	30,600	2,056
Personal Credit Institutions (1.5%)
AmeriCredit Corp. ‡ †	23,900	420
Capital One Financial Corp.	15,200	1,010
SLM Corp.	47,200	2,344
Petroleum Refining (1.5%)
Chevron Corp.	10,219	956
ConocoPhillips	9,200	807
Exxon Mobil Corp.	20,200	1,870
Pharmaceuticals (8.7%)
Allergan, Inc.	36,400	2,347
AstraZeneca PLC, ADR	69,200	3,465
Bare Escentuals, Inc. ‡ †	14,800	368
Bristol-Myers Squibb Co.	42,800	1,233
Forest Laboratories, Inc. ‡	73,800	2,752
Genentech, Inc.‡	38,200	2,980
ImClone Systems, Inc. ‡ †	44,900	1,856
Millennium Pharmaceuticals, Inc. ‡	67,900	689
Pfizer, Inc.	52,200	1,275
Sanofi-Aventis, ADR †	43,300	1,837
Sepracor, Inc. ‡	28,200	776
Teva Pharmaceutical Industries, Ltd., ADR	19,900	885
Wyeth	17,900	797
Primary Metal Industries (0.4%)
Alcoa, Inc.	13,900	544
Allegheny Technologies, Inc.	3,500	385
Printing & Publishing (0.5%)
CBS Corp.-Class B	36,100	1,137
Radio & Television Broadcasting (0.2%)
Citadel Broadcasting Corp.	5,721	24
Viacom, Inc.-Class B ‡	14,050	548
Radio, Television & Computer Stores (0.9%)
Best Buy Co., Inc.	47,400	2,181

3

Residential Building Construction (0.1%)
Lennar Corp.-Class A †	12,400	281
Restaurants (0.8%)
Cheesecake Factory (The)‡	1,900	45
McDonald’s Corp.	15,700	855
Starbucks Corp. ‡	42,400	1,111
Retail Trade (2.3%)
Costco Wholesale Corp.	6,600	405
Target Corp.	83,700	5,321
Rubber & Misc. Plastic Products (0.1%)
Jarden Corp. ‡	6,600	204
Savings Institutions (2.8%)
Hudson City Bancorp, Inc.	117,300	1,804
IndyMac Bancorp, Inc. †	43,000	1,015
Washington Mutual, Inc. †	111,700	3,944
Security & Commodity Brokers (1.1%)
Goldman Sachs Group, Inc. (The)	7,400	1,604
Lehman Brothers Holdings, Inc.	17,200	1,062
Stone, Clay & Glass Products (0.1%)
Owens Corning, Inc. ‡ †	10,900	273
Telecommunications (2.2%)
AT&T, Inc.	46,900	1,984
Level 3 Communications, Inc. ‡ †	297,900	1,385
Time Warner Telecom, Inc.-Class A ‡	66,100	1,452
Verizon Communications, Inc.	14,400	638
Tobacco Products (1.3%)
Altria Group, Inc.	44,900	3,122
Trucking & Warehousing (1.7%)
United Parcel Service, Inc.-Class B	53,600	4,025
U.S. Government Agencies (0.6%)
Fannie Mae	25,100	1,526
Wholesale Trade Nondurable Goods (0.2%)
SYSCO Corp.	10,700	381
Total Common Stocks (cost: $195,515)		238,804

	Principal	Value
SECURITIES LENDING COLLATERAL (13.0%)
Debt (12.3%)
Bank Notes (0.1%)
Wells Fargo
5.45%, due 10/12/2007	208	208
Euro Dollar Overnight (2.8%)
Barclays
5.33%, due 10/04/2007	521	521
BNP Paribas
5.20%, due 10/01/2007	1,355	1,355
Calyon
5.25%, due 10/01/2007	896	896
Fortis Bank
5.25%, due 10/01/2007	1,355	1,355
National Australia Bank
5.19%, due 10/01/2007	730	730
National City Corp.
4.50%, due 10/01/2007	104	104
Svenska Handlesbanken
5.20%, due 10/01/2007	854	854
Toronto Dominion Bank
5.32%, due 10/03/2007	1,042	1,042
Euro Dollar Terms (5.4%)
ABN Amro Bank NV
4.97%, due 10/24/2007	730	730
Bank of Montreal
5.52%, due 10/15/2007	208	208

4

Bank of Nova Scotia
5.54%, due 10/17/2007	313	313
5.34%, due 10/19/2007	521	521
5.00%, due 10/25/2007	313	313
Barclays
5.32%, due 10/09/2007	313	313
5.33%, due 10/15/2007	521	521
5.55%, due 10/15/2007	313	313
BNP Paribas
5.00%, due 10/25/2007	730	730
Canadian Imperial Bank of Commerce
5.34%, due 11/09/2007	1,042	1,042
Dexia Group
5.10%, due 11/05/2007	313	313
Fortis Bank
5.60%, due 10/12/2007	625	625
Nordea Bank Finland PLC (NY Branch)
5.45%, due 10/23/2007	417	417
Rabobank Nederland
4.91%, due 10/03/2007	625	625
5.00%, due 10/04/2007	313	313
Royal Bank of Scotland
5.45%, due 10/19/2007	313	313
5.43%, due 10/26/2007	625	625
5.33%, due 11/07/2007	521	521
Societe Generale
5.32%, due 10/01/2007	521	521
4.95%, due 10/22/2007	417	417
5.12%, due 11/01/2007	521	521
Toronto Dominion Bank
5.32%, due 10/09/2007	1,042	1,042
5.61%, due 10/12/2007	834	834
UBS AG
5.58%, due 10/01/2007	208	208
5.45%, due 10/22/2007	417	417
5.37%, due 11/08/2007	521	521
Repurchase Agreements (4.0%)††
Credit Suisse First Boston Corp. 5.35%, dated 09/28/2007 to be repurchased at $2,346 on 10/01/2007	2,345	2,345
Merrill Lynch & Co. 4.95%, dated 09/28/2007 to be repurchased at $3,284 on 10/01/2007	3,283	3,283
Morgan Stanley Dean Witter & Co. 4.95%, dated 09/28/2007 to be repurchased at $1,280 on 10/01/2007	1,279	1,279
Morgan Stanley Dean Witter & Co. 5.35%, dated 09/28/2007 to be repurchased at $2,763 on 10/01/2007	2,762	2,762

	Shares	Value
Investment Companies (0.7%)
Reserve Primary Money Market Fund
1-day yield of 5.38%	1,637,605	1,638
Total Securities Lending Collateral (cost: $31,609)		31,609

Total Investment Securities (cost: $228,207) #		$271,646

5

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.

†	At September 30, 2007, all or a portion of this security is on loan. The value at September 30, 2007, of all securities on loan is $30,574.

††

Cash collateral for the Repurchase Agreements, valued at $9,885, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.75% and 10/04/2007 - 12/01/2096, respectively.

#

Aggregate cost for federal income tax purposes is $228,756.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $49,957 and $7,067, respectively.  Net unrealized appreciation for tax purposes is $42,890.

DEFINITIONS:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

6

Capital Guardian Value

SCHEDULE OF INVESTMENTS

At September 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
CONVERTIBLE BOND (1.2%)
Automotive (1.2%)
Ford Motor Co.
4.25%, due 12/15/2036	$11,955	$13,972
Total Convertible Bond (cost: $12,457)		13,972

	Shares	Value
COMMON STOCKS (97.0%)
Automotive (0.6%)
General Motors Corp. †	168,700	6,191
Business Credit Institutions (1.8%)
American Capital Strategies, Ltd. †	466,500	19,934
Chemicals & Allied Products (1.2%)
Avon Products, Inc.	229,100	8,598
Dow Chemical Co. (The)	101,900	4,388
Commercial Banks (10.8%)
Fifth Third Bancorp †	338,800	11,478
JP Morgan Chase & Co.	744,040	34,092
SunTrust Banks, Inc.	307,200	23,246
Wachovia Corp. †	564,619	28,316
Wells Fargo & Co.	680,900	24,254
Communication (0.4%)
Time Warner Cable, Inc.-Class A ‡	142,700	4,681
Communications Equipment (0.8%)
Siemens AG, ADR	62,800	8,619
Computer & Data Processing Services (0.6%)
Affiliated Computer Services, Inc.-Class A ‡	139,200	6,993
Computer & Office Equipment (3.4%)
Hewlett-Packard Co.	163,200	8,126
Jabil Circuit, Inc.	670,300	15,310
Seagate Technology	574,300	14,691
Electric Services (3.6%)
CMS Energy Corp. †	595,700	10,020
Edison International	324,700	18,005
Pinnacle West Capital Corp.	325,500	12,860
Electric, Gas & Sanitary Services (0.4%)
NiSource, Inc.	223,100	4,270
Electronic & Other Electric Equipment (4.5%)
Emerson Electric Co.	146,600	7,802
General Electric Co.	1,042,800	43,172
Electronic Components & Accessories (2.8%)
Advanced Micro Devices, Inc. † ‡	524,100	6,918
Fairchild Semiconductor International, Inc. ‡	343,600	6,418
Flextronics International, Ltd. ‡	1,367,500	15,289
Micron Technology, Inc. ‡	215,700	2,394
Fabricated Metal Products (1.2%)
Fortune Brands, Inc.	73,500	5,989
Parker Hannifin Corp.	65,600	7,336
Food & Kindred Products (7.6%)
General Mills, Inc.	144,800	8,400
Kraft Foods, Inc.-Class A	1,035,716	35,743
Sara Lee Corp.	1,575,800	26,300
Unilever NV-NY Shares	503,700	15,539
Furniture & Fixtures (0.3%)
Leggett & Platt, Inc.	177,000	3,391
Gas Production & Distribution (0.6%)
Spectra Energy Corp.	289,300	7,082
Holding & Other Investment Offices (2.8%)
Berkshire Hathaway, Inc.-Class A ‡	90	10,666
Douglas Emmett, Inc. REIT	249,600	6,173
General Growth Properties, Inc. REIT	154,790	8,300
Host Hotels & Resorts, Inc. REIT †	288,000	6,463
Industrial Machinery & Equipment (2.0%)
Caterpillar, Inc.	91,100	7,145

1

Illinois Tool Works, Inc.	259,500	15,477
Insurance (10.0%)
AMBAC Financial Group, Inc. †	210,800	13,261
American International Group, Inc.	429,100	29,029
MBIA, Inc. †	250,300	15,281
Progressive Corp. (The)	1,065,800	20,687
RenaissanceRe Holdings, Ltd.	174,600	11,421
WellPoint, Inc. ‡	97,000	7,655
XL Capital, Ltd.-Class A †	195,100	15,452
Insurance Agents, Brokers & Service (2.1%)
Hartford Financial Services Group, Inc. (The)	40,700	3,767
Marsh & McLennan Cos., Inc.	778,200	19,844
Manufacturing Industries (0.2%)
Tyco International, Ltd.	60,675	2,690
Oil & Gas Extraction (5.8%)
Royal Dutch Shell PLC- Class A, ADR	187,400	15,400
Royal Dutch Shell PLC- Class B, ADR	202,565	16,631
Transocean, Inc. ‡	158,200	17,884
Weatherford International, Ltd. ‡	228,300	15,337
Paper & Allied Products (0.5%)
3M Co.	56,600	5,297
Personal Credit Institutions (2.2%)
AmeriCredit Corp. † ‡	330,000	5,801
Capital One Financial Corp.	215,300	14,302
SLM Corp.	101,140	5,024
Petroleum Refining (2.9%)
Chevron Corp.	74,816	7,001
ConocoPhillips	189,400	16,624
Exxon Mobil Corp.	103,266	9,558
Pharmaceuticals (8.3%)
AstraZeneca PLC, ADR	260,600	13,048
Merck & Co., Inc.	342,800	17,719
Millennium Pharmaceuticals, Inc. ‡	405,300	4,114
Pfizer, Inc.	1,169,000	28,559
Sanofi-Aventis, ADR †	715,000	30,330
Primary Metal Industries (1.5%)
Alcoa, Inc.	127,000	4,968
Nucor Corp.	193,100	11,484
Printing & Publishing (0.5%)
CBS Corp.-Class B	162,200	5,109
Railroads (0.6%)
Union Pacific Corp.	57,700	6,524
Restaurants (0.4%)
McDonald’s Corp.	92,000	5,011
Rubber & Misc. Plastic Products (1.6%)
Jarden Corp. † ‡	574,100	17,763
Savings Institutions (6.1%)
Hudson City Bancorp, Inc.	1,169,500	17,987
IndyMac Bancorp, Inc. †	763,970	18,037
Washington Mutual, Inc.	917,300	32,390
Security & Commodity Brokers (1.9%)
Goldman Sachs Group, Inc. (The)	44,100	9,558
Lehman Brothers Holdings, Inc.	77,100	4,759
Merrill Lynch & Co., Inc.	94,200	6,715
Telecommunications (4.4%)
AT&T, Inc.	942,200	39,864
Verizon Communications, Inc.	206,300	9,135
Tobacco Products (2.0%)
Altria Group, Inc.	296,100	20,588
Loews Corp. - Carolina Group	20,600	1,694
Water Transportation (0.6%)
Carnival Corp.	144,600	7,003
Total Common Stocks (cost: $982,932)		1,090,374

2

	Principal	Value
SECURITIES LENDING COLLATERAL (12.2%)
Debt (11.6%)
Bank Notes (0.1%)
Wells Fargo
5.45%, due 10/12/2007	906	906
Euro Dollar Overnight (2.7%)
Barclays
5.33%, due 10/04/2007	2,264	2,264
BNP Paribas
5.20%, due 10/01/2007	5,885	5,885
Calyon
5.25%, due 10/01/2007	3,893	3,893
Fortis Bank
5.25%, due 10/01/2007	5,885	5,885
National Australia Bank
5.19%, due 10/01/2007	3,169	3,169
National City Corp.
4.50%, due 10/01/2007	453	453
Svenska Handlesbanken
5.20%, due 10/01/2007	3,712	3,712
Toronto Dominion Bank
5.32%, due 10/03/2007	4,527	4,527
Euro Dollar Terms (5.1%)
ABN Amro Bank NV
4.97%, due 10/24/2007	3,169	3,169
Bank of Montreal
5.52%, due 10/15/2007	905	905
Bank of Nova Scotia
5.54%, due 10/17/2007	1,358	1,358
5.34%, due 10/19/2007	2,264	2,264
5.00%, due 10/25/2007	1,358	1,358
Barclays
5.32%, due 10/09/2007	1,358	1,358
5.33%, due 10/15/2007	2,264	2,264
5.55%, due 10/15/2007	1,358	1,358
BNP Paribas
5.00%, due 10/25/2007	3,169	3,169
Canadian Imperial Bank of Commerce
5.34%, due 11/09/2007	4,527	4,527
Dexia Group
5.10%, due 11/05/2007	1,358	1,358
Fortis Bank
5.60%, due 10/12/2007	2,716	2,716
Nordea Bank Finland PLC (NY Branch)
5.45%, due 10/23/2007	1,811	1,811
Rabobank Nederland
4.91%, due 10/03/2007	2,716	2,716
5.00%, due 10/04/2007	1,358	1,358
Royal Bank of Scotland
5.45%, due 10/19/2007	1,358	1,358
5.43%, due 10/26/2007	2,716	2,716
5.33%, due 11/07/2007	2,264	2,264
Societe Generale
5.32%, due 10/01/2007	2,264	2,264
4.95%, due 10/22/2007	1,811	1,811
5.12%, due 11/01/2007	2,264	2,264
Toronto Dominion Bank
5.32%, due 10/09/2007	4,527	4,527
5.61%, due 10/12/2007	3,622	3,622
UBS AG
5.58%, due 10/01/2007	905	905
5.45%, due 10/22/2007	1,811	1,811

3

5.37%, due 11/08/2007	2,264	2,264
Repurchase Agreements (3.7%) † †
Credit Suisse First Boston Corp. 5.35%, dated 09/28/2007 to be repurchased at $10,191 on 10/01/2007	10,186	10,186
Merrill Lynch & Co. 4.95%, dated 09/28/2007 to be repurchased at $14,266 on 10/01/2007	14,261	14,261
Morgan Stanley Dean Witter & Co. 4.95%, dated 09/28/2007 to be repurchased at $5,558 on 10/01/2007	5,556	5,556
Morgan Stanley Dean Witter & Co. 5.35%, dated 09/28/2007 to be repurchased at $12,002 on 10/01/2007	11,997	11,997

	Shares	Value
Investment Companies (0.6%)
Reserve Primary Money Market Fund
1-day yield of 5.38%	7,113,391	7,113
Total Securities Lending Collateral (cost: $137,302)		137,302

Total Investment Securities (cost: $1,132,691) #		$1,241,648

NOTES TO SCHEDULE OF INVESTMENTS:

†	At September 30, 2007, all or a portion of this security is on loan. The value at September 30, 2007, of all securities on loan is $132,723.

‡	Non-income producing.

† †

Cash collateral for the Repurchase Agreements, valued at $42,939, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.75% and 10/04/2007 - 12/01/2096, respectively.

#

Aggregate cost for federal income tax purposes is $1,132,691. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $153,336 and $44,379, respectively. Net unrealized appreciation for tax purposes is $108,957.

DEFINITIONS:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

4

Clarion Global Real Estate Securities

SCHEDULE OF INVESTMENTS

At September 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS ( 98.4%)
Australia (13.1%)
Centro Properties Group	356,407	2,325
CFS Retail Property Trust	2,086,400	4,413
DB RREEF Trust	993,087	$1,766
Goodman Group	2,617,076	16,003
GPT Group	1,678,997	7,578
Macquarie CountryWide Trust	2,725,553	4,800
Macquarie DDR Trust	1,787,600	1,859
Mirvac Group	1,489,317	7,183
Stockland	1,540,600	12,270
Valad Property Group	4,991,875	8,835
Westfield Group	2,135,118	41,002
Austria (0.8%)
Conwert Immobilien Invest AG ‡	357,900	6,596
Bermuda (1.7%)
Hongkong Land Holdings, Ltd.	783,900	3,543
Kerry Properties, Ltd.	1,133,300	8,709
Mandarin Oriental International, Ltd.	853,500	1,920
Canada (2.0%)
Brookfield Properties Co. †	246,950	6,149
Calloway Real Estate Investment Trust-144A	113,200	2,824
RioCan Real Estate Investment Trust	311,300	7,785
Cayman Islands (1.6%)
Greentown China Holdings, Ltd.	724,300	1,689
Shimao Property Holdings, Ltd.	1,667,200	5,075
Shui On Land, Ltd.	5,176,500	6,303
China (0.6%)
Guangzhou R&F Properties Co., Ltd.-Class H	1,140,500	5,388
Finland (1.4%)
Citycon Oyj	1,116,653	7,099
Citycon Oyj Rights	1,116,653	191
Sponda Oyj	339,196	4,703
France (4.9%)
Klepierre	115,415	6,603
Mercialys	110,102	4,250
Silic (STE Immob LOC Indu)	21,809	3,656
Societe de la Tour Eiffel	18,570	3,256
Unibail-Rodamco †	87,520	22,465
Germany (0.3%)
DIC Asset AG	60,635	2,143
Hong Kong (9.9%)
Agile Property Holdings, Ltd.	3,844,900	8,077
Cheung Kong Holdings, Ltd.	1,009,100	16,652
China Overseas Land & Investment, Ltd. Warrants, Expires 8/27/2008	101,583	84
Hang Lung Development Co.	1,468,452	8,355
Hang Lung Properties, Ltd.	1,839,400	8,240
Link (The)	1,954,100	4,301
Shangri-La Asia, Ltd.	574,000	1,936
Sun Hung Kai Properties, Ltd.	1,757,055	29,629
Wharf Holdings, Ltd.	965,000	4,745
India (0.7%)
Macquarie Bank, Ltd., Warrants, Expires 06/19/2008	705,200	5,451
Japan (15.2%)
Japan Logistics Fund, Inc. †	688	5,294
Japan Retail Fund Investment	751	6,530
Kenedix Realty Investment Corp.	274	1,906
Mitsubishi Estate Co., Ltd.	1,169,800	33,462
Mitsui Fudosan Co., Ltd.	1,492,100	41,384
New City Residence Investment Corp.	571	3,128
Nippon Accommodations Fund, Inc.	307	1,823
Nippon Building Fund, Inc.	569	8,262

1

Nomura Real Estate Residential Fund, Inc.	369	2,146
NTT Urban Development Corp. †	1,555	3,218
Sumitomo Realty & Development Co., Ltd.	516,600	18,146
Netherlands (1.4%)
Corio NV	99,970	8,516
Eurocommercial Properties NV	57,570	3,193
Norway (0.3%)
Norwegian Property ASA	226,600	2,716
Singapore (3.6%)
Allgreen Properties, Ltd.	421,200	545
Ascott Group, Ltd. (The)	1,546,800	1,698
CapitaLand, Ltd.	2,935,100	16,114
CapitaMall Trust	2,593,200	6,813
Keppel Land, Ltd.	282,700	1,581
Wing Tai Holdings, Ltd.	1,165,100	3,030
Sweden (0.2%)
Castellum AB	134,200	1,665
United Kingdom (6.8%)
British Land Co. PLC	353,400	8,438
Brixton PLC	203,600	1,503
Derwent London PLC	337,993	11,541
Great Portland Estates PLC	401,200	4,884
Hammerson PLC	366,357	8,748
Land Securities Group PLC	406,831	13,941
Safestore Holdings, Ltd.	1,835,105	6,889
United States (33.9%)
AMB Property Corp.	42,600	2,548
AvalonBay Communities, Inc. †	107,400	12,680
BioMed Realty Trust, Inc. †	162,900	3,926
Boston Properties, Inc.	180,600	18,764
BRE Properties-Class A †	160,000	8,949
Camden Property Trust †	88,400	5,680
Corporate Office Properties Trust †	82,650	3,441
Douglas Emmett, Inc.	169,400	4,189
Equity One, Inc. †	90,400	2,459
Equity Residential †	67,100	2,842
Extra Space Storage, Inc. †	124,100	1,910
Federal Realty Investment Trust	147,200	13,042
FelCor Lodging Trust, Inc.	127,600	2,543
General Growth Properties, Inc. †	278,470	14,932
HCP, Inc.	93,112	3,089
Highwood Properties, Inc. †	154,700	5,673
Home Properties, Inc. †	140,000	7,305
Host Hotels & Resorts, Inc. †	603,123	13,534
Kilroy Realty Corp.	58,200	3,529
Kimco Realty Corp.	93,500	4,227
LaSalle Hotel Properties	58,800	2,474
Macerich Co. (The)	122,600	10,737
Nationwide Health Properties, Inc. †	340,200	10,250
Omega Healthcare Investors, Inc.	266,700	4,142
Post Properties, Inc. †	63,800	2,469
Prologis	279,200	18,525
Public Storage, Inc. †	39,180	3,082
Regency Centers Corp.	156,300	11,996
Simon Property Group, Inc.	269,100	26,910
SL Green Realty Corp. †	129,300	15,098
Strategic Hotels & Resorts, Inc.	112,200	2,310
Tanger Factory Outlet Centers	68,400	2,776
Taubman Centers, Inc.	106,000	5,803
Ventas, Inc.	301,200	12,470
Vornado Realty Trust	146,200	15,987
Total Common Stocks (cost: $690,492)		813,256

2

	Contracts◆	Value
PURCHASED OPTIONS (0.7%) #
Covered Call Options (0.7%)
Brascan Residential Properties	778,400	5,838
Call Strike $.00
Expires 10/22/2007
Total Purchased Options (cost: $5,843)		5,838

	Principal	Value
SECURITIES LENDING COLLATERAL (11.7%)
Debt (11.1%)
Bank Notes (0.1%)
Wells Fargo
5.45%, due 10/12/2007	638	638
Euro Dollar Overnight (2.5%)
Barclays
5.33%, due 10/04/2007	1,594	1,594
BNP Paribas
5.20%, due 10/01/2007	4,144	4,144
Calyon
5.25%, due 10/01/2007	2,741	2,741
Fortis Bank
5.25%, due 10/01/2007	4,144	4,144
National Australia Bank
5.19%, due 10/01/2007	2,231	2,231
National City Corp.
4.50%, due 10/01/2007	319	319
Svenska Handlesbanken
5.20%, due 10/01/2007	2,613	2,613
Toronto Dominion Bank
5.32%, due 10/03/2007	3,187	3,187
Euro Dollar Terms (4.9%)
ABN Amro Bank NV
4.97%, due 10/24/2007	2,231	2,231
Bank of Montreal
5.52%, due 10/15/2007	638	638
Bank of Nova Scotia
5.54%, due 10/17/2007	956	956
5.34%, due 10/19/2007	1,594	1,594
5.00%, due 10/25/2007	956	956
Barclays
5.32%, due 10/09/2007	956	956
5.33%, due 10/15/2007	1,594	1,594
5.55%, due 10/15/2007	956	956
BNP Paribas
5.00%, due 10/25/2007	2,231	2,231
Canadian Imperial Bank of Commerce
5.34%, due 11/09/2007	3,187	3,187
Dexia Group
5.10%, due 11/05/2007	956	956
Fortis Bank
5.60%, due 10/12/2007	1,912	1,912
Nordea Bank Finland PLC (NY Branch)
5.45%, due 10/23/2007	1,275	1,275
Rabobank Nederland
4.91%, due 10/03/2007	1,912	1,912
5.00%, due 10/04/2007	956	956
Royal Bank of Scotland
5.45%, due 10/19/2007	956	956
5.43%, due 10/26/2007	1,912	1,912
5.33%, due 11/07/2007	1,594	1,594
Societe Generale
5.32%, due 10/01/2007	1,594	1,594
4.95%, due 10/22/2007	1,275	1,275
5.12%, due 11/01/2007	1,594	1,594
Toronto Dominion Bank
5.32%, due 10/09/2007	3,187	3,187

3

5.61%, due 10/12/2007	2,550	2,550
UBS AG
5.58%, due 10/01/2007	638	638
5.45%, due 10/22/2007	1,275	1,275
5.37%, due 11/08/2007	1,594	1,594
Repurchase Agreements (3.6%) ††
Credit Suisse First Boston Corp. 5.35%, dated 09/28/2007 to be repurchased at $7,175 on 10/01/2007	7,172	7,172
Merrill Lynch & Co. 4.95%, dated 09/28/2007 to be repurchased at $10,045 on 10/01/2007	10,041	10,041
Morgan Stanley Dean Witter & Co. 4.95%, dated 09/28/2007 to be repurchased at $3,913 on 10/01/2007	3,912	3,912
Morgan Stanley Dean Witter & Co. 5.35%, dated 09/28/2007 to be repurchased at $8,451 on 10/01/2007	8,447	8,447

	Shares	Value
Investment Companies (0.6%)
Reserve Primary Money Market Fund
1-day yield of 5.38%	5,008,340	5,008
Total Securities Lending Collateral (cost: $96,670)		96,670
Total Investment Securities (cost: $793,005) #		$915,764

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.

†	At September 30, 2007, all or a portion of this security is on loan. The value at September 30, 2007, of all securities on loan is $93,427.

††

Cash collateral for the Repurchase Agreements, valued at $30,232, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.75% and 10/04/2007 - 12/01/2096, respectively.

◆	Contract amounts are not in thousands.

#

Aggregate cost for federal income tax purposes is $838,539. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $94,050 and $16,825, respectively. Net unrealized appreciation for tax purposes is $77,225.

DEFINITIONS:
144A

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities aggregated $2,824 or 0.3% of the net assets of the Fund.

4

Clarion Global Real Estate Securities

SCHEDULE OF INVESTMENTS

September 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Percentage of Net Assets	Value
INVESTMENTS BY INDUSTRY:
Diversified	18.4%	$152,037
Shopping Center	14.1%	116,330
Office Property	11.2%	92,168
Regional Mall	10.2%	83,865
Engineering & Management Services	9.0%	74,217
Residential Building Construction	8.6%	71,330
Operating/ Development	7.5%	62,135
Apartments	5.4%	44,876
Health Care	3.6%	29,950
Hotels	3.4%	28,440
Industrial Property	2.6%	21,073
Storage	1.4%	11,880
Computer & Data Processing Services	1.0%	8,516
Management Services	0.9%	7,289
Covered Call Options	0.7%	5,838
Warehouse	0.6%	5,294
Hotels & Other Lodging Places	0.5%	3,856
Investment Securities, at value	99.1%	819,094
Short-Term Investments	11.7%	96,670
Total Investment Securities	110.8%	$915,764

1

Federated Market Opportunity

SCHEDULE OF INVESTMENTS

At September 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

		Principal	Value
U.S. GOVERNMENT OBLIGATIONS (28.0%)
U.S. Treasury Note
4.25%, due 10/31/2007		$20,000	$20,006
4.38%, due 12/31/2007		20,000	20,017
5.13%, due 06/30/2008		35,000	35,249
4.88%, due 05/15/2009		32,000	32,458
4.00%, due 03/15/2010 †		15,000	15,008
Total U.S. Government Obligations (cost: $121,784)			122,738

FOREIGN GOVERNMENT OBLIGATIONS (5.6%)
Japan Government
0.30%, due 11/15/2007	JPY	850,000	7,382
0.20%, due 12/15/2007	JPY	570,000	4,945
0.30%, due 12/20/2007	JPY	570,000	4,946
0.30%, due 12/20/2007	JPY	850,000	7,375
Total Foreign Government Obligations (cost: $23,102)			24,648

	Shares	Value
COMMON STOCKS (25.0%)
Apparel Products (1.1%)
Jones Apparel Group, Inc.	240,000	5,071
Computer & Data Processing Services (2.0%)
Electronic Data Systems Corp.	190,000	4,150
Symantec Corp. ‡	230,000	4,457
Computer & Office Equipment (0.8%)
Lexmark International, Inc. ‡	90,000	3,738
Food & Kindred Products (0.4%)
Tate & Lyle PLC	200,000	1,640
Insurance (0.9%)
Progressive Corp. (The)	210,000	4,076
Manufacturing Industries (1.8%)
Sankyo Co., Ltd./Gunma	120,000	4,852
Sega Sammy Holdings, Inc. †	225,000	2,993
Metal Mining (7.3%)
Gold Fields, Ltd., Sponsored ADR	560,000	10,130
Goldcorp, Inc. †	500,000	15,280
Harmony Gold Mining Co., Ltd., ADR † ‡	150,000	1,787
Iamgold Corp. †	538,000	4,664
Oil & Gas Extraction (6.7%)
BJ Services Co.	85,000	2,257
Canetic Resources Trust †	415,000	6,358
Cimarex Energy Co.	120,000	4,470
Patterson-UTI Energy, Inc. †	271,000	6,117
Pengrowth Energy Trust †	330,000	6,190
Penn West Energy Trust †	135,000	4,194
Pharmaceuticals (1.7%)
Forest Laboratories, Inc. ‡	115,000	4,288
Johnson & Johnson	48,400	3,180
Retail Trade (1.0%)
Office Depot, Inc. ‡	215,000	4,433
Telecommunications (1.3%)
NTT DoCoMo, Inc.	3,900	5,561
Total Common Stocks (cost: $107,472)		109,886

	Principal	Value
SHORT-TERM OBLIGATIONS (38.6%)
Repurchase Agreements (38.6%)
State Street Corp. 3.00%, dated 09/28/2007 to be repurchased at $169,462 on 10/01/2007 ■ ●	169,420	169,420
Total Short-Term Obligations (cost: $169,420)		169,420

1

	Contracts ◆	Value
PURCHASED OPTIONS (3.5%)
Put Options (3.5%)
Amazon.Com, Inc.	2,600	195
Put Strike $60.00
Expires 01/19/2008
Financial Select Sector SPDR Fund	3,500	1,662
Put Strike $39.00
Expires 12/22/2007
iShares MSCI Emerging Markets Index Fund	1,600	744
Put Strike $135.00
Expires 12/22/2007
iShares MSCI Germany Index Fund	3,540	797
Put Strike $35.00
Expires 01/19/2008
Las Vegas Sands Corp.	800	316
Put Strike $105.00
Expires 01/19/2008
MDY	400	440
Put Strike $170.00
Expires 01/19/2008
Nasdaq-100 Index	2,250	892
Put Strike $55.00
Expires 01/19/2008
Research In Motion, Ltd.	1,350	377
Put Strike $76.63
Expires 01/19/2008
Russell 200 Index	350	1,733
Put Strike $840.00
Expires 12/22/2007
S&P 500 Index¡	1,000	5,340
Put Strike $1,550.00
Expires 12/22/2007
S&P 500 Index	300	1,620
Put Strike $1,500.00
Expires 03/22/2008
SanDisk Corp.	2,500	1,188
Put Strike $55.00
Expires 01/19/2008
Total Purchased Options (cost: $27,062)		15,304

	Principal	Value
SECURITIES LENDING COLLATERAL (9.6%)
Debt (9.1%)
Bank Notes (0.1%)
Wells Fargo
5.45%, due 10/12/2007	277	277
Euro Dollar Overnight (2.1%)
Barclays
5.33%, due 10/04/2007	691	691
BNP Paribas
5.20%, due 10/01/2007	1,798	1,798
Calyon
5.25%, due 10/01/2007	1,189	1,189
Fortis Bank
5.25%, due 10/01/2007	1,798	1,798
National Australia Bank
5.19%, due 10/01/2007	968	968
National City Corp.
4.50%, due 10/01/2007	138	138
Svenska Handlesbanken
5.20%, due 10/01/2007	1,134	1,134
Toronto Dominion Bank
5.32%, due 10/03/2007	1,383	1,383

2

Euro Dollar Terms (4.0%)
ABN Amro Bank NV
4.97%, due 10/24/2007	968	968
Bank of Montreal
5.52%, due 10/15/2007	277	277
Bank of Nova Scotia
5.54%, due 10/17/2007	415	415
5.34%, due 10/19/2007	691	691
5.00%, due 10/25/2007	415	415
Barclays
5.32%, due 10/09/2007	415	415
5.33%, due 10/15/2007	691	691
5.55%, due 10/15/2007	415	415
BNP Paribas
5.00%, due 10/25/2007	968	968
Canadian Imperial Bank of Commerce
5.34%, due 11/09/2007	1,383	1,383
Dexia Group
5.10%, due 11/05/2007	415	415
Fortis Bank
5.60%, due 10/12/2007	830	830
Nordea Bank Finland PLC (NY Branch)
5.45%, due 10/23/2007	553	553
Rabobank Nederland
4.91%, due 10/03/2007	830	830
5.00%, due 10/04/2007	415	415
Royal Bank of Scotland
5.45%, due 10/19/2007	415	415
5.43%, due 10/26/2007	830	830
5.33%, due 11/07/2007	691	691
Societe Generale
5.32%, due 10/01/2007	691	691
4.95%, due 10/22/2007	553	553
5.12%, due 11/01/2007	691	691
Toronto Dominion Bank
5.32%, due 10/09/2007	1,383	1,383
5.61%, due 10/12/2007	1,106	1,106
UBS AG
5.58%, due 10/01/2007	277	277
5.45%, due 10/22/2007	553	553
5.37%, due 11/08/2007	691	691
Repurchase Agreements (2.9%) ††
Credit Suisse First Boston Corp. 5.35%, dated 09/28/2007 to be repurchased at $3,113 on 10/01/2007	3,111	3,111
Merrill Lynch & Co. 4.95%, dated 09/28/2007 to be repurchased at $4,358 on 10/01/2007	4,356	4,356
Morgan Stanley Dean Witter & Co. 4.95%, dated 09/28/2007 to be repurchased at $1,698 on 10/01/2007	1,697	1,697
Morgan Stanley Dean Witter & Co. 5.35%, dated 09/28/2007 to be repurchased at $3,666 on 10/01/2007	3,664	3,664

	Shares	Value
Investment Companies (0.5%)
Reserve Primary Money Market Fund
1-day yield of 5.38%	2,172,814	2,173
Total Securities Lending Collateral (cost: $41,939)		41,939

Total Investment Securities (cost: $490,779) #		$483,935

3

NOTES TO SCHEDULE OF INVESTMENTS:

†	At September 30, 2007, all or a portion of this security is on loan. The value at September 30, 2007, of all securities on loan is $39,932.

‡	Non-income producing.

■

At September 30, 2007, repurchase agreements excluding collateral for securities on loan are collateralized by U.S. Government Agency Obligations with interest rates and maturity dates ranging from 4.03% - 5.48% and 02/01/2034 - 05/25/2034, respectively, and with a market value plus accrued interest of $172,810.

††

Cash collateral for the Repurchase Agreements, valued at $13,116, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.75% and 10/04/2007 - 12/01/2096, respectively.

◆	Contract amounts are not in thousands.

¡	Securities valued as determined in good faith in accordance with procedures established by the the Board of AEGON/ Transamerica Series Trust.

●	State Street Corp. serves as the accounting, custody and lending agent for the Fund and provides various administrative services on behalf of the Funds.

#

Aggregate cost for federal income tax purposes is $490,756.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $9,653 and $16,474, respectively.  Net unrealized depreciation for tax purposes is $6,821.

DEFINITIONS:
ADR	American Depositary Receipt
JPY	Japanese Yen
SPDR	Standard & Poor’s Depository Receipts

4

Federated Market Opportunity – Currency

SCHEDULE OF INVESTMENTS

At September 30, 2007

(all amounts in thousands)

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Swiss Franc	33,439	10/31/2007	$27,560	$1,129
			$27,560	$1,129

1

International Moderate Growth Fund

SCHEDULE OF INVESTMENTS

At September 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)
Fixed-Income (22.9%)
PIMCO Total Return, Initial Class e	2,898,362	$32,520
TA IDEX PIMCO Real Return TIPS, Class I @	662,036	6,693
TA IDEX Transamerica Short-Term Bond, Class I @	512,061	5,023
Growth Equity (6.7%)
Federated Market Opportunity, Initial Class e	894,390	12,879
Specialty- Real Estate (6.5%)
Clarion Global Real Estate Securities, Initial Class e	578,580	12,665
World Equity (63.9%)
TA IDEX AllianceBernstein International Value, Class I @	2,389,659	34,626
TA IDEX Evergreen International Small Cap, Class I @	1,451,643	25,926
TA IDEX Marsico International Growth, Class I @	2,254,485	33,998
TA IDEX Neuberger Berman International, Class I @	1,953,265	25,412
TA IDEX Oppenheimer Developing Markets, Class I @	232,345	3,627

Total Investment Companies (cost: $184,165) #		$193,369

NOTES TO SCHEDULE OF INVESTMENTS:

e	The Fund invests its assets in the Initial class shares of the affiliated AEGON/Transamerica Series Trust.

@	The Fund invests its assets in the Class I shares of the affiliated Transamerica IDEX Mutual Funds.

#

Aggregate cost for federal income tax purposes is $184,242.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $11,041 and $1,914, respectively.  Net unrealized appreciation for tax purposes is $9,127.

1

Jennison Growth

SCHEDULE OF INVESTMENTS
At September 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (98.6%)
Aerospace (4.6%)
Boeing Co. (The)	37,400	$3,927
United Technologies Corp.	42,400	3,412
Apparel & Accessory Stores (0.7%)
Kohl’s Corp. ‡	18,300	1,049
Beverages (2.2%)
PepsiCo, Inc.	47,300	3,465
Business Services (1.9%)
Akamai Technologies, Inc. ‡ †	23,900	687
eBay, Inc. ‡	59,700	2,329
Chemicals & Allied Products (5.5%)
Colgate-Palmolive Co.	45,500	3,245
Monsanto Co.	37,300	3,198
Procter & Gamble Co.	33,627	2,365
Communications Equipment (5.6%)
Ciena Corp. ‡ †	30,500	1,161
QUALCOMM, Inc.	82,800	3,499
Research In Motion, Ltd. ‡	43,300	4,267
Computer & Data Processing Services (11.8%)
Adobe Systems, Inc. ‡	109,700	4,790
Google, Inc.-Class A ‡ †	12,700	7,204
Infosys Technologies, Ltd., ADR	24,900	1,205
Juniper Networks, Inc. ‡	58,600	2,145
Microsoft Corp.	105,700	3,114
VMware, Inc.-Class A ‡ †	5,100	433
Computer & Office Equipment (8.2%)
Apple, Inc. ‡	24,300	3,731
Cisco Systems, Inc. ‡	133,200	4,410
EMC Corp. ‡	77,000	1,602
Hewlett-Packard Co.	67,200	3,346
Department Stores (0.7%)
Saks, Inc.	63,600	1,091
Electronic & Other Electric Equipment (2.8%)
General Electric Co.	110,000	4,554
Electronic Components & Accessories (4.7%)
Broadcom Corp.-Class A ‡	47,500	1,731
Intel Corp.	97,600	2,524
Marvell Technology Group, Ltd. ‡	103,300	1,691
NVIDIA Corp. ‡	43,200	1,566
Food Stores (0.2%)
Whole Foods Market, Inc. †	7,300	357
Holding & Other Investment Offices (1.0%)
Lazard, Ltd.-Class A	36,100	1,531
Hotels & Other Lodging Places (1.0%)
Marriott International, Inc.-Class A	38,100	1,656
Industrial Machinery & Equipment (1.5%)
Applied Materials, Inc.	75,000	1,552
Caterpillar, Inc.	11,300	886
Instruments & Related Products (2.8%)
Alcon, Inc.	20,900	3,008
Thermo Fisher Scientific, Inc. ‡	26,500	1,530
Insurance (1.5%)
American International Group, Inc.	35,500	2,402
Leather & Leather Products (1.9%)
Coach, Inc. ‡	65,300	3,087
Lumber & Other Building Materials (0.8%)
Lowe’s Cos., Inc.	47,300	1,325
Medical Instruments & Supplies (3.1%)
Baxter International, Inc.	41,400	2,330
Hologic, Inc. ‡	5,100	311
St. Jude Medical, Inc. ‡	50,800	2,239
Motion Pictures (4.1%)
News Corp., Inc.-Class A	105,100	2,311

1

Walt Disney Co.	122,400	4,209
Oil & Gas Extraction (3.4%)
Occidental Petroleum Corp.	26,200	1,679
Schlumberger, Ltd.	36,400	3,822
Petroleum Refining (1.6%)
Marathon Oil Corp.	31,700	1,808
Suncor Energy, Inc. †	7,400	702
Pharmaceuticals (16.1%)
Abbott Laboratories	64,300	3,448
Elan Corp. PLC, ADR ‡ †	34,900	734
Genentech, Inc. ‡	43,200	3,370
Gilead Sciences, Inc. ‡	129,200	5,280
Novartis AG, ADR	30,700	1,687
Roche Holding AG, ADR	42,500	3,840
Schering-Plough Corp.	81,400	2,575
Teva Pharmaceutical Industries, Ltd., ADR	61,100	2,717
Wyeth	46,500	2,072
Retail Trade (2.1%)
Costco Wholesale Corp. †	23,300	1,430
Target Corp.	29,300	1,863
Rubber & Misc. Plastic Products (1.2%)
NIKE, Inc.-Class B	33,100	1,942
Security & Commodity Brokers (6.4%)
American Express Co.	30,500	1,811
Charles Schwab Corp. (The)	110,200	2,380
Goldman Sachs Group, Inc. (The)	12,100	2,623
NYSE Euronext †	22,700	1,797
UBS AG-Registered	30,100	1,603
Telecommunications (1.2%)
NII Holdings, Inc. ‡	24,200	1,988
Total Common Stocks (cost: $129,960)		157,646

	Principal	Value
SECURITIES LENDING COLLATERAL (8.6%)
Debt (8.2%)
Bank Notes (0.1%)
Wells Fargo
5.45%, due 10/12/2007	91	91
Euro Dollar Overnight (1.9%)
Barclays
5.33%, due 10/04/2007	227	227
BNP Paribas
5.20%, due 10/01/2007	589	589
Calyon
5.25%, due 10/01/2007	390	390
Fortis Bank
5.25%, due 10/01/2007	589	589
National Australia Bank
5.19%, due 10/01/2007	317	317
National City Corp.
4.50%, due 10/01/2007	45	45
Svenska Handlesbanken
5.20%, due 10/01/2007	372	372
Toronto Dominion Bank
5.32%, due 10/03/2007	453	453
Euro Dollar Terms (3.6%)
ABN Amro Bank NV
4.97%, due 10/24/2007	317	317
Bank of Montreal
5.52%, due 10/15/2007	91	91
Bank of Nova Scotia
5.54%, due 10/17/2007	136	136
5.34%, due 10/19/2007	227	227

2

5.00%, due 10/25/2007	136	136
Barclays
5.32%, due 10/09/2007	136	136
5.33%, due 10/15/2007	227	227
5.55%, due 10/15/2007	136	136
BNP Paribas
5.00%, due 10/25/2007	317	317
Canadian Imperial Bank of Commerce
5.34%, due 11/09/2007	453	453
Dexia Group
5.10%, due 11/05/2007	136	136
Fortis Bank
5.60%, due 10/12/2007	272	272
Nordea Bank Finland PLC (NY Branch)
5.45%, due 10/23/2007	181	181
Rabobank Nederland
4.91%, due 10/03/2007	272	272
5.00%, due 10/04/2007	136	136
Royal Bank of Scotland
5.45%, due 10/19/2007	136	136
5.43%, due 10/26/2007	272	272
5.33%, due 11/07/2007	227	227
Societe Generale
5.32%, due 10/01/2007	227	227
4.95%, due 10/22/2007	181	181
5.12%, due 11/01/2007	227	227
Toronto Dominion Bank
5.32%, due 10/09/2007	453	453
5.61%, due 10/12/2007	363	363
UBS AG
5.58%, due 10/01/2007	91	91
5.45%, due 10/22/2007	181	181
5.37%, due 11/08/2007	227	227
Repurchase Agreements (2.6%) ††
Credit Suisse First Boston Corp. 5.35%, dated 09/28/2007 to be repurchased at $1,020 on 10/01/2007	1,020	1,020
Merrill Lynch & Co. 4.95%, dated 09/28/2007 to be repurchased at $1,429 on 10/01/2007	1,428	1,428
Morgan Stanley Dean Witter & Co. 4.95%, dated 09/28/2007 to be repurchased at $557 on 10/01/2007	556	556
Morgan Stanley Dean Witter & Co. 5.35%, dated 09/28/2007 to be repurchased at $1,202 on 10/01/2007	1,201	1,201

	Shares	Value
Investment Companies (0.4%)
Reserve Primary Money Market Fund
1-day yield of 5.38%	712,283	712
Total Securities Lending Collateral (cost: $13,748)		13,748

Total Investment Securities (cost: $143,708) #		$171,394

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.

3

†	At September 30, 2007, all or a portion of this security is on loan. The value at September 30, 2007, of all securities on loan is $13,390.

††

Cash collateral for the Repurchase Agreements, valued at $4,300, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.75% and 10/04/2007 - 12/01/2096, respectively.

#

Aggregate cost for federal income tax purposes is $143,927. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $29,539 and $2,072, respectively. Net unrealized appreciation for tax purposes is $27,467.

DEFINITIONS:
ADR	American Depositary Receipt

4

JPMorgan Core Bond

SCHEDULE OF INVESTMENTS
At September 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (22.3%)
U.S. Treasury Bond
11.75%, due 11/15/2014 †	$2,500	$2,890
7.25%, due 05/15/2016	2,000	2,381
7.50%, due 11/15/2016 †	2,750	3,340
7.25%, due 08/15/2022	300	375
6.25%, due 08/15/2023	5,000	5,744
7.63%, due 02/15/2025	1,125	1,482
6.50%, due 11/15/2026	1,500	1,798
U.S. Treasury Note
6.50%, due 02/15/2010	585	618
U.S. Treasury STRIPS
Zero Coupon, due 02/15/2010	1,140	1,039
Zero Coupon, due 02/15/2011	950	830
Zero Coupon, due 05/15/2012	630	526
Zero Coupon, due 08/15/2012	250	204
Zero Coupon, due 11/15/2012	815	659
Zero Coupon, due 11/15/2012	940	759
Zero Coupon, due 02/15/2013	200	160
Zero Coupon, due 05/15/2013	200	157
Zero Coupon, due 11/15/2013	3,000	2,309
Zero Coupon, due 02/15/2014	750	569
Zero Coupon, due 11/15/2014	100	73
Zero Coupon, due 02/15/2016	1,650	1,126
Zero Coupon, due 05/15/2016	2,200	1,480
Zero Coupon, due 02/15/2017	8,400	5,430
Zero Coupon, due 11/15/2017	200	124
Zero Coupon, due 02/15/2019	300	173
Zero Coupon, due 02/15/2022	150	73
Zero Coupon, due 02/15/2023	750	349
Total U.S. Government Obligations (cost: $32,574)		34,668

U.S. GOVERNMENT AGENCY OBLIGATIONS (44.0%)
Fannie Mae
7.50%, due 01/01/2008	7	7
7.00%, due 01/25/2008	24	24
6.50%, due 04/01/2008	16	16
6.90%, due 10/25/2008 *	34	34
8.00%, due 07/01/2009	98	101
5.50%, due 06/01/2012	145	146
6.50%, due 12/25/2012	320	320
5.00%, due 11/25/2015	1,500	1,495
6.00%, due 03/25/2016	487	497
5.00%, due 12/01/2016	176	173
7.00%, due 12/25/2016	924	926
5.50%, due 03/01/2017	470	469
6.50%, due 03/01/2017	120	123
5.50%, due 04/25/2017	1,000	1,015
5.50%, due 09/01/2017	392	391
7.00%, due 09/01/2017	301	312
9.50%, due 06/25/2018	212	233
4.00%, due 07/01/2018	166	157
4.00%, due 12/01/2018	693	655
4.50%, due 03/01/2019	595	573
4.50%, due 04/01/2019	1,726	1,664
9.00%, due 10/01/2019	91	98
6.50%, due 08/01/2020	264	270
6.50%, due 02/25/2022	463	480
5.50%, due 05/25/2023	500	482
9.00%, due 06/01/2025	80	87
7.00%, due 03/25/2031	144	150
7.00%, due 09/25/2031	276	289
7.00%, due 09/25/2031	322	337
7.00%, due 11/25/2031	756	788

1

8.51%, due 02/25/2032 *	73	80
10.00%, due 03/25/2032 *	54	61
6.50%, due 04/25/2032	129	129
6.50%, due 11/25/2032	1,000	1,030
6.00%, due 12/01/2032	376	378
5.08%, due 12/25/2032 *	152	150
Zero Coupon, due 01/01/2033 (a)	168	122
6.00%, due 03/01/2033	167	168
6.00%, due 03/01/2033	114	115
6.00%, due 03/01/2033	85	86
5.50%, due 04/01/2033	397	390
4.00%, due 04/25/2033	500	402
5.75%, due 06/25/2033	750	729
Zero Coupon, due 07/25/2033 *	291	208
Zero Coupon, due 08/25/2033 *	221	147
Zero Coupon, due 09/01/2033 (a)	120	84
3.95%, due 09/25/2033 *	130	115
Zero Coupon, due 12/25/2033 (a)	862	624
5.50%, due 02/25/2034	600	593
1.38%, due 03/25/2034 *	165	108
Zero Coupon, due 04/25/2034 (a)	94	56
5.41%, due 04/25/2034 *	330	329
3.47%, due 05/25/2034 *	94	89
5.41%, due 05/25/2034 *	535	530
4.83%, due 01/01/2035 *	263	263
5.50%, due 12/25/2035	300	288
6.50%, due 01/01/2036	335	341
Zero Coupon, due 04/25/2036 (a)	176	126
Zero Coupon, due 06/25/2036 (a)	213	160
Zero Coupon, due 07/25/2036 (a)	172	131
Zero Coupon, due 07/25/2036 (a)	188	145
Zero Coupon, due 11/25/2036 (a)	461	328
6.50%, due 10/25/2042	119	122
6.50%, due 12/25/2042	421	432
7.50%, due 12/25/2042	196	205
Federal Home Loan Bank
4.72%, due 09/20/2012 *	398	394
Freddie Mac
5.50%, due 02/15/2009	358	360
4.13%, due 07/12/2010	573	568
5.75%, due 01/15/2012	200	209
6.00%, due 02/15/2013	869	883
5.50%, due 09/15/2013	621	626
5.50%, due 10/15/2013	629	632
6.50%, due 10/15/2013	81	81
6.00%, due 12/15/2013	798	816
6.00%, due 12/15/2013	1,346	1,377
5.00%, due 07/15/2014	590	590
6.00%, due 08/15/2015	453	453
2.09%, due 10/15/2015 *	709	649
6.50%, due 04/01/2016	122	125
5.50%, due 02/15/2017	994	1,002
1.95%, due 07/15/2017 * (b)	1,019	67
6.50%, due 12/01/2017	340	348
4.00%, due 05/01/2019	834	788
8.50%, due 09/15/2020	221	238
6.00%, due 12/15/2020	706	711
5.50%, due 12/15/2022	1,000	1,008
7.50%, due 02/15/2023	586	595
5.00%, due 05/15/2023	283	276
7.00%, due 03/15/2024	1,000	1,040
Zero Coupon, due 02/15/2029 (a)	149	128
7.00%, due 06/15/2029	1,000	1,047
6.00%, due 11/15/2029	685	691
8.00%, due 01/15/2030	794	832

2

2.69%, due 05/15/2030 *	271	254
6.00%, due 05/15/2030	337	341
7.50%, due 08/15/2030	199	208
7.25%, due 09/15/2030	928	922
7.00%, due 10/15/2030	590	604
7.25%, due 12/15/2030	284	289
6.50%, due 08/15/2031	467	475
2.25%, due 03/15/2032 * (b)	273	25
4.00%, due 03/15/2032	1,000	942
6.38%, due 03/15/2032	807	830
6.50%, due 03/15/2032	729	759
7.00%, due 03/15/2032	1,954	2,038
7.00%, due 04/15/2032	791	826
7.00%, due 05/15/2032	626	648
6.50%, due 06/15/2032	462	479
6.50%, due 07/15/2032	1,048	1,097
7.50%, due 07/25/2032	483	504
6.00%, due 11/15/2032	500	508
Zero Coupon, due 12/15/2032 (a)	121	99
Zero Coupon, due 12/15/2032 (a)	179	148
Zero Coupon, due 01/15/2033 (a)	400	251
1.25%, due 02/15/2033 * (b)	1,346	73
1.80%, due 02/15/2033 * (b)	937	63
6.00%, due 02/15/2033	500	502
1.35%, due 03/15/2033 * (b)	1,557	95
Zero Coupon, due 10/15/2033 (a)	250	140
0.37%, due 10/15/2033 *	184	119
0.37%, due 11/15/2033 *	108	70
0.45%, due 01/15/2034 *	700	394
0.50%, due 02/15/2034 *	75	41
Zero Coupon, due 03/15/2034 (a)	60	30
0.45%, due 04/15/2034 *	190	129
Zero Coupon, due 08/15/2034 (a)	103	65
Zero Coupon, due 11/15/2035 *	63	64
Zero Coupon, due 02/15/2036 (a)	219	166
Zero Coupon, due 02/15/2036 (a)	127	90
Zero Coupon, due 03/15/2036 (a)	184	137
Zero Coupon, due 04/15/2036 (a)	278	208
Zero Coupon, due 05/15/2036 *	121	102
Zero Coupon, due 07/15/2036 (a)	150	119
5.77%, due 11/01/2036 *	474	478
6.50%, due 11/01/2036	430	438
7.50%, due 08/25/2042 *	202	209
6.50%, due 02/25/2043	442	449
7.00%, due 02/25/2043	144	149
Ginnie Mae
7.50%, due 09/15/2009	67	68
5.50%, due 12/20/2013	642	647
8.00%, due 01/15/2016	133	140
7.00%, due 07/15/2017	212	219
6.50%, due 03/15/2023	12	12
6.50%, due 10/16/2024	1,200	1,251
9.00%, due 05/16/2027	55	59
6.50%, due 04/20/2029	682	695
7.50%, due 11/20/2029	321	335
8.00%, due 12/20/2029	183	192
8.50%, due 02/16/2030	841	909
8.00%, due 06/20/2030	79	84
7.50%, due 09/20/2030	203	206
7.33%, due 11/20/2030	76	79
6.50%, due 03/20/2031	412	424
8.68%, due 04/20/2031 *	60	66
7.00%, due 10/20/2031	408	425
6.50%, due 12/20/2031	773	796
5.50%, due 01/20/2032 (b)	376	51

3

6.50%, due 01/20/2032	528	539
2.20%, due 04/16/2032 * (b)	442	38
6.50%, due 06/20/2032	1,400	1,455
6.50%, due 06/20/2032	395	409
6.50%, due 07/16/2032	1,000	1,037
6.50%, due 07/20/2032	719	733
6.50%, due 08/20/2032	319	331
Zero Coupon, due 03/16/2033 (a)	60	47
Zero Coupon, due 06/16/2033 (a)	185	137
6.50%, due 06/20/2033	850	893
3.84%, due 04/16/2034 *	92	91
U.S. Department of Veteran Affairs
7.50%, due 02/15/2027	1,333	1,416
Total U.S. Government Agency Obligations (cost: $70,774)		68,471

FOREIGN GOVERNMENT OBLIGATIONS (0.6%)
United Mexican States
4.63%, due 10/08/2008	330	328
6.38%, due 01/16/2013	75	79
7.50%, due 04/08/2033	400	475
Total Foreign Government Obligations (cost: $798)		882

MORTGAGE-BACKED SECURITIES (12.5%)
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class ASB
5.18%, due 09/10/2047 *	150	148
Banc of America Funding Corp., Series 2004-1
Zero Coupon, due 03/25/2034 (a)	141	100
Banc of America Funding Corp., Series 2005-7, Class 30PO
Zero Coupon, due 11/25/2035 (a)	272	171
Banc of America Funding Corp., Series 2005-8, Class 30PO
Zero Coupon, due 01/25/2036 (a)	92	63
Bank of America Mortgage Securities-Series 2004-E, Class 2A5
4.11%, due 06/25/2034 *	400	404
Bear Stearns Adjustable Rate Mortgage Trust-Series 2006-1, Class 1A1
4.63%, due 02/25/2036	511	501
Bear Stearns Commercial Mortgage Securities-Series 2000-WF1
7.64%, due 02/15/2032	37	38
Commercial Mortgage Pass-Through-Series 2001-J2-144A
6.30%, due 07/16/2034	4,000	4,162
Countrywide Alternative Loan Trust, Series 2003-J1
Zero Coupon, due 10/25/2033 (a)	185	147
Countrywide Alternative Loan Trust, Series 2004-2CB, Class 1A9
5.75%, due 03/25/2034	309	277
Countrywide Alternative Loan Trust, Series 2005-22T1, Class A2
Zero Coupon, due 06/25/2035 * (b)	3,203	46
Countrywide Alternative Loan Trust, Series 2005-26CB, Class A10
3.75%, due 07/25/2035 *	115	111
Countrywide Alternative Loan Trust, Series 2005-28CB, Class 1A4
5.50%, due 08/25/2035	500	474
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 1A11
5.50%, due 11/25/2035	200	194
Countrywide Alternative Loan Trust, Series 2005-J1, Class 1A4
Zero Coupon, due 02/25/2035 * (b)	1,709	21
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-7
4.03%, due 06/25/2034 *	149	148

4

Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-22, Class 2A1
5.26%, due 11/25/2035 *	688	686
Countrywide Home Loan Mortgage Pass Through Trust-Series 2004-HYB1
4.21%, due 05/20/2034 *	158	159
First Horizon Asset Securities, Inc.-Series 2004-AR7
4.92%, due 02/25/2035 *	307	306
GE Capital Commercial Mortgage Corp.-Series 2001-2
6.44%, due 08/11/2033	3,000	3,138
GSR Mortgage Loan Trust, Series 2005-7F, Class 3A-9
6.00%, due 09/25/2035	299	300
GSR Mortgage Loan Trust, Series 2006-1F, Class 2A4
6.00%, due 02/25/2036	185	178
Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7
0.72%, due 08/25/2035 * (b)	2,520	38
MASTR Adjustable Rate Mortgages Trust-Series 2004-13
3.82%, due 04/21/2034 *	330	325
MASTR Alternative Loans Trust-Series 2004-10
4.50%, due 09/25/2019	380	364
MASTR Asset Securitization Trust-Series 2003-4
5.00%, due 05/25/2018	132	131
MASTR Resecuritization Trust-144A
Zero Coupon, due 05/28/2035 (a)	797	550
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB
4.67%, due 06/12/2043 *	300	291
Morgan Stanley Capital I-Series 1998-HF2
6.58%, due 11/15/2030 *	2,000	2,019
MortgageIT Trust, Series 2005-1
5.45%, due 02/25/2035 *	175	174
Nomura Asset Acceptance Corp.-Series 2003-A1
7.00%, due 04/25/2033	12	12
6.00%, due 05/25/2033	95	95
Prudential Securities Secured Financing Corp.-Series 1998-C1
6.51%, due 07/15/2008	615	615
Residential Accredit Loans, Inc.-Series 2002-QS16
5.89%, due 10/25/2017 *	98	97
Residential Accredit Loans, Inc.-Series 2003-QS3
5.21%, due 02/25/2018 *	81	80
Residential Funding Mortgage Security I, Series 2004-S6, Class 2A6
Zero Coupon, due 06/25/2034 (a)	142	111
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-2, Class 1A4
Zero Coupon, due 04/25/2035 * (b)	2,230	34
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB7
5.50%, due 06/25/2035	500	486
Washington Mutual MSC Mortgage Pass-Through Certificates-Series 2003-MS7
Zero Coupon, due 03/25/2033 (a)	198	156
Washington Mutual-Series 2002-S7
Zero Coupon, due 11/25/2017 (a)	276	245
Washington Mutual-Series 2004-AR3
4.24%, due 06/25/2034 *	144	142
Wells Fargo Mortgage Backed Securities Trust-Series 2004-7
5.00%, due 07/25/2019	338	330
Wells Fargo Mortgage Backed Securities Trust-Series 2004-BB
4.56%, due 01/25/2035 *	556	552
Wells Fargo Mortgage Backed Securities Trust-Series 2004-EE
3.99%, due 12/25/2034 *	323	319
Wells Fargo Mortgage Backed Securities Trust-Series 2004-S
3.54%, due 09/25/2034 *	500	491
Total Mortgage-Backed Securities (cost: $19,227)		19,429

5

ASSET-BACKED SECURITIES (0.6%)
Citibank Credit Card Issuance, Series 2005-B1, Class B1
4.40%, due 09/15/2010	150	149
Countrywide Asset-Backed Certificates-Series 2004-AB2
5.40%, due 05/25/2036 *	107	106
Household Automotive Trust, Series 2005-1, Class A4
4.35%, due 06/18/2012	110	109
Household Credit Card Master Note Trust I, Series 2006-1, Class A
5.10%, due 06/15/2012	150	151
MBNA Credit Card Master Trust -Series 2003-1C
7.45%, due 06/15/2012 *	150	151
MBNA Master Credit Card Trust USA-Series 1999-J-144A
7.85%, due 02/15/2012	300	313
Total Asset-Backed Securities (cost: $995)		979

CORPORATE DEBT SECURITIES (18.1%)
Aerospace (0.1%)
Textron Financial Corp.
5.13%, due 02/03/2011	80	80
Automotive (0.1%)
Toyota Motor Credit Corp.
2.88%, due 08/01/2008	100	98
Business Credit Institutions (0.8%)
CIT Group, Inc., Global Senior Note
5.00%, due 02/13/2014	30	27
Systems 2001 AT LLC-Series 2001-144A
6.66%, due 09/15/2013 ¡	1,117	1,177
Business Services (0.0%)
International Lease Finance Corp.
5.88%, due 05/01/2013	75	75
Chemicals & Allied Products (1.5%)
Dow Chemical Co. (The)
6.13%, due 02/01/2011	260	267
DSM NV-144A
6.75%, due 05/15/2009	2,000	2,061
Commercial Banks (2.7%)
Bank of America Corp.
7.40%, due 01/15/2011	1,600	1,703
Citigroup, Inc.
4.25%, due 07/29/2009	200	197
5.63%, due 08/27/2012	400	405
Corp Andina de Fomento
5.20%, due 05/21/2013	100	99
Keycorp-Series G
4.70%, due 05/21/2009	100	100
PNC Funding Corp., Subordinated Note
5.25%, due 11/15/2015	50	48
State Street Corp.
7.65%, due 06/15/2010	300	319
Suntrust Banks, Inc.
6.38%, due 04/01/2011	250	259
Wachovia Bank NA
7.80%, due 08/18/2010	250	268
Wachovia Corp.
3.50%, due 08/15/2008	150	148
5.75%, due 06/15/2017	100	100
Wells Fargo & Co.
3.13%, due 04/01/2009	260	253
4.20%, due 01/15/2010	300	295
Communication (1.5%)
Comcast Corp.
5.50%, due 03/15/2011	250	250

6

COX Communications, Inc.
6.75%, due 03/15/2011	1,000	1,044
Tele-Communications-TCI Group
9.80%, due 02/01/2012	500	579
Verizon Pennsylvania, Inc.
8.35%, due 12/15/2030	400	478
Computer & Data Processing Services (0.1%)
Hewlett-Packard, Co., Global Note
5.40%, due 03/01/2017	50	49
Oracle Corp. and Ozark Holding, Inc.
5.25%, due 01/15/2016	30	29
Computer & Office Equipment (0.2%)
International Business Machines Corp.
6.22%, due 08/01/2027	250	255
Electric Services (0.7%)
CenterPoint Energy Houston Electric LLC
5.75%, due 01/15/2014	60	60
Dominion Resources, Inc.
6.25%, due 06/30/2012	144	148
DTE Energy Co.
6.65%, due 04/15/2009	200	205
Duke Energy Corp.
4.20%, due 10/01/2008	50	49
5.63%, due 11/30/2012	200	203
Exelon Generation Co. LLC
6.95%, due 06/15/2011	250	262
PSEG Power LLC
7.75%, due 04/15/2011	115	123
Electronic Components & Accessories (0.0%)
Cisco Systems, Inc.
5.50%, due 02/22/2016	50	50
Food Stores (0.1%)
Kroger Co. (The)
8.05%, due 02/01/2010	200	213
Gas Production & Distribution (0.1%)
KeySpan Gas East Corp.
7.88%, due 02/01/2010	100	106
Southern California Gas Co.
4.80%, due 10/01/2012	100	98
Holding & Other Investment Offices (0.4%)
Illinois State
5.10%, due 06/01/2033	450	422
Washington Mutual Bank FA
6.88%, due 06/15/2011	250	258
Insurance (0.1%)
American General Finance Corp.
5.38%, due 10/01/2012	100	98
International Lease Finance Corp.
4.50%, due 05/01/2008	75	74
XL Capital, Ltd.
5.25%, due 09/15/2014	50	48
Life Insurance (0.8%)
ASIF Global Financing XIX-144A
4.90%, due 01/17/2013	500	483
John Hancock Global Funding, Ltd.-144A
7.90%, due 07/02/2010	300	322
New York Life Global Funding-144A
3.88%, due 01/15/2009	200	199
Protective Life Secured Trust
4.00%, due 04/01/2011	250	241
Mortgage Bankers & Brokers (1.1%)
American General Finance Corp.
4.50%, due 11/15/2007	170	170

7

Captiva Finance, Ltd.-Series A-144A
6.86%, due 11/30/2009 ¡	435	435
ConocoPhillips Canada Funding Co., Guaranteed Note
5.63%, due 10/15/2016	100	100
Countrywide Home Loans
4.00%, due 03/22/2011	225	201
Countrywide Home Loans, Inc.
3.25%, due 05/21/2008 †	250	241
MassMutual Global Funding II-144A
3.50%, due 03/15/2010	150	145
Principal Life Global Funding I-144A
2.80%, due 06/26/2008	140	137
6.25%, due 02/15/2012	250	261
Motion Pictures (0.4%)
Historic TW, Inc.
9.15%, due 02/01/2023	500	610
Paper & Allied Products (0.2%)
International Paper Co.
4.25%, due 01/15/2009	65	64
4.00%, due 04/01/2010	165	160
Union Camp Corp.
6.50%, due 11/15/2007	50	50
Personal Credit Institutions (2.1%)
Capital One Financial Corp.
6.25%, due 11/15/2013	75	74
Capital One Financial Corp., Senior Note, (MTN)
5.70%, due 09/15/2011	20	20
General Electric Capital Corp.
4.63%, due 09/15/2009	500	497
6.13%, due 02/22/2011	500	515
5.88%, due 02/15/2012	200	205
6.00%, due 06/15/2012	750	773
Household Finance Corp.
6.40%, due 06/17/2008	100	101
6.75%, due 05/15/2011	760	793
HSBC Finance Corp.
5.25%, due 01/15/2014	100	97
SLM Corp.
4.00%, due 01/15/2010	175	164
Primary Metal Industries (0.0%)
Alcoa, Inc.
5.55%, due 02/01/2017	60	58
Railroads (0.2%)
Burlington Northern Santa Fe Corp.
7.13%, due 12/15/2010	200	211
Union Pacific Corp.
5.65%, due 05/01/2017	50	49
Research & Testing Services (0.0%)
Monsanto Co., Senior Note
7.38%, due 08/15/2012	60	64
Savings Institutions (0.1%)
Popular North America, Inc.
4.25%, due 04/01/2008	150	149
Security & Commodity Brokers (3.1%)
Bear Stearns Cos. Inc. (The)
3.25%, due 03/25/2009	500	482
Credit Suisse First Boston (USA), Inc.
4.70%, due 06/01/2009	125	125
4.88%, due 01/15/2015	300	286
Goldman Sachs Group (The), Inc., Senior Note
6.25%, due 09/01/2017	70	72

8

Goldman Sachs Group, Inc. (The)
6.88%, due 01/15/2011	850	890
Lehman Brothers Holdings, Inc.
7.88%, due 08/15/2010	1,000	1,055
Merrill Lynch & Co., Inc.
4.79%, due 08/04/2010	100	98
5.45%, due 07/15/2014	300	294
Merrill Lynch & Co., Inc., (MTN)
6.40%, due 08/28/2017	180	186
Morgan Stanley
4.25%, due 05/15/2010	500	489
6.75%, due 04/15/2011	400	418
6.60%, due 04/01/2012	250	260
4.75%, due 04/01/2014	145	136
Telecommunications (1.7%)
AT&T Wireless Services, Inc.
7.88%, due 03/01/2011	100	108
BellSouth Corp.
6.00%, due 10/15/2011	250	256
British Telecommunications PLC
9.13%, due 12/15/2030 (c)	150	199
France Telecom SA
7.75%, due 03/01/2011 (c)	200	215
GTE Corp.
7.51%, due 04/01/2009	475	490
Nynex Capital Funding Co.-Series B
8.23%, due 10/15/2009	400	423
NYNEX Corp.
9.55%, due 05/01/2010	105	110
Sprint Capital Corp.
6.88%, due 11/15/2028	800	772
Telecom Italia Capital SA-Series B, Senior Note
5.25%, due 11/15/2013	60	58
Transportation & Public Utilities (0.0%)
TransCanada Pipelines, Ltd.
4.00%, due 06/15/2013	50	46
Total Corporate Debt Securities (cost: $27,762)		28,137

SECURITIES LENDING COLLATERAL (3.0%)
Debt (2.8%)
Bank Notes (0.0%)
Wells Fargo
5.45%, due 10/12/2007	30	30
Euro Dollar Overnight (0.7%)
Barclays
5.33%, due 10/04/2007	76	76
BNP Paribas
5.20%, due 10/01/2007	196	196
Calyon
5.25%, due 10/01/2007	130	130
Fortis Bank
5.25%, due 10/01/2007	196	196
National Australia Bank
5.19%, due 10/01/2007	106	106
National City Corp.
4.50%, due 10/01/2007	15	15
Svenska Handlesbanken
5.20%, due 10/01/2007	124	124
Toronto Dominion Bank
5.32%, due 10/03/2007	151	151
Euro Dollar Terms (1.2%)
ABN Amro Bank NV
4.97%, due 10/24/2007	106	106

9

Bank of Montreal
5.52%, due 10/15/2007	30	30
Bank of Nova Scotia
5.54%, due 10/17/2007	45	45
5.34%, due 10/19/2007	76	76
5.00%, due 10/25/2007	45	45
Barclays
5.32%, due 10/09/2007	45	45
5.33%, due 10/15/2007	76	76
5.55%, due 10/15/2007	45	45
BNP Paribas
5.00%, due 10/25/2007	106	106
Canadian Imperial Bank of Commerce
5.34%, due 11/09/2007	151	151
Dexia Group
5.10%, due 11/05/2007	45	45
Fortis Bank
5.60%, due 10/12/2007	91	91
Nordea Bank Finland PLC (NY Branch)
5.45%, due 10/23/2007	60	60
Rabobank Nederland
4.91%, due 10/03/2007	91	91
5.00%, due 10/04/2007	45	45
Royal Bank of Scotland
5.45%, due 10/19/2007	45	45
5.43%, due 10/26/2007	91	91
5.33%, due 11/07/2007	76	76
Societe Generale
5.32%, due 10/01/2007	76	76
4.95%, due 10/22/2007	60	60
5.12%, due 11/01/2007	75	75
Toronto Dominion Bank
5.32%, due 10/09/2007	151	151
5.61%, due 10/12/2007	121	121
UBS AG
5.58%, due 10/01/2007	30	30
5.45%, due 10/22/2007	60	60
5.37%, due 11/08/2007	75	75
Repurchase Agreements (0.9%) ††
Credit Suisse First Boston Corp. 5.35%, dated 09/28/2007 to be repurchased at $340 on 10/01/2007	340	340
Merrill Lynch & Co. 4.95%, dated 09/28/2007 to be repurchased at $476 on 10/01/2007	475	475
Morgan Stanley Dean Witter & Co. 4.95%, dated 09/28/2007 to be repurchased at $185 on 10/01/2007	185	185
Morgan Stanley Dean Witter & Co. 5.35%, dated 09/28/2007 to be repurchased at $400 on 10/01/2007	400	400

	Shares	Value
Investment Companies (0.2%)
Reserve Primary Money Market Fund
1-day yield of 5.38%	237,169	237
Total Securities Lending Collateral (cost: $4,578)		4,578

Total Investment Securities (cost: $156,708) #		$157,144

10

NOTES TO SCHEDULE OF INVESTMENTS:

†	At September 30, 2007, all or a portion of this security is on loan. The value at September 30, 2007, of all securities on loan is $4,404.

*	Floating or variable rate note. Rate is listed as of September 30, 2007.

(a)	Principal only security. Holder is entitled to principal cash flows on the underlying pool.

(b)	Interest only security. Holder is entitled to interest payments on the underlying pool.

(c)	Coupon steps up or down by 25 BP for each rating upgrade or downgrade by Standard and Poor’s or Moody’s for each notch above or below A-/A3.

††

Cash collateral for the Repurchase Agreements, valued at $1,432, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.75% and 10/04/2007 - 12/01/2096, respectively.

¡	Securities valued as determined in good faith in accordance with procedures established by the Board of AEGON/ Transamerica Series Trust.

#

Aggregate cost for federal income tax purposes is $156,708. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $3,994 and $3,558, respectively. Net unrealized appreciation for tax purposes is $436.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities aggregated $10,245 or 6.6% of the net assets of the Fund.

MASTR	Mortgage Asset Securitization Transactions, Inc.
MTN	Medium-Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities

11

JPMorgan Enhanced Index

SCHEDULE OF INVESTMENTS

At September 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (0.1%)
U.S. Treasury Note
5.13%, due 06/30/2008 d	$130	$131
Total U.S. Government Obligations (cost: $130)		131

	Shares	Value
COMMON STOCKS (99.4%)
Aerospace (3.4%)
Boeing Co. (The)	10,200	1,071
Goodrich Corp.	11,600	791
Northrop Grumman Corp.	21,600	1,685
Textron, Inc.	4,300	268
United Technologies Corp.	32,400	2,608
Apparel & Accessory Stores (1.0%)
Abercrombie & Fitch Co.-Class A	8,200	662
J Crew Group, Inc. ‡	900	37
Kohl’s Corp. ‡	20,300	1,164
Automotive Dealers (0.1%)
Carmax, Inc. ‡ †	12,200	248
Beverages (0.7%)
Coca-Cola Co. (The)	22,500	1,293
Business Credit Institutions (0.6%)
CIT Group, Inc.	27,300	1,097
Business Services (0.5%)
eBay, Inc. ‡	22,400	874
Chemicals & Allied Products (5.3%)
Air Products & Chemicals, Inc.	7,400	723
Colgate-Palmolive Co.	21,800	1,555
Dow Chemical Co. (The)	44,200	1,903
Lauder (Estee) Cos., Inc. (The)-Class A	6,700	285
Praxair, Inc.	6,300	528
Procter & Gamble Co.	50,800	3,573
Rohm & Haas Co.	24,600	1,369
Commercial Banks (10.2%)
Bank of America Corp.	97,900	4,921
Bank of New York Mellon Corp. (The)	35,500	1,567
Citigroup, Inc.	99,000	4,620
Comerica, Inc.	7,400	379
State Street Corp. †	15,200	1,036
SunTrust Banks, Inc.	4,600	348
TCF Financial Corp.	25,000	655
US Bancorp	40,800	1,327
Wachovia Corp.	49,000	2,457
Wells Fargo & Co.	42,600	1,517
Zions Bancorp	4,400	302
Communication (0.1%)
EchoStar Communications Corp.-Class A ‡	3,500	164
Communications Equipment (1.9%)
Corning, Inc.	62,500	1,541
QUALCOMM, Inc.	44,100	1,864
Tellabs, Inc. ‡	20,400	194
Computer & Data Processing Services (5.0%)
Affiliated Computer Services, Inc.-Class A ‡	6,800	342
Google, Inc.-Class A ‡ †	4,700	2,666
Juniper Networks, Inc. ‡	8,100	297
Microsoft Corp.	162,300	4,781
NCR Corp. ‡	400	20
Oracle Corp. ‡	20,200	437
Yahoo!, Inc. ‡	32,800	880
Computer & Office Equipment (6.4%)
Apple, Inc. ‡	11,500	1,766
Cisco Systems, Inc. ‡	112,700	3,732
Dell, Inc. ‡	2,700	75
EMC Corp. ‡	15,400	320

1

Hewlett-Packard Co.	50,800	2,529
International Business Machines Corp.	30,700	3,616
Sandisk Corp. ‡	100	6
Seagate Technology, Inc. - Escrow Shares ‡ ¡	8,700	— ☐
Department Stores (0.5%)
JC Penney Co., Inc.	16,300	1,033
Drug Stores & Proprietary Stores (0.3%)
CVS Caremark Corp.	16,700	662
Electric Services (3.8%)
American Electric Power Co., Inc.	27,300	1,258
CMS Energy Corp.	35,100	590
Dynegy, Inc.-Class A ‡	2,900	27
Edison International	36,100	2,002
FirstEnergy Corp.	24,300	1,539
Northeast Utilities	22,300	637
SCANA Corp.	5,900	229
Sierra Pacific Resources	42,200	664
Xcel Energy, Inc.	11,000	237
Electronic & Other Electric Equipment (2.7%)
General Electric Co.	124,100	5,138
Electronic Components & Accessories (3.0%)
Altera Corp.	31,000	746
Broadcom Corp.-Class A ‡	25,400	926
Intel Corp.	6,400	166
LSI Corp. ‡	28,400	211
National Semiconductor Corp.	4,700	127
Texas Instruments, Inc.	23,700	867
Tyco Electronics, Ltd.	28,800	1,020
Xilinx, Inc. †	63,600	1,663
Entertainment (0.1%)
International Game Technology	2,700	116
Food & Kindred Products (1.7%)
Campbell Soup Co.	17,100	633
General Mills, Inc.	22,200	1,288
Kraft Foods, Inc.-Class A	34,700	1,198
Food Stores (0.6%)
Safeway, Inc.	31,800	1,053
Furniture & Fixtures (0.8%)
Johnson Controls, Inc.	13,600	1,606
Holding & Other Investment Offices (0.8%)
Apartment Investment & Management Co. REIT-Class A †	6,900	311
Duke Realty Corp. REIT	2,800	95
Hospitality Properties Trust REIT	17,000	691
UDR, Inc. REIT	10,800	263
Ventas, Inc. REIT	3,500	145
Hotels & Other Lodging Places (0.7%)
Starwood Hotels & Resorts Worldwide, Inc.	18,100	1,100
Wyndham Worldwide Corp.	8,700	285
Industrial Machinery & Equipment (2.5%)
Baker Hughes, Inc.	9,900	895
Caterpillar, Inc.	17,100	1,341
Dover Corp.	23,700	1,208
Eaton Corp.	5,300	525
Illinois Tool Works, Inc.	7,200	429
Ingersoll-Rand Co.-Class A	6,900	376
Instruments & Related Products (0.5%)
Danaher Corp.	8,800	728
Rockwell Automation, Inc.	2,200	153
Insurance (4.9%)
Aetna, Inc.	30,400	1,650
AFLAC, Inc.	12,300	702
AMBAC Financial Group, Inc. †	19,800	1,246
American International Group, Inc.	8,000	541
Assurant, Inc.	4,000	214
Axis Capital Holdings, Ltd.	21,700	844

2

Chubb Corp.	5,100	274
Cigna Corp.	7,300	389
MBIA, Inc. †	17,700	1,081
MGIC Investment Corp. †	12,000	388
UnitedHealth Group, Inc.	6,100	295
WellPoint, Inc. ‡	19,600	1,547
Insurance Agents, Brokers & Service (0.2%)
Hartford Financial Services Group, Inc. (The)	3,200	296
Leather & Leather Products (0.3%)
Coach, Inc. ‡	13,000	615
Life Insurance (1.5%)
Genworth Financial, Inc.-Class A	57,800	1,776
Lincoln National Corp.	1,600	106
Metlife, Inc.	10,200	711
Protective Life Corp.	7,200	306
Lumber & Other Building Materials (0.1%)
Home Depot, Inc. (The)	5,000	162
Lumber & Wood Products (0.0%)
Weyerhaeuser Co.	200	14
Management Services (0.2%)
Genpact, Ltd. ‡ †	5,600	95
Paychex, Inc. †	7,500	308
Medical Instruments & Supplies (1.1%)
Baxter International, Inc.	15,500	872
Covidien, Ltd. ‡	27,000	1,121
Medtronic, Inc.	1,200	68
Zimmer Holdings, Inc. ‡	500	41
Metal Mining (0.1%)
Freeport-McMoRan Copper & Gold, Inc.	1,500	157
Mortgage Bankers & Brokers (0.2%)
Countrywide Financial Corp. †	16,300	310
Motion Pictures (1.9%)
News Corp., Inc.-Class A	74,200	1,632
Walt Disney Co.	56,800	1,953
Office Property (0.0%)
SL Green Realty Corp. REIT †	600	70
Oil & Gas Extraction (3.3%)
BJ Services Co.	11,500	305
Devon Energy Corp.	10,000	832
EOG Resources, Inc. †	23,300	1,685
Nabors Industries, Ltd. ‡	600	18
Occidental Petroleum Corp.	25,800	1,653
Patterson-UTI Energy, Inc. †	8,600	194
XTO Energy, Inc.	26,100	1,614
Paper & Allied Products (0.3%)
3M Co. †	5,900	552
Paper & Paper Products (0.4%)
Domtar Corp. ‡	98,500	808
Personal Credit Institutions (0.5%)
Capital One Financial Corp.	15,000	996
Petroleum Refining (7.1%)
Chevron Corp.	22,300	2,087
ConocoPhillips	39,700	3,484
Exxon Mobil Corp.	63,000	5,831
Marathon Oil Corp.	15,800	901
Sunoco, Inc.	12,000	849
Valero Energy Corp.	3,200	215
Pharmaceuticals (8.9%)
Abbott Laboratories	47,500	2,547
Amgen, Inc. ‡ †	26,800	1,516
Bristol-Myers Squibb Co.	4,100	118
Celgene Corp. ‡ †	7,600	542
Gilead Sciences, Inc. ‡	17,100	699
Johnson & Johnson	12,000	788
Lilly (Eli) & Co.	500	28

3

McKesson Corp.	12,500	735
Medco Health Solutions, Inc. ‡	5,300	479
Merck & Co., Inc.	66,400	3,432
Pfizer, Inc.	56,200	1,373
Schering-Plough Corp.	82,800	2,619
Sepracor, Inc. ‡ †	11,900	327
Wyeth	33,700	1,501
Primary Metal Industries (0.6%)
Alcoa, Inc.	5,700	223
United States Steel Corp.	8,100	858
Printing & Publishing (0.1%)
CBS Corp.-Class B	5,800	183
New York Times Co.-Class A †	2,900	57
Radio & Television Broadcasting (0.0%)
Viacom, Inc.-Class B ‡	700	27
Radio, Television & Computer Stores (0.0%)
Best Buy Co., Inc.	400	18
Railroads (1.6%)
Burlington Northern Santa Fe Corp.	12,200	990
Norfolk Southern Corp.	40,200	2,087
Residential Building Construction (0.2%)
Toll Brothers, Inc. ‡ †	16,900	338
Restaurants (0.2%)
McDonald’s Corp.	7,000	381
Retail Trade (1.7%)
Dick’s Sporting Goods, Inc. ‡	2,300	154
Family Dollar Stores, Inc.	10,100	268
Staples, Inc.	42,100	905
Target Corp.	18,800	1,195
Wal-Mart Stores, Inc.	14,700	642
Rubber & Misc. Plastic Products (0.7%)
NIKE, Inc.-Class B	21,500	1,261
Savings Institutions (0.2%)
Sovereign Bancorp, Inc. †	7,500	128
Washington Mutual, Inc. †	6,600	233
Security & Commodity Brokers (1.9%)
Bear Stearns Cos. Inc. (The) †	900	111
CME Group, Inc.	300	176
Goldman Sachs Group, Inc. (The)	1,000	217
Lehman Brothers Holdings, Inc.	1,000	62
Merrill Lynch & Co., Inc.	7,700	549
Morgan Stanley	28,500	1,796
TD Ameritrade Holding Corp. ‡	36,800	671
Telecommunications (4.4%)
AT&T, Inc.	105,200	4,451
Sprint Nextel Corp.	17,800	338
Verizon Communications, Inc.	77,400	3,427
Tobacco Products (1.9%)
Altria Group, Inc.	50,900	3,539
U.S. Government Agencies (0.3%)
Fannie Mae	9,100	553
Warehouse (0.4%)
Prologis REIT †	11,700	776
Water Transportation (0.3%)
Royal Caribbean Cruises, Ltd. †	12,700	496
Wholesale Trade Nondurable Goods (0.7%)
SUPERVALU, Inc.	15,700	612
SYSCO Corp.	19,600	698
Total Common Stocks (cost: $159,599)		187,206

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (0.3%)
U.S. Treasury Bill
3.74%, due 11/08/2007	500	499
Total Short-Term U.S. Government Obligations (cost: $499)		499

4

SECURITIES LENDING COLLATERAL (7.4%)
Debt (7.0%)
Bank Notes (0.0%)
Wells Fargo
5.45%, due 10/12/2007	92	92
Euro Dollar Overnight (1.6%)
Barclays
5.33%, due 10/04/2007	230	230
BNP Paribas
5.20%, due 10/01/2007	597	597
Calyon
5.25%, due 10/01/2007	395	395
Fortis Bank
5.25%, due 10/01/2007	597	597
National Australia Bank
5.19%, due 10/01/2007	321	321
National City Corp.
4.50%, due 10/01/2007	46	46
Svenska Handlesbanken
5.20%, due 10/01/2007	376	376
Toronto Dominion Bank
5.32%, due 10/03/2007	459	459
Euro Dollar Terms (3.1%)
ABN Amro Bank NV
4.97%, due 10/24/2007	321	321
Bank of Montreal
5.52%, due 10/15/2007	92	92
Bank of Nova Scotia
5.54%, due 10/17/2007	138	138
5.34%, due 10/19/2007	229	229
5.00%, due 10/25/2007	138	138
Barclays
5.32%, due 10/09/2007	138	138
5.33%, due 10/15/2007	229	229
5.55%, due 10/15/2007	138	138
BNP Paribas
5.00%, due 10/25/2007	321	321
Canadian Imperial Bank of Commerce
5.34%, due 11/09/2007	459	459
Dexia Group
5.10%, due 11/05/2007	138	138
Fortis Bank
5.60%, due 10/12/2007	275	275
Nordea Bank Finland PLC (NY Branch)
5.45%, due 10/23/2007	184	184
Rabobank Nederland
4.91%, due 10/03/2007	275	275
5.00%, due 10/04/2007	138	138
Royal Bank of Scotland
5.45%, due 10/19/2007	138	138
5.43%, due 10/26/2007	275	275
5.33%, due 11/07/2007	229	229
Societe Generale
5.32%, due 10/01/2007	229	229
4.95%, due 10/22/2007	184	184
5.12%, due 11/01/2007	229	229
Toronto Dominion Bank
5.32%, due 10/09/2007	459	459
5.61%, due 10/12/2007	367	367
UBS AG
5.58%, due 10/01/2007	92	92

5

5.45%, due 10/22/2007	184	184
5.37%, due 11/08/2007	229	229
Repurchase Agreements (2.3%) ††
Credit Suisse First Boston Corp. 5.35%, dated 09/28/2007 to be repurchased at $1,033 on 10/01/2007	1,033	1,033
Merrill Lynch & Co. 4.95%, dated 09/28/2007 to be repurchased at $1,446 on 10/01/2007	1,446	1,446
Morgan Stanley Dean Witter & Co. 4.95%, dated 09/28/2007 to be repurchased at $563 on 10/01/2007	563	563
Morgan Stanley Dean Witter & Co. 5.35%, dated 09/28/2007 to be repurchased at $1,217 on 10/01/2007	1,216	1,216

	Shares	Value
Investment Companies (0.4%)
Reserve Primary Money Market Fund
1-day yield of 5.38%	721,190	721
Total Securities Lending Collateral (cost: $13,920)		13,920

Total Investment Securities (cost: $174,148) #		$201,756

NOTES TO SCHEDULE OF INVESTMENTS:

d        At September 30, 2007, all or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts.  The value of all securities segregated at September 30, 2007 is $131.

‡              Non-income producing.

†              At September 30, 2007, all or a portion of this security is on loan.  The value at September 30, 2007, of all securities on loan is $13,544.

††        Cash collateral for the Repurchase Agreements, valued at $4,353, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.75% and 10/04/2007 - 12/01/2096, respectively.

☐        Value is less than $1.

¡        Securities valued as determined in good faith in accordance with procedures established by the Board of AEGON/ Transamerica Series Trust.

#             Aggregate cost for federal income tax purposes is $175,257.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $29,963 and $3,464, respectively.  Net unrealized appreciation for tax purposes is $26,499.

DEFINITIONS:

REIT             Real Estate Investment Trust

6

FUTURES CONTRACTS:

				Net Unrealized
		Settlement		Appreciation
	Contracts ◆	Date	Amount	(Depreciation)
S&P 500 Index	3	12/14/2007	$1,154	$36
			$1,154	$36

◆       Contract amounts are not in thousands.

1

JPMorgan Mid Cap Value

SCHEDULE OF INVESTMENTS

At September 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (96.6%)
Aerospace (1.0%)
Alliant Techsystems, Inc. ‡	32,800	$3,585
Apparel & Accessory Stores (0.8%)
Limited Brands, Inc.	119,400	2,733
Apparel Products (2.2%)
Columbia Sportswear Co. †	49,000	2,710
V.F. Corp. †	62,900	5,079
Automotive (2.7%)
Genuine Parts Co.	116,200	5,810
Oshkosh Truck Corp.	60,900	3,774
Automotive Dealers (1.7%)
AutoNation, Inc. ‡	107,219	1,900
AutoZone, Inc. ‡	36,750	4,268
Beverages (2.6%)
Brown-Forman Corp.-Class B	87,900	6,585
Constellation Brands, Inc.-Class A ‡	115,580	2,798
Business Services (0.6%)
WABCO Holdings, Inc.	44,800	2,094
Chemicals & Allied Products (3.7%)
Albemarle Corp.	106,800	4,721
Clorox Co.	65,200	3,977
Lauder (Estee) Cos., Inc. (The)-Class A	8,100	344
PPG Industries, Inc.	54,200	4,095
Commercial Banks (7.5%)
Cullen/Frost Bankers, Inc.	62,900	3,153
M&T Bank Corp.	63,600	6,579
Northern Trust Corp.	47,400	3,141
Synovus Financial Corp.	277,400	7,781
Wilmington Trust Corp.	78,900	3,069
Zions Bancorp	44,600	3,063
Communication (1.3%)
Cablevision Systems Corp.-Class A ‡ †	128,600	4,493
Computer & Data Processing Services (1.0%)
NCR Corp. ‡	73,100	3,640
Department Stores (1.2%)
TJX Cos., Inc.	146,800	4,268
Electric Services (6.5%)
American Electric Power Co., Inc.	132,100	6,087
CMS Energy Corp. †	203,900	3,430
FirstEnergy Corp.	90,200	5,713
PPL Corp.	15,000	695
Westar Energy, Inc.	160,100	3,932
Xcel Energy, Inc.	161,100	3,470
Electric, Gas & Sanitary Services (3.0%)
PG&E Corp.	127,600	6,099
Republic Services, Inc.	143,750	4,702
Electrical Goods (2.5%)
Arrow Electronics, Inc. ‡	111,900	4,758
Carlisle Cos., Inc.	85,800	4,170
Electronic & Other Electric Equipment (1.1%)
Ametek, Inc. †	89,800	3,881
Electronic Components & Accessories (0.8%)
Amphenol Corp.-Class A	73,600	2,926
Fabricated Metal Products (2.0%)
Crane Co.	37,600	1,804
Fortune Brands, Inc.	63,500	5,175
Food & Kindred Products (1.0%)
Del Monte Foods Co.	74,200	779
WM Wrigley Jr. Co.	41,200	2,646
Gas Production & Distribution (5.8%)
Energen Corp.	86,000	4,912
Oneok, Inc.	37,100	1,759
Questar Corp.	74,100	3,893

1

UGI Corp.	97,700	2,538
Williams Cos., Inc. (The)	220,400	7,507
Health Services (4.2%)
Community Health Systems, Inc. ‡	88,700	2,789
Coventry Health Care, Inc. ‡	141,750	8,818
Lincare Holdings, Inc. ‡	87,900	3,222
Holding & Other Investment Offices (5.1%)
Affiliated Managers Group ‡ †	16,550	2,110
istar Financial, Inc. REIT †	61,100	2,077
Plum Creek Timber Co., Inc. REIT	43,400	1,943
Public Storage	47,400	3,728
Rayonier, Inc. REIT	117,243	5,632
Vornado Realty Trust REIT	25,600	2,799
Hotels & Other Lodging Places (1.2%)
Hilton Hotels Corp.	93,600	4,351
Industrial Machinery & Equipment (1.7%)
Dover Corp.	117,100	5,966
Insurance (9.6%)
AMBAC Financial Group, Inc. †	13,100	824
Assurant, Inc. †	128,300	6,864
Cincinnati Financial Corp.	137,925	5,974
Everest Re Group, Ltd.	39,900	4,399
Old Republic International Corp.	283,425	5,311
OneBeacon Insurance Group, Ltd.	134,347	2,895
Principal Financial Group	70,800	4,467
W.R. Berkley Corp.	113,200	3,354
Metal Cans & Shipping Containers (1.3%)
Ball Corp.	84,200	4,526
Mining (0.6%)
Vulcan Materials Co. †	24,000	2,140
Oil & Gas Extraction (2.7%)
Devon Energy Corp.	72,800	6,057
Helix Energy Solutions Group, Inc. ‡ †	87,500	3,715
Pharmaceuticals (2.2%)
Henry Schein, Inc. ‡	11,759	715
Sigma-Aldrich Corp.	76,900	3,748
Warner Chilcott, Ltd.-Class A ‡	188,600	3,351
Printing & Publishing (1.4%)
McClatchy Co.-Class A †	49,100	981
Washington Post-Class B	5,070	4,070
Radio & Television Broadcasting (2.3%)
Clear Channel Communications, Inc.	124,500	4,661
Clear Channel Outdoor Holdings, Inc.-Class A ‡ †	58,284	1,486
Liberty Media Holding Corp.-Interactive-Class A ‡	114,000	2,190
Railroads (0.7%)
Norfolk Southern Corp.	47,200	2,450
Real Estate (1.4%)
Brookfield Properties Co. †	171,275	4,265
Forest City Enterprises, Inc.-Class A	16,000	883
Restaurants (1.1%)
Applebees International, Inc.	75,000	1,866
Burger King Holdings, Inc.	85,500	2,179
Retail Trade (1.6%)
Staples, Inc.	135,800	2,918
Tiffany & Co.	55,300	2,895
Rubber & Misc. Plastic Products (0.6%)
Jarden Corp. ‡ †	69,800	2,160
Savings Institutions (1.0%)
People’s United Financial, Inc.	198,700	3,434
Security & Commodity Brokers (1.9%)
Legg Mason, Inc.	21,200	1,787
T. Rowe Price Group, Inc.	56,800	3,163
Western Union Co. (The)	88,000	1,845
Stone, Clay & Glass Products (0.4%)
Owens Corning, Inc. ‡ †	60,500	1,516

2

Telecommunications (3.8%)
CenturyTel, Inc.	64,100	2,963
Citizens Communications Co. †	138,900	1,989
Telephone & Data Systems, Inc.	76,200	4,724
Windstream Corp. †	285,460	4,031
Water Transportation (1.0%)
Teekay Corp. †	61,200	3,599
Wholesale Trade Nondurable Goods (1.8%)
Dean Foods Co.	49,300	1,261
SUPERVALU, Inc.	128,300	5,005
Total Common Stocks (cost: $297,500)		344,632

	Principal	Value
SECURITIES LENDING COLLATERAL (12.5%)
Debt (11.8%)
Bank Notes (0.1%)
Wells Fargo
5.45%, due 10/12/2007	293	293
Euro Dollar Overnight (2.7%)
Barclays
5.33%, due 10/04/2007	732	732
BNP Paribas
5.20%, due 10/01/2007	1,902	1,902
Calyon
5.25%, due 10/01/2007	1,258	1,258
Fortis Bank
5.25%, due 10/01/2007	1,902	1,902
National Australia Bank
5.19%, due 10/01/2007	1,024	1,024
National City Corp.
4.50%, due 10/01/2007	146	146
Svenska Handlesbanken
5.20%, due 10/01/2007	1,200	1,200
Toronto Dominion Bank
5.32%, due 10/03/2007	1,463	1,463
Euro Dollar Terms (5.2%)
ABN Amro Bank NV
4.97%, due 10/24/2007	1,024	1,024
Bank of Montreal
5.52%, due 10/15/2007	293	293
Bank of Nova Scotia
5.54%, due 10/17/2007	439	439
5.34%, due 10/19/2007	732	732
5.00%, due 10/25/2007	439	439
Barclays
5.32%, due 10/09/2007	439	439
5.33%, due 10/15/2007	732	732
5.55%, due 10/15/2007	439	439
BNP Paribas
5.00%, due 10/25/2007	1,024	1,024
Canadian Imperial Bank of Commerce
5.34%, due 11/09/2007	1,463	1,463
Dexia Group
5.10%, due 11/05/2007	439	439
Fortis Bank
5.60%, due 10/12/2007	878	878
Nordea Bank Finland PLC (NY Branch)
5.45%, due 10/23/2007	585	585
Rabobank Nederland
4.91%, due 10/03/2007	878	878
5.00%, due 10/04/2007	439	439

3

Royal Bank of Scotland
5.45%, due 10/19/2007	439	439
5.43%, due 10/26/2007	878	878
5.33%, due 11/07/2007	732	732
Societe Generale
5.32%, due 10/01/2007	732	732
4.95%, due 10/22/2007	585	585
5.12%, due 11/01/2007	732	732
Toronto Dominion Bank
5.32%, due 10/09/2007	1,463	1,463
5.61%, due 10/12/2007	1,170	1,170
UBS AG
5.58%, due 10/01/2007	293	293
5.45%, due 10/22/2007	585	585
5.37%, due 11/08/2007	732	732
Repurchase Agreements (3.8%) ††
Credit Suisse First Boston Corp. 5.35%, dated 09/28/2007 to be repurchased at $3,294 on 10/01/2007	3,292	3,292
Merrill Lynch & Co. 4.95%, dated 09/28/2007 to be repurchased at $4,611 on 10/01/2007	4,609	4,609
Morgan Stanley Dean Witter & Co. 4.95%, dated 09/28/2007 to be repurchased at $1,796 on 10/01/2007	1,796	1,796
Morgan Stanley Dean Witter & Co. 5.35%, dated 09/28/2007 to be repurchased at $3,879 on 10/01/2007	3,877	3,877

	Shares	Value
Investment Companies (0.7%)
Reserve Primary Money Market Fund
1-day yield of 5.38%	2,299,088	2,299
Total Securities Lending Collateral (cost: $44,377)		44,377

Total Investment Securities (cost: $341,877) #		$389,009

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.

†	At September 30, 2007, all or a portion of this security is on loan. The value at September 30, 2007, of all securities on loan is $42,700.

††

Cash collateral for the Repurchase Agreements, valued at $13,878, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.75% and 10/04/2007 - 12/01/2096, respectively.

#

Aggregate cost for federal income tax purposes is $342,656. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $55,286 and $8,933, respectively. Net unrealized appreciation for tax purposes is $46,353.

DEFINITIONS:
REIT	Real Estate Investment Trust

4

Legg Mason Partners All Cap

SCHEDULE OF INVESTMENTS

At September 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (98.0%)
Aerospace (1.8%)
Boeing Co. (The)	59,000	$6,194
Apparel & Accessory Stores (1.2%)
Gap (The), Inc.	215,100	3,966
Business Services (2.4%)
eBay, Inc. ‡	71,400	2,786
Interpublic Group of Cos., Inc. ‡ †	533,200	5,535
Chemicals & Allied Products (2.8%)
Dow Chemical Co. (The)	91,219	3,928
du Pont (E.I.) de Nemours & Co.	112,200	5,561
Commercial Banks (7.4%)
Bank of America Corp.	179,552	9,026
JP Morgan Chase & Co.	197,100	9,031
State Street Corp.	110,320	7,519
Communications Equipment (2.0%)
Motorola, Inc.	375,600	6,960
Socket Communications, Inc. ‡	11,500	12
Computer & Data Processing Services (3.1%)
Bridgeline Software, Inc. ‡	19,100	77
Microsoft Corp.	249,130	7,339
Sybase, Inc. ‡	2,200	51
VeriSign, Inc. ‡	88,300	2,979
Wave Systems Corp.-Class A ‡ †	203,427	374
Computer & Office Equipment (3.6%)
Cisco Systems, Inc. ‡	193,812	6,417
International Business Machines Corp.	51,100	6,020
Diversified (2.4%)
Honeywell International, Inc.	141,206	8,398
Electronic & Other Electric Equipment (2.4%)
General Electric Co.	196,100	8,119
Electronic Components & Accessories (4.7%)
Novellus Systems, Inc. ‡	125,800	3,429
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	452,728	4,582
Texas Instruments, Inc.	201,600	7,377
Verigy, Ltd. ‡	27,142	671
Fabricated Metal Products (0.3%)
Simpson Manufacturing Co., Inc. †	32,500	1,035
Food & Kindred Products (3.2%)
Kraft Foods, Inc.-Class A	102,761	3,546
Unilever PLC	69,930	2,201
Unilever PLC, Sponsored ADR	168,774	5,345
Furniture & Home Furnishings Stores (0.5%)
Williams-Sonoma, Inc.	51,210	1,671
Gas Production & Distribution (1.1%)
Williams Cos., Inc. (The)	107,900	3,675
Health Services (0.7%)
Enzo Biochemical, Inc. ‡ †	212,936	2,417
Industrial Machinery & Equipment (6.5%)
Applied Materials, Inc.	372,700	7,715
Baker Hughes, Inc.	28,900	2,612
Caterpillar, Inc.	66,924	5,249
Deere & Co.	22,600	3,354
Dover Corp.	70,900	3,612
Instruments & Related Products (4.1%)
Agilent Technologies, Inc. ‡	102,000	3,762
Raytheon Co.	161,600	10,313
Insurance (6.4%)
Allied World Assurance Holdings, Ltd./Bermuda	42,580	2,210
American International Group, Inc.	64,200	4,343
Chubb Corp.	120,400	6,458
CNA Surety Corp. ‡ †	191,900	3,383
PMI Group, Inc. (The)	168,400	5,507

1

Insurance Agents, Brokers & Service (0.7%)
Hartford Financial Services Group, Inc. (The)	27,000	2,499
Lumber & Other Building Materials (1.4%)
Home Depot, Inc. (The)	147,400	4,782
Lumber & Wood Products (1.3%)
Weyerhaeuser Co.	63,200	4,569
Motion Pictures (7.4%)
News Corp., Inc.-Class A	215,800	4,745
News Corp., Inc.-Class B †	278,100	6,505
Time Warner, Inc.	328,800	6,037
Walt Disney Co.	236,534	8,134
Oil & Gas Extraction (4.9%)
Anadarko Petroleum Corp.	79,400	4,268
BJ Services Co.	77,400	2,055
GlobalSantaFe Corp.	49,600	3,771
Halliburton Co.	88,300	3,391
Schlumberger, Ltd.	33,700	3,539
Paper & Allied Products (1.4%)
Kimberly-Clark Corp.	70,400	4,946
Petroleum Refining (2.5%)
Chevron Corp.	38,300	3,584
ConocoPhillips	21,700	1,905
Exxon Mobil Corp.	35,400	3,277
Pharmaceuticals (11.8%)
Abbott Laboratories	155,938	8,361
Bentley Pharmaceuticals, Inc. ‡	2,813	35
GlaxoSmithKline PLC, ADR	102,300	5,442
Johnson & Johnson	104,400	6,859
Lilly (Eli) & Co.	59,400	3,382
Novartis AG, ADR	67,200	3,693
Pfizer, Inc.	261,000	6,376
Wyeth	146,107	6,509
Primary Metal Industries (1.6%)
Alcoa, Inc.	138,249	5,408
Retail Trade (1.8%)
Wal-Mart Stores, Inc.	144,900	6,325
Security & Commodity Brokers (4.0%)
American Express Co.	91,400	5,426
Franklin Resources, Inc.	11,400	1,454
Merrill Lynch & Co., Inc.	97,100	6,921
Telecommunications (2.6%)
Vodafone Group PLC, ADR	244,394	8,872
Total Common Stocks (cost: $257,163)		337,829

	Principal	Value
SHORT-TERM OBLIGATIONS (2.0%)
Repurchase Agreements (2.0%)
State Street Corp. 3.00%, dated 09/28/2007 to be repurchased at $6,889 on 10/01/2007 ■ ●	6,887	6,887
Total Short-Term Obligations (cost: $6,887)		6,887

SECURITIES LENDING COLLATERAL (4.2%)
Debt (4.0%)
Bank Notes (0.0%)
Wells Fargo
5.45%, due 10/12/2007	95	95
Euro Dollar Overnight (0.9%)
Barclays
5.33%, due 10/04/2007	237	237
BNP Paribas
5.20%, due 10/01/2007	617	617
Calyon
5.25%, due 10/01/2007	408	408
Fortis Bank

2

5.25%, due 10/01/2007	617	617
National Australia Bank
5.19%, due 10/01/2007	332	332
National City Corp.
4.50%, due 10/01/2007	48	48
Svenska Handlesbanken
5.20%, due 10/01/2007	389	389
Toronto Dominion Bank
5.32%, due 10/03/2007	475	475
Euro Dollar Terms (1.8%)
ABN Amro Bank NV
4.97%, due 10/24/2007	332	332
Bank of Montreal
5.52%, due 10/15/2007	95	95
Bank of Nova Scotia
5.54%, due 10/17/2007	142	142
5.34%, due 10/19/2007	237	237
5.00%, due 10/25/2007	142	142
Barclays
5.32%, due 10/09/2007	142	142
5.33%, due 10/15/2007	237	237
5.55%, due 10/15/2007	142	142
BNP Paribas
5.00%, due 10/25/2007	332	332
Canadian Imperial Bank of Commerce
5.34%, due 11/09/2007	475	475
Dexia Group
5.10%, due 11/05/2007	142	142
Fortis Bank
5.60%, due 10/12/2007	285	285
Nordea Bank Finland PLC (NY Branch)
5.45%, due 10/23/2007	190	190
Rabobank Nederland
4.91%, due 10/03/2007	285	285
5.00%, due 10/04/2007	142	142
Royal Bank of Scotland
5.45%, due 10/19/2007	142	142
5.43%, due 10/26/2007	285	285
5.33%, due 11/07/2007	237	237
Societe Generale
5.32%, due 10/01/2007	237	237
4.95%, due 10/22/2007	190	190
5.12%, due 11/01/2007	237	237
Toronto Dominion Bank
5.32%, due 10/09/2007	475	475
5.61%, due 10/12/2007	380	380
UBS AG
5.58%, due 10/01/2007	95	95
5.45%, due 10/22/2007	190	190
5.37%, due 11/08/2007	237	237
Repurchase Agreements (1.3%) † †
Credit Suisse First Boston Corp. 5.35%, dated 09/28/2007 to be repurchased at $1,068 on 10/01/2007	1,068	1,068
Merrill Lynch & Co. 4.95%, dated 09/28/2007 to be repurchased at $1,496 on 10/01/2007	1,495	1,495
Morgan Stanley Dean Witter & Co. 4.95%, dated 09/28/2007 to be repurchased at $583 on 10/01/2007	583	583
Morgan Stanley Dean Witter & Co. 5.35%, dated 09/28/2007 to be repurchased at $1,258 on 10/01/2007	1,258	1,258

3

	Shares	Value
Investment Companies (0.2%)
Reserve Primary Money Market Fund
1-day yield of 5.38%	745,680	746
Total Securities Lending Collateral (cost: $14,393)		14,393

Total Investment Securities (cost: $278,443) #		$359,109

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.

†	At September 30, 2007, all or a portion of this security is on loan. The value at September 30, 2007, of all securities on loan is $13,760.

■

At September 30, 2007, repurchase agreements excluding collateral for securities on loan are collateralized by a U.S. Government Agency Obligation with an interest rate and maturity date of 5.63% and 12/25/2033, respectively, and with a market value plus accrued interest of $7,027.

††

Cash collateral for the Repurchase Agreements, valued at $4,501, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.75% and 10/04/2007 - 12/01/2096, respectively.

●	State Street Corp. serves as the accounting, custody and lending agent for the Fund and provides various administrative services on behalf of the Funds.

#

Aggregate cost for federal income tax purposes is $279,079.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $84,674 and $4,644, respectively.  Net unrealized appreciation for tax purposes is $80,030.

DEFINITIONS:
ADR	American Depositary Receipt

4

Marsico Growth

SCHEDULE OF INVESTMENTS

At September 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (96.3%)
Aerospace (5.9%)
Boeing Co. (The)	115,120	$12,087
General Dynamics Corp.	109,568	9,255
Lockheed Martin Corp.	179,127	19,434
Air Transportation (1.2%)
FedEx Corp.	79,086	8,284
Amusement & Recreation Services (0.2%)
Station Casinos, Inc.	19,168	1,677
Automotive (2.3%)
Toyota Motor Corp., ADR †	137,309	16,046
Beer, Wine & Distilled Beverages (1.6%)
Heineken NV, ADR	330,765	10,824
Business Services (3.4%)
Mastercard, Inc.-Class A †	156,835	23,207
Chemicals & Allied Products (5.3%)
Air Products & Chemicals, Inc.	37,279	3,644
Monsanto Co.	238,964	20,489
Praxair, Inc.	145,084	12,152
Commercial Banks (4.6%)
China Merchants Bank Co., Ltd.-Class H	1,391,000	6,115
Industrial & Commercial Bank of China-Class H	20,313,000	14,250
Wells Fargo & Co.	320,719	11,424
Communication (2.6%)
Comcast Corp.-Class A ‡	746,976	18,062
Computer & Data Processing Services (3.3%)
Google, Inc.-Class A ‡	33,424	18,960
Juniper Networks, Inc. ‡	105,393	3,858
Computer & Office Equipment (7.7%)
Apple, Inc. ‡	139,392	21,402
Cisco Systems, Inc. ‡	668,491	22,134
Hewlett-Packard Co.	182,276	9,076
Drug Stores & Proprietary Stores (1.4%)
CVS Caremark Corp.	234,613	9,298
Electronic Components & Accessories (2.1%)
Intel Corp.	555,891	14,375
Engineering & Management Services (2.6%)
Jacobs Engineering Group, Inc. ‡	238,874	18,054
Hotels & Other Lodging Places (6.8%)
Las Vegas Sands Corp. ‡	147,516	19,682
MGM Mirage, Inc. † ‡	181,104	16,198
Wynn Resorts, Ltd. †	69,534	10,956
Industrial Machinery & Equipment (0.6%)
Cameron International Corp. ‡	44,603	4,116
Insurance (4.7%)
UnitedHealth Group, Inc.	664,167	32,166
Lumber & Other Building Materials (1.6%)
Lowe’s Cos., Inc.	393,583	11,028
Metal Mining (1.1%)
Freeport-McMoRan Copper & Gold, Inc.	74,989	7,866
Motion Pictures (2.0%)
News Corp., Inc.-Class A	613,656	13,494
Oil & Gas Extraction (6.9%)
Devon Energy Corp.	37,327	3,106
Petroleo Brasileiro SA, ADR	62,358	4,708
Schlumberger, Ltd.	306,620	32,195
Transocean, Inc. ‡	61,955	7,004
Pharmaceuticals (4.2%)
Amylin Pharmaceuticals, Inc. † ‡	68,955	3,448
Genentech, Inc. ‡	242,207	18,897
Schering-Plough Corp.	198,570	6,281
Railroads (2.1%)
Union Pacific Corp. †	130,103	14,709

1

Restaurants (4.8%)
McDonald’s Corp.	424,288	23,111
Yum! Brands, Inc.	279,732	9,463
Security & Commodity Brokers (6.3%)
Goldman Sachs Group, Inc. (The)	134,238	29,095
Lehman Brothers Holdings, Inc. †	201,089	12,413
Morgan Stanley	27,282	1,719
Telecommunications (10.2%)
America Movil SAB de CV, Series L, ADR	324,266	20,753
AT&T, Inc.	461,033	19,506
China Mobile Hong Kong, Ltd.	1,799,500	29,487
U.S. Government Agencies (0.8%)
Fannie Mae	87,109	5,297
Total Common Stocks (cost: $541,955)		660,805

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (0.6%)
U.S. Treasury Bill
3.55%, due 01/03/2008	1,018	1,008
3.65%, due 01/10/2008	1,734	1,716
3.75%, due 01/31/2008	712	703
3.80%, due 02/07/2008	677	668
Total Short-Term U.S. Government Obligations (cost: $4,095)		4,095

SHORT-TERM OBLIGATIONS (3.1%)
Repurchase Agreements (3.1%)
State Street Corp. 3.00% dated 09/28/2007 to be repurchased at $21,146 on 10/01/2007 ■ ●	21,141	21,141
Total Short-Term Obligations (cost: $21,141)		21,141

SECURITIES LENDING COLLATERAL (11.4%)
Debt (10.8%)
Bank Notes (0.0%)
Wells Fargo
5.45%, due 10/12/2007	517	517
Euro Dollar Overnight (2.5%)
Barclays
5.33%, due 10/04/2007	1,293	1,293
BNP Paribas
5.20%, due 10/01/2007	3,362	3,362
Calyon
5.25%, due 10/01/2007	2,224	2,224
Fortis Bank
5.25%, due 10/01/2007	3,362	3,362
National Australia Bank
5.19%, due 10/01/2007	1,810	1,810
National City Corp.
4.50%, due 10/01/2007	259	259
Svenska Handlesbanken
5.20%, due 10/01/2007	2,120	2,120
Toronto Dominion Bank
5.32%, due 10/03/2007	2,586	2,586
Euro Dollar Terms (4.8%)
ABN Amro Bank NV
4.97%, due 10/24/2007	1,810	1,810
Bank of Montreal
5.52%, due 10/15/2007	517	517
Bank of Nova Scotia
5.54%, due 10/17/2007	776	776
5.34%, due 10/19/2007	1,293	1,293
5.00%, due 10/25/2007	776	776
Barclays
5.32%, due 10/09/2007	776	776

2

5.33%, due 10/15/2007	1,293	1,293
5.55%, due 10/15/2007	776	776
BNP Paribas
5.00%, due 10/25/2007	1,810	1,810
Canadian Imperial Bank of Commerce
5.34%, due 11/09/2007	2,586	2,586
Dexia Group
5.10%, due 11/05/2007	776	776
Fortis Bank
5.60%, due 10/12/2007	1,551	1,551
Nordea Bank Finland PLC (NY Branch)
5.45%, due 10/23/2007	1,034	1,034
Rabobank Nederland
4.91%, due 10/03/2007	1,551	1,551
5.00%, due 10/04/2007	776	776
Royal Bank of Scotland
5.45%, due 10/19/2007	776	776
5.43%, due 10/26/2007	1,552	1,552
5.33%, due 11/07/2007	1,293	1,293
Societe Generale
5.32%, due 10/01/2007	1,293	1,293
4.95%, due 10/22/2007	1,034	1,034
5.12%, due 11/01/2007	1,293	1,293
Toronto Dominion Bank
5.32%, due 10/09/2007	2,586	2,586
5.61%, due 10/12/2007	2,069	2,069
UBS AG
5.58%, due 10/01/2007	517	517
5.45%, due 10/22/2007	1,034	1,034
5.37%, due 11/08/2007	1,293	1,293
Repurchase Agreements (3.5%) ††
Credit Suisse First Boston Corp. 5.35%, dated 09/28/2007 to be repurchased at $5,821 on 10/01/2007	5,818	5,818
Merrill Lynch & Co. 4.95%, dated 09/28/2007 to be repurchased at $8,149 on 10/01/2007	8,146	8,146
Morgan Stanley Dean Witter & Co. 4.95%, dated 09/28/2007 to be repurchased at $3,175 on 10/01/2007	3,173	3,173
Morgan Stanley Dean Witter & Co. 5.35%, dated 09/28/2007 to be repurchased at $6,856 on 10/01/2007	6,853	6,853

	Shares	Value
Investment Companies (0.6%)
Reserve Primary Money Market Fund
1-day yield of 5.38%	4,063,192	4,063
Total Securities Lending Collateral (cost: $78,427)		78,427

Total Investment Securities (cost: $645,618) #		$764,468

NOTES TO SCHEDULE OF INVESTMENTS:

†	At September 30, 2007, all or a portion of this security is on loan. The value at September 30, 2007, of all securities on loan is $76,832.

‡	Non-income producing.

3

■

At September 30, 2007, repurchase agreements excluding collateral for securities on loan are collateralized by U.S. Government Agency Obligations with interest rates and maturity dates ranging from 4.35% - 5.46% and 01/01/2034 - 02/01/2034, respectively, and with a market value plus accrued interest of $21,566.

††

Cash collateral for the Repurchase Agreements, valued at $24,527, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.75% and 10/04/2007 - 12/01/2096, respectively.

●	State Street Corp. serves as the accounting, custody and lending agent for the Fund and provides various administrative services on behalf of the Funds.

#

Aggregate cost for federal income tax purposes is $645,886.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $124,705 and $6,123, respectively.  Net unrealized appreciation for tax purposes is $118,582.

DEFINITIONS:
ADR	American Depositary Receipt

4

MFS High Yield

SCHEDULE OF INVESTMENTS

At September 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (3.9%)
Argentine Republic
5.39%, due 08/03/2012 *	$876	$794
7.00%, due 09/12/2013	900	784
8.28%, due 12/31/2033	464	421
0.00%, due 12/15/2035 *	2,960	385
Republic of Brazil
6.00%, due 01/17/2017	125	127
8.00%, due 01/15/2018	901	1,006
8.88%, due 10/14/2019	187	233
Republic of Colombia
7.33%, due 11/16/2015 *	410	426
Republic of Ecuador, Reg S
10.00%, due 08/15/2030	197	177
Republic of El Salvador, Reg S
8.25%, due 04/10/2032	950	1,126
Republic of Ghana Series-144A
8.50%, due 10/04/2017	100	102
Republic of Indonesia, Reg S
8.50%, due 10/12/2035	826	978
Republic of Panama
6.70%, due 01/26/2036 ¡	652	670
Republic of the Philippines
9.38%, due 01/18/2017	810	987
9.50%, due 02/02/2030	211	275
Republic of Turkey
11.50%, due 01/23/2012	571	685
6.75%, due 04/03/2018	509	506
6.88%, due 03/17/2036	1,200	1,145
Republic of Uruguay
9.25%, due 05/17/2017	750	889
8.00%, due 11/18/2022	500	555
Republic of Venezuela
6.00%, due 12/09/2020	25	20
Republic of Venezuela, Reg S
7.00%, due 12/01/2018	392	349
Russian Federation
12.75%, due 06/24/2028	190	339
United Mexican States
6.75%, due 09/27/2034	398	433
Total Foreign Government Obligations (cost: $13,083)		13,412

MORTGAGE-BACKED SECURITIES (1.4%)
Arcap REIT, Inc., Series 2004-RR3, Class H-144A
6.10%, due 09/21/2045	1,515	934
CW Capital Cobalt, Ltd., Series 2006-2A, Class G-144A
6.86%, due 04/26/2050 * a	500	406
First Union National Bank Commercial Mortgage, Series 2000-C2, Class H-144A
6.75%, due 10/15/2032	1,305	1,315
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDP12, Class C
6.26%, due 08/15/2017 *	720	698
Merrill Lynch Mortgage Trust, Series 2007-C1, Class B
6.02%, due 07/12/2017 *	720	689
Morgan Stanley Capital I, Series 2004-RR, Class FX-144A
1.48%, due 04/28/2039 * (a)	10,481	507
Wachovia CRE CDO, Series 2006-1A, Class G-144A
6.71%, due 09/25/2026 * a	432	361
Total Mortgage-Backed Securities (cost: $5,575)		4,910

1

ASSET-BACKED SECURITIES (1.3%)
Airlie LCDO AVIV LCDO 2006-3, Ltd., Series 2006-3A, Class D-144A
7.25%, due 12/22/2011 * a ¡	832	764
Babson Collateralized Loan Obligation, Ltd. 2003-I, Series 2006-1A, Class D-144A
6.86%, due 07/15/2018 * ¡	785	626
Crest, Ltd., Series 2004-1A, Class G2
7.00%, due 01/28/2040	1,422	1,184
CW Capital Cobalt, Ltd., Series 2005-1A, Class F2-144A
6.23%, due 05/25/2045	1,112	894
CW Capital Cobalt, Ltd., Series 2006-2A, Class F-144A
6.66%, due 04/26/2050 * a	500	412
Falcon Franchise Loan LLC, Series 2003-1, Class IO-144A
4.10%, due 01/05/2025 * a (a)	3,281	498
Total Asset-Backed Securities (cost: $5,064)		4,378

CORPORATE DEBT SECURITIES (77.8%)
Aerospace (1.0%)
Bombardier, Inc.-144A
8.00%, due 11/15/2014	1,761	1,845
Vought Aircraft Industries, Inc.
8.00%, due 07/15/2011	1,620	1,584
Agriculture (0.3%)
Michael Foods, Inc.
8.00%, due 11/15/2013 ¡	1,165	1,165
Air Transportation (0.8%)
Continental Airlines, Inc.
6.90%, due 01/02/2017 ¡	501	475
6.75%, due 03/15/2017 ¡	393	380
6.80%, due 08/02/2018 ¡	803	748
7.57%, due 03/15/2020 ¡	1,186	1,162
Amusement & Recreation Services (1.4%)
Cap Cana, Reg S
9.63%, due 11/03/2013	481	486
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp.-144A
10.25%, due 06/15/2015	1,280	1,200
Greektown Holdings-144A
10.75%, due 12/01/2013	135	134
Isle of Capri Casinos, Inc.
7.00%, due 03/01/2014	1,080	967
Pinnacle Entertainment, Inc.
8.25%, due 03/15/2012	250	253
Tropicana Entertainment, Senior Subordinated Note-144A
9.63%, due 12/15/2014	2,170	1,682
Apparel & Accessory Stores (0.9%)
Claires Stores, Inc., Senior Note-144A
9.25%, due 06/01/2015 †	1,240	1,073
Claire’s Stores, Inc., Senior Note-144A
10.50%, due 06/01/2017 †	715	551
Payless Shoesource, Inc.
8.25%, due 08/01/2013	1,415	1,369
Apparel Products (0.2%)
Levi Strauss & Co.
9.75%, due 01/15/2015	620	651
Automotive (2.8%)
General Motors Acceptance Corp.
6.75%, due 12/01/2014	2,839	2,573
8.00%, due 11/01/2031	590	579
General Motors Acceptance Corp., Global Note
6.88%, due 09/15/2011	3,374	3,211
General Motors Corp.
8.38%, due 07/15/2033 †	3,799	3,329

2

Beer, Wine & Distilled Beverages (0.1%)
Cerveceria Nacional Dominicana C por A
8.00%, due 03/27/2014		324	329
Business Credit Institutions (0.4%)
Qwest Capital Funding, Inc.
7.25%, due 02/15/2011 †		1,295	1,301
Business Services (1.1%)
ARAMARK Corp., Senior Note
8.50%, due 02/01/2015		1,500	1,530
KI Holdings, Inc.
0.00%, due 11/15/2014 (b) ¡		2,279	1,949
Sally Holdings LLC, Senior Note
9.25%, due 11/15/2014		445	449
Chemicals & Allied Products (2.9%)
Equistar Chemicals, LP/Equistar Funding Corp.
10.13%, due 09/01/2008		925	955
Innophos, Inc.
8.88%, due 08/15/2014		1,895	1,876
JohnsonDiversey, Inc.
9.63%, due 05/15/2012		3,020	3,065
Mosaic Global Holdings, Inc., Senior Note-144A
7.63%, due 12/01/2016 †		1,955	2,085
Nalco Co.
8.88%, due 11/15/2013 ¡		1,940	2,037
Commercial Banks (0.9%)
HSBK Europe BV-144A
7.25%, due 05/03/2017		869	873
JPMorgan Chase & Co.
Zero Coupon, due 05/18/2009	BRL	2,594	1,424
Russian Standard Finance SA for Russian Standard Bank, Senior Note, Reg S
7.50%, due 10/07/2010		759	672
Communication (1.4%)
CCH I LLC
11.00%, due 10/01/2015		670	678
CCO Holdings LLC/CCO Holdings Capital Corp.
8.75%, due 11/15/2013		2,210	2,221
CSC Holdings, Inc., Senior Note
6.75%, due 04/15/2012		2,175	2,093
Communications Equipment (2.5%)
American Tower Corp., Senior Note-144A
7.00%, due 10/15/2017 a		585	589
Intelsat Bermuda, Ltd., Senior Note
11.41%, due 06/15/2013 *		605	632
11.25%, due 06/15/2016		3,910	4,189
Intelsat Intermediate Holding Co., Ltd., Senior Note
0.00%, due 02/01/2015 (c)		485	399
L-3 Communications Corp.
6.13%, due 01/15/2014		495	485
5.88%, due 01/15/2015		2,085	2,002
Nortel Networks, Ltd., Senior Note-144A
10.75%, due 07/15/2016		460	481
Department Stores (0.4%)
Neiman-Marcus Group, Inc. (PIK)
9.00%, due 10/15/2015		1,250	1,331
Drug Stores & Proprietary Stores (0.3%)
Rite Aid Corp., Senior Note-144A
9.50%, due 06/15/2017		1,060	991
Electric Services (5.9%)
AES Corp. (The), Senior Note
9.38%, due 09/15/2010		2,055	2,168
Edison Mission Energy, Senior Note-144A
7.00%, due 05/15/2017		4,165	4,103
Empresa Nacional de Electricidad SA

3

8.35%, due 08/01/2013	760	850
Enersis SA
7.38%, due 01/15/2014	511	542
Inergy, LP/Inergy Finance Corp., Senior Note
6.88%, due 12/15/2014	1,515	1,462
Intergen NV, Senior Note-144A
9.00%, due 06/30/2017	810	850
Majapahit Holding BV-144A
7.25%, due 06/28/2017	262	257
7.88%, due 06/29/2037 †	748	731
Mirant Americas Generation LLC, Senior Note
8.30%, due 05/01/2011	800	808
Mirant North America LLC, Senior Note
7.38%, due 12/31/2013	1,640	1,665
NRG Energy, Inc.
7.38%, due 02/01/2016	4,790	4,802
Reliant Energy, Inc., Senior Note
7.88%, due 06/15/2017 †	2,240	2,254
Electronic & Other Electric Equipment (0.3%)
Jarden Corp., Senior Subordinated Note
7.50%, due 05/01/2017	1,060	1,026
Electronic Components & Accessories (1.8%)
Avago Technologies Finance Pte/Avago Technologies US/Avago Technologies Wireless, Senior Subordiated Note
11.88%, due 12/01/2015 †	770	859
Flextronics International, Ltd.
6.25%, due 11/15/2014	535	500
Freescale Semiconductor, Inc., Senior Subordinated Note
10.13%, due 12/15/2016 †	3,165	2,943
NXP BV / NXP Funding LLC, Senior Secured Note
7.88%, due 10/15/2014	790	760
Spansion LLC-144A
11.25%, due 01/15/2016 †	1,205	1,181
Food & Kindred Products (0.6%)
B&G Foods, Inc.
8.00%, due 10/01/2011	1,105	1,094
Del Monte Corp., Senior Subordinated Note
6.75%, due 02/15/2015	1,205	1,157
Food Stores (0.3%)
Stater Brothers Holdings, Senior Note
7.75%, due 04/15/2015	1,065	1,054
Furniture & Fixtures (0.1%)
Vitro SAB de CV, Senior Note
8.63%, due 02/01/2012	57	56
9.13%, due 02/01/2017	375	368
Gas Production & Distribution (2.4%)
Atlas Pipeline Partners, LP, Senior Note
8.13%, due 12/15/2015	1,660	1,635
Intergas Finance BV-144A
6.38%, due 05/14/2017	428	413
Morgan Stanley Bank AG for OAO Gazprom, Reg S
9.63%, due 03/01/2013	630	730
Morgan Stanley Bank AG for OAO Gazprom-144A
9.63%, due 03/01/2013	920	1,062
Transcontinental Gas Pipe Line Corp., Series B
7.00%, due 08/15/2011	715	742
Williams Cos., Inc.
7.13%, due 09/01/2011	858	889
8.75%, due 03/15/2032	1,295	1,491
Williams Partners LP/Williams Partners Finance Corp., Senior Note
7.25%, due 02/01/2017	1,405	1,433

4

Health Services (4.1%)
Community Health Systems, Inc., Senior Note-144A
8.88%, due 07/15/2015	2,065	2,122
Davita, Inc.
6.63%, due 03/15/2013	1,140	1,131
7.25%, due 03/15/2015 ¡	2,285	2,291
HCA, Inc.
6.38%, due 01/15/2015	2,325	1,982
HCA, Inc., Senior Note-144A
9.25%, due 11/15/2016	3,610	3,836
Healthsouth Corp., Senior Note
10.75%, due 06/15/2016 ¡	905	953
Psychiatric Solutions, Inc.
7.75%, due 07/15/2015 a	1,875	1,898
Holding & Other Investment Offices (1.9%)
Bonten Media Acquisition Co., Senior Note, (PIK)-144A
9.00%, due 06/01/2015 ¡	1,345	1,204
JSG Funding PLC, Senior Subordinated Note
7.75%, due 04/01/2015	170	166
NTL Cable PLC, Senior Note
9.13%, due 08/15/2016	875	908
Petroleos de Venezuela
5.25%, due 04/12/2017	568	419
Sungard Data Systems, Inc., Senior Subordinated Note
10.25%, due 08/15/2015	2,770	2,895
Visant Holding Corp., Senior Note
8.75%, due 12/01/2013	1,171	1,197
Hotels & Other Lodging Places (4.4%)
Harrahs Operating Co., Inc.
5.75%, due 10/01/2017	3,635	2,781
Harrah’s Operating Co., Inc., Guaranteed Senior Note
5.38%, due 12/15/2013	750	607
Majestic Star Casino LLC/ Majestic Star Casino Capital Corp. II, Senior Note
9.75%, due 01/15/2011	1,325	1,113
Mandalay Resort Group
9.38%, due 02/15/2010 ¡	1,050	1,100
MGM Mirage
8.50%, due 09/15/2010	765	799
8.38%, due 02/01/2011	3,420	3,565
5.88%, due 02/27/2014	1,520	1,400
MGM Mirage, Senior Note
7.50%, due 06/01/2016	745	740
Station Casinos, Inc.
6.50%, due 02/01/2014	2,675	2,354
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.63%, due 12/01/2014	815	799
Industrial Machinery & Equipment (1.1%)
Blount, Inc., Senior Subordinated Note
8.88%, due 08/01/2012 †	1,305	1,326
Case New Holland, Inc., Senior Note
7.13%, due 03/01/2014	2,555	2,619
Instruments & Related Products (0.6%)
Advanced Medical Optics, Inc., Senior Subordinated Note
7.50%, due 05/01/2017	725	667
Cooper Cos. (The), Inc, Senior Note
7.13%, due 02/15/2015 ¡	1,625	1,601
Insurance (0.2%)
Centene Corp., Senior Note
7.25%, due 04/01/2014	770	755
Insurance Agents, Brokers & Service (0.3%)
USI Holdings Corp., Senior Subordinated Note-144A
9.75%, due 05/15/2015	1,205	1,081

5

Lumber & Other Building Materials (0.5%)
Nortek, Inc.
8.50%, due 09/01/2014	1,260	1,093
Ply Gem Industries, Inc., Senior Subordinated Note
9.00%, due 02/15/2012 †	995	806
Management Services (0.4%)
US Oncology, Inc.
10.75%, due 08/15/2014	1,495	1,544
Manufacturing Industries (0.2%)
Koppers, Inc., Senior Secured Note
9.88%, due 10/15/2013 ¡	590	624
Medical Instruments & Supplies (0.7%)
LVB Acquisition Merger Sub, Inc., Senior Note-144A
10.00%, due 10/15/2017 a	990	990
Universal Hospital Services, Inc. (PIK)-144A
8.50%, due 06/01/2015 ¡	1,020	1,010
Universal Hospital Services, Inc.-144A
8.76%, due 06/01/2015 *	290	289
Metal Mining (2.4%)
Corp. Nacional del Cobre de Chile - CODELCO, Note, Reg S
5.63%, due 09/21/2035	1,563	1,427
FMG Finance Property, Ltd., Senior Note-144A
10.63%, due 09/01/2016	1,715	2,019
Freeport-McMoRan Copper & Gold, Inc., Senior Note
8.25%, due 04/01/2015	1,295	1,399
8.38%, due 04/01/2017	3,100	3,387
Mining (1.2%)
Arch Western Finance LLC, Guaranteed Senior Note
6.75%, due 07/01/2013	1,565	1,534
Foundation PA Coal Co.
7.25%, due 08/01/2014	500	490
Peabody Energy Corp.
5.88%, due 04/15/2016	1,200	1,176
Peabody Energy Corp., Senior Note
7.38%, due 11/01/2016	960	1,013
Mortgage Bankers & Brokers (3.2%)
C10 Capital SPV, Ltd.-144A
6.72%, due 12/31/2016 (d)(e)	161	154
CenterCredit International BV-144A
8.63%, due 01/30/2014	848	772
Couche-Tard US LP/Couche-Tard Finance Corp.
7.50%, due 12/15/2013	665	677
El Paso Performance-Linked Trust-144A
7.75%, due 07/15/2011	1,765	1,813
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., Senior Subordinated Note-144A
9.75%, due 04/01/2017 †	1,565	1,600
ISA Capital do Brasil SA, Senior Note-144A
7.88%, due 01/30/2012 ¡	353	358
8.80%, due 01/30/2017 ¡	646	677
KAR Holdings, Inc., Senior Subordinated Note-144A
10.00%, due 05/01/2015	1,905	1,786
Momentive Performance Materials, Inc., Senior Note-144A
9.75%, due 12/01/2014 a	1,125	1,114
Momentive Performance Materials, Inc., Senior Subordinated Note-144A
11.50%, due 12/01/2016	710	703
Residential Capital Corp.
7.13%, due 11/21/2008	650	582
Residential Capital LLC
7.50%, due 06/01/2012	179	145

6

TNK-BP Finance SA-144A
7.50%, due 07/18/2016	927	921
Motion Pictures (0.4%)
AMC Entertainment, Inc.
8.00%, due 03/01/2014	245	233
AMC Entertainment, Inc., Senior Subordinated Note
11.00%, due 02/01/2016 †	980	1,044
Motor Vehicles, Parts & Supplies (0.6%)
TRW Automotive, Inc., Senior Note-144A
7.00%, due 03/15/2014 †	2,000	1,940
7.25%, due 03/15/2017	190	185
Oil & Gas Extraction (5.2%)
Basic Energy Services, Inc., Senior Note
7.13%, due 04/15/2016	1,855	1,804
Chaparral Energy, Inc., Senior Note-144A
8.88%, due 02/01/2017	1,560	1,463
Chesapeake Energy Corp.
7.00%, due 08/15/2014	1,302	1,310
6.38%, due 06/15/2015 a	575	564
6.88%, due 01/15/2016	880	880
Compagnie Generale de Geophysique-Veritas, Senior Note
7.75%, due 05/15/2017 ¡	385	397
Forest Oil Corp., Senior Note-144A
7.25%, due 06/15/2019	900	900
Gaz Capital for Gazprom (MTN), Reg S
6.21%, due 11/22/2016	439	433
Gaz Capital for Gazprom-144A
6.51%, due 03/07/2022	830	822
Hilcorp Energy I, LP/Hilcorp Finance Co., Senior Note-144A
7.75%, due 11/01/2015	545	533
9.00%, due 06/01/2016	1,670	1,703
Mariner Energy, Inc., Senior Note
8.00%, due 05/15/2017	1,230	1,202
Newfield Exploration Co.
6.63%, due 09/01/2014	1,255	1,233
Pemex Project Funding Master Trust
8.63%, due 02/01/2022	353	435
Petroleum Co of Trinidad & Tobago, Ltd.-144A
6.00%, due 05/08/2022 ¡	382	374
Plains Exploration & Production Co., Senior Note
7.00%, due 03/15/2017	2,705	2,529
Quicksilver Resources, Inc.
7.13%, due 04/01/2016	1,690	1,665
Paper & Allied Products (1.1%)
Buckeye Technologies, Inc.
8.50%, due 10/01/2013 ¡	2,525	2,550
Millar Western Forest Products, Ltd.
7.75%, due 11/15/2013	1,475	1,165
Paperboard Containers & Boxes (1.0%)
Graham Packaging Co., Inc., Senior Subordinated Note
9.88%, due 10/15/2014 †	1,005	995
Greif, Inc., Senior Note
6.75%, due 02/01/2017	1,025	1,022
Jefferson Smurfit-Stone Container Corp.
8.25%, due 10/01/2012	1,297	1,300
Personal Credit Institutions (2.7%)
Ford Motor Credit Co.
8.63%, due 11/01/2010	1,275	1,264
8.11%, due 01/13/2012 *	1,110	1,049
8.00%, due 12/15/2016	530	496
Ford Motor Credit Co., Series WI
9.75%, due 09/15/2010	6,305	6,432

7

Personal Services (1.1%)
Service Corp. International, Senior Note
6.75%, due 04/01/2015	395	392
7.00%, due 06/15/2017	2,665	2,618
Service Corp. International/US, Senior Note
7.38%, due 10/01/2014	895	920
Primary Metal Industries (0.4%)
PNA Group, Inc., Senior Note
10.75%, due 09/01/2016	1,320	1,346
Printing & Publishing (3.8%)
ACCO Brands Corp.
7.63%, due 08/15/2015 ¡	1,585	1,514
American Media Operations, Inc., Guaranteed Senior Subordinated Note, Series B
10.25%, due 05/01/2009 †	1,850	1,647
Dex Media, Inc.
0.00%, due 11/15/2013 (f)	2,095	1,969
0.00%, due 11/15/2013 (f)	2,000	1,880
Idearc, Inc., Senior Note
8.00%, due 11/15/2016	2,670	2,663
Nielsen Finance LLC/Nielsen Finance Co., Senior Note
10.00%, due 08/01/2014	910	962
Nielsen Finance LLC/Nielsen Finance, Senior Subordinated Note
12.50%, due 08/01/2016 †	1,065	746
RH Donnelley Corp., Senior Note
8.88%, due 01/15/2016	1,730	1,762
Public Administration (0.6%)
Autopistas del Sol SA-144A
11.50%, due 05/23/2017	570	510
Corrections Corp. of America, Senior Note
6.25%, due 03/15/2013	620	611
Geo Group (The), Inc.
8.25%, due 07/15/2013	870	879
Radio & Television Broadcasting (2.9%)
Allbritton Communications Co.
7.75%, due 12/15/2012	1,938	1,957
CanWest MediaWorks, LP, Senior Note-144A
9.25%, due 08/01/2015 ¡	920	929
Clear Channel Communications, Inc.
5.50%, due 09/15/2014	1,810	1,421
Grupo Televisa SA de CV, Senior Note
8.50%, due 03/11/2032	890	1,078
ION Media Networks, Inc., Senior Note-144A
11.61%, due 01/15/2013 *	1,485	1,515
LBI Media, Inc., Senior Subordinated Note-144A
8.50%, due 08/01/2017	955	950
Umbrella Acquistion, Inc., Senior Note-144A
9.75%, due 03/15/2015 †	2,440	2,379
Real Estate (0.6%)
Realogy Corp, Senior Note-144A
10.50%, due 04/15/2014 †	1,535	1,309
Realogy Corp., Senior Subordinated Note-144A
12.38%, due 04/15/2015	815	615
Retail Trade (0.6%)
AmeriGas Partners, LP/AmeriGas Eagle Finance Corp.
7.13%, due 05/20/2016	1,085	1,055
Michaels Stores, Inc., Senior Note
10.00%, due 11/01/2014 †	990	1,015
Rubber & Misc. Plastic Products (0.4%)
Goodyear Tire & Rubber Co. (The)
9.00%, due 07/01/2015 †	1,008	1,076

8

NTK Holdings, Inc., Senior Note
0.00%, due 03/01/2014 † (g)	689	424
Stone, Clay & Glass Products (0.6%)
Owens-Brockway
8.25%, due 05/15/2013 ¡	2,155	2,230
Telecommunications (3.6%)
Centennial Cellular Operating Co./Centennial Communications Corp.
10.13%, due 06/15/2013	555	588
Cincinnati Bell, Inc.
8.38%, due 01/15/2014	1,715	1,711
Citizens Communications Co.
9.25%, due 05/15/2011	1,089	1,182
Globo Comunicacoes e Participacoes SA-144A
7.25%, due 04/26/2022	572	555
MetroPCS Wireless, Inc., Senior Note-144A
9.25%, due 11/01/2014	310	316
9.25%, due 11/01/2014	700	714
Nordic Telephone Co. Holdings ApS, Senior Note-144A
8.88%, due 05/01/2016 ¡	785	828
Qwest Corp.
7.88%, due 09/01/2011	650	683
8.88%, due 03/15/2012	1,240	1,353
Time Warner Telecom Holdings, Inc.
9.25%, due 02/15/2014	805	835
Wind Acquisition Finance SA-144A
10.75%, due 12/01/2015	1,910	2,115
Windstream Corp., Senior Note
8.63%, due 08/01/2016	1,230	1,311
7.00%, due 03/15/2019	355	346
Textile Mill Products (0.5%)
Interface, Inc.
10.38%, due 02/01/2010 ¡	1,550	1,635
Interface, Inc., Series B
9.50%, due 02/01/2014 ¡	200	209
Transportation & Public Utilities (0.8%)
Hertz Corp., Senior Note
8.88%, due 01/01/2014	2,075	2,137
TGI International, Ltd.-144A
9.50%, due 10/03/2017	686	696
Water Transportation (0.2%)
Gulfmark Offshore, Inc.
7.75%, due 07/15/2014	605	608
Wholesale Trade Durable Goods (0.4%)
Buhrmann US, Inc.
7.88%, due 03/01/2015 ¡	795	743
Varietal Distribution Merger Sub, Inc., Senior Note, (PIK)-144A
10.25%, due 07/15/2015	845	815
Wholesale Trade Nondurable Goods (0.3%)
Supervalu, Inc., Senior Note
7.50%, due 11/15/2014	1,155	1,175
Total Corporate Debt Securities (cost: $273,502)		271,199

LOAN ASSIGNMENTS (8.1%)
Agriculture (0.4%)
Dole Food Co., Inc.
5.23%, due 04/12/2013	130	126
7.51%, due 04/12/2013	960	931
7.64%, due 04/12/2013	288	279
Automotive (1.2%)
Dayco Products LLC
11.04%, due 12/31/2011	1,224	1,165

9

Ford Motor Co.
8.70%, due 12/16/2013	3,161	3,073
Communication (0.9%)
Charter Communications Operating LLC
7.13%, due 04/28/2014	954	924
CSC Holdings, Inc.
7.57%, due 03/29/2013	1,228	1,214
MediaCom LLC Group
6.83%, due 09/30/2012	1,101	1,056
Electric, Gas & Sanitary Services (0.4%)
Allied Waste Industries, Inc.
5.32%, due 03/28/2014	496	490
6.76%, due 03/28/2014	868	858
Electronic & Other Electric Equipment (0.1%)
Jarden Corp.
6.95%, due 01/24/2012	426	415
Health Services (0.9%)
Community Health Systems, Inc.
7.76%, due 07/25/2014	1,015	999
HCA, Inc.
7.45%, due 11/18/2013	2,074	2,037
Holding & Other Investment Offices (0.5%)
Celanese U.S. Holdings LLC
7.11%, due 04/02/2014	1,865	1,832
Lumber & Other Building Materials (0.1%)
Building Materials Corp. of America
11.31%, due 09/15/2014	559	476
Mortgage Bankers & Brokers (0.1%)
Hawker Beechraft Acquisition Co. LLC
5.26%, due 03/28/2014	16	16
7.19%, due 03/28/2014	191	186
Paper & Allied Products (1.1%)
Altivity Packaging LLC
10.67%, due 12/30/2013	1,114	1,121
10.67%, due 12/30/2013	356	359
Georgia-Pacific Corp.
7.37%, due 12/20/2012	137	134
7.41%, due 12/20/2012	2,101	2,062
Printing & Publishing (1.0%)
Idearc, Inc.
7.20%, due 11/17/2014	1,864	1,838
Nielsen Finance LLC
7.36%, due 08/09/2013	1,767	1,721
Radio & Television Broadcasting (0.3%)
Gray Television, Inc.
6.86%, due 12/31/2014	838	809
Univision Communications, Inc.
7.61%, due 09/29/2014	440	420
Retail Trade (0.4%)
Michaels Stores, Inc.
7.64%, due 10/31/2013	1,491	1,449
Rubber & Misc. Plastic Products (0.3%)
Goodyear Tire & Rubber Co. (The)
6.85%, due 04/30/2014	1,003	974
Wholesale Trade Nondurable Goods (0.4%)
Dean Foods Co.
6.70%, due 04/02/2014	1,419	1,387
Total Loan Assignments (cost: $28,968)		28,351

10

	Shares	Value
PREFERRED STOCKS (0.0%)
Holding & Other Investment Offices (0.0%)
HRPT Properties Trust REIT	2,025	51
Total Preferred Stocks (cost: $56)		51

COMMON STOCKS (2.1%)
Commercial Banks (0.1%)
Bank of America Corp.	3,300	166
JP Morgan Chase & Co.	3,300	151
Communication (0.6%)
Comcast Corp.-Class A ‡	65,000	1,572
Time Warner Cable, Inc.-Class A ‡	16,700	548
Electronic Components & Accessories (0.1%)
Intel Corp.	14,600	378
Gas Production & Distribution (0.1%)
Williams Cos., Inc. (The)	13,400	456
Industrial Machinery & Equipment (0.2%)
Goodman Global, Inc. ‡	14,100	337
Lennox International, Inc.	10,200	345
Lumber & Wood Products (0.1%)
Louisiana-Pacific Corp.	14,800	251
Mining (0.3%)
Foundation Coal Holdings, Inc.	26,530	1,040
Oil & Gas Extraction (0.1%)
Chesapeake Energy Corp. †	7,000	247
Petroleum Refining (0.1%)
Chevron Corp.	4,300	402
Pharmaceuticals (0.1%)
Johnson & Johnson	5,300	348
Retail Trade (0.0%)
Central Garden and Pet Co. † ‡	13,400	119
Telecommunications (0.3%)
Windstream Corp. †	68,700	970
Total Common Stocks (cost: $7,252)		7,330

	Principal	Value
SECURITIES LENDING COLLATERAL (9.6%)
Debt (9.1%)
Bank Notes (0.1%)
Wells Fargo
5.45%, due 10/12/2007	220	220
Euro Dollar Overnight (2.1%)
Barclays
5.33%, due 10/04/2007	551	551
BNP Paribas
5.20%, due 10/01/2007	1,432	1,432
Calyon
5.25%, due 10/01/2007	947	947
Fortis Bank
5.25%, due 10/01/2007	1,432	1,432
National Australia Bank
5.19%, due 10/01/2007	771	771
National City Corp.
4.50%, due 10/01/2007	110	110
Svenska Handlesbanken
5.20%, due 10/01/2007	903	903
Toronto Dominion Bank
5.32%, due 10/03/2007	1,102	1,102
Euro Dollar Terms (4.0%)
ABN Amro Bank NV
4.97%, due 10/24/2007	771	771
Bank of Montreal
5.52%, due 10/15/2007	220	220
Bank of Nova Scotia
5.54%, due 10/17/2007	331	331

11

5.34%, due 10/19/2007	551	551
5.00%, due 10/25/2007	331	331
Barclays
5.32%, due 10/09/2007	331	331
5.33%, due 10/15/2007	551	551
5.55%, due 10/15/2007	330	330
BNP Paribas
5.00%, due 10/25/2007	771	771
Canadian Imperial Bank of Commerce
5.34%, due 11/09/2007	1,102	1,102
Dexia Group
5.10%, due 11/05/2007	330	330
Fortis Bank
5.60%, due 10/12/2007	661	661
Nordea Bank Finland PLC (NY Branch)
5.45%, due 10/23/2007	441	441
Rabobank Nederland
4.91%, due 10/03/2007	661	661
5.00%, due 10/04/2007	330	330
Royal Bank of Scotland
5.45%, due 10/19/2007	330	330
5.43%, due 10/26/2007	661	661
5.33%, due 11/07/2007	551	551
Societe Generale
5.32%, due 10/01/2007	551	551
4.95%, due 10/22/2007	441	441
5.12%, due 11/01/2007	551	551
Toronto Dominion Bank
5.32%, due 10/09/2007	1,102	1,102
5.61%, due 10/12/2007	881	881
UBS AG
5.58%, due 10/01/2007	220	220
5.45%, due 10/22/2007	441	441
5.37%, due 11/08/2007	551	551
Repurchase Agreements (2.9%) ††
Credit Suisse First Boston Corp. 5.35%, dated 09/28/2007 to be repurchased at $2,480 on 10/01/2007	2,479	2,479
Merrill Lynch & Co. 4.95%, dated 09/28/2007 to be repurchased at $3,472 on 10/01/2007	3,470	3,470
Morgan Stanley Dean Witter & Co. 4.95%, dated 09/28/2007 to be repurchased at $1,352 on 10/01/2007	1,352	1,352
Morgan Stanley Dean Witter & Co. 5.35%, dated 09/28/2007 to be repurchased at $2,921 on 10/01/2007	2,919	2,919

	Shares	Value
Investment Companies (0.5%)
Reserve Primary Money Market Fund
1-day yield of 5.38%	1,730,988	1,731
Total Securities Lending Collateral (cost: $33,411)		33,411

Total Investment Securities (cost: $366,911) #		$363,042

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of September 30, 2007.

12

a	Security is deemed to be illiquid.

(a)	Interest only security. Holder is entitled to interest payments on the underlying pool.

†	At September 30, 2007, all or a portion of this security is on loan. The value at September 30, 2007, of all securities on loan is $32,479.

(b)	KI Holdings, Inc. has a coupon rate of 0.00% until 11/15/2009, thereafter the coupon rate will be 9.88%.

(c)	Intelsat Intermediate has a coupon rate of 0.00% until 02/01/2010, thereafter the coupon rate will be 9.25%.

(d)	The security has a perpetual maturity. The date shown is the next call date.

(e)	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of September 30, 2007.

(f)	Dex Media, Inc. has a coupon rate of 0.00% until 11/15/2008, thereafter the coupon rate will be 9.00%.

(g)	NTK Holdings, Inc. has a coupon rate of 0.00% until 09/01/2009, thereafter the coupon rate will be 10.75%.

‡	Non-income producing.

††

Cash collateral for the Repurchase Agreements, valued at $10,449, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.75% and 10/04/2007 - 12/01/2096, respectively.

¡	Securities valued as determined in good faith in accordance with procedures established by the Board of AEGON/ Transamerica Series Trust.

#

Aggregate cost for federal income tax purposes is $367,367.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $4,424 and $8,749, respectively.  Net unrealized depreciation for tax purposes is $4,325.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2007, these securities aggregated  $71,535 or 20.5% of the net assets of the Fund.

BRL	Brazilian Real
MTN	Medium-Term Note
PIK	Payment In-Kind
REIT	Real Estate Investment Trust

13

MFS International Equity

SCHEDULE OF INVESTMENTS

At September 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.1%)
Australia (0.4%)
QBE Insurance Group, Ltd.	53,370	$1,596
Austria (1.1%)
Erste Bank der Oesterreichischen Sparkassen AG	55,720	4,235
Bermuda (0.8%)
Li & Fung, Ltd.	728,000	3,092
Canada (1.1%)
Canadian National Railway Co.	69,930	3,986
Czech Republic (0.8%)
Komercni Banka AS	11,851	2,751
France (20.6%)
Air Liquide	46,573	6,217
AXA	186,870	8,339
Credit Agricole SA	184,240	7,088
Gaz De France †	71,460	3,703
Legrand Promesses †	132,010	4,425
L’Oreal SA	15,050	1,969
LVMH Moet Hennessy Louis Vuitton SA	94,940	11,351
Pernod-Ricard	34,996	7,616
Schneider Electric SA	76,510	9,640
Societe Television Francaise 1 †	66,619	1,786
Suez SA	57,400	3,371
Total SA	110,330	8,947
Vivendi Universal SA	63,370	2,668
Germany (8.1%)
Bayer AG	121,950	9,681
Bayerische Motoren Werke AG	61,580	3,961
Continental AG	11,571	1,596
E.ON AG	41,520	7,656
Linde AG	61,590	7,628
India (0.5%)
Satyam Computer Services, Ltd., ADR †	69,220	1,792
Indonesia (0.4%)
Bank Central Asia Tbk PT	2,381,500	1,602
Italy (1.4%)
Assicurazioni Generali SpA	44,631	1,955
Intesa Sanpaolo SpA	441,315	3,397
Japan (18.2%)
Aeon Credit Service Co., Ltd.	134,700	1,446
Asahi Glass Co., Ltd.	317,000	4,258
Bridgestone Corp.	145,700	3,218
Canon, Inc.	184,300	10,047
Fanuc, Ltd.	33,400	3,401
Hirose Electric Co., Ltd.	17,300	2,101
Inpex Holdings, Inc.	407	4,176
Kao Corp.	394,000	11,750
Nintendo Co., Ltd.	5,800	3,016
Nomura Holdings, Inc.	300,100	5,025
Omron Corp.	112,600	2,976
Ricoh Co., Ltd.	226,000	4,775
Shizuoka Bank, Ltd.	206,000	1,999
Tokyo Gas Co., Ltd.	487,000	2,265
Toyota Motor Corp.	133,300	7,858
Netherlands (2.9%)
Heineken NV	68,170	4,461
TNT NV	149,320	6,243
Singapore (1.4%)
Singapore Telecommunications, Ltd.	1,981,700	5,367
South Korea (1.5%)
Samsung Electronics Co., Ltd.	9,062	5,694
Spain (0.9%)
Banco Bilbao Vizcaya Argentaria SA	147,310	3,444

1

Sweden (0.7%)
Telefonaktiebolaget LM Ericsson-Class B	650,610	2,595
Switzerland (17.2%)
Actelion, Ltd. ‡	40,883	2,257
Givaudan	6,520	6,005
Julius Baer Holding AG	72,632	5,412
Nestle SA	40,849	18,288
Roche Holding AG-Genusschein	74,330	13,432
Swiss Reinsurance †	79,480	7,055
Synthes, Inc.	24,440	2,726
UBS AG-Registered	176,584	9,463
Taiwan (0.7%)
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	261,540	2,647
United Kingdom (20.4%)
BG Group PLC	100,100	1,725
BHP Billiton PLC	86,010	3,067
Diageo PLC	375,210	8,210
GlaxoSmithKline PLC	375,810	9,931
HSBC Holdings PLC	263,900	4,863
Ladbrokes PLC	450,840	3,966
Next PLC	62,520	2,502
Reckitt Benckiser PLC	193,660	11,332
Royal Dutch Shell PLC-Class A	171,610	7,052
Smiths Group PLC	263,686	5,743
Tesco PLC	399,190	3,572
William Hill PLC	579,280	7,595
WPP Group PLC	528,120	7,123
Total Common Stocks (cost: $317,312)		372,129

	Principal	Value
SECURITIES LENDING COLLATERAL ( 3.5%)
Debt (3.3%)
Bank Notes (0.0%)
Wells Fargo
5.45%, due 10/12/2007	86	86
Euro Dollar Overnight (0.7%)
Barclays
5.33%, due 10/04/2007	216	216
BNP Paribas
5.20%, due 10/01/2007	561	561
Calyon
5.25%, due 10/01/2007	371	371
Fortis Bank
5.25%, due 10/01/2007	561	561
National Australia Bank
5.19%, due 10/01/2007	302	302
National City Corp.
4.50%, due 10/01/2007	43	43
Svenska Handlesbanken
5.20%, due 10/01/2007	354	354
Toronto Dominion Bank
5.32%, due 10/03/2007	432	432
Euro Dollar Terms (1.5%)
ABN Amro Bank NV
4.97%, due 10/24/2007	302	302
Bank of Montreal
5.52%, due 10/15/2007	86	86
Bank of Nova Scotia
5.54%, due 10/17/2007	129	129
5.34%, due 10/19/2007	216	216
5.00%, due 10/25/2007	129	129
Barclays
5.32%, due 10/09/2007	129	129
5.33%, due 10/15/2007	216	216
5.55%, due 10/15/2007	129	129

2

BNP Paribas
5.00%, due 10/25/2007	302	302
Canadian Imperial Bank of Commerce
5.34%, due 11/09/2007	432	432
Dexia Group
5.10%, due 11/05/2007	129	129
Fortis Bank
5.60%, due 10/12/2007	259	259
Nordea Bank Finland PLC (NY Branch)
5.45%, due 10/23/2007	173	173
Rabobank Nederland
4.91%, due 10/03/2007	259	259
5.00%, due 10/04/2007	129	129
Royal Bank of Scotland
5.45%, due 10/19/2007	129	129
5.43%, due 10/26/2007	259	259
5.33%, due 11/07/2007	216	216
Societe Generale
5.32%, due 10/01/2007	216	216
4.95%, due 10/22/2007	173	173
5.12%, due 11/01/2007	216	216
Toronto Dominion Bank
5.32%, due 10/09/2007	432	432
5.61%, due 10/12/2007	345	345
UBS AG
5.58%, due 10/01/2007	86	86
5.45%, due 10/22/2007	173	173
5.37%, due 11/08/2007	216	216
Repurchase Agreements (1.1%) ††
Credit Suisse First Boston Corp. 5.35%, dated 09/28/2007 to be repurchased at $971 on 10/01/2007	971	971
Merrill Lynch & Co. 4.95%, dated 09/28/2007 to be repurchased at $1,360 on 10/01/2007	1,359	1,359
Morgan Stanley Dean Witter & Co. 4.95%, dated 09/28/2007 to be repurchased at $530 on 10/01/2007	530	530
Morgan Stanley Dean Witter & Co. 5.35%, dated 09/28/2007 to be repurchased at $1,144 on 10/01/2007	1,144	1,144

	Shares	Value
Investment Companies (0.2%)
Reserve Primary Money Market Fund
1-day yield of 5.38%	678,070	678
Total Securities Lending Collateral (cost: $13,088)		13,088
Total Investment Securities (cost: $330,400) #		$385,217

NOTES TO SCHEDULE OF INVESTMENTS:

†	At September 30, 2007, all or a portion of this security is on loan. The value at September 30, 2007, of all securities on loan is $12,445.

‡	Non-income producing.

††

Cash collateral for the Repurchase Agreements, valued at $4,093, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.75% and 10/04/2007 - 12/01/2096, respectively.

3

#

Aggregate cost for federal income tax purposes is $332,509.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $57,409 and $4,701, respectively.  Net unrealized appreciation for tax purposes is $52,708.

DEFINITIONS:
ADR	American Depositary Receipt

4

MFS International Equity

SCHEDULE OF INVESTMENTS

September 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Percentage of Net Assets	Value
INVESTMENTS BY INDUSTRY:
Chemicals & Allied Products	12.5%	$46,954
Commercial Banks	9.3%	34,791
Beverages	8.4%	31,639
Pharmaceuticals	6.8%	25,620
Food & Kindred Products	4.9%	18,288
Oil & Gas Extraction	4.8%	17,914
Electronic Components & Accessories	4.1%	15,550
Computer & Office Equipment	3.9%	14,822
Security & Commodity Brokers	3.9%	14,488
Business Services	3.4%	12,866
Automotive	3.1%	11,819
Amusement & Recreation Services	3.1%	11,560
Insurance	2.8%	10,607
Industrial Machinery & Equipment	2.6%	9,640
Life Insurance	2.2%	8,339
Electric Services	2.0%	7,656
Engineering & Management Services	2.0%	7,628
Petroleum Refining	1.9%	7,052
Transportation & Public Utilities	1.7%	6,243
Gas Production & Distribution	1.6%	5,969
Electronic & Other Electric Equipment	1.5%	5,694
Telecommunications	1.4%	5,367
Rubber & Misc. Plastic Products	1.3%	4,814
Radio & Television Broadcasting	1.2%	4,453
Lumber & Other Building Materials	1.1%	4,258
Railroads	1.1%	3,986
Food Stores	1.0%	3,572
Electric, Gas & Sanitary Services	0.9%	3,371
Transportation Equipment	0.8%	3,092
Manufacturing Industries	0.8%	3,016
Medical Instruments & Supplies	0.7%	2,726
Communications Equipment	0.7%	2,595
Apparel & Accessory Stores	0.7%	2,502
Computer & Data Processing Services	0.5%	1,792
Personal Credit Institutions	0.4%	1,446
Investment Securities, at value	99.1%	372,129
Short-Term Investments	3.5%	13,088
Total Investment Securities	102.6%	$385,217

1

Munder Net50

SCHEDULE OF INVESTMENTS

At September 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (98.0%)
Business Services (14.0%)
51job, Inc., ADR ‡†	50,000	$998
Akamai Technologies, Inc. ‡ †	104,500	3,002
eBay, Inc. ‡	153,800	6,001
FTD Group, Inc.	50,000	744
Monster Worldwide, Inc. ‡ †	130,700	4,452
NetEase.com, ADR ‡ †	93,200	1,575
ValueClick, Inc. ‡	37,900	851
Communications Equipment (1.8%)
QUALCOMM, Inc.	30,000	1,268
Telefonaktiebolaget LM Ericsson, ADR †	25,000	995
Computer & Data Processing Services (49.8%)
Adobe Systems, Inc. ‡	40,186	1,755
Baidu.com, ADR ‡ †	8,000	2,317
Bankrate, Inc. ‡ †	54,600	2,518
Blackboard, Inc. ‡ †	20,000	917
Check Point Software Technologies, Ltd. ‡	75,000	1,889
CMGI, Inc. ‡	1,590,000	2,162
CNET Networks, Inc. ‡	461,200	3,436
Digital River, Inc. ‡	126,500	5,661
Google, Inc.-Class A ‡ †	7,900	4,481
LiveDeal, Inc. ‡ †	57,500	402
LoopNet, Inc. ‡ †	54,500	1,119
McAfee, Inc. ‡	25,500	889
Microsoft Corp.	156,100	4,599
Move, Inc. ‡	1,404,330	3,876
Napster, Inc. ‡	396,600	1,297
NetFlix, Inc. ‡ †	78,500	1,627
Red Hat, Inc. ‡ †	63,200	1,256
Rediff.Com India, Ltd., ADR ‡ †	51,000	910
Shanda Interactive Entertainment, Ltd., ADR ‡	54,300	2,021
SINA Corp. ‡	61,700	2,952
Sohu.com, Inc. ‡ †	65,700	2,478
Tencent Holdings, Ltd.	275,000	1,777
TheStreet.com, Inc. †	289,800	3,510
THQ, Inc. ‡	32,000	799
Travelzoo, Inc. ‡	62,500	1,434
VeriSign, Inc. ‡	40,000	1,350
WebMD Health Corp.-Class A ‡	17,000	886
Yahoo!, Inc. ‡	160,100	4,297
Computer & Office Equipment (8.2%)
Apple, Inc. ‡	34,000	5,220
Cisco Systems, Inc. ‡	62,100	2,056
EMC Corp. ‡	65,000	1,352
SourceForge, Inc. ‡	672,000	1,646
Drug Stores & Proprietary Stores (1.3%)
Drugstore.Com, Inc. ‡ †	515,000	1,669
Electronic Components & Accessories (2.5%)
Micron Technology, Inc. ‡ †	173,000	1,920
Silicon Motion Technology Corp., ADR ‡	55,000	1,238
Holding & Other Investment Offices (1.0%)
Gmarket, Inc., ADR ‡	53,500	1,255
Manufacturing Industries (0.9%)
Nintendo Co., Ltd.	2,200	1,144
Motion Pictures (1.1%)
Time Warner, Inc.	76,000	1,395
Pharmaceuticals (2.6%)
PetMed Express, Inc. ‡ †	233,500	3,271
Radio & Television Broadcasting (2.5%)
IAC/InterActiveCorp. ‡	104,000	3,086
Retail Trade (6.6%)
Amazon.com, Inc. ‡	46,000	4,285
GSI Commerce, Inc. ‡ †	35,900	955

1

priceline.com, Inc. ‡ †	33,750	2,995
Security & Commodity Brokers (4.4%)
optionsXpress Holdings, Inc. †	95,000	2,483
TD Ameritrade Holding Corp. ‡	168,600	3,072
Transportation & Public Utilities (1.3%)
Expedia, Inc. ‡	49,669	1,583
Total Common Stocks (cost: $108,931)		123,126

	Principal	Value
SHORT-TERM OBLIGATIONS (2.7%)
Repurchase Agreements (2.7%)
State Street Corp. 3.00%, dated 09/28/2007 to be repurchased at $3,427 on 10/01/2007 ■ ●	3,427	3,427
Total Short-Term Obligations (cost: $3,427)		3,427

SECURITIES LENDING COLLATERAL (22.3%)
Debt (21.1%)
Bank Notes (0.2%)
Wells Fargo
5.45%, due 10/12/2007	184	184
Euro Dollar Overnight (4.8%)
Barclays
5.33%, due 10/04/2007	461	461
BNP Paribas
5.20%, due 10/01/2007	1,197	1,197
Calyon
5.25%, due 10/01/2007	792	792
Fortis Bank
5.25%, due 10/01/2007	1,197	1,197
National Australia Bank
5.19%, due 10/01/2007	645	645
National City Corp.
4.50%, due 10/01/2007	92	92
Svenska Handlesbanken
5.20%, due 10/01/2007	755	755
Toronto Dominion Bank
5.32%, due 10/03/2007	921	921
Euro Dollar Terms (9.3%)
ABN Amro Bank NV
4.97%, due 10/24/2007	645	645
Bank of Montreal
5.52%, due 10/15/2007	184	184
Bank of Nova Scotia
5.54%, due 10/17/2007	276	276
5.34%, due 10/19/2007	461	461
5.00%, due 10/25/2007	276	276
Barclays
5.32%, due 10/09/2007	276	276
5.33%, due 10/15/2007	461	461
5.55%, due 10/15/2007	276	276
BNP Paribas
5.00%, due 10/25/2007	645	645
Canadian Imperial Bank of Commerce
5.34%, due 11/09/2007	921	921
Dexia Group
5.10%, due 11/05/2007	276	276
Fortis Bank
5.60%, due 10/12/2007	553	553
Nordea Bank Finland PLC (NY Branch)
5.45%, due 10/23/2007	368	368

2

Rabobank Nederland
4.91%, due 10/03/2007	553	553
5.00%, due 10/04/2007	276	276
Royal Bank of Scotland
5.45%, due 10/19/2007	276	276
5.43%, due 10/26/2007	553	553
5.33%, due 11/07/2007	460	460
Societe Generale
5.32%, due 10/01/2007	460	460
4.95%, due 10/22/2007	368	368
5.12%, due 11/01/2007	460	460
Toronto Dominion Bank
5.32%, due 10/09/2007	921	921
5.61%, due 10/12/2007	737	737
UBS AG
5.58%, due 10/01/2007	184	184
5.45%, due 10/22/2007	368	368
5.37%, due 11/08/2007	460	460
Repurchase Agreements (6.8%) ††
Credit Suisse First Boston Corp. 5.35%, dated 09/28/2007 to be repurchased at $2,073 on 10/01/2007	2,072	2,072
Merrill Lynch & Co. 4.95%, dated 09/28/2007 to be repurchased at $2,902 on 10/01/2007	2,901	2,901
Morgan Stanley Dean Witter & Co. 4.95%, dated 09/28/2007 to be repurchased at $1,131 on 10/01/2007	1,130	1,130
Morgan Stanley Dean Witter & Co. 5.35%, dated 09/28/2007 to be repurchased at $2,441 on 10/01/2007	2,440	2,440

	Shares	Value
Investment Companies (1.2%)
Reserve Primary Money Market Fund
1-day yield of 5.38%	1,446,934	1,447
Total Securities Lending Collateral (cost: $27,928)		27,928

Total Investment Securities (cost: $140,286) #		$154,481

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.

†	At September 30, 2007, all or a portion of this security is on loan. The value at September 30, 2007, of all securities on loan is $26,961.

■

At September 30, 2007, repurchase agreements excluding collateral for securities on loan are collateralized by a U.S. Government Agency Obligation with an interest rate and maturity date of 5.63% and 12/25/2033, respectively, and with a market value plus accrued interest of $3,496

††

Cash collateral for the Repurchase Agreements, valued at $8,734, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.75% and 10/04/2007 - 12/01/2096, respectively.

●	State Street Corp. serves as the accounting, custody and lending agent for the Fund and provides various administrative services on behalf of the Funds.

3

#

Aggregate cost for federal income tax purposes is $141,099.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $18,918 and $5,536, respectively.  Net unrealized appreciation for tax purposes is $13,382.

DEFINITIONS:
ADR	American Depositary Receipt

4

PIMCO Total Return

SCHEDULE OF INVESTMENTS

At September 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (9.3%)
U.S. Treasury Bond
2.38%, due 01/15/2027	$2,479	$2,509
4.75%, due 02/15/2037	16,800	16,568
5.00%, due 05/15/2037	5,800	5,950
U.S. Treasury Inflation Indexed Bond
0.88%, due 04/15/2010	17,483	16,902
2.38%, due 04/15/2011	8,396	8,450
3.00%, due 07/15/2012	1,298	1,351
2.00%, due 07/15/2014	5,304	5,233
2.63%, due 07/15/2017	11,458	11,810
2.38%, due 01/15/2025	928	936
U.S. Treasury Note
4.63%, due 02/15/2017†	48,000	48,221
Total U.S. Government Obligations (cost: $115,729)		117,930

U.S. GOVERNMENT AGENCY OBLIGATIONS (71.4%)
Fannie Mae
4.50%, due 03/01/2010	663	655
4.50%, due 02/01/2013	294	291
4.00%, due 08/01/2013	3,978	3,885
4.00%, due 01/01/2014	460	449
5.50%, due 03/01/2016	200	200
5.50%, due 07/01/2016	222	223
5.50%, due 11/01/2016	88	88
5.50%, due 12/01/2016	195	195
6.00%, due 01/01/2017	5	5
4.50%, due 03/25/2017	740	729
5.50%, due 04/01/2017	100	100
6.00%, due 05/01/2017	4	4
5.50%, due 06/01/2017	56	56
5.50%, due 08/01/2017	178	178
5.50%, due 09/01/2017	166	166
5.50%, due 11/01/2017	19	19
5.00%, due 02/01/2018	19	18
5.00%, due 05/01/2018	447	440
5.00%, due 06/01/2018	425	418
5.00%, due 08/01/2018	376	369
5.00%, due 10/01/2018	145	142
5.00%, due 12/01/2018	545	536
5.00%, due 02/01/2019	24	23
5.00%, due 03/01/2019	142	140
5.00%, due 04/01/2019	622	611
5.00%, due 07/01/2019	340	334
5.00%, due 08/01/2019	272	267
5.00%, due 11/01/2019	2,336	2,294
5.00%, due 12/01/2019	775	761
5.00%, due 01/01/2020	118	116
5.00%, due 02/01/2020	188	184
5.00%, due 08/01/2020	26,115	25,605
5.00%, due 09/01/2020	15,328	15,028
5.00%, due 10/01/2020	372	365
5.00%, due 12/01/2020	266	261
5.00%, due 01/01/2021	1,712	1,679
5.00%, due 02/01/2021	483	474
5.00%, due 05/01/2021	3,846	3,771
5.00%, due 01/01/2022	596	584
7.28%, due 01/01/2028*	120	121
6.50%, due 05/01/2032	105	108
5.50%, due 01/01/2033	110	108
5.50%, due 02/01/2033	540	530
5.50%, due 03/01/2033	9,000	8,844
5.50%, due 04/01/2033	2,441	2,398
5.50%, due 07/01/2033	1,841	1,809

5.50%, due 08/01/2033	81	79
5.50%, due 11/01/2033	6,076	5,968
5.50%, due 12/01/2033	263	258
5.50%, due 01/01/2034	2,265	2,225
5.50%, due 02/01/2034	838	822
5.50%, due 04/01/2034	13,371	13,133
5.50%, due 05/01/2034	11,245	11,044
6.50%, due 05/01/2034	105	107
5.50%, due 06/01/2034	20	19
5.50%, due 09/01/2034	1,016	997
5.50%, due 10/01/2034	547	537
5.50%, due 11/01/2034	4,805	4,716
5.50%, due 12/01/2034	2,634	2,585
5.50%, due 01/01/2035	18,703	18,357
5.50%, due 02/01/2035	35,975	35,319
5.50%, due 03/01/2035	9,405	9,224
5.50%, due 04/01/2035	12,809	12,563
4.70%, due 05/01/2035*	2,341	2,335
5.50%, due 05/01/2035	9,788	9,599
5.50%, due 06/01/2035	4,690	4,600
5.50%, due 07/01/2035	2,265	2,221
4.77%, due 08/01/2035*	3,974	3,948
5.50%, due 08/01/2035	6,738	6,608
4.71%, due 09/01/2035*	4,916	4,903
5.50%, due 09/01/2035	612	600
5.50%, due 10/01/2035	1,161	1,139
5.00%, due 11/01/2035	159	152
5.00%, due 02/01/2036	32,681	31,225
5.00%, due 03/01/2036	43,941	41,983
5.50%, due 04/01/2036	722	708
5.50%, due 05/01/2036	746	731
6.47%, due 08/01/2036*	1,892	1,928
5.50%, due 10/01/2036	8,259	8,091
5.50%, due 11/01/2036	22	21
5.50%, due 12/01/2036	245	240
5.50%, due 01/01/2037	685	671
5.50%, due 02/01/2037	594	582
5.50%, due 03/01/2037	1,439	1,409
5.50%, due 04/01/2037	2,998	2,936
5.50%, due 05/01/2037	22,972	22,501
5.50%, due 06/01/2037	5,771	5,652
5.50%, due 07/01/2037	23,378	22,899
5.50%, due 08/01/2037	37,451	36,684
5.50%, due 09/01/2037	1,035	1,014
6.50%, due 06/17/2038	3,700	3,809
6.23%, due 06/01/2043*	670	672
Fannie Mae TBA
5.50%, due 10/01/2022	33,000	32,918
5.00%, due 10/01/2037	15,000	14,306
5.50%, due 10/01/2037	198,700	194,602
5.50%, due 11/01/2037	30,000	29,363
6.00%, due 11/01/2037	55,000	55,017
Fannie Mae, Series 2002-79, Class AD
5.00%, due 07/25/2019	168	168
Fannie Mae, Series 2005-47, Class PA
5.50%, due 09/25/2024	10,396	10,416
Freddie Mac
4.50%, due 10/01/2013	452	447
4.50%, due 03/15/2016	3,200	3,162
5.00%, due 08/15/2016	1,799	1,792
5.00%, due 02/15/2020	9,549	9,508
7.17%, due 08/01/2023*	131	133
4.25%, due 09/15/2024	2,087	2,071
5.00%, due 11/15/2024	2,516	2,519

5.00%, due 03/15/2025		2,615	2,618
5.00%, due 05/15/2026		4,523	4,534
5.67%, due 12/15/2029*		147	147
4.74%, due 09/01/2035*		4,184	4,148
5.32%, due 09/01/2035*		3,807	3,806
5.50%, due 07/01/2037		28,740	28,142
5.50%, due 08/01/2037		9,260	9,067
5.50%, due 09/01/2037		24,000	23,500
6.50%, due 07/25/2043		185	191
6.20%, due 10/25/2044*		3,750	3,738
Freddie Mac Gold 30YR TBA
5.50%, due 10/01/2037		19,000	18,602
Freddie Mac, Series 2495, Class PD
5.50%, due 03/15/2017		664	671
Freddie Mac, Series 2591, Class QM
4.50%, due 06/15/2017		1,309	1,291
Freddie Mac, Series 3149, Class QD
5.00%, due 09/15/2025		16,829	16,825
Ginnie Mae
6.50%, due 02/15/2029		70	72
6.50%, due 03/15/2029		140	144
6.50%, due 04/15/2029		5	5
6.50%, due 05/15/2029		8	8
6.50%, due 07/15/2029		7	7
6.50%, due 09/15/2029		73	75
6.50%, due 06/20/2032		14	14
5.50%, due 11/15/2032		626	618
5.50%, due 12/15/2032		1,085	1,071
5.50%, due 05/15/2033		227	224
5.50%, due 11/15/2033		744	735
5.50%, due 12/15/2033		1,207	1,192
5.50%, due 01/15/2034		366	361
5.50%, due 02/15/2034		734	725
5.50%, due 11/15/2035		526	519
5.50%, due 02/15/2036		9,706	9,572
Total U.S. Government Agency Obligations (cost: $904,586)			902,439

FOREIGN GOVERNMENT OBLIGATIONS (0.3%)
Hong Kong Government-144A
5.13%, due 08/01/2014 a		2,700	2,676
Republic of Brazil
10.25%, due 01/10/2028	BRL	2,800	1,583
Republic of South Africa
5.25%, due 05/16/2013	EUR	65	93
Total Foreign Government Obligations (cost: $4,046)			4,352

MORTGAGE-BACKED SECURITIES (11.9%)
Aames Mortgage Investment Trust, Series 2006-1, Class A1
5.19%, due 04/25/2036*		459	459
Adjustable Rate Mortgage Trust, Series 2005-5, Class 2A1
5.14%, due 09/25/2035*		575	577
American Home Mortgage Investment Trust, Series 2005-2, Class 5A2
5.28%, due 09/25/2035*		849	848
Banc of America Funding Corp., Series 2005-D, Class A1
4.11%, due 05/25/2035*		360	353
Banc of America Funding Corp., Series 2006-J, Class 4A1
6.14%, due 01/20/2047*		359	360
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-5, Class 2A1
4.54%, due 08/25/2033*		5,259	5,089
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 2A1
4.77%, due 01/25/2034*		287	289

Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 4A1
4.62%, due 01/25/2034*	446	450
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9, Class 2A1
4.49%, due 02/25/2034*	664	656
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 22A1
4.96%, due 01/25/2035*	567	561
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A2
4.13%, due 03/25/2035*	3,182	3,108
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A1
4.55%, due 08/25/2035*	58	57
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A2
4.55%, due 08/25/2035*	1,227	1,231
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1
4.63%, due 10/25/2035*	2,972	2,916
Bear Stearns ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AB, Class A1B1
5.82%, due 11/25/2036*	1,810	1,814
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1
5.51%, due 09/25/2035*	1,173	1,172
Bear Stearns Alt-A Trust, Series 2006-8, Class 3A1
5.48%, due 02/25/2034*	1,762	1,746
Bear Stearns Asset Backed Securities, Inc., Series 2006-SD4, Class 1A1
5.50%, due 10/25/2036*	1,576	1,563
BSSP, Series 2007-R6, Class 2A1
5.79%, due 12/26/2046	786	783
BSSP, Series 2007-R9, Class 1A1
5.68%, due 09/25/2037	1,186	1,182
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A1
4.75%, due 08/25/2035*	2,495	2,470
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2
4.25%, due 08/25/2035*	1,439	1,405
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class IA1
4.90%, due 10/25/2035	5,998	5,957
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH3, Class A1
5.37%, due 10/25/2036*	2,038	2,028
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH3, Class A2
5.61%, due 10/25/2036*	2,300	2,259
Countrywide Alternative Loan Trust, Series 2003-J11, Class 4A1
6.00%, due 10/25/2032	77	77
Countrywide Alternative Loan Trust, Series 2005-11CB, Class 2A8
4.50%, due 06/25/2035	675	669
Countrywide Alternative Loan Trust, Series 2005-81, Class A1
5.60%, due 02/25/2037*	2,747	2,666
Countrywide Alternative Loan Trust, Series 2006-0A19, Class A1
5.50%, due 02/20/2047*	2,578	2,514
Countrywide Alternative Loan Trust, Series 2006-OA1, Class 2A1
5.53%, due 03/20/2046*	2,365	2,313
Countrywide Home Loan Mortgage Pass Through Trust, Series 2002-30, Class M
3.79%, due 10/19/2032*	261	261

Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-12, Class 11A1
6.21%, due 08/25/2034*	327	329
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-7, Class 1A2
5.59%, due 05/25/2034*	12	12
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-R1, Class 2A-144A
6.50%, due 11/25/2034 a	1,507	1,554
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-R4, Class 2A-144A
6.50%, due 01/25/2034 a	1,038	1,063
CS First Boston Mortgage Securities Corp., Series 2003-AR15, Class 2A1
4.23%, due 06/25/2033*	2,803	2,781
First Horizon Asset Securities, Inc., Series 2003-AR2, Class 2A1
4.73%, due 07/25/2033*	2,113	2,098
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 2A1
5.37%, due 08/25/2035*	264	262
Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1
4.39%, due 10/25/2033*	801	795
GS Mortgage Securities Corp. II, Series 1998-C1, Class A2
6.62%, due 10/18/2030	962	967
GS Mortgage Securities Corp. II, Series 2007-EOP, Class A1
5.89%, due 03/06/2020* a	2,177	2,157
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
4.54%, due 09/25/2035*	1,108	1,097
Harborview Mortgage Loan Trust, Series 2005-4, Class 4A
5.22%, due 07/19/2035*	1,295	1,287
Harborview Mortgage Loan Trust, Series 2006-1, Class 2A1A
5.74%, due 03/19/2037*	3,957	3,888
Harborview Mortgage Loan Trust, Series 2007-1, Class 2A1A
5.45%, due 04/19/2038*	2,598	2,531
Indymac Index Mortgage Loan Trust, Series 2004-AR11, Class 2A
5.05%, due 12/25/2034*	156	155
JP Morgan Mortgage Trust, Series 2005-A1, Class 6T1
5.02%, due 02/25/2035*	1,046	1,013
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A5
4.77%, due 07/25/2035*	6,008	5,942
Lehman XS Trust, Series 2006-10N, Class 1A1A
5.40%, due 07/25/2046*	1,038	1,034
Mastr Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A4
3.79%, due 11/21/2034*	1,100	1,086
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A
5.34%, due 02/25/2036*	595	590
MLCC Mortgage Investors, Inc., Series 2005-2, Class 1A
4.25%, due 10/25/2035*	26,881	26,203
MLCC Mortgage Investors, Inc., Series 2005-2, Class 2A
4.25%, due 10/25/2035*	749	729
MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A
6.13%, due 10/25/2035*	207	206
MLCC Mortgage Investors, Inc., Series 2005-3, Class 4A
5.38%, due 11/25/2035*	181	180
Morgan Stanley Capital I, Series 2007-XLFA, Class A1-144A
5.81%, due 10/15/2020* a	3,451	3,436
Nomura Asset Acceptance Corp., Series 2004-R1, Class A1-144A
6.50%, due 03/25/2034 a	1,330	1,369
Residential Accredit Loans, Inc., Series 2006-QO7, Class 3A1
5.42%, due 09/25/2046*	706	699

Residential Funding Mortgage Securities I, Series 2003-S9, Class A1
6.50%, due 03/25/2032	73	73
Residential Funding Mortgage Securities I, Series 2005-SA4, Class 1A21
5.21%, due 09/25/2035 *	589	587
Sequoia Mortgage Trust, Series 10, Class 2A1
5.70%, due 10/20/2027 *	181	180
Small Business Administration Participation, Series 2003-201
5.13%, due 09/01/2023	464	464
Small Business Administration, Series 2004-20C
4.34%, due 03/01/2024	2,678	2,548

Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 3A1
5.35%, due 01/25/2035 *	504	502

Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 3A1
5.54%, due 08/25/2035 *	182	182

Structured Asset Mortgage Investments, Inc., Series 2002-AR3, Class A-1
5.65%, due 09/19/2032 *	73	73

Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A1
5.75%, due 07/19/2035 *	109	109

Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A2
5.75%, due 07/19/2035 *	267	266

Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A3
5.75%, due 07/19/2035 *	439	431

Structured Asset Mortgage Investments, Inc., Series 2005-AR8, Class A1
5.79%, due 02/25/2036	501	488

Structured Asset Mortgage Investments, Inc., Series 2006-AR3, Class 2A1
5.54%, due 05/25/2036 *	3,019	2,951

TBW Mortgage Backed Pass Through Certificates, Series 2006-6, Class A1
5.43%, due 01/25/2037 *	2,985	2,975

Wachovia Bank Commercial Mortgage Trust, Series 2006-WHL7, Class A1
5.84%, due 09/15/2021 * a	1,820	1,813

WaMu Mortgage Pass Through Certificates, Series 2003-AR9, Class 2A
4.05%, due 09/25/2033 *	7,641	7,561
Washington Mutual, Inc., Series 2002-AR2, Class A
5.53%, due 02/27/2034 *	222	220
Washington Mutual, Inc., Series 2003-R1, Class A1
5.86%, due 12/25/2027 *	6,890	6,889
Washington Mutual, Inc., Series 2004-AR1, Class A
4.23%, due 03/25/2034 *	846	840
Washington Mutual, Inc., Series 2006-AR19, Class 1A1A
5.76%, due 01/25/2047 *	429	424
Washington Mutual, Inc., Series 2006-AR3, Class A1A
5.98%, due 02/25/2046 *	1,860	1,806
Washington Mutual, Inc., Series 2006-AR7, Class 3A
5.80%, due 07/25/2046 *	2,582	2,580
Washington Mutual, Inc., Series 2006-AR9, Class 2A
5.80%, due 08/25/2046 *	2,875	2,871
Wells Fargo Mortgage Backed Securities Trust, Series 2003-13, Class A5
4.50%, due 11/25/2018	924	903
Wells Fargo Mortgage Backed Securities Trust, Series 2004-CC, Class A1
4.95%, due 01/25/2035 *	1,418	1,386
Total Mortgage-Backed Securities (cost: $150,340)		150,418

ASSET-BACKED SECURITIES (8.3%)
American Express Credit Account Master Trust, Series 2005-3, Class A
5.75%, due 01/18/2011 *	700	699
Amortizing Residential Collateral Trust, Series 2002-BC4, Class A
5.61%, due 07/25/2032 *	6	6
Argent Securities, Inc., Series 2006-W3, Class A2A
5.58%, due 04/25/2036 *	535	534
Asset Backed Funding Certificates, Series 2006-HE1, Class A2A
5.19%, due 01/25/2037 *	3,158	3,140
Aurum CLO 2002-1 Ltd/Aurum CLO 2002-1 Corp., Series 2002-1A, Class A1-144A
5.79%, due 04/15/2014 * a	4,800	4,772
BA Master Credit Card Trust, Series 1998-E, Class A
5.51%, due 09/15/2010 *	2,000	2,000
Bank One Issuance Trust, Series 2003-3A, Class A
5.86%, due 12/15/2010 *	2,800	2,801
Bear Stearns Asset Backed Securities, Inc., Series 2002-2, Class A1
5.65%, due 10/25/2032 *	66	65
Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL1, Class A2A
5.36%, due 12/25/2036 *	518	514
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 1A1
5.51%, due 06/25/2037 *	5,794	5,784
Countrywide Asset-Backed Certificates, Series 2006-11, Class 3AV1
5.38%, due 09/25/2046 *	1,521	1,515
Countrywide Asset-Backed Certificates, Series 2006-13, Class 3AV1
5.37%, due 01/25/2037 *	979	976
Countrywide Asset-Backed Certificates, Series 2006-24, Class 2A1
5.37%, due 05/25/2037 *	3,704	3,681
Countrywide Asset-Backed Certificates, Series 2006-25, Class 2A1
5.20%, due 06/25/2037	1,484	1,472
Countrywide Asset-Backed Certificates, Series 2006-8, Class 2A1
5.35%, due 01/25/2046 *	1,534	1,527
Countrywide Asset-Backed Certificates, Series 2006-SD1, Class A1-144A
5.48%, due 02/25/2036 * a	890	885
Countrywide Asset-Backed Certificates, Series 2007-5, Class 2A1
5.42%, due 09/25/2037 *	3,587	3,562
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF18, Class A2A
5.39%, due 12/25/2037	3,338	3,313
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FFH1, Class A1
5.39%, due 01/25/2036 *	28	28
Home Equity Asset Trust, Series 2002-1, Class A4
5.92%, due 11/25/2032 *	1	1
JP Morgan Mortgage Acquisition Corp., Series 2007-CH3, Class A2
5.21%, due 03/25/2037 *	757	751
Lehman XS Trust, Series 2006-16N, Class A1A
5.40%, due 11/25/2046 *	2,654	2,601
Lehman XS Trust, Series 2006-17, Class WF11
5.44%, due 11/25/2036 *	2,115	2,112
Long Beach Mortgage Loan Trust, Series 2006-3, Class 2A1
5.19%, due 05/25/2046 *	121	121

Long Beach Mortgage Loan Trust, Series 2006-9, Class 2A1
5.38%, due 10/25/2036 *	726	722
MBNA Credit Card Master Note Trust, Series 2003-A1, Class A
3.30%, due 07/15/2010	2,400	2,383
MBNA Credit Card Master Note Trust, Series 2003-A3, Class A3
5.87%, due 08/16/2010 *	5,600	5,603
Merrill Lynch Mortgage Investors, Inc., Series 2006-FF1, Class A2A
5.39%, due 08/25/2036 *	1,996	1,989
Merrill Lynch Mortgage Investors, Inc., Series 2006-RM2, Class A2A
5.54%, due 05/25/2037 *	2,513	2,498
Morgan Stanley ABS Capital I, Series 2006-HE7, Class A2A
5.18%, due 09/25/2036 *	2,562	2,548
Morgan Stanley ABS Capital I, Series 2006-WMC2, Class A2A
5.36%, due 07/25/2036 *	1,357	1,349
Morgan Stanley ABS Capital I, Series 2007-HE2, Class A2A
5.17%, due 01/25/2037 *	3,341	3,314
Morgan Stanley Capital I, Series 2006-NC2, Class A2B
5.44%, due 02/25/2036 *	4,700	4,659
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A1A
5.58%, due 01/25/2047 *	5,050	5,036
Quest Trust, Series 2004-X2, Class A-144A
5.88%, due 06/25/2034 * a	16	16
Residential Asset Mortgage Products, Inc., Series 2006-RS1, Class AI1
5.21%, due 01/25/2036 *	237	237
Residential Asset Mortgage Products, Inc., Series 2006-RZ5, Class A1A
5.42%, due 08/25/2046 *	3,101	3,074
Residential Asset Securities Corp., Series 2007-KS1, Class A1
5.38%, due 01/25/2037 *	2,988	2,967
Securitized Asset Backed Receivables LLC Trust, Series 2007-NC2, Class A2A
5.36%, due 01/25/2037 *	3,204	3,182
SLM Student Loan Trust, Series 2003-11, Class A7-144A
3.80%, due 12/15/2038 a ¡	6,000	5,881
SLM Student Loan Trust, Series 2006-9, Class A1
5.33%, due 10/25/2012 *	185	185
Small Business Administration, Series 2004-P10, Class A
4.50%, due 02/10/2014	1,208	1,153
Soundview Home Equity Loan Trust, Series 2006-3, Class A1
5.36%, due 11/25/2036 *	1,033	1,030
Soundview Home Equity Loan Trust, Series 2006-EQ2, Class A1
5.40%, due 01/25/2037 *	958	952
Structured Asset Securities Corp., Series 2002-HF1, Class A
5.61%, due 01/25/2033 *	2	2
Structured Asset Securities Corp., Series 2006-BC3, Class A2
5.37%, due 10/25/2036 *	2,978	2,948
Structured Asset Securities Corp., Series 2007-GEL1, Class A1-144A
5.42%, due 01/25/2037 * a	2,698	2,658
Washington Mutual Asset-Backed Certificates, Series 2006-HE1, Class 2A1
5.39%, due 04/25/2036 *	244	243
Wells Fargo Home Equity Trust, Series 2007-1, Class A1
5.42%, due 03/25/2037 *	1,754	1,742
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A4
5.24%, due 04/25/2036 *	5,177	5,158
Total Asset-Backed Securities (cost: $104,894)		104,389

MUNICIPAL BONDS (0.5%)
Revenue-Education (0.0%)
Palomar, CA, Community College District
4.75%, due 05/01/2032		100	100
Revenue-Tobacco (0.2%)
Tobacco Settlement Finance Authority of West Virginia, WV
7.47%, due 06/01/2047		2,700	2,655
Tobacco Settlement Financing Corp., LA
5.88%, due 05/15/2039		100	99
Tobacco Settlement Financing Corp./NJ
5.00%, due 06/01/2041		300	253
Revenue-Transportation (0.2%)
Dallas, TX, Area Rapid Transit Sales Tax
5.00%, due 12/01/2036		2,700	2,774
Revenue-Utilities (0.1%)
Houston, TX, Utilities System Revenue
5.00%, due 11/15/2036		900	928
Total Municipal Bonds (cost: $6,573)			6,809

CORPORATE DEBT SECURITIES (22.5%)
Air Transportation (0.1%)
Continental Airlines, Inc.
7.06%, due 09/15/2009 ¡		1,000	1,012
UAL Corp.
6.20%, due 09/01/2008		270	269
6.60%, due 09/01/2013 ¡		78	78
Amusement & Recreation Services (0.2%)
Mandalay Resort Group
6.50%, due 07/31/2009		2,300	2,311
Automotive (0.2%)
DaimlerChrysler NA Holding Corp., (MTN)
6.05%, due 03/13/2009 *		3,000	2,980
Business Credit Institutions (2.0%)
Caterpillar Financial Services Corp.
5.57%, due 05/18/2009 *		700	697
General Electric Capital Corp.
5.36%, due 10/24/2008 *		16,400	16,340
General Electric Capital Corp.-144A
6.50%, due 09/15/2067 * a	GBP	3,800	7,695
Chemicals & Allied Products (0.3%)
Avon Products, Inc.
5.13%, due 01/15/2011		4,000	3,981
Commercial Banks (9.2%)
Bank of Ireland
5.61%, due 12/19/2008 *		4,800	4,796
Barclays Bank PLC
5.45%, due 09/12/2012		9,400	9,471
Barclays Bank PLC-144A
7.43%, due 12/15/2049 * a		2,000	2,125
Capital One Financial Corp., Senior Note
6.75%, due 09/15/2017		3,400	3,481
China Development Bank
5.00%, due 10/15/2015		300	290
Citigroup, Inc., Global Senior Note
5.86%, due 06/09/2009 *		2,000	2,001
Citigroup, Inc., Senior Note
5.88%, due 05/29/2037		1,100	1,060
Deutsche Bank AG/London, Senior Note
6.00%, due 09/01/2017		8,600	8,711
Fortis Bank SA/NV - New York, NY
5.07%, due 06/30/2008 *		5,400	5,401
Glitnir Banki HF-144A

5.62%, due 04/20/2010 * a		500	490
HBOS Treasury Services PLC, Senior Note-144A
5.61%, due 07/17/2008 * a		1,400	1,399
HBOS Treasury Services PLC-144A
5.40%, due 07/17/2009 * a		2,000	1,995
HSBC Bank USA NA/New York, NY
5.41%, due 07/28/2008 *		1,800	1,803
HSBC Capital Funding LP-144A
10.18%, due 06/30/2030 a (a) (b)		100	134
Nordea Bank Finland PLC/New York, NY
5.44%, due 05/28/2008 *		5,300	5,299
5.68%, due 12/01/2008 *		12,200	12,179
Nykredit Realkredit A/S
4.83%, due 10/01/2038 *	DKK	8,629	1,567
5.00%, due 10/01/2038 *	DKK	8,699	1,564
Rabobank Capital Funding II-144A
5.26%, due 12/31/2013 a (a) (b)		1,000	946
Rabobank Capital Funding Trust III-144A
5.25%, due 12/31/2049 a (a) (b)		1,480	1,362
Rabobank Nederland, Series E
0.20%, due 06/20/2008	JPY	1,028,000	8,884
Rabobank Nederland-144A
5.38%, due 01/15/2009 * a		3,800	3,802
Realkredit Danmark A/S
5.00%, due 10/01/2038 *	DKK	8,723	1,586
Realkredit Danmark A/S, Series 83D
5.00%, due 10/01/2038 *	DKK	25,369	4,562
Royal Bank of Scotland Group PLC-144A
6.99%, due 10/05/2017 * a		1,100	1,100
Santander US Debt SA Unipersonal, Senior Note-144A
5.73%, due 11/20/2009 * a		4,700	4,682
Santander US Debt SA Unipersonal-144A
5.42%, due 02/06/2009 * a		3,800	3,792
Skandinav Enskilda BK/NY
5.78%, due 02/04/2008 *		4,400	4,400
Skandinaviska Enskilda Banken AB/New York, NY
5.48%, due 08/21/2008		5,700	5,694
Sumitomo Mitsui Banking-144A
5.63%, due 10/15/2015 a (a) (b)		550	512
Unicredit Luxembourg Finance SA-144A
5.41%, due 10/24/2008 * a		4,200	4,202
Unicredito Italiano/New York
5.51%, due 05/29/2008 *		4,800	4,796
VTB Capital SA for Vneshtorgbank-144A
5.96%, due 08/01/2008 * a		2,200	2,178
Communications Equipment (0.0%)
Nortel Networks, Ltd., Senior Note-144A
10.13%, due 07/15/2013 a		200	206
Computer & Office Equipment (0.5%)
International Business Machines Corp.
5.70%, due 09/14/2017		6,200	6,232
Department Stores (0.4%)
Wal-Mart Stores, Inc.
5.59%, due 06/16/2008 *		4,800	4,802
Electric Services (0.6%)
Columbus Southern Power Co., Series C
5.50%, due 03/01/2013		100	99
Florida Power Corp.
4.80%, due 03/01/2013		1,960	1,893
NRG Energy, Inc.
7.38%, due 02/01/2016		200	201

Ohio Power Co., Series F
5.50%, due 02/15/2013	100	99
Progress Energy, Inc.
7.10%, due 03/01/2011	282	297
6.85%, due 04/15/2012	440	463
PSEG Power LLC
6.95%, due 06/01/2012	921	971
TXU Energy Co. LLC-144A
6.19%, due 09/16/2008 * a	3,000	3,005
Electric, Gas & Sanitary Services (0.2%)
Allied Waste North America, Inc.
7.88%, due 04/15/2013	300	310
Entergy Gulf States, Inc.
5.70%, due 06/01/2015	750	730
Niagara Mohawk Power Corp.
7.75%, due 10/01/2008	825	841
Waste Management, Inc.
7.38%, due 08/01/2010	700	741
6.38%, due 11/15/2012	375	389
Environmental Services (0.0%)
Allied Waste North America, Senior Note
7.25%, due 03/15/2015	100	102
Food & Kindred Products (0.4%)
Kraft Foods, Inc.
5.63%, due 11/01/2011	4,000	4,025
Reynolds American, Inc., Senior Note
7.63%, due 06/01/2016	800	852
Food Stores (0.0%)
Albertsons LLC, Senior Note
6.95%, due 08/01/2009	300	303
Gas Production & Distribution (0.6%)
Dynegy Holdings, Inc., Senior Note-144A
7.50%, due 06/01/2015 a	400	386
El Paso Corp., Senior Note
7.00%, due 06/15/2017	100	102
El Paso Energy Corp.
7.80%, due 08/01/2031	125	127
7.75%, due 01/15/2032	425	432
SEMCO Energy, Inc., Senior Note
7.13%, due 05/15/2008	2,800	2,808
Sonat, Inc.
7.63%, due 07/15/2011	1,000	1,035
Southern Natural Gas Co.
8.00%, due 03/01/2032	820	927
Williams Cos., Inc. Credit Linked Certificate Trust (The)-144A
6.75%, due 04/15/2009 a	1,900	1,910
Williams Cos., Inc., Series A
7.50%, due 01/15/2031	300	311
Health Services (0.1%)
HCA, Inc., Senior Note-144A
9.25%, due 11/15/2016 a	600	638
Holding & Other Investment Offices (0.2%)
Bank of Scotland, Series E
6.00%, due 11/22/2012	2,000	2,003
Ventas Realty, LP/Ventas Capital Corp. REIT, Senior Note
8.75%, due 05/01/2009	1,000	1,033
Hotels & Other Lodging Places (0.1%)
Mandalay Resort Group, Senior Note
9.50%, due 08/01/2008	740	757
Park Place Entertainment Corp.
7.50%, due 09/01/2009	800	820

Instruments & Related Products (0.2%)
Xerox Corp., Senior Note
9.75%, due 01/15/2009	2,200	2,311
Insurance (0.2%)
Metropolitan Life Global Funding I-144A
5.56%, due 05/17/2010 * a	2,600	2,578
Manufacturing Industries (0.1%)
Tyco International Group SA
6.38%, due 10/15/2011	1,510	1,545
Medical Instruments & Supplies (0.0%)
Fresenius Medical Care Capital Trust II
7.88%, due 02/01/2008	237	238
Mortgage Bankers & Brokers (0.1%)
Petroleum Export/Cayman-144A
5.27%, due 06/15/2011 a	579	575
Motion Pictures (0.0%)
Time Warner, Inc.
6.88%, due 05/01/2012	410	430
Oil & Gas Extraction (0.6%)
Chesapeake Energy Corp.
7.00%, due 08/15/2014	300	302
Gaz Capital for Gazprom
8.63%, due 04/28/2034	2,300	2,968
Kerr-McGee Corp.
6.88%, due 09/15/2011	4,000	4,206
Paperboard Containers & Boxes (0.0%)
Jefferson Smurfit-Stone Container Corp.
8.25%, due 10/01/2012	200	201
Personal Credit Institutions (2.0%)
American Express Co.
6.15%, due 08/28/2017	3,300	3,330
American Honda Finance Corp., (MTN)-144A
5.35%, due 08/05/2008 * a	2,000	1,998
Ford Motor Credit Co.
4.95%, due 01/15/2008	1,100	1,093
5.80%, due 01/12/2009	1,100	1,062
7.80%, due 06/01/2012	2,900	2,759
Ford Motor Credit Co., Global Note
7.88%, due 06/15/2010	500	489
General Motors Acceptance Corp.
4.38%, due 12/10/2007†	1,400	1,393
5.85%, due 01/14/2009	700	685
GMAC LLC
6.81%, due 05/15/2009 *	100	96
6.63%, due 05/15/2012	1,800	1,680
GMAC LLC, Senior Note
7.00%, due 02/01/2012	2,700	2,563
HSBC Finance Corp.
5.50%, due 05/21/2008 *	2,700	2,699
5.78%, due 03/12/2010 *	3,200	3,176
6.38%, due 10/15/2011	2,000	2,065
Petroleum Refining (0.0%)
Enterprise Products Operating, LP
4.95%, due 06/01/2010	500	498
Printing & Publishing (0.1%)
Dex Media East LLC/Dex Media East Finance Co.
9.88%, due 11/15/2009	1,500	1,539
Radio & Television Broadcasting (0.0%)
Clear Channel Communications, Inc.
7.25%, due 10/15/2027	300	229
Railroads (0.1%)
Norfolk Southern Corp.
6.75%, due 02/15/2011	550	575

Savings Institutions (0.2%)
World Savings Bank FSB
5.64%, due 06/20/2008 *		2,000	2,001
Security & Commodity Brokers (2.2%)
Bear Stearns Cos. (The), Inc.
7.63%, due 12/07/2009		560	584
Goldman Sachs Group (The), Inc.
5.30%, due 12/22/2008 *		800	798
Goldman Sachs Group (The), Inc., Senior Note
6.25%, due 09/01/2017		9,700	9,912
Lehman Brothers Holdings, Inc.
5.26%, due 12/23/2008 *		4,800	4,747
Merrill Lynch & Co., Inc.
5.24%, due 12/22/2008 *		4,800	4,784
Merrill Lynch & Co., Inc., (MTN)
6.05%, due 08/15/2012		400	410
6.40%, due 08/28/2017		1,100	1,135
Morgan Stanley
5.84%, due 10/15/2015 *		1,100	1,065
Morgan Stanley, Senior Note
5.41%, due 05/07/2009 *		4,100	4,067
Sovereign Government (0.1%)
Korea Highway Corp.-144A
5.13%, due 05/20/2015 a		850	821
Telecommunications (1.5%)
America Movil SAB de CV, Senior Note-144A
5.30%, due 06/27/2008 * a ¡		4,900	4,895
BellSouth Corp.
5.46%, due 08/15/2008 *		4,200	4,196
Cingular Wireless LLC
6.50%, due 12/15/2011		560	585
France Telecom SA
6.75%, due 03/14/2008(c)	EUR	1,569	2,248
KT Corp.-144A
4.88%, due 07/15/2015 a		900	848
Qwest Corp.
5.63%, due 11/15/2008		3,000	2,996
SBC Communications, Inc.
4.13%, due 09/15/2009		3,025	2,976
Total Corporate Debt Securities (cost: $281,139)			283,828

LOAN ASSIGNMENTS (1.5%)
Business Credit Institutions (0.4%)
Chrysler Finco Term
9.36%, due 08/03/2012 a		5,000	5,001
Health Services (0.2%)
Health Management Associates, Inc.
7.11%, due 02/28/2014 a		2,756	2,629
Holding & Other Investment Offices (0.2%)
Kinder Morgan, Inc., Series B
7.07%, due 05/24/2014 a		2,000	1,967
Medical Instruments & Supplies (0.4%)
HCA, Inc., Series B
7.61%, due 11/16/2013 a		4,665	4,569
Personal Credit Institutions (0.3%)
SLM Corp.
0.00%, due 06/30/2008 a		4,400	4,385
Total Loan Assignments (cost: $18,472)			18,551

	Shares	Value
PREFERRED STOCKS (0.3%)
Commercial Banks (0.3%)
DG Funding Trust-144A * a	380	4,072
Total Preferred Stocks (cost: $4,043)		4,072

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (0.4%)
U.S. Treasury Bill
3.77%, due 12/13/2007 ❖	5,210	5,169
3.91%, due 12/13/2007 ❖	220	218
Total Short-Term U.S. Government Obligations (cost: $5,387)		5,387

COMMERCIAL PAPER (1.5%)
Commercial Banks (1.5%)
UBS Finance Delaware LLC
4.75%, due 10/01/2007	15,400	15,396
5.25%, due 11/02/2007	3,200	3,184
Total Commercial Paper (cost: $18,580)		18,580

SHORT-TERM OBLIGATIONS (0.8%)
U.S. Government & Agency (0.8%)
Federal Home Loan Bank
4.00%, due 10/01/2007	10,000	9,998
Total Short-Term Obligations (cost: $9,998)		9,998

CERTIFICATES OF DEPOSIT (1.2%)
Barclays Bank PLC, NY
5.71%, due 03/17/2008 *	7,100	7,099
Royal Bank of Scotland NY
5.07%, due 03/26/2008	4,000	4,000
Societe Generale NY
5.08%, due 03/26/2008	4,000	3,999
Total Certificates Of Deposit (cost: $15,098)		15,098

	Contracts ◆	Value
PURCHASED OPTIONS (0.3%)
Covered Call Options (0.2%)
90-Day Euro Dollar Future	468	451
Call Strike $95.25
Expires 03/17/2008
OTC EURO vs JPY Currency a	3,900,000	195
Call Strike $158.35
Expires 06/04/2008
OTC EURO vs JPY Currency a	1,800,000	155
Call Strike $148.40
Expires 06/03/2010
OTC EURO vs USD Currency	2,000,000	149
Call Strike $1.36
Expires 05/19/2008
OTC EURO vs USD Currency a	1,000,000	75
Call Strike $1.36
Expires 05/21/2008
OTC EURO vs USD Currency a	7,100,000	571
Call Strike $1.36
Expires 05/21/2008
OTC EURO vs USD Currency a	1,300,000	104
Call Strike $1.36
Expires 05/21/2008
OTC EURO vs USD Currency a	1,000,000	86
Call Strike $1.38
Expires 05/21/2010
OTC EURO vs USD Currency a	2,500,000	216
Call Strike $1.38
Expires 05/21/2010
OTC EURO vs USD Currency a	2,600,000	225
Call Strike $1.38

Expires 06/03/2010
OTC USD vs EURO Currency a	39,000,000	280
Call Strike $4.84
Expires 11/23/2007
OTC USD vs JPY Currency a	4,300,000	8
Call Strike $121.00
Expires 01/18/2008
OTC USD vs JPY Currency a	1,500,000	80
Call Strike $104.00
Expires 03/17/2010
OTC USD vs JPY Currency a	6,800,000	360
Call Strike $104.00
Expires 03/17/2010
OTC USD vs JPY Currency a	4,600,000	210
Call Strike $105.40
Expires 03/31/2010
Put Options (0.1%)
5-Year U.S. Treasury Note Future ¡	1,990	31
Put Strike $98.00
Expires 11/20/2007
90-Day Euro Dollar Future	2,102	13
Put Strike $92.25
Expires 12/17/2007
90-Day Euro Dollar Future	332	2
Put Strike $91.50
Expires 03/17/2008
90-Day Euro Dollar Future	852	5
Put Strike $91.75
Expires 03/17/2008
90-Day Euro Dollar Future	565	4
Put Strike $93.00
Expires 03/17/2008
90-Day Euro Dollar Future	529	3
Put Strike $92.50
Expires 06/16/2008
Fannie Mae a¡	300,000,000	—☐
Put Strike $87.00
Expires 10/04/2007
OTC EURO vs JPY Currency a	3,900,000	142
Put Strike $158.35
Expires 06/04/2008
OTC EURO vs JPY Currency a	1,800,000	125
Put Strike $148.40
Expires 06/03/2010
OTC EURO vs USD Currency a	3,000,000	28
Put Strike $1.36
Expires 05/19/2008
OTC EURO vs USD Currency a	7,100,000	58
Put Strike $1.36
Expires 05/21/2008
OTC EURO vs USD Currency a	1,300,000	11
Put Strike $1.36
Expires 05/21/2008
OTC EURO vs USD Currency a	1,000,000	33
Put Strike $1.38
Expires 05/21/2010
OTC EURO vs USD Currency a	2,500,000	82
Put Strike $1.38
Expires 05/21/2010
OTC EURO vs USD Currency a	2,600,000	86
Put Strike $1.38
Expires 06/03/2010
OTC USD vs JPY Currency a	1,500,000	61
Put Strike $104.00
Expires 03/17/2010

OTC USD vs JPY Currency a	6,800,000	275
Put Strike $104.00
Expires 03/17/2010
OTC USD vs JPY Currency a	4,600,000	212
Put Strike $105.40
Expires 03/31/2010
Total Purchased Options (cost: $3,424)		4,336

	Notional Amount	Value
PURCHASED SWAPTIONS (0.7%)
Covered Call Swaptions (0.7%)
LIBOR Rate Swaption a	31,900	191
Call Strike $4.90
Expires 10/25/2007
LIBOR Rate Swaption a	41,400	388
Call Strike $5.00
Expires 12/20/2007
LIBOR Rate Swaption a	32,600	332
Call Strike $5.00
Expires 02/01/2008
LIBOR Rate Swaption a	35,900	132
Call Strike $4.75
Expires 02/01/2008
LIBOR Rate Swaption a	143,400	1,132
Call Strike $4.75
Expires 03/31/2008
LIBOR Rate Swaption a	57,700	509
Call Strike $4.75
Expires 09/26/2008
LIBOR Rate Swaption a	68,500	605
Call Strike $4.75
Expires 09/26/2008
LIBOR Rate Swaption a	101,900	901
Call Strike $4.75
Expires 12/15/2008
LIBOR Rate Swaption a	158,900	1,808
Call Strike $5.00
Expires 12/15/2008
LIBOR Rate Swaption a	155,300	2,126
Call Strike $5.30
Expires 08/03/2009
LIBOR Rate Swaption a	27,600	156
Call Strike $4.36
Expires 06/18/2013
Total Purchased Swaptions (cost: $4,449)		8,280

	Principal	Value
SECURITIES LENDING COLLATERAL (4.0%)
Debt (3.8%)
Bank Notes (0.0%)
Wells Fargo
5.45%, due 10/12/2007	336	336
Euro Dollar Overnight (0.9%)
Barclays
5.33%, due 10/04/2007	840	840
BNP Paribas
5.20%, due 10/01/2007	2,184	2,184
Calyon
5.25%, due 10/01/2007	1,445	1,445
Fortis Bank
5.25%, due 10/01/2007	2,184	2,184
National Australia Bank
5.19%, due 10/01/2007	1,176	1,176
National City Corp.

4.50%, due 10/01/2007	168	168
Svenska Handlesbanken
5.20%, due 10/01/2007	1,378	1,378
Toronto Dominion Bank
5.32%, due 10/03/2007	1,680	1,680
Euro Dollar Terms (1.7%)
ABN Amro Bank NV
4.97%, due 10/24/2007	1,176	1,176
Bank of Montreal
5.52%, due 10/15/2007	336	336
Bank of Nova Scotia
5.54%, due 10/17/2007	504	504
5.34%, due 10/19/2007	840	840
5.00%, due 10/25/2007	504	504
Barclays
5.32%, due 10/09/2007	504	504
5.33%, due 10/15/2007	840	840
5.55%, due 10/15/2007	504	504
BNP Paribas
5.00%, due 10/25/2007	1,176	1,176
Canadian Imperial Bank of Commerce
5.34%, due 11/09/2007	1,680	1,680
Dexia Group
5.10%, due 11/05/2007	504	504
Fortis Bank
5.60%, due 10/12/2007	1,008	1,008
Nordea Bank Finland PLC (NY Branch)
5.45%, due 10/23/2007	672	672
Rabobank Nederland
4.91%, due 10/03/2007	1,008	1,008
5.00%, due 10/04/2007	504	504
Royal Bank of Scotland
5.45%, due 10/19/2007	504	504
5.43%, due 10/26/2007	1,008	1,008
5.33%, due 11/07/2007	840	840
Societe Generale
5.32%, due 10/01/2007	840	840
4.95%, due 10/22/2007	672	672
5.12%, due 11/01/2007	840	840
Toronto Dominion Bank
5.32%, due 10/09/2007	1,680	1,680
5.61%, due 10/12/2007	1,344	1,344
UBS AG
5.58%, due 10/01/2007	336	336
5.45%, due 10/22/2007	672	672
5.37%, due 11/08/2007	840	840
Repurchase Agreements (1.2%)††
Credit Suisse First Boston Corp. 5.35%, dated 09/28/2007 to be repurchased at $3,782 on 10/01/2007	3,781	3,781
Merrill Lynch & Co. 4.95%, dated 09/28/2007 to be repurchased at $5,295 on 10/01/2007	5,293	5,293
Morgan Stanley Dean Witter & Co. 4.95%, dated 09/28/2007 to be repurchased at $2,063 on 10/01/2007	2,062	2,062
Morgan Stanley Dean Witter & Co. 5.35%, dated 09/28/2007 to be repurchased at $4,454 on 10/01/2007	4,453	4,453

	Shares	Value
Investment Companies (0.2%)
Reserve Primary Money Market Fund
1-day yield of 5.38%	2,639,954	2,640
Total Securities Lending Collateral (cost: $50,956)		50,956

Total Investment Securities (cost: $1,697,714) #		$1,705,423

	Contracts ◆	Value
WRITTEN OPTIONS (-0.1%)
Covered Call Options (-0.1%)
5-Year U.S. Treasury Note Future ¡	632	(454)
Call Strike $107.00
Expires 11/20/2007
5-Year U.S. Treasury Note Future	38	(27)
Call Strike $107.00
Expires 11/20/2007
90-Day Euro Dollar Future	586	(242)
Call Strike $95.75
Expires 03/17/2008
90-Day Euro Dollar Future	283	(74)
Call Strike $96.00
Expires 03/17/2008
Dow Jones CDX.HY-8 Index	3,900,000	(41)
Call Strike $99.00
Expires 12/20/2007
Dow Jones CDX.IG.9 Index	9,400,000	(21)
Call Strike $.40
Expires 12/20/2007
Dow Jones H.VOL Index	7,100,000	(23)
Call Strike $1.00
Expires 11/20/2007
Put Options (0.0%)
Dow Jones CDX.HY-8 Index	3,900,000	(16)
Put Strike $91.00
Expires 12/20/2007
Dow Jones CDX.IG.9 Index	9,400,000	(11)
Put Strike $.70
Expires 12/20/2007
Dow Jones H.VOL Index	7,100,000	(21)
Put Strike $1.70
Expires 11/20/2007
Total Written Options (premiums: $1,150)		(930)

	Notional Amount	Value
WRITTEN SWAPTIONS (-0.6%)
Covered Call Swaptions (-0.5%)
LIBOR Rate Swaption	13,900	(129)
Call Strike $5.01
Expires 10/25/2007
LIBOR Rate Swaption	18,000	(299)
Call Strike $5.15
Expires 12/20/2007
LIBOR Rate Swaption	7,900	(90)
Call Strike $4.90
Expires 02/01/2008
LIBOR Rate Swaption	14,200	(233)
Call Strike $5.10
Expires 02/01/2008
LIBOR Rate Swaption	18,000	(253)
Call Strike $4.95
Expires 03/31/2008
LIBOR Rate Swaption	44,100	(570)
Call Strike $4.90
Expires 03/31/2008
LIBOR Rate Swaption	25,100	(404)
Call Strike $4.95

Expires 09/26/2008
LIBOR Rate Swaption	29,800	(480)
Call Strike $4.95
Expires 09/26/2008
LIBOR Rate Swaption	34,200	(638)
Call Strike $5.00
Expires 12/15/2008
LIBOR Rate Swaption	53,000	(1,265)
Call Strike $5.20
Expires 12/15/2008
LIBOR Rate Swaption	67,500	(1,910)
Call Strike $5.50
Expires 08/03/2009
Put Swaptions (-0.1%)
LIBOR Rate Swaption	46,100	(649)
Put Strike $5.40
Expires 03/16/2009
LIBOR Rate Swaption	46,100	(649)
Put Strike $5.40
Expires 03/18/2014
Total Written Swaptions (premiums: $5,271)		(7,569)

ATST PIMCO Total Return - Swaps

SWAP AGREEMENTS:

				Net Unrealized
	Expiration		Notional	Appreciation
	Date		Amount	(Depreciation)

Receive a fixed rate equal to 2.15% and the Fund will pay a floating rate based on FRC - Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: UBS AG. a	10/15/2010	EUR	6,300	$133

Receive a fixed rate equal to 2.10% and the Fund will pay a floating rate based on FRC - Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Barclays Bank PLC. a	10/15/2010	EUR	2,500	49

Receive a floating rate based on FRC - Excluding Tobacco- Non-Revised Consumer Price Index and the Fund will pay a fixed rate equal to 2.09%. Counterparty: BNP Paribas. a	10/15/2010	EUR	5,000	94

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR. Counterparty: Deutsche Bank AG	12/15/2035		$20,100	(729)

Receive a floating rate based on the 6-month Great British Pound-LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Barclays Bank PLC. a	12/15/2035	GBP	9,400	801

Receive a floating rate based on the 6-month Japanese Yen- LIBOR and pay a fixed rate equal to 2.00%. Counterparty: Morgan Stanley Capital Services, Inc.	12/20/2013	JPY	1,080,000	(26)

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 6-month Great British Pound-LIBOR. Counterparty: Deutsche Bank AG	9/15/2015	GBP	3,300	(232)

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR. Counterparty: UBS AG. a	6/18/2009		$105,600	841

Receive a fixed rate equal to 8.86% and the Fund will pay a floating rate based on the Mexican Peso Interbank Equilibrium Interest Rate (TIIE)-Banxico. Counterparty: Citibank NA. a	9/12/2016	MXN	14,400	44

Receive a fixed rate equal to 0.06% and the Fund will pay to the counterparty at the notional amount in the event of default of American International Group, Inc. 5.60%, due 10/18/2016 Counterparty: Lehman Securities, Inc.	3/20/2008		$8,100	(3)

Receive a fixed rate equal to 8.72% and the Fund will pay a floating rate based the on Mexican Peso TIIE-Banxico. Counterparty: Merrill Lynch Capital Services. a	9/5/2016	MXN	26,900	(22)

Receive a floating rate based on the 6-month Great British Pound-LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Goldman Sachs Capital Markets, LP. a	12/15/2035	GBP	2,400	172

Receive a fixed rate equal to 8.17% and the Fund will pay a floating rate based on the Mexican Peso TIIE-Banxico. Counterparty: Goldman Sachs Capital Markets, LP	11/4/2016	MXN	45,400	(112)

Receive a fixed rate equal to 8.72% and the Fund will pay a floating rate based on the Mexican Peso TIIE-Banxico. Counterparty: Citibank NA. a	9/15/2016	MXN	16,300	(2)

Receive from the counterparty at the notional amount in the event of default of Morgan Stanley BP, 5.84%, due 10/15/2015, and the Fund will pay a fixed rate equal to 0.275%. Counterparty: Royal Bank of Scotland PLC. a	12/20/2015		$1,100	20

Receive from the counterparty at the notional amount in the event of default of Avebury Finance CDO PLC, 7.05%, due 01/08/2051 and the Fund will pay a fixed rate equal to 1.80%. Counterparty: Merrill Lynch International. a	1/8/2051		10,000	7,843

Receive a fixed rate equal to 0.463% and the Fund will pay to the Counterparty, in the event of default on any of the securities in the Dow Jones Credit Default Index (CDX).IG.5 10 Year Index, the remaining interest payments on those defaulted securities. Counterparty: Morgan Stanley Capital Services, Inc.	12/20/2015		9,600	(75)

Receive from the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.IG.5 7 year Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 0.142%. Counterparty: Morgan Stanley Capital Services, Inc. a	12/20/2012		13,400	83

Receive from the counterparty at the notional amount in the event of default of Kraft Foods, Inc., 5.625%, due 11/1/2011, and the Fund will pay a fixed rate equal to 0.15%. Counterparty: Royal Bank of Scotland PLC. a	12/20/2011		4,000	11

Receive from the counterparty at the notional amount in the event of default of Avon Products, Inc., 5.125%, due 01/15/2011 and the Fund will pay a fixed rate equal to 0.15%. Counterparty: Credit Suisse International	3/20/2011		4,000	(5)

Receive a fixed rate equal to 0.26% and the Fund will pay to the counterparty at the notional amount in the event of default of Russian Federation Government Bond, 5.00%, due 03/31/2030. Counterparty: Deutsche Bank AG	12/20/2007		900	— ☐

Receive a fixed rate equal to 0.26% and the Fund will pay to the counterparty at the notional amount in the event of default of Republic of Panama Government Bond, 8.875%, due 09/30/2027. Counterparty: Barclays Bank PLC	12/20/2008		4,500	(9)

Receive from the Counterparty, in the event of default on any of the securities in the iTraxx Europe HiVol Series Version 1 Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 0.85%. Counterparty: HSBC Bank USA	12/20/2016	EUR	8,600	16

Receive from the Counterparty, in the event of default on any of the securities in the iTraxx Europe HiVol Series Version 1 Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 0.85%. Counterparty: Deutsche Bank AG	12/20/2016	EUR	7,900	15

Receive a fixed rate equal to 0.71% and the Fund will pay to the counterparty at the notional amount in the event of default of Ukraine Government Bond, 7.65%, due 06/11/2013. Counterparty: Barclays Bank PLC	12/20/2008		$700	(1)

Receive a fixed rate equal to 0.40% and the Fund will pay to the counterparty at the notional amount in the event of default of Republic of Indonesia Government Bond, 6.75%, due 03/10/2014. Counterparty: Royal Bank of Scotland PLC	12/20/2008		700	(1)

Receive a fixed rate equal to 0.72% and the Fund will pay to the counterparty at the notional amount in the event of default of Ukraine Government Bond, 7.65%, due 06/11/2013. Counterparty: Deutsche Bank AG	12/20/2008		700	(1)

Receive from the counterparty at the notional amount in the event of default of BFC Genesee CDO, Ltd. 2006-1A A3L, 7.00%, due 01/10/2041, and the Fund will pay a fixed rate equal to 2.25%. Counterparty: Citibank NA a	1/10/2041		2,460	1,804

Receive from the counterparty at the notional amount in the event of default of Montauk Point CDO, Ltd. 2006-2A A4, 6.80%, due 04/06/2046, and the Fund will pay a fixed rate equal to 2.22%. Counterparty: Credit Suisse International a	1/6/2046		2,500	1,366

Receive from the counterparty at the notional amount in the event of default of HSBC Finance Corp., 6.38%, due 10/15/2011, and the Fund will pay a fixed rate equal to 0.20%. Counterparty: Royal Bank of Scotland PLC a	12/20/2011		2,000	3

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 6-month Great British Pound-LIBOR. Counterparty: Royal Bank of Scotland PLC	9/15/2010	GBP	3,100	(24)

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 6-month Great British Pound-LIBOR. Counterparty: Barclays Bank PLC	9/16/2010	GBP	16,300	(141)

Receive a fixed rate equal to 1.97% and the Fund will pay a floating rate based on FRC - Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Lehman Securities, Inc.	3/15/2012	EUR	1,000	(4)

Receive a fixed rate equal to 1.95% and the Fund will pay a floating rate based on FRC - Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Barclays Bank PLC	3/15/2012	EUR	3,200	(54)

Receive a fixed rate equal to 1.95% and the Fund will pay a floating rate based on FRC - Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: JP Morgan Chase	3/15/2012	EUR	1,800	(14)

Receive a fixed rate equal to 2.00% and the Fund will pay a floating rate based on FRC - Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Goldman Sachs Capital Markets, LP	3/15/2012	EUR	3,300	(12)

Receive a floating rate based on 6-month-EURIBOR and the Fund will pay a fixed rate equal to 4.00%. Counterparty: Barclays Bank PLC a	12/15/2011	EUR	82,400	(1,308)

Receive a fixed rate equal to 1.96% and the Fund will pay a floating rate based on FRC - Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Royal Bank of Scotland PLC	3/28/2012	EUR	1,000	(7)

Receive a fixed rate equal to 1.95% and the Fund will pay a floating rate based on FRC - Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Royal Bank of Scotland PLC	3/30/2012	EUR	1,100	(9)

Receive a fixed rate equal to 1.96% and the Fund will pay a floating rate based on FRC - Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Goldman Sachs Capital Markets, LP	3/30/2012	EUR	1,100	(7)

Receive a fixed rate equal to 1.96% and the Fund will pay a floating rate based on FRC - Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Barclays Bank PLC	4/5/2012	EUR	600	(5)

Receive a fixed rate equal to 1.96% and the Fund will pay a floating rate based on FRC - Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: JP Morgan Chase	4/10/2012	EUR	400	(3)

Receive a fixed rate equal to 1.98% and the Fund will pay a floating rate based on FRC - Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Barclays Bank PLC	4/30/2012	EUR	1,200	(10)

Receive from the counterparty at the notional amount in the event of default of AutoZone, Inc., 5.88%, due 10/15/2012, and the Fund will pay a fixed rate equal to 0.67%. Counterparty: Royal Bank of Scotland PLC	6/20/2017		$3,900	(19)

Receive from the counterparty at the notional amount in the event of default of Glitnir Banki, 5.62%, due 4/20/2010, and the Fund will pay a fixed rate equal to 0.17%. Counterparty: Morgan Stanley Capital Services, Inc. a	6/21/2010		500	8

Receive from the counterparty a fixed rate equal to 1.28% and the Fund will pay at the notional amount in the event of default of Reynolds American Inc., 7.63%, due 6/1/2016. Counterparty: Goldman Sachs International	6/20/2017		2,100	(16)

Receive a fixed rate equal to 1.94% and the Fund will pay a floating rate based on FRC - Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Royal Bank of Scotland PLC	4/10/2012	EUR	1,600	(15)

Receive from the counterparty at the notional amount in the event of default of Weyerhaeuser Co., 8.55%, due 3/4/1997, and the Fund will pay a fixed rate equal to 0.96%. Counterparty: UBS AG a	6/20/2017		$1,600	13

Receive a fixed rate equal to 1.94% and the Fund will pay a floating rate based on FRC - Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: BNP Paribas	4/10/2012	EUR	1,500	(13)

Receive from the counterparty at the notional amount in the event of default of Diamond Offshore Drill, Zero Coupon, due 6/6/2020, and the Fund will pay a fixed rate equal to 0.44%. Counterparty: Citibank NA a	6/20/2017		3,700	4

Receive from the counterparty at the notional amount in the event of default of Nabors Industries, 5.38%, due 8/15/2012, and the Fund will pay a fixed rate equal to 0.47%. Counterparty: Credit Suisse International	6/20/2012		3,600	(27)

Receive a fixed rate equal to 10.15% and the Fund will pay a floating rate based on the Brazilian Real-CDI. Counterparty: Goldman Sachs Capital Markets, LP	1/2/2012	BRL	69,600	(1,231)

Receive a fixed rate equal to 10.12% and the Fund will pay a floating rate based on the Brazilian Real-CDI. Counterparty: Morgan Stanley Capital Services, Inc.	1/2/2012	BRL	9,500	— ☐

Receive a fixed rate equal to 7.91% and the Fund will pay a floating rate based on the Mexican Peso Interbank Equilibrium Interest Rate (TIIE)-Banxico. Counterparty: Morgan Stanley Capital Services, Inc.	5/14/2009	MXN	258,000	(38)

Receive a fixed rate equal to 7.91% and the Fund will pay a floating rate based on the Mexican Peso TIIE-Banxico. Counterparty: Morgan Stanley Capital Services, Inc.	5/14/2009	MXN	174,000	(24)

Receive a fixed rate equal to 1.00% and the Fund will pay to the counterparty at the notional amount in the event of default of Chesapeake Energy Corp., 6.88%, due 1/15/2016. Counterparty: Citibank NA	6/20/2012		$1,500	(6)

Receive a fixed rate equal to 1.00% and the Fund will pay to the counterparty at the notional amount in the event of default of Chesapeake Energy Corp., 6.88%, due 1/15/2016. Counterparty: Morgan Stanley Capital Services, Inc.	6/20/2012		400	(2)

Receive a fixed rate equal to 1.00% and the Fund will pay to the counterparty at the notional amount in the event of default of Chesapeake Energy Corp., 6.88%, due 1/15/2016. Counterparty: Deutsche Bank AG	6/20/2012		800	(3)

Receive from the counterparty at the notional amount in the event of default of Kerr-Mcgee, Corp., 5.88%, due 9/15/2011, and the Fund will pay a fixed rate equal to 0.16%. Counterparty: Royal Bank of Scotland PLC a	9/90/2011		4,100	2

Receive from the counterparty at the notional amount in the event of default of Limited Brands, 6.13%, due 12/1/2012, and the Fund will pay a fixed rate equal to 1.03%. Counterparty: Goldman Sachs International a	6/20/2017		11,000	290

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR. Counterparty: Lehman Securities, Inc. a	12/19/2012		13,300	385

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR. Counterparty: Morgan Stanley Capital Services, Inc. a	12/19/2012		4,800	151

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR. Counterparty: Royal Bank of Scotland PLC a	12/19/2012		26,500	36

Receive a floating rate based on 6-month-EURIBOR and the Fund will pay a fixed rate equal to 6.00%. Counterparty: Goldman Sachs Capital Markets, LP	6/19/2034	EUR	600	(15)

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR. Counterparty: Lehman Securities, Inc. a	12/21/2009		$19,800	340

Receive a fixed rate equal to 4.80% and the Fund will pay a floating rate based on 6-month-EURIBOR Counterparty: Citibank NA a	7/11/2012	EUR	38,500	708

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR. Counterparty: Credit Suisse International a	12/19/2012		$27,800	477

Receive a fixed rate equal to 1.42% and the Fund will pay to the counterparty at the notional amount in the event of default of Chesapeake Energy Corp., 6.88%, due 1/15/2016. Counterparty: Lehman Securities, Inc. a	9/20/2012		2,500	31

Receive a fixed rate equal to 1.86% and the Fund will pay in the event of default on any of the securities in the Dow Jones CDX.HY-8 100 Index, the remaining interest payments on those defaulted securities. Counterparty: Citibank NA a	6/20/2012		2,900	29

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 6-month-EURIBOR Counterparty: UBS AG a	7/13/2037	EUR	1,000	27

Receive a fixed rate equal to 1.60% and the Fund will pay to the counterparty at the notional amount in the event of default of Chesapeake Energy Corp., 6.88%, due 1/15/2016. Counterparty: Lehman Securities, Inc. a	9/20/2012		$1,900	38

Receive from the counterparty a fixed rate equal to 0.17% and the Fund will pay at the notional amount in the event of default of Goldman Sachs Group, Inc., 6.60%, due 1/15/2012. Counterparty: UBS AG a	9/22/2008		4,600	— ☐

Receive a floating rate based on 6-month British Pound-LIBOR and the Fund will pay a fixed rate equal to 4.50%. Counterparty: Deutsche Bank AG a	12/17/2035	GBP	10,100	(142)

Receive a fixed rate equal to 2.08% and the Fund will pay in the event of default on any of the securities in the Dow Jones CDX.HY-8 100 Index, the remaining interest payments on those defaulted securities. Counterparty: Merrill Lynch International a	6/20/2012		$4,000	77

Receive a fixed rate equal to 2.07% and the Fund will pay in the event of default on any of the securities in the Dow Jones CDX.HY-8 100 Index, the remaining interest payments on those defaulted securities. Counterparty: Merrill Lynch International a	6/20/2012		1,400	26

Receive a fixed rate equal to 0.48% and the Fund will pay in the event of default on any of the securities in the Dow Jones CDX.HY-8 100 Index, the remaining interest payments on those defaulted securities. Counterparty: Barclays Bank PLC	6/20/2012		7,600	(31)

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR. Counterparty: JP Morgan Chase a	12/19/2012		23,400	538

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR. Counterparty: JP Morgan Chase a	12/19/2012		40,200	1,194

Receive a fixed rate equal to 3.23% and the Fund will pay in the event of default on any of the securities in the Dow Jones CDX.HY-8 100 Index, the remaining interest payments on those defaulted securities. Counterparty: Goldman Sachs International	6/20/2012		3,360	(227)

Receive a fixed rate equal to 0.17% and the Fund will pay in the event of default on any of the securities in the Dow Jones CDX.IG.8 5 Year Index, the remaining interest payments on those defaulted securities. Counterparty: Morgan Stanley Capital Services, Inc.	6/20/2012		46,000	(169)

Receive a fixed rate equal to 1.40% and the Fund will pay in the event of default on any of the securities in the Dow Jones CDX NA HY XO series 8 Index, the remaining interest payments on those defaulted securities. Counterparty: Credit Suisse International	6/20/2012		3,000	162

Receive a floating rate based on 6-month British Pound-LIBOR and the Fund will pay a fixed rate equal to 6.00%. Counterparty: Barclays Bank PLC	6/19/2009	GBP	22,600	(338)

Receive from the counterparty a fixed rate equal to 0.95% and the Fund will pay at the notional amount in the event of default of Merrill Lynch & Co., 5.00%, due 1/15/2015. Counterparty: UBS AG a	9/20/2012		$1,400	22

Receive from the counterparty a fixed rate equal to 0.92% and the Fund will pay at the notional amount in the event of default of Goldman Sachs Group, Inc., 6.60%, due 1/15/2012. Counterparty: UBS AG a	9/20/2012		1,400	30

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 6-month Great British Pound-LIBOR. Counterparty: Goldman Sachs Capital Markets, LP	9/20/2017	GBP	8,500	455

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Royal Bank of Scotland PLC a	12/19/2017		$8,900	(231)

Receive from the counterparty a fixed rate equal to 0.72% and the Fund will pay at the notional amount in the event of default of Goldman Sachs Group, Inc., 6.60%, due 1/15/2012. Counterparty: BNP Paribas a	9/20/2012		200	3

Receive a fixed rate equal to 7.00% and the Fund will pay a floating rate based on the 6-month Australian Dollar- Bank Bill Rate- BBSW (AUD- BBR-BBSW.) Counterparty: Deutsche Bank AG	6/15/2010	AUD	62,900	(175)

Receive a fixed rate equal to 10.58% and the Fund will pay a floating rate based on the Brazilian Real-CDI. Counterparty: UBS AG	1/2/2012	BRL	44,900	45

Receive a fixed rate equal to 7.00% and the Fund will pay a floating rate based on the 6-month Australian Dollar- Bank Bill Rate- BBSW (AUD- BBR-BBSW.) Counterparty: Morgan Stanley Capital Services, Inc.	6/15/2010	AUD	30,100	(151)

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR. Counterparty: Deutsche Bank AG a	12/19/2012		$4,400	14

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR. Counterparty: Credit Suisse International a	12/19/2012		11,400	116

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR. Counterparty: Royal Bank of Scotland PLC a	12/21/2009		88,400	210

Receive a fixed rate equal to 8.17% and the Fund will pay a floating rate based on the Mexican Peso Interbank Equilibrium Interest Rate (TIIE)-Banxico. Counterparty: Morgan Stanley Capital Services, Inc.	11/4/2016	MXN	20,500	3

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR. Counterparty: Deutsche Bank AG	12/19/2022		$9,700	150

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Morgan Stanley Capital Services, Inc. a	12/19/2017		17,100	(624)

Receive a fixed rate equal to 4.50% and the Fund will pay a floating rate based on 6-month-EURIBOR Counterparty: Lehman Securities, Inc. a	3/19/2010	EUR	36,500	(8)

Receive a fixed rate equal to 4.00% and the Fund will pay a floating rate based on 6-month-EURIBOR Counterparty: Goldman Sachs Capital Markets, LP	9/21/2009	EUR	33,100	(134)

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR. Counterparty: Barclays Bank PLC a	12/21/2009		$57,300	(13)

Receive a fixed rate equal to 5.50% and the Fund will pay a floating rate based on the 6-month Great British Pound-LIBOR. Counterparty: Lehman Securities, Inc. a	3/20/2013	GBP	5,800	2

Receive from the counterparty at the notional amount in the event of default of Nordstrom, Inc., 6.95%, due 3/15/2028, and the Fund will pay a fixed rate equal to 0.29%. Counterparty: JP Morgan Chase	12/20/2012		$5,700	(15)

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. Counterparty: JP Morgan Chase a	3/18/2014		23,500	65

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. Counterparty: UBS AG a	3/18/2014		17,100	30

Receive a fixed rate equal to 2.45% and the Fund will pay in the event of default on any of the securities in the Dow Jones CDX NA HY XO series 9 Index, the remaining interest payments on those defaulted securities. Counterparty: Deutsche Bank AG a	12/20/2012		200	—%

Receive from the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.HY-8 Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 2.75%. Counterparty: Lehman Securities, Inc. a	6/20/2012		3,100	2

Receive a fixed rate equal to 0.19% and the Fund will pay to the counterparty at the notional amount in the event of default of Morgan Stanley, 6.60%, due 4/1/2012. Counterparty: UBS AG	9/22/2008		4,600	(7)

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Royal Bank of Scotland PLC. a	12/21/2037		4,000	(44)

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Deutsche Bank AG. a	12/19/2037		6,300	46

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR. Counterparty: Deutsche Bank AG	12/19/2037		12,500	2

Total Swap Agreements (premium $-20)			2,908,020	$12,492

NOTES TO SCHEDULE OF INVESTMENTS:

†	At September 30, 2007, all or a portion of this security is on loan. The value at September 30, 2007, of all securities on loan is $49,921.

*	Floating or variable rate note. Rate is listed as of September 30, 2007.

a	Security is deemed to be illiquid.

(a)	The security has a perpetual maturity. The date shown is the next call date.

(b)	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of September 30, 2007.

(c)	Coupon steps up or down by 25 BP for each rating upgrade or downgrade by Standard and Poor’s or Moody’s for each notch above or below A-/A3.

❖

At September 30, 2007, all or a portion of this security is segregated with the custodian to cover margin requirements for open option contracts and open futures contracts. The values of all securities segregated at September 30, 2007, are $1,161 and $4,008, respectively.

††

Cash collateral for the Repurchase Agreements, valued at $15,936, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.75% and 10/04/2007 - 12/01/2096, respectively.

◆	Contract amounts are not in thousands.

☐	Value is less than $1.

¡	Securities valued as determined in good faith in accordance with procedures established by the Board of AEGON/ Transamerica Series Trust.

#

Aggregate cost for federal income tax purposes is $1,699,902.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $28,047 and $22,526, respectively.  Net unrealized appreciation for tax purposes is $5,521.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2007, these securities aggregated  $82,166 or 6.5% of the net assets of the Fund.

AUD	Australian Dollar
BRL	Brazilian Real
DKK	Danish Krone
EUR	Euro
GBP	Great British Pound
JPY	Japanese Yen
LIBOR	London Interbank Offer Rate
MTN	Medium-Term Note
MXN	Mexican Peso
REIT	Real Estate Investment Trust
TBA	Mortgage-backed securities traded under delayed delivery commitments.

PIMCO Total Return - Forwards

SCHEDULE OF INVESTMENTS

At September 30, 2007

(all amounts in thousands)

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought (Sold)	(Depreciation)
Australian Dollar	(680)	10/11/2007	$(561)	$(41)
Australian Dollar	578	10/25/2007	504	7
Brazilian Real	21,632	03/04/2008	10,624	929
Brazilian Real	(7,292)	03/04/2008	(3,705)	(190)
Brazilian Real	70,099	07/02/2008	35,279	1,584
Brazilian Real	(1,268)	07/02/2008	(647)	(20)
Brazilian Real	161,193	10/02/2007	84,684	2,921
Brazilian Real	(161,193)	10/02/2007	(85,338)	(2,267)
British Pound Sterling	254	11/01/2007	507	10
British Pound Sterling	(9,765)	11/01/2007	(19,617)	(265)
Canadian Dollar	(446)	11/01/2007	(440)	(9)
Chinese Yuan Renminbi	(54,977)	01/10/2008	(7,456)	14
Chinese Yuan Renminbi	153,058	07/02/2008	21,101	207
Chinese Yuan Renminbi	(22,581)	11/26/2007	(3,042)	9
Danish Krone	(50,151)	12/06/2007	(9,202)	(380)
Euro Dollar	8,483	10/04/2007	11,714	351
Euro Dollar	(16,783)	10/04/2007	(22,934)	(935)
Japanese Yen	796,693	10/02/2007	6,896	31
Japanese Yen	(796,693)	10/02/2007	(6,888)	(39)
Japanese Yen	1,888,022	10/25/2007	16,372	89
Japanese Yen	(2,832,166)	10/25/2007	(24,160)	(532)
Malaysian Ringgit	3,371	08/04/2008	993	7
Malaysian Ringgit	3,371	10/17/2007	981	9
Malaysian Ringgit	(3,371)	10/17/2007	(979)	(11)
Mexican Peso	77,242	03/13/2008	6,853	130
Mexican Peso	45,921	07/10/2008	4,096	13
New Zealand Dollar	(1,507)	10/04/2007	(1,055)	(83)
Polish Zloty	10,225	07/10/2008	3,720	131
Republic of Korea Won	2,505,311	01/30/2008	2,753	(4)
Republic of Korea Won	3,238,374	08/04/2008	3,527	35
Republic of Korea Won	3,172,415	10/18/2007	3,459	10
Republic of Korea Won	(3,172,415)	10/18/2007	(3,436)	(33)
Russian Rouble	140,424	01/11/2008	5,532	73
Russian Rouble	125,554	07/10/2008	4,959	42
Russian Rouble	89,725	12/07/2007	3,422	165
Singapore Dollar	1,190	02/20/2008	800	10
Singapore Dollar	404	05/22/2008	271	5
Singapore Dollar	409	10/03/2007	268	8
Singapore Dollar	(409)	10/03/2007	(270)	(6)
Singapore Dollar	5,109	10/18/2007	3,396	50
			$42,981	$2,025

1

PIMCO Total Return - Futures

SCHEDULE OF INVESTMENTS

At September 30, 2007

(all amounts except share amounts are in thousands)

(unaudited)

FUTURES CONTRACTS:

				Net Unrealized
		Settlement		Appreciation
	Contracts ◆	Date	Amount	(Depreciation)
10-Year Japan Government Bond	8	12/20/2007	$9,386	$(22)
10-Year U.S. Treasury Note	374	12/31/2007	40,871	(101)
2-Year U.S. Treasury Note	(499)	12/31/2007	(103,316)	(427)
3-Month Euro EURIBOR	413	03/17/2008	140,442	17
3-Month GBP LIBOR	539	06/18/2008	0	(7)
5-Year U.S. Treasury Note	(1,175)	12/30/2007	(125,762)	(28)
90-Day Euro Dollar	538	12/17/2007	127,983	141
90-Day Euro Dollar	1,105	06/16/2008	264,164	1,548
90-Day Euro Dollar	1,096	09/15/2008	262,191	2,494
90-Day Euro Dollar	294	03/16/2009	70,277	(4)
90-Day GBP LIBOR	39	12/19/2007	9,332	34
90-Day GBP LIBOR	367	03/19/2008	88,164	65
90-Day GBP LIBOR	199	06/18/2008	47,882	50
90-Day GBP LIBOR	919	09/17/2008	221,262	1,479
90-Day GBP LIBOR	388	06/17/2009	93,446	672
90-Day GBP LIBOR-Option	462	12/19/2007	24	18
90-Day GBP LIBOR-Option	2,151	03/19/2008	27	— ☐
Euro-BOBL	432	12/11/2007	66,155	(56)
Euro-BUND	(234)	12/10/2007	(37,498)	122
Euro-Schatz	262	11/23/2007	2	— ☐
Euro-Schatz	(439)	12/10/2007	(64,530)	177
Long Gilt	(83)	12/30/2007	(18,084)	10
U.S. Treasury Long Bond	(1,101)	12/30/2007	(122,589)	436
			$969,829	$6,618

1

T. Rowe Price Equity Income

SCHEDULE OF INVESTMENTS
At September 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
CONVERTIBLE BOND (0.2%)
Automotive (0.2%)
Ford Motor Co.
4.25%, due 12/15/2036	$824	$963
Total Convertible Bond (cost: $824)		963

	Shares	Value
COMMON STOCKS (96.6%)
Air Transportation (0.3%)
Southwest Airlines Co.	121,400	1,797
Apparel & Accessory Stores (0.2%)
Gap (The), Inc.	69,900	1,289
Automotive (0.8%)
Ford Motor Co. ‡ †	179,700	1,526
Genuine Parts Co.	67,850	3,392
Beverages (2.0%)
Anheuser-Busch Cos., Inc.	125,700	6,284
Brown-Forman Corp.-Class B	13,900	1,041
Coca-Cola Co. (The)	88,000	5,057
Chemicals & Allied Products (4.7%)
Avon Products, Inc.	128,400	4,819
Colgate-Palmolive Co.	94,400	6,733
du Pont (E.I.) de Nemours & Co.	113,300	5,615
International Flavors & Fragrances, Inc.	102,700	5,429
Procter & Gamble Co.	85,100	5,986
Commercial Banks (9.1%)
Bank of New York Mellon Corp. (The)	158,380	6,991
Citigroup, Inc.	142,759	6,663
Fifth Third Bancorp †	160,500	5,438
JP Morgan Chase & Co.	302,022	13,839
National City Corp.	86,300	2,165
PNC Financial Services Group, Inc.	1	— ☐
Royal Bank of Scotland Group PLC	185,700	1,986
State Street Corp.	62,900	4,287
SunTrust Banks, Inc.	62,100	4,699
US Bancorp	229,600	7,469
Wells Fargo & Co.	68,740	2,449
Communications Equipment (1.0%)
Alcatel-Lucent, Sponsored ADR	173,900	1,770
Motorola, Inc.	165,700	3,070
Nokia Corp., ADR	42,200	1,601
Computer & Data Processing Services (2.9%)
Computer Sciences Corp. ‡	50,300	2,812
Microsoft Corp.	350,600	10,329
Yahoo!, Inc. ‡	180,600	4,847
Computer & Office Equipment (0.9%)
Dell, Inc. ‡	201,300	5,556
Diversified (0.9%)
Honeywell International, Inc.	88,900	5,287
Electric Services (2.8%)
Duke Energy Corp.	170,700	3,190
FirstEnergy Corp.	59,050	3,740
Pinnacle West Capital Corp.	51,800	2,047
Progress Energy, Inc.	82,700	3,874
TECO Energy, Inc. †	71,100	1,168
Xcel Energy, Inc.	151,500	3,263
Electric, Gas & Sanitary Services (2.6%)
Ameren Corp. †	19,000	997
Entergy Corp.	57,300	6,205
NiSource, Inc.	257,800	4,934
Waste Management, Inc.	94,362	3,561
Electronic & Other Electric Equipment (4.5%)
Cooper Industries, Ltd.-Class A	57,714	2,949
General Electric Co.	508,950	21,071

1

Sony Corp.	79,500	3,850
Electronic Components & Accessories (1.3%)
Analog Devices, Inc.	131,400	4,751
Intel Corp.	134,300	3,473
Fabricated Metal Products (0.8%)
Fortune Brands, Inc.	61,700	5,028
Food & Kindred Products (2.7%)
Archer-Daniels-Midland Co.	38,800	1,284
Campbell Soup Co.	50,200	1,857
General Mills, Inc.	91,300	5,296
Hershey Co. (The) †	56,600	2,627
Kraft Foods, Inc.-Class A	102,300	3,530
McCormick & Co., Inc.	62,800	2,259
Furniture & Fixtures (0.7%)
Masco Corp.	186,400	4,319
Furniture & Home Furnishings Stores (0.7%)
Bed Bath & Beyond, Inc. ‡	118,600	4,047
Gas Production & Distribution (0.4%)
Spectra Energy Corp.	101,800	2,492
Industrial Machinery & Equipment (1.7%)
Applied Materials, Inc.	75,500	1,563
Illinois Tool Works, Inc.	82,500	4,920
Ingersoll-Rand Co.-Class A	56,400	3,072
Pall Corp.	22,500	875
Instruments & Related Products (1.5%)
Eastman Kodak Co. †	163,800	4,383
Raytheon Co.	77,500	4,946
Insurance (3.2%)
American International Group, Inc.	106,200	7,184
Chubb Corp.	49,600	2,661
Progressive Corp. (The)	124,300	2,413
Travelers Cos., Inc. (The)	89,010	4,481
Unum Group	113,200	2,770
Insurance Agents, Brokers & Service (1.2%)
Marsh & McLennan Cos., Inc.	294,600	7,512
Life Insurance (1.3%)
Genworth Financial, Inc.-Class A	56,600	1,739
Lincoln National Corp.	94,366	6,225
Lumber & Other Building Materials (0.8%)
Home Depot, Inc. (The)	145,800	4,730
Medical Instruments & Supplies (0.9%)
Baxter International, Inc.	71,700	4,035
Boston Scientific Corp. ‡	100,700	1,405
Mining (0.6%)
Vulcan Materials Co. †	42,900	3,825
Mortgage Bankers & Brokers (0.4%)
Countrywide Financial Corp. †	119,600	2,274
Motion Pictures (2.0%)
Time Warner, Inc.	363,800	6,679
Walt Disney Co.	157,200	5,406
Oil & Gas Extraction (3.8%)
Anadarko Petroleum Corp.	92,000	4,945
BJ Services Co.	95,400	2,533
Royal Dutch Shell PLC- Class A, ADR	125,400	10,305
Schlumberger, Ltd.	50,200	5,271
Paper & Allied Products (4.8%)
3M Co.	99,300	9,292
Avery Dennison Corp.	74,500	4,248
International Paper Co.	245,293	8,799
Kimberly-Clark Corp.	50,400	3,541
MeadWestvaco Corp.	111,700	3,299
Personal Credit Institutions (0.4%)
Capital One Financial Corp.	37,800	2,511
Personal Services (0.7%)
H&R Block, Inc. †	194,200	4,113

2

Petroleum Refining (7.9%)
BP PLC, Sponsored ADR	70,374	4,880
Chevron Corp.	156,150	14,613
Exxon Mobil Corp.	153,238	14,184
Hess Corp.	100,690	6,699
Murphy Oil Corp.	80,700	5,640
Statoil ASA	74,200	2,514
Pharmaceuticals (8.4%)
Abbott Laboratories	77,900	4,177
Amgen, Inc. ‡	96,700	5,470
Bristol-Myers Squibb Co.	167,200	4,819
Johnson & Johnson	113,200	7,437
Lilly (Eli) & Co.	144,500	8,226
Merck & Co., Inc.	188,700	9,754
Pfizer, Inc.	272,200	6,650
Wyeth	106,900	4,762
Primary Metal Industries (0.6%)
Alcoa, Inc.	101,800	3,982
Printing & Publishing (3.9%)
CBS Corp.-Class B	133,500	4,205
Dow Jones & Co., Inc. †	93,100	5,558
Gannett Co., Inc.	107,000	4,676
McGraw-Hill Cos., Inc. (The)	55,900	2,846
New York Times Co.-Class A †	207,500	4,100
Tribune Co.	99,420	2,716
Radio & Television Broadcasting (0.5%)
Viacom, Inc.-Class B ‡	74,600	2,907
Railroads (1.0%)
Union Pacific Corp. †	55,400	6,264
Residential Building Construction (0.3%)
DR Horton, Inc. †	124,100	1,590
Retail Trade (0.9%)
Wal-Mart Stores, Inc.	121,500	5,303
Rubber & Misc. Plastic Products (0.9%)
Newell Rubbermaid, Inc.	190,000	5,476
Security & Commodity Brokers (1.7%)
Charles Schwab Corp. (The)	268,100	5,791
Legg Mason, Inc.	35,100	2,959
Merrill Lynch & Co., Inc.	24,800	1,768
Stone, Clay & Glass Products (0.4%)
USG Corp. ‡ †	62,900	2,362
Telecommunications (5.3%)
ALLTEL Corp.	51,500	3,589
AT&T, Inc.	300,540	12,716
Qwest Communications International ‡ †	577,100	5,286
Sprint Nextel Corp.	251,700	4,782
Verizon Communications, Inc.	132,042	5,847
Windstream Corp.	37,572	531
Tobacco Products (0.4%)
UST, Inc.	50,100	2,485
Toys, Games & Hobbies (0.7%)
Mattel, Inc.	176,200	4,134
Trucking & Warehousing (0.3%)
United Parcel Service, Inc.-Class B	21,500	1,615
U.S. Government Agencies (0.5%)
Fannie Mae	46,200	2,809
Wholesale Trade Nondurable Goods (0.3%)
SYSCO Corp.	45,000	1,602
Total Common Stocks (cost: $458,547)		591,717

3

	Principal	Value
SECURITIES LENDING COLLATERAL (7.4%)
Debt (7.0%)
Bank Notes (0.0%)
Wells Fargo
5.45%, due 10/12/2007	301	301
Euro Dollar Overnight (1.6%)
Barclays
5.33%, due 10/04/2007	753	753
BNP Paribas
5.20%, due 10/01/2007	1,957	1,957
Calyon
5.25%, due 10/01/2007	1,294	1,294
Fortis Bank
5.25%, due 10/01/2007	1,957	1,957
National Australia Bank
5.19%, due 10/01/2007	1,054	1,054
National City Corp.
4.50%, due 10/01/2007	150	150
Svenska Handlesbanken
5.20%, due 10/01/2007	1,234	1,234
Toronto Dominion Bank
5.32%, due 10/03/2007	1,505	1,505
Euro Dollar Terms (3.1%)
ABN Amro Bank NV
4.97%, due 10/24/2007	1,054	1,054
Bank of Montreal
5.52%, due 10/15/2007	301	301
Bank of Nova Scotia
5.54%, due 10/17/2007	451	451
5.34%, due 10/19/2007	753	753
5.00%, due 10/25/2007	451	451
Barclays
5.32%, due 10/09/2007	452	452
5.33%, due 10/15/2007	753	753
5.55%, due 10/15/2007	452	452
BNP Paribas
5.00%, due 10/25/2007	1,054	1,054
Canadian Imperial Bank of Commerce
5.34%, due 11/09/2007	1,505	1,505
Dexia Group
5.10%, due 11/05/2007	452	452
Fortis Bank
5.60%, due 10/12/2007	903	903
Nordea Bank Finland PLC (NY Branch)
5.45%, due 10/23/2007	602	602
Rabobank Nederland
4.91%, due 10/03/2007	903	903
5.00%, due 10/04/2007	452	452
Royal Bank of Scotland
5.45%, due 10/19/2007	452	452
5.43%, due 10/26/2007	903	903
5.33%, due 11/07/2007	753	753
Societe Generale
5.32%, due 10/01/2007	753	753
4.95%, due 10/22/2007	602	602
5.12%, due 11/01/2007	753	753
Toronto Dominion Bank
5.32%, due 10/09/2007	1,505	1,505
5.61%, due 10/12/2007	1,204	1,204
UBS AG
5.58%, due 10/01/2007	301	301
5.45%, due 10/22/2007	602	602
5.37%, due 11/08/2007	753	753

4

Repurchase Agreements (2.3%) † †
Credit Suisse First Boston Corp. 5.35%, dated 09/28/2007 to be repurchased at $3,388 on 10/01/2007	3,387	3,387
Merrill Lynch & Co. 4.95%, dated 09/28/2007 to be repurchased at $4,744 on 10/01/2007	4,742	4,742
Morgan Stanley Dean Witter & Co. 4.95%, dated 09/28/2007 to be repurchased at $1,848 on 10/01/2007	1,847	1,847
Morgan Stanley Dean Witter & Co. 5.35%, dated 09/28/2007 to be repurchased at $3,991 on 10/01/2007	3,989	3,989

	Shares	Value
Investment Companies (0.4%)
Reserve Primary Money Market Fund
1-day yield of 5.38%	2,365,263	2,365
Total Securities Lending Collateral (cost: $45,654)		45,654

Total Investment Securities (cost: $505,025) #		$638,334

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.

†	At September 30, 2007, all or a portion of this security is on loan. The value at September 30, 2007, of all securities on loan is $44,001.

††

Cash collateral for the Repurchase Agreements, valued at $14,278, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.75% and 10/04/2007 - 12/01/2096, respectively.

☐	Value is less than $1.

#

Aggregate cost for federal income tax purposes is $506,088. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $150,026 and $17,780, respectively. Net unrealized appreciation for tax purposes is $132,246.

DEFINITIONS:
ADR	American Depositary Receipt

5

T. Rowe Price Growth Stock

SCHEDULE OF INVESTMENTS
At September 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (96.8%)
Aerospace (1.0%)
General Dynamics Corp.	58,400	$4,933
Air Transportation (0.9%)
Southwest Airlines Co.	309,100	4,575
Apparel & Accessory Stores (1.2%)
Kohl’s Corp. ‡	103,900	5,957
Beverages (1.3%)
InBev	29,400	2,658
PepsiCo, Inc.	55,400	4,059
Business Services (1.2%)
eBay, Inc. ‡	65,700	2,564
Moody’s Corp.	27,000	1,361
Omnicom Group, Inc.	44,100	2,121
Chemicals & Allied Products (2.1%)
Monsanto Co.	33,500	2,872
Procter & Gamble Co.	85,257	5,997
Reckitt Benckiser PLC	34,442	2,015
Commercial Banks (5.0%)
Anglo Irish Bank Corp. PLC	175,025	3,301
Citigroup, Inc.	107,608	5,022
Erste Bank der Oesterreichischen Sparkassen AG	77,400	5,883
Northern Trust Corp.	50,600	3,353
State Street Corp. †	117,900	8,036
Communication (2.6%)
American Tower Corp.-Class A ‡ †	115,900	5,046
Crown Castle International Corp. ‡	138,600	5,631
Shaw Communications, Inc.-Class B †	99,000	2,459
Communications Equipment (1.8%)
Corning, Inc.	188,400	4,644
Lucent Technologies, Inc. Warrants, Expires 12/10/2007 ‡	394	— ☐
QUALCOMM, Inc.	101,300	4,281
Computer & Data Processing Services (9.5%)
Amdocs, Ltd. ‡	117,300	4,362
Autodesk, Inc. ‡	50,500	2,523
Automatic Data Processing, Inc.	116,800	5,365
CA, Inc.	22	1
Electronic Arts, Inc. ‡	48,300	2,704
Google, Inc.-Class A ‡ †	17,800	10,097
Infosys Technologies, Ltd.	84,400	4,017
Intuit, Inc. ‡	52,900	1,603
Juniper Networks, Inc. ‡	91,400	3,346
Microsoft Corp.	310,400	9,144
TomTom ‡	31,872	2,471
VeriSign, Inc. ‡	76,700	2,588
Computer & Office Equipment (4.0%)
Apple, Inc. ‡	23,600	3,624
Cisco Systems, Inc. ‡	263,000	8,708
Dell, Inc. ‡	70,600	1,949
EMC Corp. ‡	142,100	2,956
HON HAI Precision Industry Co., Ltd., GDR, Reg S	213,840	3,176
Construction (0.8%)
Foster Wheeler, Ltd. ‡	29,000	3,807
Drug Stores & Proprietary Stores (2.6%)
CVS Caremark Corp.	269,505	10,680
Walgreen Co. †	48,800	2,305
Electric Services (0.6%)
AES Corp. (The) ‡	164,500	3,297
Electronic & Other Electric Equipment (4.6%)
General Electric Co.	517,200	21,412
Harman International Industries, Inc.	22,000	1,903
Electronic Components & Accessories (3.5%)
Analog Devices, Inc.	92,800	3,356
ASML Holding NV, ADR ‡ †	75,500	2,481

1

Intel Corp.	87,900	2,273
Marvell Technology Group, Ltd. ‡	251,500	4,117
Maxim Integrated Products, Inc.	105,000	3,082
Xilinx, Inc.	99,700	2,606
Entertainment (0.7%)
International Game Technology	77,900	3,358
Food Stores (0.6%)
Whole Foods Market, Inc. †	57,800	2,830
Furniture & Home Furnishings Stores (0.4%)
Bed Bath & Beyond, Inc. ‡	63,900	2,180
Hardware Stores (0.3%)
Fastenal Co. †	28,900	1,312
Health Services (0.6%)
Laboratory Corp. of America Holdings ‡	37,700	2,949
Hotels & Other Lodging Places (1.5%)
Las Vegas Sands Corp. ‡	17,700	2,362
Marriott International, Inc.-Class A	94,000	4,086
MGM Mirage, Inc. ‡	15,400	1,377
Industrial Machinery & Equipment (2.8%)
Baker Hughes, Inc.	71,100	6,425
Deere & Co.	14,200	2,108
Joy Global, Inc.	29,100	1,480
Schneider Electric SA	32,900	4,145
Instruments & Related Products (2.3%)
Alcon, Inc.	17,600	2,533
Danaher Corp.	109,200	9,032
Insurance (4.6%)
Aetna, Inc.	123,300	6,692
American International Group, Inc.	117,700	7,962
WellPoint, Inc. ‡	110,200	8,697
Insurance Agents, Brokers & Service (0.5%)
Humana, Inc. ‡	35,300	2,467
Leather & Leather Products (0.8%)
Coach, Inc. ‡	85,500	4,042
Life Insurance (0.9%)
Prudential Financial, Inc.	48,500	4,733
Lumber & Other Building Materials (0.7%)
Lowe’s Cos., Inc.	123,000	3,446
Management Services (1.4%)
Accenture, Ltd.-Class A	182,500	7,346
Medical Instruments & Supplies (4.1%)
Becton Dickinson & Co.	37,900	3,110
Covidien, Ltd. ‡	56,400	2,341
Medtronic, Inc.	122,900	6,933
St. Jude Medical, Inc. ‡	52,900	2,331
Stryker Corp.	47,300	3,252
Zimmer Holdings, Inc. ‡	36,000	2,916
Metal Mining (1.9%)
BHP Billiton, Ltd.	168,916	6,659
Freeport-McMoRan Copper & Gold, Inc.	27,000	2,832
Oil & Gas Extraction (4.4%)
EOG Resources, Inc. †	38,700	2,799
Schlumberger, Ltd.	122,100	12,821
Total SA	83,525	6,773
Personal Credit Institutions (0.2%)
Redecard SA ‡	67,900	1,255
Petroleum Refining (1.3%)
Exxon Mobil Corp.	46,290	4,285
Murphy Oil Corp.	34,400	2,404
Pharmaceuticals (5.9%)
Allergan, Inc.	69,000	4,448
Celgene Corp. ‡ †	36,000	2,567
Genentech, Inc. ‡	74,000	5,773
Gilead Sciences, Inc. ‡	135,900	5,554
McKesson Corp.	5,600	329

2

Medco Health Solutions, Inc. ‡	39,700	3,588
Roche Holding AG-Genusschein	25,112	4,538
Schering-Plough Corp.	103,900	3,286
Printing & Publishing (0.8%)
McGraw-Hill Cos., Inc. (The) †	80,200	4,083
Radio & Television Broadcasting (0.9%)
Grupo Televisa SA, Sponsored ADR	70,500	1,704
Naspers, Ltd.	106,400	2,947
Real Estate (0.6%)
DLF, Ltd.	164,000	3,133
Retail Trade (2.9%)
Amazon.com, Inc. ‡	57,900	5,393
Costco Wholesale Corp.	20,800	1,277
Petsmart, Inc.	92,000	2,935
Target Corp.	83,000	5,276
Security & Commodity Brokers (7.6%)
American Express Co.	118,200	7,018
Charles Schwab Corp. (The)	181,000	3,910
CME Group, Inc.	2,400	1,410
Franklin Resources, Inc.	40,600	5,177
Goldman Sachs Group, Inc. (The)	22,700	4,920
Housing Development Finance Corp.	39,154	2,483
Morgan Stanley	63,300	3,988
UBS AG-Registered	176,569	9,462
Telecommunications (4.2%)
America Movil SAB de CV, Series L, ADR †	125,000	8,000
Bharti Televentures ‡	186,829	4,413
Leap Wireless International, Inc. ‡	24,778	2,016
MetroPCS Communications, Inc. ‡ †	44,700	1,219
Rogers Communications, Inc.-Class B †	126,500	5,760
Transportation & Public Utilities (0.9%)
Expedia, Inc. ‡	70,645	2,252
Expeditors International of Washington, Inc.	48,800	2,308
Wholesale Trade Nondurable Goods (0.3%)
SYSCO Corp.	44,800	1,594
Total Common Stocks (cost: $400,786)		491,755

	Principal	Value
SECURITIES LENDING COLLATERAL (6.6%)
Debt (6.3%)
Bank Notes (0.1%)
Wells Fargo
5.45%, due 10/12/2007	220	220
Euro Dollar Overnight (1.4%)
Barclays
5.33%, due 10/04/2007	551	551
BNP Paribas
5.20%, due 10/01/2007	1,433	1,433
Calyon
5.25%, due 10/01/2007	948	948
Fortis Bank
5.25%, due 10/01/2007	1,433	1,433
National Australia Bank
5.19%, due 10/01/2007	771	771
National City Corp.
4.50%, due 10/01/2007	110	110
Svenska Handlesbanken
5.20%, due 10/01/2007	904	904
Toronto Dominion Bank
5.32%, due 10/03/2007	1,102	1,102
Euro Dollar Terms (2.8%)
ABN Amro Bank NV
4.97%, due 10/24/2007	771	771

3

Bank of Montreal
5.52%, due 10/15/2007	220	220
Bank of Nova Scotia
5.54%, due 10/17/2007	331	331
5.34%, due 10/19/2007	551	551
5.00%, due 10/25/2007	331	331
Barclays
5.32%, due 10/09/2007	331	331
5.33%, due 10/15/2007	551	551
5.55%, due 10/15/2007	331	331
BNP Paribas
5.00%, due 10/25/2007	771	771
Canadian Imperial Bank of Commerce
5.34%, due 11/09/2007	1,102	1,102
Dexia Group
5.10%, due 11/05/2007	331	331
Fortis Bank
5.60%, due 10/12/2007	661	661
Nordea Bank Finland PLC (NY Branch)
5.45%, due 10/23/2007	441	441
Rabobank Nederland
4.91%, due 10/03/2007	661	661
5.00%, due 10/04/2007	331	331
Royal Bank of Scotland
5.45%, due 10/19/2007	331	331
5.43%, due 10/26/2007	661	661
5.33%, due 11/07/2007	551	551
Societe Generale
5.32%, due 10/01/2007	551	551
4.95%, due 10/22/2007	441	441
5.12%, due 11/01/2007	551	551
Toronto Dominion Bank
5.32%, due 10/09/2007	1,102	1,102
5.61%, due 10/12/2007	882	882
UBS AG
5.58%, due 10/01/2007	220	220
5.45%, due 10/22/2007	441	441
5.37%, due 11/08/2007	551	551
Repurchase Agreements (2.0%) † †
Credit Suisse First Boston Corp. 5.35%, dated 09/28/2007 to be repurchased at $2,481 on 10/01/2007	2,480	2,480
Merrill Lynch & Co. 4.95%, dated 09/28/2007 to be repurchased at $3,473 on 10/01/2007	3,472	3,472
Morgan Stanley Dean Witter & Co. 4.95%, dated 09/28/2007 to be repurchased at $1,353 on 10/01/2007	1,352	1,352
Morgan Stanley Dean Witter & Co. 5.35%, dated 09/28/2007 to be repurchased at $2,922 on 10/01/2007	2,921	2,921

	Shares	Value
Investment Companies (0.3%)
Reserve Primary Money Market Fund
1-day yield of 5.38%	1,731,723	1,732
Total Securities Lending Collateral (cost: $33,426)		33,426

Total Investment Securities (cost: $434,212) #		$525,181

4

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.

†	At September 30, 2007, all or a portion of this security is on loan. The value at September 30, 2007, of all securities on loan is $32,458.

† †

Cash collateral for the Repurchase Agreements, valued at $10,453, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.75% and 10/04/2007 - 12/01/2096, respectively.

☐	Value is less than $1.

#

Aggregate cost for federal income tax purposes is $435,490.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $94,652 and $4,961, respectively.  Net unrealized appreciation for tax purposes is $89,691.

DEFINITIONS:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

5

T. Rowe Price Small Cap

SCHEDULE OF INVESTMENTS
At September 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (99.2%)
Air Transportation (0.2%)
Skywest, Inc.	18,500	$466
Amusement & Recreation Services (0.6%)
WMS Industries, Inc. ‡ †	48,150	1,594
Apparel & Accessory Stores (0.6%)
Aeropostale, Inc. ‡	25,950	495
Charlotte Russe Holding, Inc. ‡	26,600	389
Citi Trends, Inc. ‡ †	1,800	39
Dress Barn, Inc. ‡	19,300	328
Jos. A. Bank Clothiers, Inc. ‡ †	8,700	291
Apparel Products (1.6%)
Columbia Sportswear Co. †	11,300	625
Guess ?, Inc.	13,600	667
Gymboree Corp. ‡ †	41,900	1,477
Hanesbrands, Inc. ‡	25,600	718
Warnaco Group (The), Inc. ‡	18,900	738
Automotive Dealers (0.4%)
O’Reilly Automotive, Inc. ‡	28,900	966
Beverages (0.7%)
Boston Beer Co., Inc.-Class A ‡	22,100	1,075
Hansen Natural Corp. ‡	12,900	731
Business Services (2.5%)
Administaff, Inc.	14,400	523
ChoicePoint, Inc. ‡	20,900	793
Computer Programs & Systems, Inc.	14,900	393
Forrester Research, Inc. ‡	4,700	111
Heartland Payment Systems, Inc. †	20,900	537
Heidrick & Struggles International, Inc. ‡	11,000	401
inVentiv Health, Inc. ‡	16,800	736
Korn/Ferry International ‡	18,000	297
MoneyGram International, Inc.	11,400	258
Sotheby’s Holdings-Class A †	15,200	726
ValueClick, Inc. ‡	38,700	869
Visual Sciences, Inc. ‡	26,700	386
Wind River Systems ‡	38,000	447
Chemicals & Allied Products (2.0%)
Alberto-Culver Co.	34,200	848
CF Industries Holdings, Inc.	11,300	858
Church & Dwight Co., Inc. †	23,600	1,110
Nalco Holding Co.	50,700	1,503
Scotts Miracle-Gro Co. (The)-Class A †	17,500	748
USEC, Inc. ‡ †	19,000	195
Commercial Banks (1.1%)
Boston Private Financial Holdings, Inc. †	17,200	479
East-West Bancorp, Inc.	22,100	795
Pinnacle Financial Partners, Inc. ‡ †	7,500	216
SVB Financial Group ‡ †	10,800	511
UCBH Holdings, Inc.	49,300	862
Communication (2.1%)
Foundry Networks, Inc. ‡	46,100	819
Global Payments, Inc.	27,620	1,221
j2 Global Communications, Inc. ‡	27,000	884
SBA Communications Corp. ‡	62,800	2,216
Syniverse Holdings, Inc. ‡	22,600	359
Communications Equipment (1.1%)
Comtech Telecommunications Corp. ‡	23,500	1,257
Plantronics, Inc.	15,900	454
Polycom, Inc. ‡	28,812	774
Standard Microsystems Corp. ‡	9,300	357
Computer & Data Processing Services (10.7%)
Actuate Corp. ‡	90,900	586
Ansoft Corp. ‡	23,900	788
Ansys, Inc. ‡	32,200	1,100

1

Avocent Corp. ‡	17,050	496
CACI International, Inc.-Class A ‡	18,400	940
Cerner Corp. ‡ †	15,000	897
CNET Networks, Inc. ‡ †	94,500	704
Cybersource Corp. ‡ †	61,200	715
DealerTrack Holdings, Inc. ‡	16,900	708
Digital River, Inc. ‡	18,800	841
Epicor Software Corp. ‡	36,700	505
F5 Networks, Inc. ‡	47,100	1,752
Factset Research Systems, Inc.	22,950	1,573
Fair Isaac Corp. †	28,634	1,034
Global Cash Access, Inc. ‡	13,300	141
IHS, Inc.-Class A ‡	13,000	734
Informatica Corp. ‡	107,800	1,692
Interactive Data Corp.	13,900	392
Jack Henry & Associates, Inc.	20,300	525
Kenexa Corp. ‡	30,300	933
MicroStrategy, Inc.-Class A ‡	3,800	301
MTC Technologies, Inc. ‡	12,500	241
NCI, Inc.-Class A ‡	69,200	1,309
Parametric Technology Corp. ‡	19,800	345
Perot Systems Corp.-Class A ‡	57,400	971
Quest Software, Inc. ‡ †	36,000	618
RightNow Technologies, Inc. ‡ †	59,900	964
SINA Corp. ‡	10,900	522
SPSS, Inc. ‡	18,200	749
SRA International, Inc.-Class A ‡	28,900	812
Synopsys, Inc. ‡	22,600	612
Taleo Corp.-Class A ‡	46,300	1,176
THQ, Inc. ‡ †	29,900	747
TIBCO Software, Inc. ‡	54,600	403
Websense, Inc. ‡	48,200	951
Computer & Office Equipment (0.5%)
Micros Systems, Inc. ‡	13,900	904
Palm, Inc. ‡ †	29,700	483
Construction (1.7%)
Chemed Corp.	16,100	1,001
Dycom Industries, Inc. ‡	13,100	401
Foster Wheeler, Ltd. ‡	11,600	1,523
Perini Corp. ‡	7,800	436
Quanta Services, Inc. ‡ †	39,476	1,044
Department Stores (0.2%)
Saks, Inc.	26,700	458
Educational Services (1.5%)
DeVry, Inc.	26,800	992
ITT Educational Services, Inc. ‡	24,800	3,018
Electric, Gas & Sanitary Services (1.5%)
Stericycle, Inc. ‡	43,200	2,469
Waste Connections, Inc. ‡	41,525	1,319
Electronic & Other Electric Equipment (1.2%)
Ametek, Inc.	29,800	1,288
Genlyte Group, Inc. ‡	9,600	617
Thomas & Betts Corp. ‡	20,500	1,202
Electronic Components & Accessories (6.4%)
Advanced Energy Industries, Inc. ‡	46,300	699
ATMI, Inc. ‡	19,500	580
Ceradyne, Inc. ‡	27,700	2,098
Cymer, Inc. ‡	26,500	1,017
Dolby Laboratories, Inc.-Class A ‡	27,200	947
Exar Corp. ‡	26,500	346
Integrated Device Technology, Inc. ‡	67,520	1,045
Intersil Corp.-Class A	28,460	951
Micrel, Inc.	49,700	537
ON Semiconductor Corp. ‡	189,200	2,376
Pericom Semiconductor Corp. ‡	24,600	288

2

PMC-Sierra, Inc. ‡ †	42,100	353
Semtech Corp. ‡	51,700	1,059
Spansion LLC-Class A ‡ †	32,300	273
TTM Technologies, Inc. ‡	43,200	500
Varian Semiconductor Equipment Associates, Inc. ‡	51,125	2,736
Verigy, Ltd. ‡	9,700	240
Virage Logic Corp. ‡	62,900	467
Fabricated Metal Products (0.0%)
Simpson Manufacturing Co., Inc. †	3,000	96
Food & Kindred Products (0.4%)
Hercules, Inc.	33,800	710
Ralcorp Holdings, Inc. ‡	5,800	324
Food Stores (0.2%)
Pantry, Inc. (The) ‡	16,000	410
Furniture & Fixtures (0.3%)
Tempur-Pedic International, Inc. †	21,200	758
Furniture & Home Furnishings Stores (0.1%)
Knoll, Inc.	10,800	192
Health Services (2.3%)
Amedisys, Inc. ‡	14,066	540
Edwards Lifesciences Corp. ‡	22,700	1,119
Gentiva Health Services, Inc. ‡	25,400	488
Healthways, Inc. ‡ †	6,900	372
Human Genome Sciences, Inc. ‡ †	21,200	218
LCA-Vision, Inc. †	6,400	188
LifePoint Hospitals, Inc. ‡	14,800	444
Pediatrix Medical Group, Inc. ‡	19,700	1,289
Psychiatric Solutions, Inc. ‡	23,800	935
Sunrise Senior Living, Inc. ‡ †	13,200	467
Holding & Other Investment Offices (1.3%)
Affiliated Managers Group ‡ †	23,100	2,945
Essex Property Trust, Inc. REIT	1,800	212
PS Business Parks, Inc. REIT	2,100	119
Hotels & Other Lodging Places (0.6%)
Choice Hotels International, Inc.	12,000	452
Monarch Casino & Resort, Inc. ‡	12,800	364
Orient-Express Hotels, Ltd.	12,200	625
Industrial Machinery & Equipment (6.2%)
Actuant Corp.-Class A	39,900	2,592
Bucyrus International, Inc.-Class A †	6,100	445
Dresser-Rand Group, Inc. ‡	29,300	1,251
Entegris, Inc. ‡ †	70,200	609
Gardner Denver, Inc. ‡	14,600	569
Graco, Inc.	19,500	763
Intermec, Inc. ‡	11,900	311
Kaydon Corp. †	25,500	1,326
Kennametal, Inc.	6,200	521
Manitowoc Co.	46,800	2,072
Middleby Corp. ‡ †	8,800	568
NATCO Group, Inc.-Class A ‡	9,800	507
Oil States International, Inc. ‡ †	48,200	2,328
RBC Bearings, Inc. ‡	18,700	717
Toro Co.	24,700	1,453
Instruments & Related Products (4.8%)
Cohu, Inc.	27,500	516
Dionex Corp. ‡	3,950	314
DRS Technologies, Inc. †	10,910	601
FLIR Systems, Inc. ‡ †	47,100	2,609
Fossil, Inc. ‡ †	18,212	680
II-VI, Inc. ‡	30,500	1,053
Illumina, Inc. ‡ †	18,400	955
ION Geophysical Corp. ‡ †	42,300	585
Itron, Inc. ‡ †	9,100	847
Mettler Toledo International, Inc. ‡	14,000	1,428
Teledyne Technologies, Inc. ‡	18,900	1,009

3

United Industrial Corp./New York †	14,400	1,084
Varian, Inc. ‡	10,200	649
Insurance (2.5%)
Centene Corp. ‡ †	26,900	579
HCC Insurance Holdings, Inc.	34,700	994
HealthExtras, Inc. ‡	18,600	518
Healthspring, Inc. ‡	18,900	369
Max Capital Group, Ltd.	22,600	634
Philadelphia Consolidated Holding Corp. ‡	22,500	930
Stancorp Financial Group, Inc.	23,600	1,168
WellCare Health Plans, Inc. ‡	11,000	1,160
Leather & Leather Products (0.3%)
Iconix Brand Group, Inc. ‡ †	37,200	885
Lumber & Other Building Materials (0.1%)
Beacon Roofing Supply, Inc. ‡ †	21,900	224
Management Services (1.2%)
Corporate Executive Board Co. †	20,600	1,529
Navigant Consulting, Inc. ‡ †	15,600	197
Resources Connection, Inc. †	57,900	1,340
Medical Instruments & Supplies (4.5%)
American Medical Systems Holdings, Inc. ‡ †	35,100	595
Cyberoptics Corp. ‡	61,900	761
Hologic, Inc. ‡ †	27,700	1,690
Integra LifeSciences Holdings Corp. ‡ †	8,000	389
Kyphon, Inc. ‡	29,300	2,051
Mentor Corp. †	12,700	585
Orbotech, Ltd. ‡	27,200	572
Resmed, Inc. ‡	23,600	1,012
Respironics, Inc. ‡	31,700	1,523
Stereotaxis, Inc. ‡ †	13,100	181
Steris Corp.	16,900	462
Techne Corp. ‡	18,300	1,154
Thoratec Corp. ‡ †	31,900	660
Metal Cans & Shipping Containers (0.5%)
Crown Holdings, Inc. ‡	57,200	1,302
Metal Mining (0.5%)
Cleveland-Cliffs, Inc. †	13,400	1,179
Mining (0.7%)
Foundation Coal Holdings, Inc.	22,600	886
Penn Virginia Corp.	21,000	924
Motion Pictures (0.4%)
Avid Technology, Inc. ‡ †	8,879	240
Macrovision Corp. ‡	28,900	712
Oil & Gas Extraction (6.1%)
Atwood Oceanics, Inc. ‡	11,000	842
Bill Barrett Corp. ‡ †	16,100	634
Cabot Oil & Gas Corp.	46,700	1,642
Denbury Resources, Inc. ‡	34,800	1,555
Global Industries, Ltd. ‡	57,600	1,484
Helix Energy Solutions Group, Inc. ‡ †	36,400	1,546
Helmerich & Payne, Inc.	29,300	962
Hercules Offshore, Inc. ‡ †	19,033	497
Mariner Energy, Inc. ‡	34,218	709
Plains Exploration & Production Co. ‡	16,000	708
Range Resources Corp.	18,000	732
SEACOR Holdings, Inc. ‡	6,500	618
Superior Energy Services, Inc. ‡	29,500	1,045
Tetra Technologies, Inc. ‡	53,900	1,139
Unit Corp. ‡	8,000	387
W-H Energy Services, Inc. ‡	18,400	1,357
Paperboard Containers & Boxes (0.2%)
Greif, Inc.-Class A	7,000	425
Personal Credit Institutions (0.1%)
Advanta Corp.-Class B	12,950	355

4

Personal Services (0.2%)
Steiner Leisure, Ltd. ‡	9,300	404
Petroleum Refining (0.5%)
Frontier Oil Corp.	34,300	1,428
Pharmaceuticals (8.0%)
Alexion Pharmaceuticals, Inc. ‡ †	15,100	984
Alkermes, Inc. ‡ †	33,000	607
BioMarin Pharmaceuticals, Inc. ‡	32,900	819
Chattem, Inc. ‡ †	9,500	670
Cubist Pharmaceuticals, Inc. ‡	14,300	302
Herbalife, Ltd.	15,600	709
IDEXX Laboratories, Inc. ‡	10,900	1,195
Immucor, Inc. ‡	41,500	1,484
InterMune, Inc. ‡ †	5,300	101
Invitrogen Corp. ‡	17,700	1,447
Martek Biosciences Corp. ‡ †	10,300	299
Medarex, Inc. ‡ †	29,300	415
Medicines Co. ‡	30,400	541
Medicis Pharmaceutical Corp.-Class A †	42,900	1,309
Meridian Bioscience, Inc.	49,350	1,496
MGI PHARMA, Inc. ‡ †	11,800	328
Myriad Genetics, Inc. ‡ †	13,700	714
NBTY, Inc. ‡	20,800	844
Neurocrine Biosciences, Inc. ‡ †	9,700	97
Noven Pharmaceuticals, Inc. ‡	41,200	656
Onyx Pharmaceuticals, Inc. ‡ †	15,000	653
OSI Pharmaceuticals, Inc. ‡ †	16,000	544
PAREXEL International Corp. ‡	9,400	388
PDL BioPharma, Inc. ‡	57,600	1,245
Pharmion Corp. ‡	8,300	383
Rigel Pharmaceuticals, Inc. ‡	31,800	300
Sciele Pharma, Inc. ‡ †	13,900	362
Theravance, Inc. ‡ †	14,200	370
United Therapeutics Corp. ‡ †	4,900	326
Valeant Pharmaceuticals International ‡	36,500	565
Viropharma, Inc. ‡ †	18,100	161
Xenoport, Inc. ‡	9,000	423
Primary Metal Industries (1.8%)
Carpenter Technology Corp.	4,100	533
CommScope, Inc. ‡	20,100	1,010
General Cable Corp. ‡ †	17,900	1,201
Matthews International Corp.-Class A †	15,800	692
Steel Dynamics, Inc.	28,300	1,322
Printing & Publishing (0.2%)
John Wiley & Sons, Inc.-Class A	11,900	535
Radio, Television & Computer Stores (0.6%)
GameStop Corp.-Class A ‡	25,800	1,454
Real Estate (0.4%)
Jones Lang Lasalle, Inc.	9,100	935
Research & Testing Services (2.7%)
Advisory Board Co. (The) ‡	25,300	1,479
Core Laboratories NV ‡	14,600	1,860
DeCODE Genetics, Inc. ‡ †	48,300	168
Exelixis, Inc. ‡	30,700	325
Gen-Probe, Inc. ‡	28,800	1,918
Incyte Corp. ‡ †	57,700	413
iRobot Corp. ‡ †	15,400	306
Regeneron Pharmaceuticals, Inc. ‡	7,700	137
Senomyx, Inc. ‡ †	39,900	489
Restaurants (1.9%)
Applebees International, Inc.	31,900	794
BJ’s Restaurants, Inc. ‡ †	47,900	1,008
CEC Entertainment, Inc. ‡	16,100	433
Cheesecake Factory (The) ‡ †	11,700	275
PF Chang’s China Bistro, Inc. ‡ †	12,200	361
Rare Hospitality International, Inc. ‡ †	27,875	1,062

5

Sonic Corp. ‡	47,643	1,115
Retail Trade (3.2%)
AC Moore Arts & Crafts, Inc. ‡	48,400	763
Blue Nile, Inc. ‡ †	10,600	998
Coldwater Creek, Inc. ‡ †	59,450	646
Hibbett Sports, Inc. ‡ †	34,300	851
Marvel Entertainment, Inc. ‡ †	19,200	450
MSC Industrial Direct Co.-Class A	18,200	921
Nutri/System, Inc. ‡ †	11,300	530
priceline.com, Inc. ‡ †	19,100	1,695
Zumiez, Inc. ‡ †	33,100	1,469
Rubber & Misc. Plastic Products (0.5%)
Deckers Outdoor Corp. ‡ †	4,500	494
Jarden Corp. ‡	28,100	869
Security & Commodity Brokers (1.5%)
Cohen & Steers, Inc. †	6,700	248
GFI Group, Inc. ‡	4,900	422
Greenhill & Co., Inc. †	21,000	1,282
International Securities Exchange Holdings, Inc. †	13,100	871
Knight Capital Group, Inc.-Class A ‡	21,200	254
optionsXpress Holdings, Inc. †	18,000	471
Penson Worldwide, Inc. ‡	12,400	229
Shoe Stores (0.1%)
DSW, Inc.-Class A ‡ †	6,000	151
Social Services (0.6%)
Bright Horizons Family Solutions, Inc. ‡	34,400	1,474
Stone, Clay & Glass Products (0.6%)
Eagle Materials, Inc. †	17,000	608
Gentex Corp. †	44,300	950
Telecommunications (2.0%)
Adtran, Inc.	27,300	629
Cbeyond Communications, Inc. ‡ †	12,600	514
Dobson Communications Corp.-Class A ‡	43,100	551
Leap Wireless International, Inc. ‡	22,600	1,839
NeuStar, Inc.-Class A ‡ †	21,500	737
Time Warner Telecom, Inc.-Class A ‡	39,800	874
Transportation & Public Utilities (0.9%)
HUB Group, Inc.-Class A ‡	10,600	318
Pacer International, Inc.	14,200	271
UTI Worldwide, Inc.	73,900	1,698
Transportation Equipment (0.9%)
FreightCar America, Inc.	5,000	191
Polaris Industries, Inc. †	14,300	624
Thor Industries, Inc. †	21,600	972
Wabtec Corp.	17,400	652
Trucking & Warehousing (0.4%)
Landstar System, Inc.	15,700	659
Old Dominion Freight Line, Inc. ‡	14,575	349
Water Transportation (0.1%)
Horizon Lines, Inc.-Class A	11,800	360
Wholesale Trade Durable Goods (1.2%)
Cytyc Corp. ‡	43,200	2,058
Pool Corp. †	22,787	569
PSS World Medical, Inc. ‡	25,500	488
Wholesale Trade Nondurable Goods (1.0%)
SunOpta, Inc. ‡	26,900	390
Terra Industries, Inc. ‡ †	29,500	922
Tractor Supply Co. ‡ †	23,900	1,102
United Natural Foods, Inc. ‡	11,400	310
Total Common Stocks (cost: $212,007)		256,774

6

	Principal	Value
SECURITIES LENDING COLLATERAL (24.7%)
Debt (23.4%)
Bank Notes (0.1%)
Wells Fargo
5.45%, due 10/12/2007	422	422
Euro Dollar Overnight (5.4%)
Barclays
5.33%, due 10/04/2007	1,056	1,056
BNP Paribas
5.20%, due 10/01/2007	2,745	2,745
Calyon
5.25%, due 10/01/2007	1,816	1,816
Fortis Bank
5.25%, due 10/01/2007	2,745	2,745
National Australia Bank
5.19%, due 10/01/2007	1,478	1,478
National City Corp.
4.50%, due 10/01/2007	211	211
Svenska Handlesbanken
5.20%, due 10/01/2007	1,732	1,732
Toronto Dominion Bank
5.32%, due 10/03/2007	2,112	2,112
Euro Dollar Terms (10.3%)
ABN Amro Bank NV
4.97%, due 10/24/2007	1,478	1,478
Bank of Montreal
5.52%, due 10/15/2007	422	422
Bank of Nova Scotia
5.54%, due 10/17/2007	634	634
5.34%, due 10/19/2007	1,056	1,056
5.00%, due 10/25/2007	634	634
Barclays
5.32%, due 10/09/2007	634	634
5.33%, due 10/15/2007	1,056	1,056
5.55%, due 10/15/2007	634	634
BNP Paribas
5.00%, due 10/25/2007	1,478	1,478
Canadian Imperial Bank of Commerce
5.34%, due 11/09/2007	2,112	2,112
Dexia Group
5.10%, due 11/05/2007	634	634
Fortis Bank
5.60%, due 10/12/2007	1,267	1,267
Nordea Bank Finland PLC (NY Branch)
5.45%, due 10/23/2007	845	845
Rabobank Nederland
4.91%, due 10/03/2007	1,267	1,267
5.00%, due 10/04/2007	634	634
Royal Bank of Scotland
5.45%, due 10/19/2007	634	634
5.43%, due 10/26/2007	1,267	1,267
5.33%, due 11/07/2007	1,056	1,056
Societe Generale
5.32%, due 10/01/2007	1,056	1,056
4.95%, due 10/22/2007	845	845
5.12%, due 11/01/2007	1,056	1,056
Toronto Dominion Bank
5.32%, due 10/09/2007	2,112	2,112
5.61%, due 10/12/2007	1,690	1,690
UBS AG
5.58%, due 10/01/2007	422	422
5.45%, due 10/22/2007	845	845
5.37%, due 11/08/2007	1,056	1,056

7

Repurchase Agreements (7.6%) † †
Credit Suisse First Boston Corp. 5.35%, dated 09/28/2007 to be repurchased at $4,754 on 10/01/2007	4,752	4,752
Merrill Lynch & Co. 4.95%, dated 09/28/2007 to be repurchased at $6,655 on 10/01/2007	6,653	6,653
Morgan Stanley Dean Witter & Co. 4.95%, dated 09/28/2007 to be repurchased at $2,593 on 10/01/2007	2,592	2,592
Morgan Stanley Dean Witter & Co. 5.35%, dated 09/28/2007 to be repurchased at $5,599 on 10/01/2007	5,597	5,597

	Shares	Value
Investment Companies (1.3%)
Reserve Primary Money Market Fund
1-day yield of 5.38%	3,318,481	3,318
Total Securities Lending Collateral (cost: $64,053)		64,053

Total Investment Securities (cost: $276,060) #		$320,827

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.

†	At September 30, 2007, all or a portion of this security is on loan. The value at September 30, 2007, of all securities on loan is $61,880.

† †

Cash collateral for the Repurchase Agreements, valued at $20,032, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.75% and 10/04/2007 - 12/01/2096, respectively.

#

Aggregate cost for federal income tax purposes is $278,089.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $54,200 and $11,462, respectively.  Net unrealized appreciation for tax purposes is $42,738.

DEFINITIONS:
REIT	Real Estate Investment Trust

8

Templeton Transamerica Global

SCHEDULE OF INVESTMENTS

At September 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS ( 98.2%)
Australia (0.7%)
National Australia Bank, Ltd.	131,727	$4,629
Austria (0.5%)
Telekom Austria AG	122,840	3,206
Brazil (1.1%)
Cia Vale do Rio Doce, ADR	118,720	4,028
Empresa Brasileira de Aeronautica SA, ADR	75,590	3,320
Canada (2.9%)
Jean Coutu Group, Inc.-Class A	206,500	2,753
Research In Motion, Ltd. ‡	106,000	10,446
Suncor Energy, Inc. †	60,000	5,689
Cayman Islands (0.6%)
ACE, Ltd.	61,040	3,697
Denmark (0.6%)
Vestas Wind Systems A/S ‡	46,890	3,695
Finland (1.0%)
Stora Enso Oyj-Class R	193,910	3,767
UPM-Kymmene Oyj	121,460	2,930
France (6.2%)
Accor SA	25,530	2,261
AXA	116,760	5,211
France Telecom SA	178,680	5,969
Michelin (C.G.D.E.)-Class B	37,594	5,041
Sanofi-Aventis	57,895	4,889
Suez SA, ADR †	63,300	3,718
Thomson Multimedia SA	143,540	2,180
Thomson, Sponsored ADR	62,840	958
Total SA	82,678	6,704
Vivendi Universal SA	79,020	3,326
Germany (6.2%)
Bayerische Motoren Werke AG	69,360	4,461
Celesio AG	60,270	3,794
DaimlerChrysler AG †	87,000	8,717
Deutsche Post AG	179,890	5,219
E.ON AG, ADR †	77,460	4,754
Infineon Technologies AG ‡	269,100	4,627
Muenchener Rueckversicherungs AG	12,400	2,377
Siemens AG	45,920	6,297
Hong Kong (0.8%)
Cheung Kong Holdings, Ltd.	187,000	3,086
Hutchison Whampoa, Ltd.	186,000	1,991
Israel (0.5%)
Check Point Software Technologies, Ltd. ‡	123,835	3,118
Italy (2.0%)
ENI SpA, ADR †	65,505	4,832
Mediaset SpA	395,514	4,072
UniCredito Italiano SpA	491,147	4,192
Japan (4.7%)
Aiful Corp. †	97,150	1,520
FUJIFILM Holdings Corp.	54,300	2,507
Hitachi, Ltd.	205,000	1,364
Konica Minolta Holdings, Inc.	222,500	3,767
Mabuchi Motor Co., Ltd.	37,100	2,416
Mitsubishi UFJ Financial Group, Inc., ADR †	126,400	1,148
Nintendo Co., Ltd.	8,800	4,575
Olympus Corp.	63,300	2,598
Promise Co., Ltd. †	79,000	1,923
Sompo Japan Insurance, Inc.	201,000	2,303
Sony Corp., ADR	32,890	1,581
Takeda Pharmaceutical Co., Ltd.	32,900	2,311
USS Co., Ltd.	35,670	2,342
Mexico (0.2%)

1

Telefonos de Mexico SA de CV-Class L, ADR	47,420	1,559
Netherland Antilles (1.3%)
Schlumberger, Ltd.	77,000	8,085
Netherlands (2.6%)
ING Groep NV	105,910	4,689
ING Groep NV, ADR	17,960	796
Koninklijke Philips Electronics NV	106,200	4,780
Reed Elsevier NV	242,170	4,587
Vedior NV	101,110	2,219
Norway (1.2%)
Telenor ASA ‡	375,280	7,475
Portugal (0.4%)
Portugal Telecom SGPS SA	179,050	2,503
Singapore (1.7%)
DBS Group Holdings, Ltd.	300,000	4,365
DBS Group Holdings, Ltd., ADR	5,190	302
Flextronics International, Ltd. ‡	153,530	1,716
Singapore Telecommunications, Ltd.	1,774,000	4,804
South Africa (0.6%)
Sasol, Ltd., Sponsored ADR †	82,500	3,547
South Korea (1.9%)
Kookmin Bank, ADR	25,790	2,115
Korea Electric Power Corp., ADR †	73,030	1,691
KT Corp., ADR	125,545	3,145
Samsung Electronics Co., Ltd., GDR-144A	16,150	5,067
Spain (1.9%)
Banco Santander SA	211,736	4,104
Iberdrola SA	29,633	1,736
Telefonica SA	222,547	6,213
Sweden (1.2%)
Nordic Baltic Holding, FDR	203,350	3,531
Securitas AB-Class B	109,010	1,432
Securitas Systems AB-Class B	109,010	401
Svenska Cellulosa AB-Class B	144,510	2,686
Switzerland (3.0%)
Lonza Group AG	47,580	5,173
Nestle SA, ADR	38,840	4,347
Novartis AG, ADR †	69,520	3,821
Swiss Reinsurance †	26,690	2,369
UBS AG-Registered	63,820	3,418
Taiwan (0.5%)
Chunghwa Telecom Co., Ltd., ADR †	146,185	2,701
Lite-On Technology Corp., GDR	30,550	477
Turkey (0.6%)
Turkcell Iletisim Hizmetleri AS, ADR	170,710	3,633
United Kingdom (11.5%)
Aviva PLC	277,440	4,160
BAE Systems PLC	634,180	6,376
BP PLC, Sponsored ADR	88,370	6,128
British Sky Broadcasting PLC	302,790	4,287
Cadbury Schweppes PLC	190,000	2,195
Compass Group PLC	856,890	5,272
G4S PLC	907,990	3,737
GlaxoSmithKline PLC	188,207	4,973
HSBC Holdings PLC	143,692	2,648
HSBC Holdings PLC, ADR †	8,440	782
Kingfisher PLC	328,470	1,197
Kingfisher PLC, Sponsored ADR	196,100	1,429
Pearson PLC	194,220	2,997
Rentokil Initial PLC	856,290	2,912
Rolls-Royce Group PLC ‡	420,930	4,481
Royal Bank of Scotland Group PLC	414,710	4,436
Royal Dutch Shell PLC-Class B	149,842	6,142
Unilever PLC	107,594	3,387
Vodafone Group PLC	1,824,401	6,560

2

United States (41.8%)
Allergan, Inc.	154,000	9,928
American Express Co.	180,000	10,687
American International Group, Inc.	140,000	9,471
Ameriprise Financial, Inc.	156,000	9,845
Apple, Inc. ‡	144,000	22,110
AT&T, Inc.	150,000	6,346
Boeing Co. (The)	74,400	7,811
Caterpillar, Inc.	115,000	9,019
CME Group, Inc. †	25,000	14,684
Electronic Arts, Inc. ‡	150,000	8,398
Expeditors International of Washington, Inc.	190,000	8,987
General Electric Co.	230,000	9,522
Gilead Sciences, Inc. ‡	160,000	6,539
Google, Inc.-Class A ‡	20,000	11,345
Interpublic Group of Cos., Inc. ‡	1	-☐
Jacobs Engineering Group, Inc. ‡	192,000	14,511
Johnson Controls, Inc.	77,100	9,106
Las Vegas Sands Corp. ‡ †	14,000	1,868
Marriott International, Inc.-Class A	185,000	8,042
McGraw-Hill Cos., Inc. (The)	205,000	10,437
Microsoft Corp.	206,000	6,069
Nordstrom, Inc. †	150,000	7,033
PACCAR, Inc.	100,000	8,525
Praxair, Inc.	150,000	12,564
QUALCOMM, Inc.	150,000	6,339
Raytheon Co.	70,000	4,467
State Street Corp.	120,000	8,179
T. Rowe Price Group, Inc.	82,000	4,567
Tyco Electronics, Ltd.	225,000	7,972
Varian Medical Systems, Inc. ‡	100,000	4,189
Walgreen Co.	144,000	6,803
Zimmer Holdings, Inc. ‡	55,000	4,454
Total Common Stocks (cost: $473,893)		633,712

	Principal	Value
SECURITIES LENDING COLLATERAL ( 7.7%)
Debt (7.3%)
Bank Notes (0.0%)
Wells Fargo
5.45%, due 10/12/2007	330	330
Euro Dollar Overnight (1.7%)
Barclays
5.33%, due 10/04/2007	825	825
BNP Paribas
5.20%, due 10/01/2007	2,144	2,144
Calyon
5.25%, due 10/01/2007	1,418	1,418
Fortis Bank
5.25%, due 10/01/2007	2,144	2,144
National Australia Bank
5.19%, due 10/01/2007	1,154	1,154
National City Corp.
4.50%, due 10/01/2007	165	165
Svenska Handlesbanken
5.20%, due 10/01/2007	1,352	1,352
Toronto Dominion Bank
5.32%, due 10/03/2007	1,649	1,649
Euro Dollar Terms (3.2%)
ABN Amro Bank NV
4.97%, due 10/24/2007	1,154	1,154
Bank of Montreal
5.52%, due 10/15/2007	330	330
Bank of Nova Scotia
5.54%, due 10/17/2007	495	495

3

5.34%, due 10/19/2007	825	825
5.00%, due 10/25/2007	495	495
Barclays
5.32%, due 10/09/2007	495	495
5.33%, due 10/15/2007	825	825
5.55%, due 10/15/2007	495	495
BNP Paribas
5.00%, due 10/25/2007	1,155	1,155
Canadian Imperial Bank of Commerce
5.34%, due 11/09/2007	1,649	1,649
Dexia Group
5.10%, due 11/05/2007	495	495
Fortis Bank
5.60%, due 10/12/2007	990	990
Nordea Bank Finland PLC (NY Branch)
5.45%, due 10/23/2007	660	660
Rabobank Nederland
4.91%, due 10/03/2007	990	990
5.00%, due 10/04/2007	495	495
Royal Bank of Scotland
5.45%, due 10/19/2007	495	495
5.43%, due 10/26/2007	990	990
5.33%, due 11/07/2007	825	825
Societe Generale
5.32%, due 10/01/2007	825	825
4.95%, due 10/22/2007	660	660
5.12%, due 11/01/2007	825	825
Toronto Dominion Bank
5.32%, due 10/09/2007	1,649	1,649
5.61%, due 10/12/2007	1,319	1,319
UBS AG
5.58%, due 10/01/2007	330	330
5.45%, due 10/22/2007	660	660
5.37%, due 11/08/2007	825	825
Repurchase Agreements (2.4%) † †
Credit Suisse First Boston Corp. 5.35%, dated 09/28/2007 to be repurchased at $3,713
on 10/01/2007	3,711	3,711
Merrill Lynch & Co. 4.95%, dated 09/28/2007 to be repurchased at $5,198
on 10/01/2007	5,196	5,196
Morgan Stanley Dean Witter & Co. 4.95%, dated 09/28/2007 to be repurchased at $2,025
on 10/01/2007	2,024	2,024
Morgan Stanley Dean Witter & Co. 5.35%, dated 09/28/2007 to be repurchased at $4,373
on 10/01/2007	4,371	4,371

	Shares	Value
Investment Companies (0.4%)
Reserve Primary Money Market Fund
1-day yield of 5.38%	2,591,776	2,592
Total Securities Lending Collateral (cost: $50,026)		50,026
Total Investment Securities (cost: $523,919) #		$683,738

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.

†	At September 30, 2007, all or a portion of this security is on loan. The value at September 30, 2007, of all securities on loan is $48,744.

4

††

Cash collateral for the Repurchase Agreements, valued at $15,645, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.75% and 10/04/2007 - 12/01/2096, respectively.

☐	Value is less than $1.

#

Aggregate cost for federal income tax purposes is $527,286. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $163,527 and $7,075, respectively. Net unrealized appreciation for tax purposes is $156,452.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities aggregated $5,067 or 0.8% of the net assets of the Fund.

ADR	American Depositary Receipt
FDR	Finnish Depositary Receipt
GDR	Global Depositary Receipt
SGPS	Sociedade Gestora de Participações Socialis (Holding Enterprise)

5

Templeton Transamerica Global

SCHEDULE OF INVESTMENTS

September 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Percentage of
	Net Assets	Value
INVESTMENTS BY INDUSTRY:
Telecommunications	8.1%	$51,611
Security & Commodity Brokers	6.7%	43,200
Commercial Banks	6.3%	40,430
Pharmaceuticals	5.6%	36,256
Computer & Data Processing Services	4.5%	28,931
Insurance	3.8%	24,378
Computer & Office Equipment	3.7%	23,951
Oil & Gas Extraction	3.6%	23,168
Aerospace	3.4%	21,988
Automotive	3.4%	21,704
Electronic Components & Accessories	3.3%	21,511
Communications Equipment	3.2%	20,869
Petroleum Refining	2.8%	17,959
Chemicals & Allied Products	2.7%	17,737
Business Services	2.6%	16,997
Electronic & Other Electric Equipment	2.5%	16,355
Printing & Publishing	2.3%	15,024
Engineering & Management Services	2.2%	14,511
Transportation & Public Utilities	2.2%	14,206
Instruments & Related Products	2.1%	13,339
Hotels & Other Lodging Places	1.9%	12,170
Life Insurance	1.7%	10,695
Radio & Television Broadcasting	1.6%	10,396
Food & Kindred Products	1.5%	9,929
Drug Stores & Proprietary Stores	1.5%	9,556
Furniture & Fixtures	1.4%	9,106
Industrial Machinery & Equipment	1.4%	9,019
Medical Instruments & Supplies	1.3%	8,643
Electric Services	1.3%	8,181
Apparel & Accessory Stores	1.1%	7,033
Paper & Allied Products	1.0%	6,697
Restaurants	0.8%	5,272
Electrical Goods	0.8%	5,067
Rubber & Misc. Plastic Products	0.8%	5,041
Manufacturing Industries	0.7%	4,575
Communication	0.7%	4,287
Metal Mining	0.6%	4,028
Electric, Gas & Sanitary Services	0.6%	3,718
Personal Credit Institutions	0.5%	3,444
Specialty- Real Estate	0.5%	3,086
Paper & Paper Products	0.4%	2,686
Lumber & Other Building Materials	0.4%	2,625
Automotive Dealers	0.4%	2,342
Holding & Other Investment Offices	0.3%	1,991
Investment Securities, at value	98.2%	633,712
Short-Term Investments	7.7%	50,026
Total Investment Securities	105.9%	$683,738

1

Third Avenue Value

SCHEDULE OF INVESTMENTS

At September 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (91.0%)
Automotive (4.5%)
Superior Industries International, Inc. †	394,867	$8,565
Toyota Industries Corp.	305,193	13,135
Beer, Wine & Distilled Beverages (1.0%)
Sapporo Holdings, Ltd. †	738,000	4,870
Business Credit Institutions (0.5%)
CIT Group, Inc.	61,083	2,456
Commercial Banks (5.1%)
Bank of New York Mellon Corp. (The)	496,559	21,918
Chong Hing Bank, Ltd.	1,103,360	2,412
Communications Equipment (0.8%)
Tellabs, Inc. ‡	406,171	3,867
Computer & Data Processing Services (1.8%)
Alliance Data Systems Corp. ‡	72,750	5,634
Borland Software Corp. † ‡	716,681	3,118
Computer & Office Equipment (1.0%)
Lexmark International, Inc. ‡	114,292	4,747
Construction (1.1%)
MDC Holdings, Inc. †	125,732	5,147
Electrical Goods (0.8%)
Sycamore Networks, Inc. ‡	983,179	4,002
Electronic & Other Electric Equipment (0.8%)
Electro Scientific Industries, Inc. ‡	168,033	4,026
Electronic Components & Accessories (4.1%)
AVX Corp.	541,695	8,721
Bel Fuse, Inc.-Class A	53,873	2,057
Bel Fuse, Inc.-Class B	25,806	894
Intel Corp.	314,039	8,121
Health Services (0.6%)
Cross Country Healthcare, Inc. ‡	175,994	3,075
Holding & Other Investment Offices (9.2%)
Brookfield Asset Management, Inc. †	535,176	20,604
Capital Southwest Corp.	13,685	1,680
Daiichi Sanyko Co., Ltd.	206,514	6,195
Hutchison Whampoa, Ltd.	1,103,912	11,815
Wharf Holdings, Ltd.	712,116	3,502
Industrial Machinery & Equipment (1.5%)
Alamo Group, Inc.	171,129	4,208
Applied Materials, Inc.	130,039	2,692
Insurance (10.0%)
Aioi Insurance Co., Ltd. †	336,773	1,956
AMBAC Financial Group, Inc. †	63,405	3,989
Arch Capital Group, Ltd. ‡	126,456	9,410
E-L Financial Corp., Ltd.	3,796	2,349
MBIA, Inc. †	132,206	8,071
Millea Holdings, Inc., ADR	277,650	11,153
Mitsui Sumitomo Insurance Co., Ltd.	334,827	3,927
Montpelier Re Holdings, Ltd. †	178,339	3,157
Radian Group, Inc. †	170,162	3,961
Life Insurance (2.8%)
Phoenix Cos. (The), Inc.	151,491	2,138
Power Corp. of Canada †	276,436	11,089
Lumber & Wood Products (1.8%)
Canfor Corp. ‡	792,177	8,809
Manufacturing Industries (2.2%)
Jakks Pacific, Inc. ‡	228,997	6,116
Leapfrog Enterprises, Inc. ‡	540,651	4,460
Oil & Gas Extraction (10.2%)
Cimarex Energy Co.	262,804	9,789
EnCana Corp. †	299,000	18,493
Nabors Industries, Ltd. ‡	156,135	4,804
Pogo Producing Co.	198,167	10,525
St. Mary Land & Exploration Co.	98,502	3,514

1

Whiting Petroleum Corp. ‡	32,285	1,435
Paper & Allied Products (0.9%)
Timberwest Forest Corp. †	262,500	4,213
Paper & Paper Products (0.3%)
Canfor Pulp Income Fund	117,704	1,526
Pharmaceuticals (1.7%)
Pfizer, Inc.	340,577	8,320
Primary Metal Industries (4.2%)
POSCO, ADR †	111,839	19,993
Radio & Television Broadcasting (0.9%)
Liberty Media Holding Corp.-Capital-Class A ‡	19,904	2,485
Liberty Media Holding Corp.-Interactive-Class A ‡	99,519	1,912
Real Estate (6.7%)
Forest City Enterprises, Inc.-Class A	191,423	10,559
Hang Lung Development Co.	304,308	1,731
Henderson Land Development	1,077,462	8,550
Mitsui Fudosan Co., Ltd.	229,538	6,366
St. Joe Co. (The) †	137,071	4,607
Research & Testing Services (0.5%)
Tejon Ranch Co. † ‡	60,731	2,514
Residential Building Construction (1.3%)
Hang Lung Properties, Ltd.	1,351,251	6,053
Savings Institutions (1.7%)
Brookline Bancorp, Inc.	286,198	3,317
NewAlliance Bancshares, Inc. †	335,115	4,919
Security & Commodity Brokers (5.3%)
Investor AB-Class A	283,254	7,093
Legg Mason, Inc.	101,479	8,554
Nuveen Investments, Inc.-Class A	82,577	5,115
Westwood Holdings Group, Inc.	126,622	4,344
Specialty- Real Estate (2.6%)
Cheung Kong Holdings, Ltd.	744,847	12,292
Stone, Clay & Glass Products (1.0%)
USG Corp. † ‡	126,234	4,740
Telecommunications (0.5%)
IDT Corp.-Class B †	266,314	2,229
Transportation Equipment (1.1%)
Trinity Industries, Inc. †	135,744	5,096
Warehouse (1.1%)
Prologis REIT	78,289	5,194
Water Transportation (1.1%)
Alexander & Baldwin, Inc.	53,233	2,669
Bergesen Worldwide Gas ASA †	181,506	2,485
Wholesale Trade Nondurable Goods (0.3%)
Handleman Co. †	506,849	1,546
Total Common Stocks (cost: $305,051)		435,028

	Principal	Value
SHORT-TERM OBLIGATIONS (8.9%)
Repurchase Agreements (8.9%)
State Street Corp. 3.00% dated 09/28/2007 to be repurchased at $42,747
on 10/01/2007■ ●	42,737	42,737
Total Short-Term Obligations (cost: $42,737)		42,737

SECURITIES LENDING COLLATERAL (18.8%)
Debt (17.8%)
Bank Notes (0.1%)
Wells Fargo
5.45%, due 10/12/2007	592	592
Euro Dollar Overnight (4.1%)
Barclays
5.33%, due 10/04/2007	1,480	1,480
BNP Paribas

2

5.20%, due 10/01/2007	3,847	3,847
Calyon
5.25%, due 10/01/2007	2,545	2,545
Fortis Bank
5.25%, due 10/01/2007	3,847	3,847
National Australia Bank
5.19%, due 10/01/2007	2,072	2,072
National City Corp.
4.50%, due 10/01/2007	296	296
Svenska Handlesbanken
5.20%, due 10/01/2007	2,426	2,426
Toronto Dominion Bank
5.32%, due 10/03/2007	2,959	2,959
Euro Dollar Terms (7.9%)
ABN Amro Bank NV
4.97%, due 10/24/2007	2,072	2,072
Bank of Montreal
5.52%, due 10/15/2007	592	592
Bank of Nova Scotia
5.54%, due 10/17/2007	888	888
5.34%, due 10/19/2007	1,480	1,480
5.00%, due 10/25/2007	888	888
Barclays
5.32%, due 10/09/2007	888	888
5.33%, due 10/15/2007	1,480	1,480
5.55%, due 10/15/2007	888	888
BNP Paribas
5.00%, due 10/25/2007	2,072	2,072
Canadian Imperial Bank of Commerce
5.34%, due 11/09/2007	2,959	2,959
Dexia Group
5.10%, due 11/05/2007	888	888
Fortis Bank
5.60%, due 10/12/2007	1,776	1,776
Nordea Bank Finland PLC (NY Branch)
5.45%, due 10/23/2007	1,184	1,184
Rabobank Nederland
4.91%, due 10/03/2007	1,776	1,776
5.00%, due 10/04/2007	888	888
Royal Bank of Scotland
5.45%, due 10/19/2007	888	888
5.43%, due 10/26/2007	1,776	1,776
5.33%, due 11/07/2007	1,480	1,480
Societe Generale
5.32%, due 10/01/2007	1,480	1,480
4.95%, due 10/22/2007	1,184	1,184
5.12%, due 11/01/2007	1,480	1,480
Toronto Dominion Bank
5.32%, due 10/09/2007	2,959	2,959
5.61%, due 10/12/2007	2,368	2,368
UBS AG
5.58%, due 10/01/2007	592	592
5.45%, due 10/22/2007	1,184	1,184
5.37%, due 11/08/2007	1,480	1,480
Repurchase Agreements (5.7%) ††
Credit Suisse First Boston Corp. 5.35%, dated 09/28/2007 to be repurchased at $6,662
on 10/01/2007	6,659	6,659
Merrill Lynch & Co. 4.95%, dated 09/28/2007 to be repurchased at $9,327
on 10/01/2007	9,323	9,323

3

Morgan Stanley Dean Witter & Co. 4.95%, dated 09/28/2007 to be repurchased at $3,634
on 10/01/2007	3,632	3,632
Morgan Stanley Dean Witter & Co. 5.35%, dated 09/28/2007 to be repurchased at $7,847
on 10/01/2007	7,843	7,843

	Shares	Value
Investment Companies (1.0%)
Reserve Primary Money Market Fund
1-day yield of 5.38%	4,650,404	4,650
Total Securities Lending Collateral (cost: $89,761)		89,761

Total Investment Securities (cost: $437,549) #		$ 567,526

NOTES TO SCHEDULE OF INVESTMENTS:

†	At September 30, 2007, all or a portion of this security is on loan. The value at September 30, 2007, of all securities on loan is $86,343.

‡	Non-income producing.

■

At September 30, 2007, repurchase agreements excluding collateral for securities on loan are collateralized by U.S. Government Agency Obligations with interest rates and maturity dates ranging from 4.38% - 5.63% and 12/25/2033 - 01/01/2034, respectively, and with a market value plus accrued interest of $43,593.

††

Cash collateral for the Repurchase Agreements, valued at $28,071, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.75% and 10/04/2007 - 12/01/2096, respectively.

●	State Street Corp. serves as the accounting, custody and lending agent for the Fund and provides various administrative services on behalf of the Funds.

#

Aggregate cost for federal income tax purposes is $450,710.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $127,114 and $10,298, respectively.  Net unrealized appreciation for tax purposes is $116,816.

DEFINITIONS:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

	Percentage of
	Net Assets	Value
INVESTMENTS BY COUNTRY:
Bermuda	3.6%	17,370
Canada	14.0%	67,084
Hong Kong	9.7%	46,355
Japan	10.0%	47,602
Norway	0.5%	2,485
South Korea	4.2%	19,993
Sweden	1.5%	7,093
United States	47.5%	227,046
Investment securities, at value	91.0%	435,028
Short-term investments	27.7%	132,498
Total investment securities	118.7%	567,526

4

Transamerica Balanced

SCHEDULE OF INVESTMENTS

At September 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (5.0%)
U.S. Treasury Bond
8.00%, due 11/15/2021 †	$335	$442
4.75%, due 02/15/2037 †	103	102
U.S. Treasury Note
4.13%, due 08/31/2012 †	210	209
4.25%, due 11/15/2013	90	90
4.00%, due 02/15/2015 †	425	413
4.50%, due 05/15/2017 †	145	144
4.75%, due 08/15/2017 †	2,553	2,587
4.50%, due 02/15/2036 †	764	724
Total U.S. Government Obligations (cost: $4,651)		4,711

U.S. GOVERNMENT AGENCY OBLIGATIONS (2.9%)
Fannie Mae, Series 2004-90, Class LH
5.00%, due 04/25/2034	500	480
Freddie Mac
5.35%, due 11/14/2011	1,000	1,009
Freddie Mac, Series 2631, Class CE
4.25%, due 10/15/2026	550	543
Freddie Mac, Series 2941, Class WC
5.00%, due 10/15/2030	720	706
Total U.S. Government Agency Obligations (cost: $2,735)		2,738

MORTGAGE-BACKED SECURITIES (2.7%)
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4
5.20%, due 12/01/2038	420	409
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD, Class A4
5.32%, due 12/11/2049	425	416
Crown Castle Towers LLC, Series 2006-1A, Class AFX-144A
5.24%, due 11/15/2036	383	383
Morgan Stanley Capital I, Series 2006-HQ10, Class A4
5.33%, due 11/12/2041 *	435	428
SBA CMBS Trust, Series 2006-1A, Class A-144A
5.31%, due 11/15/2036	380	373
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4
5.57%, due 10/15/2048 *	420	421
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class H-144A
5.93%, due 06/15/2049 *	120	101
Total Mortgage-Backed Securities (cost: $2,577)		2,531

ASSET-BACKED SECURITIES (0.3%)
USAA Auto Owner Trust, Series 2007-2, Class A3
4.90%, due 02/15/2012	310	310
Total Asset-Backed Securities (cost: $310)		310

CORPORATE DEBT SECURITIES (16.6%)
Aerospace (0.2%)
Honeywell International, Inc., Senior Note
5.63%, due 08/01/2012	195	199
Agriculture (0.4%)
Cargill, Inc.-144A
5.00%, due 11/15/2013	290	282
Michael Foods, Inc.
8.00%, due 11/15/2013 ¡	100	100
Air Transportation (0.7%)
Delta Air Lines, Inc.
7.57%, due 11/18/2010	120	123
FedEx Corp.

1

9.65%, due 06/15/2012	290	343
United AirLines, Inc.
6.64%, due 07/02/2022	166	164
Automotive Service Stations (0.1%)
Petro Stopping Centers, LP / Petro Financial Corp.
9.00%, due 02/15/2012	85	89
Beverages (0.1%)
Anheuser-Busch Cos., Inc.
6.45%, due 09/01/2037	125	130
Business Credit Institutions (1.0%)
American Airlines, Inc., Series 1999-1, Class A2
7.02%, due 10/15/2009 ¡	130	132
General Electric Capital Corp.
5.50%, due 04/28/2011	250	252
John Deere Capital Corp., Series D
4.40%, due 07/15/2009	300	297
Pemex Finance, Ltd.
9.03%, due 02/15/2011 ¡	210	222
Business Services (0.2%)
Tyco Electronics Group SA-144A
6.55%, due 10/01/2017	149	151
Chemicals & Allied Products (1.2%)
ICI Wilmington, Inc.
4.38%, due 12/01/2008	430	428
Lubrizol Corp.
4.63%, due 10/01/2009	720	714
Commercial Banks (1.2%)
Barclays Bank PLC
6.28%, due 12/15/2034 (a) (b)	145	128
Citigroup, Inc., Global Note
3.63%, due 02/09/2009	110	108
HBOS PLC-144A
6.66%, due 05/21/2037 (a) (b)	150	136
ICICI Bank, Ltd., Series A-144A
6.63%, due 10/03/2012	143	143
Popular North America, Inc.
5.20%, due 12/12/2007	105	105
Rabobank Capital Funding II-144A
5.26%, due 12/31/2013 (a) (b)	110	104
Wachovia Capital Trust III
5.80%, due 03/15/2011 (a) (b)	305	303
ZFS Finance USA Trust II-144A
6.45%, due 12/15/2065 (b)	125	121
Communication (0.1%)
Comcast Corp.
7.05%, due 03/15/2033	110	116
Computer & Office Equipment (0.1%)
Hewlett-Packard Co.
3.63%, due 03/15/2008	133	132
Department Stores (0.7%)
Meyer (Fred) Stores, Inc.
7.45%, due 03/01/2008	290	292
Neiman-Marcus Group, Inc. (PIK)
9.00%, due 10/15/2015	150	160
Wal-Mart Stores, Inc.
6.50%, due 08/15/2037	240	249
Electric Services (1.0%)
Dominion Resources, Inc.
5.69%, due 05/15/2008	300	300
Empresa Nacional de Electricidad SA/Chile, Series B
8.50%, due 04/01/2009	250	261
FPL Group Capital, Inc., Series B

2

5.55%, due 02/16/2008	350	349
Food & Kindred Products (0.3%)
Bunge, Ltd. Finance Corp.
4.38%, due 12/15/2008	325	321
Food Stores (0.3%)
Starbucks Corp., Senior Note
6.25%, due 08/15/2017	140	141
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012	100	102
Gas Production & Distribution (1.1%)
Oneok, Inc.
5.51%, due 02/16/2008	390	390
Sempra Energy
7.95%, due 03/01/2010	300	317
Southern Union Co., Senior Note
6.15%, due 08/16/2008	334	335
Holding & Other Investment Offices (1.1%)
BRE Properties, Inc. REIT, Senior Note
5.75%, due 09/01/2009	380	384
iStar Financial, Inc. REIT, Senior Note
5.95%, due 10/15/2013	145	136
PPF Funding, Inc. REIT-144A
5.35%, due 04/15/2012	355	352
Weingarten Realty Investors REIT, Series A
5.26%, due 05/15/2012	130	129
Hotels & Other Lodging Places (0.2%)
Las Vegas Sands Corp.
6.38%, due 02/15/2015	100	97
Wyndham Worldwide Corp.
6.00%, due 12/01/2016	85	82
Instruments & Related Products (0.1%)
Xerox Corp., Subordinated Note
6.40%, due 03/15/2016	100	101
Insurance (0.5%)
AXA SA-144A
6.38%, due 12/14/2036 (a) (b)	250	225
Oil Insurance, Ltd.-144A
7.56%, due 06/30/2011 (a) (b)	250	255
Life Insurance (0.3%)
Genworth Financial, Inc., Senior Note
5.23%, due 05/16/2009	250	250
Lumber & Other Building Materials (0.4%)
CRH America, Inc.
5.30%, due 10/15/2013	250	237
Lowes Cos, Inc.
6.65%, due 09/15/2037	100	101
Mortgage Bankers & Brokers (0.4%)
Countrywide Financial Corp.
6.25%, due 05/15/2016	105	95
Glencore Funding LLC-144A
6.00%, due 04/15/2014	80	79
ILFC E-Capital Trust II-144A
6.25%, due 12/21/2065 (b)	205	198
Motion Pictures (0.3%)
News America Holdings, Inc., Guaranteed Senior Note
7.75%, due 12/01/2045	100	111
Time Warner Entertainment Co., LP
8.38%, due 07/15/2033	150	176
Oil & Gas Extraction (0.4%)
Husky Oil Co.
8.90%, due 08/15/2028 (b)	105	108
Nexen, Inc.

3

6.40%, due 05/15/2037	125	121
PetroHawk Energy Corp., Senior Note
9.13%, due 07/15/2013	100	106
Paper & Allied Products (0.1%)
Kimberly-Clark Corp.
6.63%, due 08/01/2037	125	133
Personal Credit Institutions (0.4%)
Capital One Bank Corp.
5.75%, due 09/15/2010	370	374
Petroleum Refining (0.9%)
Enterprise Products Operating, LP, Series B
4.00%, due 10/15/2007	310	310
Valero Energy Corp.
3.50%, due 04/01/2009	385	377
Valero Logistics Operations, LP, Guaranteed Senior Note
6.88%, due 07/15/2012	200	208
Radio & Television Broadcasting (0.2%)
AMFM, Inc., Senior Note
8.00%, due 11/01/2008	225	229
Real Estate (0.6%)
Post Apartment Homes, LP
6.30%, due 06/01/2013	213	216
Westfield Capital Corp., Ltd./WT Finance Aust Pty, Ltd./WEA Finance LLC-144A
4.38%, due 11/15/2010	330	318
Security & Commodity Brokers (1.1%)
Discover Financial Services, Senior Note-144A
6.23%, due 06/11/2010 *	300	293
JP Morgan Chase Capital XVIII
6.95%, due 08/17/2036	145	143
Mizuho Preferred Capital Co. LLC-144A
8.79%, due 06/30/2008 (a) (b)	402	409
Nuveen Investments, Inc., Senior Note
5.00%, due 09/15/2010	250	236
Stone, Clay & Glass Products (0.1%)
Lafarge SA
7.13%, due 07/15/2036	136	139
Telecommunications (0.4%)
Nextel Communications, Inc., Series D
7.38%, due 08/01/2015	95	97
Verizon Global Funding Corp.
4.00%, due 01/15/2008	265	264
Transportation & Public Utilities (0.1%)
TEPPCO Partners LP
7.00%, due 06/01/2067 (b)	115	104
Water Transportation (0.3%)
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	270	288
Total Corporate Debt Securities (cost: $15,770)		15,720

	Shares	Value
PREFERRED STOCKS (0.1%)
Savings Institutions (0.1%)
Indymac Bank FSB-144A	5,000	91
Total Preferred Stocks (cost: $125)		91

COMMON STOCKS (70.0%)
Aerospace (0.6%)
Boeing Co. (The)	5,000	525
Apparel & Accessory Stores (1.3%)
Nordstrom, Inc. †	26,000	1,219
Automotive (4.6%)
DaimlerChrysler AG †	10,000	1,002

4

Harley-Davidson, Inc. †	16,000	739
PACCAR, Inc.	30,000	2,558
Communications Equipment (2.6%)
QUALCOMM, Inc.	44,000	1,859
Research In Motion, Ltd.‡	6,000	591
Computer & Data Processing Services (4.5%)
Google, Inc.-Class A † ‡	3,500	1,986
Microsoft Corp.	60,000	1,768
Salesforce.com, Inc.‡	10,000	513
Computer & Office Equipment (3.6%)
Apple, Inc.‡	22,000	3,378
Drug Stores & Proprietary Stores (1.6%)
Walgreen Co. †	32,000	1,512
Electronic & Other Electric Equipment (1.6%)
General Electric Co.	37,000	1,532
Electronic Components & Accessories (2.8%)
Intel Corp.	54,000	1,396
Tyco Electronics, Ltd.	35,000	1,240
Engineering & Management Services (6.8%)
Jacobs Engineering Group, Inc.‡	85,000	6,424
Furniture & Fixtures (2.0%)
Johnson Controls, Inc.	16,000	1,890
Hotels & Other Lodging Places (3.1%)
Marriott International, Inc.-Class A	42,000	1,826
MGM Mirage, Inc. † ‡	12,000	1,073
Industrial Machinery & Equipment (5.6%)
Caterpillar, Inc.	30,000	2,353
Kennametal, Inc.	35,000	2,939
Insurance (1.4%)
American International Group, Inc.	20,000	1,353
Medical Instruments & Supplies (1.8%)
Varian Medical Systems, Inc.‡	17,000	712
Zimmer Holdings, Inc.‡	12,000	972
Motor Vehicles, Parts & Supplies (1.0%)
BorgWarner, Inc.	10,000	915
Oil & Gas Extraction (2.2%)
Schlumberger, Ltd.	20,000	2,100
Petroleum Refining (1.7%)
Suncor Energy, Inc. †	17,000	1,612
Pharmaceuticals (4.0%)
Allergan, Inc.	20,000	1,289
Gilead Sciences, Inc.‡	34,000	1,390
Sigma-Aldrich Corp.	22,000	1,072
Printing & Publishing (2.7%)
McGraw-Hill Cos., Inc. (The) †	50,000	2,546
Security & Commodity Brokers (8.5%)
American Express Co.	40,000	2,375
Ameriprise Financial, Inc.	30,000	1,893
Charles Schwab Corp. (The)	21,000	454
CME Group, Inc.	4,000	2,349
T. Rowe Price Group, Inc.	18,000	1,002
Telecommunications (2.1%)
Verizon Communications, Inc.	45,000	1,993
Transportation & Public Utilities (2.0%)
Expeditors International of Washington, Inc. †	40,000	1,892
Wholesale Trade Durable Goods (1.9%)
Grainger (W.W.), Inc.	20,000	1,824
Total Common Stocks (cost: $47,842)		66,066

	Principal	Value
SECURITIES LENDING COLLATERAL (19.7%)
Debt (18.7%)
Bank Notes (0.1%)
Wells Fargo

5

5.45%, due 10/12/2007	122	122
Euro Dollar Overnight (4.3%)
Barclays
5.33%, due 10/04/2007	306	306
BNP Paribas
5.20%, due 10/01/2007	796	796
Calyon
5.25%, due 10/01/2007	527	527
Fortis Bank
5.25%, due 10/01/2007	796	796
National Australia Bank
5.19%, due 10/01/2007	429	429
National City Corp.
4.50%, due 10/01/2007	61	61
Svenska Handlesbanken
5.20%, due 10/01/2007	502	502
Toronto Dominion Bank
5.32%, due 10/03/2007	613	613
Euro Dollar Terms (8.3%)
ABN Amro Bank NV
4.97%, due 10/24/2007	429	429
Bank of Montreal
5.52%, due 10/15/2007	122	122
Bank of Nova Scotia
5.54%, due 10/17/2007	184	184
5.34%, due 10/19/2007	306	306
5.00%, due 10/25/2007	184	184
Barclays
5.32%, due 10/09/2007	184	184
5.33%, due 10/15/2007	306	306
5.55%, due 10/15/2007	184	184
BNP Paribas
5.00%, due 10/25/2007	429	429
Canadian Imperial Bank of Commerce
5.34%, due 11/09/2007	613	613
Dexia Group
5.10%, due 11/05/2007	184	184
Fortis Bank
5.60%, due 10/12/2007	368	368
Nordea Bank Finland PLC (NY Branch)
5.45%, due 10/23/2007	245	245
Rabobank Nederland
4.91%, due 10/03/2007	368	368
5.00%, due 10/04/2007	184	184
Royal Bank of Scotland
5.45%, due 10/19/2007	184	184
5.43%, due 10/26/2007	368	368
5.33%, due 11/07/2007	306	306
Societe Generale
5.32%, due 10/01/2007	306	306
4.95%, due 10/22/2007	245	245
5.12%, due 11/01/2007	306	306
Toronto Dominion Bank
5.32%, due 10/09/2007	613	613
5.61%, due 10/12/2007	490	490
UBS AG
5.58%, due 10/01/2007	122	122
5.45%, due 10/22/2007	245	245
5.37%, due 11/08/2007	306	306
Repurchase Agreements (6.0%) ††
Credit Suisse First Boston Corp. 5.35%, dated 09/28/2007 to be repurchased at $1,379

6

on 10/01/2007	1,378	1,378
Merrill Lynch & Co. 4.95%, dated 09/28/2007 to be repurchased at $1,930
on 10/01/2007	1,930	1,930
Morgan Stanley Dean Witter & Co. 4.95%, dated 09/28/2007 to be repurchased at $752
on 10/01/2007	752	752
Morgan Stanley Dean Witter & Co. 5.35%, dated 09/28/2007 to be repurchased at $1,624
on 10/01/2007	1,623	1,623

	Shares	Value
Investment Companies (1.0%)
Reserve Primary Money Market Fund
1-day yield of 5.38%	962,489	962
Total Securities Lending Collateral (cost: $18,578)		18,578
Total Investment Securities (cost: $92,588) #		$ 110,745

NOTES TO SCHEDULE OF INVESTMENTS:
†	At September 30, 2007, all or a portion of this security is on loan. The value at September 30, 2007, of all securities on loan is $18,094.

*	Floating or variable rate note. Rate is listed as of September 30, 2007.

(a)	The security has a perpetual maturity. The date shown is the next call date.

(b)	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of September 30, 2007.

‡	Non-income producing.

††

Cash collateral for the Repurchase Agreements, valued at $5,810, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.75% and 10/04/2007 - 12/01/2096, respectively.

¡	Securities valued as determined in good faith in accordance with procedures established by the Board of AEGON/ Transamerica Series Trust.

#

Aggregate cost for federal income tax purposes is $92,596. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $18,877 and $728, respectively. Net unrealized appreciation for tax purposes is $18,149.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities aggregated $4,014 or 4.3% of the net assets of the Fund.

PIK	Payment In-Kind
REIT	Real Estate Investment Trust

7

Transamerica Convertible Securities

SCHEDULE OF INVESTMENTS

At September 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
CONVERTIBLE BOND (85.5%)
Aerospace (2.2%)
Lockheed Martin Corp., Senior Note
5.31%, due 08/15/2033 *	$3,990	$6,067
Automotive (3.8%)
Ford Motor Co.
4.25%, due 12/15/2036	9,100	10,636
Automotive Dealers (2.4%)
United Auto Group, Inc., Subordinated Note
3.50%, due 04/01/2026	6,440	6,778
Business Services (2.7%)
Lamar Advertising Co., Series B
2.88%, due 12/31/2010	6,600	7,565
Commercial Banks (12.5%)
Credit Suisse/New York NY
0.25%, due 04/21/2014	5,112	5,263
Deutsche Bank AG London
0.25%, due 04/11/2013 a	5,308	10,015
Eksportfinans A/S
0.25%, due 07/30/2014	8,216	8,128
Wachovia Bank NA-144A
0.25%, due 01/30/2014 a	6,149	11,916
Computer & Data Processing Services (2.3%)
Informatica Corp., Senior Note
3.00%, due 03/15/2026	6,315	6,528
Computer & Office Equipment (7.3%)
EMC Corp/Massachusetts, Senior Note, Reg S
1.75%, due 12/01/2013	8,075	11,537
Scientific Games Corp.
0.75%, due 12/01/2024	2,040	2,749
VeriFone Holdings, Inc., Senior Note-144A
1.38%, due 06/15/2012	5,355	6,205
Department Stores (1.5%)
Saks, Inc.
2.00%, due 03/15/2024	2,880	4,316
Electric Services (1.3%)
Covanta Holding Corp.
1.00%, due 02/01/2027	3,700	3,765
Electronic Components & Accessories (2.5%)
Sunpower Corp., Senior Note
1.25%, due 02/15/2027	4,618	7,129
Fabricated Metal Products (3.0%)
Alliant Techsystems, Inc., Senior Subordinated Note
2.75%, due 02/15/2024	6,005	8,595
Holding & Other Investment Offices (3.0%)
BRE Properties, Inc., REIT, Senior Note
4.13%, due 08/15/2026 †	4,220	4,273
Vornado Realty Trust REIT, Senior Note
3.63%, due 11/15/2026	4,201	4,086
Instruments & Related Products (5.2%)
Allergan, Inc.
1.50%, due 04/01/2026	6,120	7,076
Itron, Inc., Senior Subordinated Note
2.50%, due 08/01/2026	4,935	7,649
Leather & Leather Products (2.1%)
Iconix Brand Group, Inc., Senior Subordinated Note-144A
1.88%, due 06/30/2012	5,475	5,893
Medical Instruments & Supplies (2.8%)
Inverness Medical Innovations, Inc.-144A
3.00%, due 05/15/2016	6,150	7,857
Mortgage Bankers & Brokers (5.2%)

1

Allegro Investment Corp. SA-144A
0.25%, due 06/06/2017	5,661	6,088
WMT Debt Exchangeable Trust-144A
0.25%, due 05/02/2013 a S	592	8,452
Motion Pictures (2.5%)
Macrovision Corp., Senior Note
2.63%, due 08/15/2011	6,450	7,127
Oil & Gas Extraction (3.9%)
Chesapeake Energy Corp., Senior Note
2.50%, due 05/15/2037	4,625	4,723
Schlumberger, Ltd., Series B
2.13%, due 06/01/2023	2,405	6,304
Pharmaceuticals (2.2%)
Gilead Sciences, Inc.
0.63%, due 05/01/2013	5,241	6,276
Research & Testing Services (2.3%)
Core Laboratories LP, Senior Note
0.25%, due 10/31/2011 †	4,479	6,360
Security & Commodity Brokers (9.9%)
BlackRock, Inc./New York
2.63%, due 02/15/2035	4,080	7,166
Goldman Sachs Group, Inc.
0.25%, due 01/25/2017 a	7,760	11,417
Lehman Brothers Holdings, Inc.
0.25%, due 12/12/2013	8,550	9,221
Telecommunications (2.4%)
NII Holdings, Inc., Senior Note
2.75%, due 08/15/2025	1,490	2,595
NII Holdings, Inc.-144A
3.13%, due 06/15/2012	4,188	4,219
Transportation Equipment (2.5%)
Trinity Industries, Inc.
3.88%, due 06/01/2036	6,915	7,166
Total Convertible Bond (cost: $206,224)		241,140

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (9.2%)
Automotive (2.3%)
General Motors Corp.	260,000	6,370
Chemicals & Allied Products (1.5%)
Celanese Corp.	86,465	4,356
Life Insurance (2.0%)
Metlife, Inc.	162,380	5,562
Oil & Gas Extraction (0.9%)
Dune Energy, Inc.-144A	2,676	2,513
Pharmaceuticals (0.7%)
Schering-Plough Corp.	7,615	2,109
Security & Commodity Brokers (1.8%)
Credit Suisse First Boston USA, Inc.	65,090	5,170
Total Convertible Preferred Stocks (cost: $20,954)		26,080

	Principal	Value
SECURITIES LENDING COLLATERAL (3.0%)
Debt (2.8%)
Bank Notes (0.0%)
Wells Fargo
5.45%, due 10/12/2007	56	56
Euro Dollar Overnight (0.6%)
Barclays
5.33%, due 10/04/2007	139	139
BNP Paribas
5.20%, due 10/01/2007	363	363

2

Calyon
5.25%, due 10/01/2007	240	240
Fortis Bank
5.25%, due 10/01/2007	363	363
National Australia Bank
5.19%, due 10/01/2007	195	195
National City Corp.
4.50%, due 10/01/2007	28	28
Svenska Handlesbanken
5.20%, due 10/01/2007	229	229
Toronto Dominion Bank
5.32%, due 10/03/2007	279	279
Euro Dollar Terms (1.3%)
ABN Amro Bank NV
4.97%, due 10/24/2007	195	195
Bank of Montreal
5.52%, due 10/15/2007	56	56
Bank of Nova Scotia
5.54%, due 10/17/2007	84	84
5.34%, due 10/19/2007	139	139
5.00%, due 10/25/2007	84	84
Barclays
5.32%, due 10/09/2007	84	84
5.33%, due 10/15/2007	139	139
5.55%, due 10/15/2007	84	84
BNP Paribas
5.00%, due 10/25/2007	195	195
Canadian Imperial Bank of Commerce
5.34%, due 11/09/2007	279	279
Dexia Group
5.10%, due 11/05/2007	84	84
Fortis Bank
5.60%, due 10/12/2007	167	167
Nordea Bank Finland PLC (NY Branch)
5.45%, due 10/23/2007	112	112
Rabobank Nederland
4.91%, due 10/03/2007	167	167
5.00%, due 10/04/2007	84	84
Royal Bank of Scotland
5.45%, due 10/19/2007	84	84
5.43%, due 10/26/2007	167	167
5.33%, due 11/07/2007	139	139
Societe Generale
5.32%, due 10/01/2007	139	139
4.95%, due 10/22/2007	112	112
5.12%, due 11/01/2007	139	139
Toronto Dominion Bank
5.32%, due 10/09/2007	279	279
5.61%, due 10/12/2007	223	223
UBS AG
5.58%, due 10/01/2007	56	56
5.45%, due 10/22/2007	112	112
5.37%, due 11/08/2007	139	139
Repurchase Agreements (0.9%) ††
Credit Suisse First Boston Corp. 5.35%, dated 09/28/2007 to be repurchased at $628
on 10/01/2007	628	628
Merrill Lynch & Co. 4.95%, dated 09/28/2007 to be repurchased at $879
on 10/01/2007	879	879
Morgan Stanley Dean Witter & Co. 4.95%, dated 09/28/2007 to be repurchased at $342
on 10/01/2007	342	342

3

Morgan Stanley Dean Witter & Co. 5.35%, dated 09/28/2007 to be repurchased at $740
on 10/01/2007	739	739

	Shares	Value
Investment Companies (0.2%)
Reserve Primary Money Market Fund
1-day yield of 5.38%	438,309	438
Total Securities Lending Collateral (cost: $8,460)		8,460

Total Investment Securities (cost: $235,638) #		$275,680

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of September 30, 2007.
a	Security is deemed to be illiquid.

†	At September 30, 2007, all or a portion of this security is on loan. The value at September 30, 2007, of all securities on loan is $8,267.

S	Security trades in units. Each unit represents $1,000.

‡	Non-income producing.

††

Cash collateral for the Repurchase Agreements, valued at $2,646, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.75% and 10/04/2007 - 12/01/2096, respectively.

#

Aggregate cost for federal income tax purposes is $235,644.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $43,905 and $3,869, respectively.  Net unrealized appreciation for tax purposes is $40,036.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2007, these securities aggregated $53,143 or 18.8% of the net assets of the Fund.

REIT	Real Estate Investment Trust

4

Transamerica Equity

SCHEDULE OF INVESTMENTS

At September 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (98.6%)
Aerospace (2.5%)
Boeing Co. (The)	733,000	$76,958
Apparel & Accessory Stores (2.2%)
Nordstrom, Inc.	1,400,000	65,646
Automotive (5.4%)
DaimlerChrysler AG †	861,000	86,272
PACCAR, Inc.	900,000	76,725
Chemicals & Allied Products (3.4%)
Praxair, Inc.	1,220,000	102,187
Commercial Banks (2.7%)
State Street Corp.	1,195,000	81,451
Communications Equipment (5.4%)
QUALCOMM, Inc.	1,475,000	62,333
Research In Motion, Ltd. ‡	1,050,000	103,478
Computer & Data Processing Services (7.9%)
Electronic Arts, Inc. ‡	1,300,000	72,787
Google, Inc.-Class A ‡	190,000	107,781
Microsoft Corp.	2,030,000	59,804
Computer & Office Equipment (7.3%)
Apple, Inc. ‡	1,450,000	222,633
Drug Stores & Proprietary Stores (2.2%)
Walgreen Co.	1,415,000	66,845
Electronic & Other Electric Equipment (3.1%)
General Electric Co.	2,266,225	93,822
Electronic Components & Accessories (2.6%)
Tyco Electronics, Ltd.	2,240,000	79,363
Engineering & Management Services (4.9%)
Jacobs Engineering Group, Inc. ‡	1,980,000	149,648
Furniture & Fixtures (3.0%)
Johnson Controls, Inc.	770,000	90,945
Hotels & Other Lodging Places (5.8%)
Las Vegas Sands Corp. ‡	140,000	18,679
Marriott International, Inc.-Class A	2,045,000	88,896
MGM Mirage, Inc. ‡	755,130	67,539
Industrial Machinery & Equipment (2.9%)
Caterpillar, Inc.	1,126,000	88,312
Instruments & Related Products (1.0%)
Raytheon Co.	470,000	29,995
Insurance (2.9%)
American International Group, Inc.	1,285,000	86,930
Medical Instruments & Supplies (3.6%)
Varian Medical Systems, Inc. ‡	903,025	37,828
Zimmer Holdings, Inc. ‡	870,000	70,461
Oil & Gas Extraction (2.7%)
Schlumberger, Ltd.	780,000	81,900
Petroleum Refining (2.1%)
Suncor Energy, Inc. †	670,000	63,523
Pharmaceuticals (5.2%)
Allergan, Inc.	1,480,000	95,416
Gilead Sciences, Inc. ‡	1,575,000	64,370
Printing & Publishing (3.6%)
McGraw-Hill Cos., Inc. (The)	2,170,000	110,475
Security & Commodity Brokers (11.4%)
American Express Co.	1,700,000	100,929
Ameriprise Financial, Inc.	1,500,000	94,665
CME Group, Inc. †	255,000	149,774
Telecommunications (2.0%)
AT&T, Inc.	1,435,000	60,715
Transportation & Public Utilities (2.8%)
Expeditors International of Washington, Inc.	1,798,210	85,056
Total Common Stocks (cost: $2,240,213)		2,994,141

1

	Principal	Value
SECURITIES LENDING COLLATERAL (2.4%)
Debt (2.3%)
Bank Notes (0.0%)
Wells Fargo
5.45%, due 10/12/2007	484	484
Euro Dollar Overnight (0.5%)
Barclays
5.33%, due 10/04/2007	1,210	1,210
BNP Paribas
5.20%, due 10/01/2007	3,147	3,147
Calyon
5.25%, due 10/01/2007	2,082	2,082
Fortis Bank
5.25%, due 10/01/2007	3,147	3,147
National Australia Bank
5.19%, due 10/01/2007	1,694	1,694
National City Corp.
4.50%, due 10/01/2007	242	242
Svenska Handlesbanken
5.20%, due 10/01/2007	1,985	1,985
Toronto Dominion Bank
5.32%, due 10/03/2007	2,421	2,421
Euro Dollar Terms (1.0%)
ABN Amro Bank NV
4.97%, due 10/24/2007	1,694	1,694
Bank of Montreal
5.52%, due 10/15/2007	484	484
Bank of Nova Scotia
5.54%, due 10/17/2007	726	726
5.34%, due 10/19/2007	1,210	1,210
5.00%, due 10/25/2007	726	726
Barclays
5.32%, due 10/09/2007	726	726
5.33%, due 10/15/2007	1,210	1,210
5.55%, due 10/15/2007	726	726
BNP Paribas
5.00%, due 10/25/2007	1,694	1,694
Canadian Imperial Bank of Commerce
5.34%, due 11/09/2007	2,421	2,421
Dexia Group
5.10%, due 11/05/2007	726	726
Fortis Bank
5.60%, due 10/12/2007	1,452	1,452
Nordea Bank Finland PLC (NY Branch)
5.45%, due 10/23/2007	968	968
Rabobank Nederland
4.91%, due 10/03/2007	1,452	1,452
5.00%, due 10/04/2007	726	726
Royal Bank of Scotland
5.45%, due 10/19/2007	726	726
5.43%, due 10/26/2007	1,452	1,452
5.33%, due 11/07/2007	1,210	1,210
Societe Generale
5.32%, due 10/01/2007	1,210	1,210
4.95%, due 10/22/2007	968	968
5.12%, due 11/01/2007	1,210	1,210
Toronto Dominion Bank
5.32%, due 10/09/2007	2,421	2,421
5.61%, due 10/12/2007	1,937	1,937
UBS AG
5.58%, due 10/01/2007	484	484
5.45%, due 10/22/2007	967	967

2

5.37%, due 11/08/2007	1,210	1,210
Repurchase Agreements (0.8%) ††
Credit Suisse First Boston Corp. 5.35%, dated 09/28/2007 to be repurchased at $5,448
on 10/01/2007	5,446	5,446
Merrill Lynch & Co. 4.95%, dated 09/28/2007 to be repurchased at $7,627
on 10/01/2007	7,624	7,624
Morgan Stanley Dean Witter & Co. 4.95%, dated 09/28/2007 to be repurchased at $2,971
on 10/01/2007	2,970	2,970
Morgan Stanley Dean Witter & Co. 5.35%, dated 09/28/2007 to be repurchased at $6,417
on 10/01/2007	6,414	6,414

	Shares	Value
Investment Companies (0.1%)
Reserve Primary Money Market Fund
1-day yield of 5.38%	3,803,019	3,803
Total Securities Lending Collateral (cost: $73,405)		73,405

Total Investment Securities (cost: $2,313,618) #		$3,067,546

NOTES TO SCHEDULE OF INVESTMENTS:

†	At September 30, 2007, all or a portion of this security is on loan. The value at September 30, 2007, of all securities on loan is $72,494.

‡	Non-income producing.

††

Cash collateral for the Repurchase Agreements, valued at $22,956, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.75% and 10/04/2007 - 12/01/2096, respectively.

#

Aggregate cost for federal income tax purposes is $2,314,233. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $784,063 and $30,750, respectively. Net unrealized appreciation for tax purposes is $753,313.

3

Transamerica Equity II

SCHEDULE OF INVESTMENTS

At September 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.4%)
Aerospace (2.5%)
Boeing Co. (The)	5,200	$546
Apparel & Accessory Stores (1.5%)
Nordstrom, Inc.	7,000	328
Automotive (5.3%)
DaimlerChrysler AG	6,100	611
PACCAR, Inc.	6,400	546
Chemicals & Allied Products (5.0%)
Praxair, Inc.	13,000	1,089
Commercial Banks (2.7%)
State Street Corp.	8,600	586
Communications Equipment (5.4%)
QUALCOMM, Inc.	10,500	444
Research In Motion, Ltd. ‡	7,500	739
Computer & Data Processing Services (8.0%)
Electronic Arts, Inc. ‡	8,500	476
Google, Inc.-Class A ‡	1,500	851
Microsoft Corp.	14,500	427
Computer & Office Equipment (7.0%)
Apple, Inc. ‡	10,000	1,535
Drug Stores & Proprietary Stores (2.4%)
Walgreen Co.	11,200	529
Electronic & Other Electric Equipment (3.1%)
General Electric Co.	16,100	667
Electronic Components & Accessories (2.6%)
Tyco Electronics, Ltd.	16,000	567
Engineering & Management Services (4.8%)
Jacobs Engineering Group, Inc. ‡	14,000	1,058
Furniture & Fixtures (2.9%)
Johnson Controls, Inc.	5,400	638
Hotels & Other Lodging Places (5.6%)
Las Vegas Sands Corp. ‡	1,000	133
Marriott International, Inc.-Class A	14,100	613
MGM Mirage, Inc. ‡	5,340	478
Industrial Machinery & Equipment (3.2%)
Caterpillar, Inc.	8,930	700
Instruments & Related Products (1.5%)
Raytheon Co.	5,000	319
Insurance (2.8%)
American International Group, Inc.	9,200	622
Medical Instruments & Supplies (3.5%)
Varian Medical Systems, Inc. ‡	6,500	272
Zimmer Holdings, Inc. ‡	6,000	486
Oil & Gas Extraction (2.4%)
Schlumberger, Ltd.	5,000	525
Petroleum Refining (1.7%)
Suncor Energy, Inc.	4,000	379
Pharmaceuticals (5.0%)
Allergan, Inc.	10,000	645
Gilead Sciences, Inc. ‡	11,000	450
Printing & Publishing (3.3%)
McGraw-Hill Cos., Inc. (The)	14,000	713
Security & Commodity Brokers (10.2%)
American Express Co.	12,990	771
Ameriprise Financial, Inc.	7,000	442
CME Group, Inc.	1,750	1,028
Telecommunications (2.0%)
AT&T, Inc.	10,500	444
Transportation & Public Utilities (3.0%)
Expeditors International of Washington, Inc.	14,000	662
Total Common Stocks (cost: $14,855)		21,319

Total Investment Securities (cost: $14,855) #		$21,319

1

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.

#

Aggregate cost for federal income tax purposes is $14,898.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $6,543 and $122, respectively.  Net unrealized appreciation for tax purposes is $6,421.

2

Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS

At September 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.0%)
Apparel Products (2.3%)
Guess ?, Inc.	241,040	$11,818
Business Services (4.2%)
Lamar Advertising Co. †	302,400	14,809
ValueClick, Inc. ‡	284,250	6,384
Commercial Banks (0.9%)
Signature Bank/New York, NY ‡	104,000	3,664
Wintrust Financial Corp.	16,780	716
Communication (1.3%)
Foundry Networks, Inc. ‡	376,000	6,682
Communications Equipment (1.0%)
Rockwell Collins, Inc.	68,000	4,967
Computer & Data Processing Services (6.4%)
Activision, Inc. ‡	416,650	8,995
Cerner Corp. † ‡	249,400	14,917
CoStar Group, Inc. † ‡	50,000	2,672
Intuit, Inc. ‡	146,500	4,439
Salesforce.com, Inc. ‡	24,500	1,257
VMware, Inc.-Class A † ‡	2,115	180
Computer & Office Equipment (4.2%)
Riverbed Technology, Inc. ‡	86,000	3,474
VeriFone Holdings, Inc. † ‡	402,800	17,856
Department Stores (2.0%)
Saks, Inc.	595,410	10,211
Educational Services (3.5%)
Strayer Education, Inc. †	104,000	17,538
Electronic Components & Accessories (2.4%)
Microchip Technology, Inc.	127,830	4,643
NVIDIA Corp. ‡	101,100	3,664
SunPower Corp.-Class A † ‡	46,900	3,884
Engineering & Management Services (3.8%)
Jacobs Engineering Group, Inc. ‡	256,900	19,417
Entertainment (2.3%)
International Game Technology	274,300	11,822
Food Stores (2.4%)
Whole Foods Market, Inc. †	244,700	11,981
Health Services (3.6%)
Covance, Inc. ‡	232,400	18,104
Holding & Other Investment Offices (0.3%)
Kilroy Realty Corp. REIT	27,200	1,649
Hotels & Other Lodging Places (2.9%)
Las Vegas Sands Corp. ‡	109,000	14,543
Industrial Machinery & Equipment (10.0%)
Cameron International Corp. ‡	212,200	19,584
Joy Global, Inc.	220,100	11,194
Kennametal, Inc.	236,375	19,851
Instruments & Related Products (6.2%)
Sirf Technology Holdings, Inc. † ‡	479,200	10,231
Trimble Navigation, Ltd. ‡	531,500	20,840
Medical Instruments & Supplies (8.7%)
Arthrocare Corp. † ‡	156,800	8,764
Intuitive Surgical, Inc. † ‡	89,100	20,493
Techne Corp. ‡	171,454	10,815
Varian Medical Systems, Inc. ‡	91,125	3,817
Motion Pictures (2.9%)
Macrovision Corp. ‡	590,500	14,544
Motor Vehicles, Parts & Supplies (3.5%)
BorgWarner, Inc.	191,800	17,555
Oil & Gas Extraction (0.7%)
Range Resources Corp.	89,600	3,643
Pharmaceuticals (0.5%)
IDEXX Laboratories, Inc. ‡	21,300	2,334

1

Research & Testing Services (1.5%)
Core Laboratories NV ‡	49,093	6,254
Gen-Probe, Inc. ‡	18,310	1,219
Security & Commodity Brokers (11.1%)
Ameriprise Financial, Inc.	224,160	14,147
CME Group, Inc.	21,140	12,417
Nymex Holdings, Inc. †	102,145	13,297
T. Rowe Price Group, Inc.	289,050	16,097
Telecommunications (2.8%)
NeuStar, Inc.-Class A † ‡	411,500	14,110
Transportation & Public Utilities (3.3%)
Expeditors International of Washington, Inc. †	357,600	16,914
Wholesale Trade Durable Goods (2.3%)
Grainger (W.W.), Inc.	127,500	11,627
Total Common Stocks (cost: $401,780)		490,033

	Principal	Value
SECURITIES LENDING COLLATERAL (24.0%)
Debt (22.7%)
Bank Notes (0.2%)
Wells Fargo
5.45%, due 10/12/2007	799	799
Euro Dollar Overnight (5.2%)
Barclays
5.33%, due 10/04/2007	1,996	1,996
BNP Paribas
5.20%, due 10/01/2007	5,191	5,191
Calyon
5.25%, due 10/01/2007	3,434	3,434
Fortis Bank
5.25%, due 10/01/2007	5,191	5,191
National Australia Bank
5.19%, due 10/01/2007	2,795	2,795
National City Corp.
4.50%, due 10/01/2007	399	399
Svenska Handlesbanken
5.20%, due 10/01/2007	3,274	3,274
Toronto Dominion Bank
5.32%, due 10/03/2007	3,993	3,993
Euro Dollar Terms (10.0%)
ABN Amro Bank NV
4.97%, due 10/24/2007	2,795	2,795
Bank of Montreal
5.52%, due 10/15/2007	799	799
Bank of Nova Scotia
5.54%, due 10/17/2007	1,198	1,198
5.34%, due 10/19/2007	1,996	1,996
5.00%, due 10/25/2007	1,198	1,198
Barclays
5.32%, due 10/09/2007	1,198	1,198
5.33%, due 10/15/2007	1,996	1,996
5.55%, due 10/15/2007	1,198	1,198
BNP Paribas
5.00%, due 10/25/2007	2,795	2,795
Canadian Imperial Bank of Commerce
5.34%, due 11/09/2007	3,993	3,993
Dexia Group
5.10%, due 11/05/2007	1,198	1,198
Fortis Bank
5.60%, due 10/12/2007	2,396	2,396
Nordea Bank Finland PLC (NY Branch)
5.45%, due 10/23/2007	1,597	1,597

2

Rabobank Nederland
4.91%, due 10/03/2007	2,396	2,396
5.00%, due 10/04/2007	1,198	1,198
Royal Bank of Scotland
5.45%, due 10/19/2007	1,198	1,198
5.43%, due 10/26/2007	2,396	2,396
5.33%, due 11/07/2007	1,996	1,996
Societe Generale
5.32%, due 10/01/2007	1,996	1,996
4.95%, due 10/22/2007	1,597	1,597
5.12%, due 11/01/2007	1,996	1,996
Toronto Dominion Bank
5.32%, due 10/09/2007	3,993	3,993
5.61%, due 10/12/2007	3,194	3,194
UBS AG
5.58%, due 10/01/2007	799	799
5.45%, due 10/22/2007	1,597	1,597
5.37%, due 11/08/2007	1,996	1,996
Repurchase Agreements (7.3%) † †
Credit Suisse First Boston Corp. 5.35%, dated 09/28/2007 to be repurchased at $8,988 on 10/01/2007	8,984	8,984
Merrill Lynch & Co. 4.95%, dated 09/28/2007 to be repurchased at $12,583 on 10/01/2007	12,578	12,578
Morgan Stanley Dean Witter & Co. 4.95%, dated 09/28/2007 to be repurchased at $4,902 on 10/01/2007	4,900	4,900
Morgan Stanley Dean Witter & Co. 5.35%, dated 09/28/2007 to be repurchased at $10,586 on 10/01/2007	10,581	10,581

	Shares	Value
Investment Companies (1.3%)
Reserve Primary Money Market Fund
1-day yield of 5.38%	6,273,898	6,274
Total Securities Lending Collateral (cost: $121,098)		121,098

Total Investment Securities (cost: $522,878) #		$611,131

NOTES TO SCHEDULE OF INVESTMENTS:

†	At September 30, 2007, all or a portion of this security is on loan. The value at September 30, 2007, of all securities on loan is $117,550.

‡	Non-income producing.

††

Cash collateral for the Repurchase Agreements, valued at $37,871, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.75% and 10/04/2007 - 12/01/2096, respectively.

#

Aggregate cost for federal income tax purposes is $522,878.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $96,839 and $8,586, respectively.  Net unrealized appreciation for tax purposes is $88,253.

DEFINITIONS:
REIT	Real Estate Investment Trust

3

Transamerica Money Market

SCHEDULE OF INVESTMENTS

At September 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
COMMERCIAL PAPER (95.4%)
Automotive (1.8%)
BMW US Capital LLC-144A
5.30%, due 10/01/2007	$5,000	$4,999
Harley-Davidson, Inc.-144A
5.25%, due 10/09/2007	6,000	5,991
Beverages (4.0%)
Coca-Cola Co. (The)
5.25%, due 12/13/2007	10,000	9,891
5.25%, due 12/14/2007	14,300	14,142
Commercial Banks (32.9%)
Bank of America Corp.
5.24%, due 10/02/2007	9,000	8,996
5.25%, due 10/03/2007	10,000	9,994
5.45%, due 12/11/2007	9,000	8,901
Canadian Imperial Holdings
5.49%, due 11/14/2007	14,000	13,902
5.56%, due 11/15/2007	5,300	5,262
HBOS Treasury Services
5.28%, due 10/15/2007	2,000	1,995
5.25%, due 10/29/2007	9,500	9,459
5.42%, due 12/17/2007	10,450	10,326
Nestle Capital Corp.-144A
5.25%, due 12/07/2007	9,300	9,206
Royal Bank of Scotland
5.36%, due 11/26/2007	11,000	10,905
5.55%, due 12/03/2007	9,300	9,207
5.56%, due 12/07/2007	10,700	10,586
State Street Boston Corp.
5.35%, due 10/15/2007 (a)	9,500	9,477
4.80%, due 11/15/2007 (a)	10,900	10,832
4.82%, due 11/28/2007 (a)	9,000	8,928
Toronto-Dominion Holdings USA, Inc.-144A
5.67%, due 10/12/2007	12,500	12,474
5.63%, due 10/15/2007	7,500	7,481
UBS Finance Delaware LLC
5.25%, due 10/26/2007	7,200	7,172
5.35%, due 10/26/2007	2,000	1,992
5.29%, due 11/02/2007	3,000	2,985
5.63%, due 11/05/2007	7,000	6,960
5.48%, due 11/06/2007	10,000	9,942
5.31%, due 11/07/2007	1,000	994
Wells Fargo Bank NA
5.40%, due 10/23/2007	10,000	10,000
Department Stores (2.4%)
Wal-Mart Stores, Inc.-144A
4.74%, due 12/18/2007	14,500	14,347
Holding & Other Investment Offices (3.1%)
Rabobank USA Finance Corp.
5.40%, due 10/09/2007	12,000	11,982
5.42%, due 10/10/2007	6,500	6,489
Industrial Machinery & Equipment (1.0%)
Caterpillar Financial Services Corp.
5.24%, due 10/01/2007	6,000	5,998
Insurance (2.4%)
Metlife Funding, Inc.
5.25%, due 10/23/2007	14,570	14,519
Medical Instruments & Supplies (1.4%)
Medtronic, Inc.-144A
5.25%, due 10/04/2007	6,990	6,985
5.28%, due 10/04/2007	1,600	1,599

1

Mortgage Bankers & Brokers (14.6%)
Barclays U.S. Funding Corp.
5.26%, due 10/02/2007	13,000	12,994
CAFCO LLC-144A
5.65%, due 10/25/2007	800	797
5.45%, due 11/08/2007	10,000	9,939
5.03%, due 12/21/2007	4,100	4,052
Old Line Funding Corp.-144A
5.95%, due 10/05/2007	12,314	12,302
5.25%, due 10/12/2007	7,700	7,685
5.65%, due 10/31/2007	6,000	5,970
5.30%, due 11/14/2007	4,700	4,668
Unilever Capital Corp.-144A
5.25%, due 11/30/2007	15,000	14,864
5.27%, due 12/12/2007	10,750	10,634
5.27%, due 12/14/2007	4,000	3,956
Oil & Gas Extraction (6.3%)
BP Capital Markets PLC-144A
4.77%, due 11/26/2007	3,600	3,572
4.77%, due 12/03/2007	4,100	4,065
Total Capital SA-144A
5.30%, due 10/05/2007	10,000	9,991
5.38%, due 10/10/2007	20,000	19,967
Personal Credit Institutions (22.4%)
American Express Credit Corp.
5.27%, due 10/16/2007	4,200	4,190
5.29%, due 11/08/2007	8,000	7,953
5.26%, due 11/09/2007	7,650	7,604
4.79%, due 11/20/2007	9,500	9,434
American Honda Finance Corp.
5.23%, due 10/16/2007	6,500	6,484
5.28%, due 10/30/2007	15,000	14,932
General Electric Capital Corp.
5.24%, due 10/18/2007	11,000	10,970
4.78%, due 12/12/2007	6,200	6,139
International Lease Finance Corp.
5.30%, due 10/18/2007	7,000	6,980
Paccar Financial Corp.
5.26%, due 11/13/2007	12,000	11,921
5.43%, due 11/13/2007	1,000	993
5.25%, due 11/16/2007	17,000	16,881
Toyota Motor Credit Corp.
5.27%, due 11/21/2007	8,500	8,434
5.28%, due 12/10/2007	8,000	7,916
5.28%, due 12/13/2007	7,000	6,923
5.28%, due 12/20/2007	7,000	6,916
Savings Institutions (2.1%)
Ciesco LLC-144A
5.10%, due 12/06/2007	1,325	1,312
5.10%, due 01/29/2008	11,200	11,006
Security & Commodity Brokers (1.0%)
Merrill Lynch & Co., Inc.
5.26%, due 11/21/2007	6,300	6,251
Total Commercial Paper (cost: $573,613)		573,613

SHORT-TERM OBLIGATIONS (2.2%)
Personal Credit Institutions (0.5%)
General Electric Capital Corp., Series A, (MTN)
4.25%, due 01/15/2008	3,100	3,091
Security & Commodity Brokers (1.7%)
Merrill Lynch & Co., Inc.
5.28%, due 11/29/2007	10,000	9,911
Total Short-Term Obligations (cost: $13,002)		13,002

2

CERTIFICATES OF DEPOSIT (2.7%)
Canadian Imperial Bank of Commerce
5.31%, due 10/29/2007	10,300	10,300
Toronto Dominion Bank, Ltd.
5.30%, due 10/17/2007	5,750	5,750
Total Certificates Of Deposit (cost: $16,050)		16,050

Total Investment Securities (cost: $602,665) #		$602,665

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	Commercial Paper issued by State Street Bank & Trust ("SSB"). SSB is also the accounting, custody, and lending agent for the Fund.

#	Aggregate cost for federal income tax purposes is $602,665.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2007, these securities aggregated  $187,862 or 31.3% of the net assets of the Fund.

MTN	Medium-Term Note

3

Transamerica Science & Technology

SCHEDULE OF INVESTMENTS

At September 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.2%)
Business Services (3.8%)
Akamai Technologies, Inc. ‡ †	131,400	$3,775
ValueClick, Inc. ‡	140,000	3,144
Communication (3.1%)
American Tower Corp.-Class A ‡	73,700	3,209
Foundry Networks, Inc. ‡	140,000	2,488
Communications Equipment (10.9%)
Polycom, Inc. ‡	69,500	1,867
QUALCOMM, Inc.	83,900	3,546
Research In Motion, Ltd. ‡	144,700	14,260
Computer & Data Processing Services (21.1%)
Activision, Inc. ‡	187,000	4,037
Adobe Systems, Inc. ‡	81,300	3,550
Cerner Corp. ‡ †	50,400	3,014
F5 Networks, Inc. ‡	123,800	4,604
Google, Inc.-Class A ‡ †	14,600	8,282
Informatica Corp. ‡	236,000	3,705
Microsoft Corp.	50,910	1,500
Salesforce.com, Inc. ‡	72,100	3,700
Synchronoss Technologies, Inc. ‡ †	110,000	4,627
Veraz Networks, Inc. ‡	171,350	1,203
Computer & Office Equipment (17.0%)
Apple, Inc. ‡	86,700	13,312
EMC Corp. ‡	271,700	5,651
Logitech International SA ‡ †	131,300	3,880
Nuance Communications, Inc. ‡ †	140,542	2,714
Riverbed Technology, Inc. ‡ †	80,300	3,243
Sandisk Corp. ‡	37,500	2,066
Electronic & Other Electric Equipment (1.5%)
FuelCell Energy, Inc. ‡ †	304,000	2,718
Electronic Components & Accessories (5.2%)
NVIDIA Corp. ‡ †	62,000	2,247
SunPower Corp.-Class A ‡ †	86,000	7,123
Entertainment (1.7%)
International Game Technology	69,700	3,004
Instruments & Related Products (4.3%)
Sirf Technology Holdings, Inc. ‡ †	160,500	3,427
Trimble Navigation, Ltd. ‡	109,000	4,274
Manufacturing Industries (1.0%)
Nintendo Co., Ltd.	3,500	1,820
Medical Instruments & Supplies (7.9%)
Intuitive Surgical, Inc. ‡ †	38,700	8,901
NuVasive, Inc. ‡ †	150,000	5,389
Motion Pictures (2.4%)
Macrovision Corp. ‡	174,000	4,286
Pharmaceuticals (1.7%)
Gilead Sciences, Inc. ‡ †	77,500	3,167
Retail Trade (1.9%)
Shutterfly, Inc. ‡ †	108,000	3,446
Security & Commodity Brokers (2.8%)
CME Group, Inc.	8,500	4,992
Telecommunications (10.9%)
AT&T, Inc.	76,000	3,216
Equinix, Inc. ‡ †	53,600	4,754
MetroPCS Communications, Inc. ‡ †	261,550	7,135
NII Holdings, Inc. ‡	56,700	4,658
Total Common Stocks (cost: $131,593)		175,934

1

	Principal	Value
SECURITIES LENDING COLLATERAL (22.6%)
Debt (21.4%)
Bank Notes (0.1%)
Wells Fargo
5.45%, due 10/12/2007	270	270
Euro Dollar Overnight (4.9%)
Barclays
5.33%, due 10/04/2007	674	674
BNP Paribas
5.20%, due 10/01/2007	1,752	1,752
Calyon
5.25%, due 10/01/2007	1,159	1,159
Fortis Bank
5.25%, due 10/01/2007	1,752	1,752
National Australia Bank
5.19%, due 10/01/2007	943	943
National City Corp.
4.50%, due 10/01/2007	135	135
Svenska Handlesbanken
5.20%, due 10/01/2007	1,105	1,105
Toronto Dominion Bank
5.32%, due 10/03/2007	1,348	1,348
Euro Dollar Terms (9.5%)
ABN Amro Bank NV
4.97%, due 10/24/2007	944	944
Bank of Montreal
5.52%, due 10/15/2007	270	270
Bank of Nova Scotia
5.54%, due 10/17/2007	404	404
5.34%, due 10/19/2007	674	674
5.00%, due 10/25/2007	404	404
Barclays
5.32%, due 10/09/2007	404	404
5.33%, due 10/15/2007	674	674
5.55%, due 10/15/2007	404	404
BNP Paribas
5.00%, due 10/25/2007	944	944
Canadian Imperial Bank of Commerce
5.34%, due 11/09/2007	1,348	1,348
Dexia Group
5.10%, due 11/05/2007	404	404
Fortis Bank
5.60%, due 10/12/2007	809	809
Nordea Bank Finland PLC (NY Branch)
5.45%, due 10/23/2007	539	539
Rabobank Nederland
4.91%, due 10/03/2007	809	809
5.00%, due 10/04/2007	404	404
Royal Bank of Scotland
5.45%, due 10/19/2007	404	404
5.43%, due 10/26/2007	809	809
5.33%, due 11/07/2007	674	674
Societe Generale
5.32%, due 10/01/2007	674	674
4.95%, due 10/22/2007	539	539
5.12%, due 11/01/2007	674	674
Toronto Dominion Bank
5.32%, due 10/09/2007	1,348	1,348
5.61%, due 10/12/2007	1,078	1,078
UBS AG
5.58%, due 10/01/2007	270	270
5.45%, due 10/22/2007	539	539
5.37%, due 11/08/2007	674	674

2

Repurchase Agreements (6.9%) † †
Credit Suisse First Boston Corp. 5.35%, dated 09/28/2007 to be repurchased at $3,034 on 10/01/2007	3,033	3,033
Merrill Lynch & Co. 4.95%, dated 09/28/2007 to be repurchased at $4,248 on 10/01/2007	4,246	4,246
Morgan Stanley Dean Witter & Co. 4.95%, dated 09/28/2007 to be repurchased at $1,655 on 10/01/2007	1,654	1,654
Morgan Stanley Dean Witter & Co. 5.35%, dated 09/28/2007 to be repurchased at $3,574 on 10/01/2007	3,572	3,572

	Shares	Value
Investment Companies (1.2%)
Reserve Primary Money Market Fund
1-day yield of 5.38%	2,117,904	2,118
Total Securities Lending Collateral (cost: $40,879)		40,879

Total Investment Securities (cost: $172,472) #		$216,813

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.

†	At September 30, 2007, all or a portion of this security is on loan. The value at September 30, 2007, of all securities on loan is $39,202.

††

Cash collateral for the Repurchase Agreements, valued at $12,784, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.75% and 10/04/2007 - 12/01/2096, respectively.

#

Aggregate cost for federal income tax purposes is $172,535.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $45,903 and $1,625, respectively.  Net unrealized appreciation for tax purposes is $44,278.

3

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS

At September 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (95.9%)
Apparel Products (1.9%)
Hanesbrands, Inc. ‡	348,700	$9,785
Auto Repair, Services & Parking (0.9%)
Wright Express Corp. ‡	130,000	4,744
Computer & Data Processing Services (4.1%)
ActivIdentity Corp. ‡	175,800	911
Cogent, Inc. ‡ †	670,305	10,510
Fair Isaac Corp. †	255,000	9,208
Computer & Office Equipment (0.6%)
Hypercom Corp. ‡	670,000	3,028
Construction (11.2%)
Chemed Corp.	266,700	16,578
McDermott International, Inc. ‡	750,000	40,560
Electric Services (1.9%)
CMS Energy Corp.	580,000	9,756
Electric, Gas & Sanitary Services (3.3%)
ALLETE, Inc. †	151,666	6,789
Republic Services, Inc.	307,500	10,058
Electronic & Other Electric Equipment (5.3%)
Acuity Brands, Inc.	275,000	13,882
Genlyte Group, Inc. ‡	200,000	12,852
Holding & Other Investment Offices (10.0%)
Annaly Capital Management, Inc. REIT	670,000	10,673
Host Hotels & Resorts, Inc. REIT †	550,000	12,342
LTC Properties, Inc. REIT	450,000	10,651
Omega Healthcare Investors, Inc. REIT	341,000	5,296
Parkway Properties, Inc. REIT	79,000	3,487
Sunstone Hotel Investors, Inc. REIT	325,000	8,333
Industrial Machinery & Equipment (0.7%)
Allis-Chalmers Corp. ‡ †	188,800	3,576
Instruments & Related Products (2.0%)
Thermo Fisher Scientific, Inc. ‡	178,000	10,274
Insurance (4.0%)
HCC Insurance Holdings, Inc.	367,500	10,525
PartnerRe, Ltd.	122,000	9,637
Management Services (5.6%)
FTI Consulting, Inc. ‡ †	465,000	23,394
Navigant Consulting, Inc. ‡ †	410,982	5,203
Medical Instruments & Supplies (1.6%)
Orthofix International NV ‡	170,000	8,325
Oil & Gas Extraction (13.5%)
Aurora Oil & Gas Corp. ‡ †	1,454,260	2,094
Bronco Drilling Co., Inc. ‡ †	201,625	2,984
Cabot Oil & Gas Corp.	143,000	5,028
Edge Petroleum Corp. ‡ †	150,000	1,926
GlobalSantaFe Corp.	135,000	10,263
Helix Energy Solutions Group, Inc. ‡ †	258,100	10,959
Hercules Offshore, Inc. ‡ †	329,079	8,592
Newfield Exploration Co. ‡	100,000	4,816
Superior Energy Services, Inc. ‡	620,000	21,973
Primary Metal Industries (0.9%)
Claymont Steel Holdings, Inc. ‡ †	237,970	4,819
Restaurants (0.8%)
O’Charley’s, Inc.	255,000	3,866
Rubber & Misc. Plastic Products (1.4%)
Jarden Corp. ‡ †	225,000	6,961
Savings Institutions (0.8%)
Partners Trust Financial Group, Inc.	350,000	4,259
Telecommunications (2.0%)
Citizens Communications Co. †	700,000	10,024
Water Transportation (22.1%)
Aegean Marine Petroleum Network, Inc.	463,140	16,793
Aries Maritime Transport, Ltd. †	992,000	9,077

1

DryShips, Inc. †	430,000	39,066
Genco Shipping & Trading, Ltd. †	499,700	32,745
Omega Navigation Enterprises, Inc.-Class A †	329,800	6,573
StealthGas, Inc.	470,600	8,108
Wholesale Trade Nondurable Goods (1.3%)
Dean Foods Co.	255,000	6,523
Total Common Stocks (cost: $302,968)		487,826

	Principal	Value
SECURITIES LENDING COLLATERAL (24.0%)
Debt (22.7%)
Bank Notes (0.2%)
Wells Fargo
5.45%, due 10/12/2007	804	804
Euro Dollar Overnight (5.2%)
Barclays
5.33%, due 10/04/2007	2,010	2,010
BNP Paribas
5.20%, due 10/01/2007	5,227	5,227
Calyon
5.25%, due 10/01/2007	3,458	3,458
Fortis Bank
5.25%, due 10/01/2007	5,227	5,227
National Australia Bank
5.19%, due 10/01/2007	2,815	2,815
National City Corp.
4.50%, due 10/01/2007	402	402
Svenska Handlesbanken
5.20%, due 10/01/2007	3,297	3,297
Toronto Dominion Bank
5.32%, due 10/03/2007	4,021	4,021
Euro Dollar Terms (10.0%)
ABN Amro Bank NV
4.97%, due 10/24/2007	2,815	2,815
Bank of Montreal
5.52%, due 10/15/2007	804	804
Bank of Nova Scotia
5.54%, due 10/17/2007	1,206	1,206
5.34%, due 10/19/2007	2,010	2,010
5.00%, due 10/25/2007	1,206	1,206
Barclays
5.32%, due 10/09/2007	1,206	1,206
5.33%, due 10/15/2007	2,010	2,010
5.55%, due 10/15/2007	1,206	1,206
BNP Paribas
5.00%, due 10/25/2007	2,814	2,814
Canadian Imperial Bank of Commerce
5.34%, due 11/09/2007	4,021	4,021
Dexia Group
5.10%, due 11/05/2007	1,206	1,206
Fortis Bank
5.60%, due 10/12/2007	2,412	2,412
Nordea Bank Finland PLC (NY Branch)
5.45%, due 10/23/2007	1,608	1,608
Rabobank Nederland
4.91%, due 10/03/2007	2,412	2,412
5.00%, due 10/04/2007	1,206	1,206
Royal Bank of Scotland
5.45%, due 10/19/2007	1,206	1,206
5.43%, due 10/26/2007	2,412	2,412
5.33%, due 11/07/2007	2,010	2,010

2

Societe Generale
5.32%, due 10/01/2007	2,010	2,010
4.95%, due 10/22/2007	1,608	1,608
5.12%, due 11/01/2007	2,010	2,010
Toronto Dominion Bank
5.32%, due 10/09/2007	4,021	4,021
5.61%, due 10/12/2007	3,217	3,217
UBS AG
5.58%, due 10/01/2007	804	804
5.45%, due 10/22/2007	1,608	1,608
5.37%, due 11/08/2007	2,010	2,010
Repurchase Agreements (7.3%) † †
Credit Suisse First Boston Corp. 5.35%, dated 09/28/2007 to be repurchased at $9,050 on 10/01/2007	9,046	9,046
Merrill Lynch & Co. 4.95%, dated 09/28/2007 to be repurchased at $12,670 on 10/01/2007	12,665	12,665
Morgan Stanley Dean Witter & Co. 4.95%, dated 09/28/2007 to be repurchased at $4,936 on 10/01/2007	4,934	4,934
Morgan Stanley Dean Witter & Co. 5.35%, dated 09/28/2007 to be repurchased at $10,659 on 10/01/2007	10,655	10,655

	Shares	Value
Investment Companies (1.3%)
Reserve Primary Money Market Fund
1-day yield of 5.38%	6,317,311	6,317
Total Securities Lending Collateral (cost: $121,936)		121,936

Total Investment Securities (cost: $424,904) #		$609,762

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.

†	At September 30, 2007, all or a portion of this security is on loan. The value at September 30, 2007, of all securities on loan is $117,699.

††

Cash collateral for the Repurchase Agreements, valued at $38,134, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.75% and 10/04/2007 - 12/01/2096, respectively.

#

Aggregate cost for federal income tax purposes is $424,962.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $198,880 and $14,080, respectively.  Net unrealized appreciation for tax purposes is $184,800.

DEFINITIONS:
REIT	Real Estate Investment Trust

3

Transamerica U.S. Government Securities

SCHEDULE OF INVESTMENTS

At September 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (37.9%)
U.S. Treasury Bond
8.00%, due 11/15/2021 †	$9,000	$11,870
4.75%, due 02/15/2037 †	814	803
5.00%, due 05/15/2037	1,000	1,026
U.S. Treasury Inflation Indexed Bond
3.38%, due 04/15/2032	3,521	4,300
U.S. Treasury Note
4.88%, due 06/30/2009	200	203
4.75%, due 01/31/2012	800	818
4.75%, due 05/31/2012	10,950	11,199
4.25%, due 11/15/2013	15,250	15,206
4.00%, due 02/15/2015 †	11,000	10,702
4.75%, due 08/15/2017 †	7,190	7,286
Total U.S. Government Obligations (cost: $62,011)		63,413

U.S. GOVERNMENT AGENCY OBLIGATIONS (47.4%)
Fannie Mae
5.10%, due 01/18/2011	9,000	9,014
5.25%, due 08/01/2012	2,000	2,041
6.00%, due 01/01/2034	1,164	1,170
6.00%, due 08/01/2034	696	698
6.00%, due 10/01/2034	1,118	1,123
5.00%, due 07/01/2035	2,106	2,012
Fannie Mae, Series 2004-90, Class LH
5.00%, due 04/25/2034	4,100	3,940
Federal Agricultural Mortgage Corp., Series 2006-2-144A
5.50%, due 07/15/2011	10,000	10,304
Federal Home Loan Bank
3.00%, due 04/15/2009	13,000	12,723
Freddie Mac
5.35%, due 11/14/2011	7,500	7,566
5.50%, due 02/22/2013	6,000	6,021
5.50%, due 01/15/2029	3,000	3,013
5.00%, due 11/15/2032	5,971	5,901
5.50%, due 06/01/2035	4,465	4,381
5.00%, due 07/01/2035	1,221	1,167
Freddie Mac, Series 2941, Class WC
5.00%, due 10/15/2030	6,000	5,885
Freddie Mac-Gold Pool
6.00%, due 09/01/2032	574	578
6.00%, due 11/01/2032	883	888
Ginnie Mae-FHA/VA Pool
6.00%, due 03/20/2034	892	898
Total U.S. Government Agency Obligations (cost: $79,254)		79,323

ASSET-BACKED SECURITIES (1.2%)
USAA Auto Owner Trust, Series 2007-2, Class A2
5.04%, due 04/15/2010	2,000	2,001
Total Asset-Backed Securities (cost: $2,000)		2,001

CORPORATE DEBT SECURITIES (14.2%)
Agriculture (0.9%)
Michael Foods, Inc.
8.00%, due 11/15/2013 ¡	1,500	1,500
Air Transportation (0.6%)
Delta Air Lines, Inc.
7.57%, due 11/18/2010	1,000	1,026
Automotive Service Stations (1.9%)
Petro Stopping Centers, LP / Petro Financial Corp.
9.00%, due 02/15/2012	3,000	3,142

1

Business Credit Institutions (0.4%)
Pemex Finance, Ltd.
9.03%, due 02/15/2011 ¡	658	694
Business Services (0.6%)
Tyco Electronics Group SA-144A
6.55%, due 10/01/2017	1,000	1,012
Chemicals & Allied Products (0.6%)
Nalco Co.
7.75%, due 11/15/2011 ¡	1,000	1,020
Commercial Banks (1.5%)
Barclays Bank PLC
6.28%, due 12/15/2034 (a) (b)	1,000	880
Rabobank Capital Funding II-144A
5.26%, due 12/31/2013 (a) (b)	750	709
Wachovia Capital Trust III
5.80%, due 03/15/2011 (a) (b)	1,000	993
Communication (0.5%)
News America Holdings, Inc.
6.63%, due 01/09/2008	870	873
Mortgage Bankers & Brokers (1.7%)
Countrywide Financial Corp. (MTN)
5.42%, due 03/24/2009 *	2,000	1,881
ILFC E-Capital Trust II-144A
6.25%, due 12/21/2065 (b)	940	906
Oil & Gas Extraction (1.0%)
Husky Oil Co.
8.90%, due 08/15/2028 (b)	1,615	1,667
Real Estate (1.9%)
Tanger Properties, LP REIT
9.13%, due 02/15/2008	2,284	2,307
Westfield Capital Corp., Ltd./WT Finance Aust Pty, Ltd./WEA Finance LLC-144A
4.38%, due 11/15/2010	1,000	964
Savings Institutions (0.8%)
Sovereign Capital Trust VI, Guaranteed Note
7.91%, due 06/13/2036	1,200	1,266
Security & Commodity Brokers (0.6%)
JP Morgan Chase Capital XVIII
6.95%, due 08/17/2036	1,000	983
Wholesale Trade Durable Goods (0.6%)
Leslie’s Poolmart, Senior Note
7.75%, due 02/01/2013	1,000	950
Wholesale Trade Nondurable Goods (0.6%)
Cargill, Inc.-144A
5.60%, due 09/15/2012	1,000	1,008
Total Corporate Debt Securities (cost: $24,222)		23,781

	Shares	Value
PREFERRED STOCKS (0.4%)
Savings Institutions (0.4%)
Indymac Bank FSB-144A	40,000	726
Total Preferred Stocks (cost: $1,000)		726

	Principal	Value
SECURITIES LENDING COLLATERAL (11.3%)
Debt (10.7%)
Bank Notes (0.1%)
Wells Fargo
5.45%, due 10/12/2007	124	124
Euro Dollar Overnight (2.4%)
Barclays
5.33%, due 10/04/2007	311	311
BNP Paribas
5.20%, due 10/01/2007	808	808

2

Calyon
5.25%, due 10/01/2007	534	534
Fortis Bank
5.25%, due 10/01/2007	808	808
National Australia Bank
5.19%, due 10/01/2007	435	435
National City Corp.
4.50%, due 10/01/2007	62	62
Svenska Handlesbanken
5.20%, due 10/01/2007	510	510
Toronto Dominion Bank
5.32%, due 10/03/2007	621	621
Euro Dollar Terms (4.7%)
ABN Amro Bank NV
4.97%, due 10/24/2007	435	435
Bank of Montreal
5.52%, due 10/15/2007	124	124
Bank of Nova Scotia
5.54%, due 10/17/2007	187	187
5.34%, due 10/19/2007	311	311
5.00%, due 10/25/2007	186	186
Barclays
5.32%, due 10/09/2007	186	186
5.33%, due 10/15/2007	311	311
5.55%, due 10/15/2007	186	186
BNP Paribas
5.00%, due 10/25/2007	435	435
Canadian Imperial Bank of Commerce
5.34%, due 11/09/2007	621	621
Dexia Group
5.10%, due 11/05/2007	186	186
Fortis Bank
5.60%, due 10/12/2007	373	373
Nordea Bank Finland PLC (NY Branch)
5.45%, due 10/23/2007	249	249
Rabobank Nederland
4.91%, due 10/03/2007	373	373
5.00%, due 10/04/2007	186	186
Royal Bank of Scotland
5.45%, due 10/19/2007	186	186
5.43%, due 10/26/2007	373	373
5.33%, due 11/07/2007	311	311
Societe Generale
5.32%, due 10/01/2007	311	311
4.95%, due 10/22/2007	249	249
5.12%, due 11/01/2007	311	311
Toronto Dominion Bank
5.32%, due 10/09/2007	621	621
5.61%, due 10/12/2007	497	497
UBS AG
5.58%, due 10/01/2007	124	124
5.45%, due 10/22/2007	249	249
5.37%, due 11/08/2007	311	311
Repurchase Agreements (3.5%) ††
Credit Suisse First Boston Corp. 5.35%, dated 09/28/2007 to be repurchased at $1,399 on 10/01/2007	1,398	1,398
Merrill Lynch & Co. 4.95%, dated 09/28/2007 to be repurchased at $1,958 on 10/01/2007	1,957	1,957
Morgan Stanley Dean Witter & Co. 4.95%, dated 09/28/2007 to be repurchased at $763 on 10/01/2007	763	763

3

Morgan Stanley Dean Witter & Co. 5.35%, dated 09/28/2007 to be repurchased at $1,647 on 10/01/2007	1,647	1,647

	Shares	Value
Investment Companies (0.6%)
Reserve Primary Money Market Fund
1-day yield of 5.38%	976,372	976
Total Securities Lending Collateral (cost: $18,846)		18,846

Total Investment Securities (cost: $187,333) #		$188,090

NOTES TO SCHEDULE OF INVESTMENTS:

†	At September 30, 2007, all or a portion of this security is on loan. The value at September 30, 2007, of all securities on loan is $18,381.

(a)	The security has a perpetual maturity. The date shown is the next call date.

(b)	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of September 30, 2007.

*	Floating or variable rate note. Rate is listed as of September 30, 2007.

††

Cash collateral for the Repurchase Agreements, valued at $5,894, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.75% and 10/04/2007 - 12/01/2096, respectively.

¡	Securities valued as determined in good faith in accordance with procedures established by the Board of AEGON/ Transamerica Series Trust.

#

Aggregate cost for federal income tax purposes is $187,352.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $2,266 and $1,528, respectively.  Net unrealized appreciation for tax purposes is $738.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2007, these securities aggregated  $15,629 or 9.3% of the net assets of the Fund.

FHA	Federal Housing Administration
MTN	Medium-Term Note
REIT	Real Estate Investment Trust
VA	Veterans Affairs

4

Transamerica Value Balanced

SCHEDULE OF INVESTMENTS

At September 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (2.4%) ❖
U.S. Treasury Bond
8.00%, due 11/15/2021	$240	$316
4.75%, due 02/15/2037	457	451
U.S. Treasury Note
4.63%, due 07/31/2012	2,450	2,493
4.75%, due 08/15/2017	5,283	5,354
4.50%, due 02/15/2036	1,533	1,453
Total U.S. Government Obligations (cost: $9,968)		10,067

U.S. GOVERNMENT AGENCY OBLIGATIONS (12.2%)
Fannie Mae
5.50%, due 08/01/2017	1,297	1,299
6.00%, due 01/01/2018	1,554	1,578
5.00%, due 05/01/2018	968	951
6.00%, due 01/01/2034	1,434	1,441
6.00%, due 08/01/2034	580	582
6.00%, due 10/01/2034	971	974
5.50%, due 05/01/2035	5,150	5,050
5.00%, due 07/01/2035	3,798	3,629
5.50%, due 07/01/2036	3,343	3,275
6.00%, due 08/01/2036	4,460	4,468
Freddie Mac
5.35%, due 11/14/2011	3,800	3,833
5.00%, due 04/01/2018	1,778	1,749
5.50%, due 09/01/2018	550	549
5.50%, due 11/01/2018	1,771	1,769
5.00%, due 11/15/2032	3,412	3,372
6.00%, due 11/01/2033	1,224	1,230
6.00%, due 12/01/2033	1,075	1,080
5.50%, due 06/01/2035	4,772	4,683
5.00%, due 07/01/2035	3,680	3,516
5.50%, due 01/01/2036	2,175	2,133
Freddie Mac, Series 2631, Class CE
4.25%, due 10/15/2026	3,000	2,961
Ginnie Mae
6.50%, due 10/15/2027	541	555
6.00%, due 02/20/2034	797	801
6.00%, due 08/20/2034	121	122
Total U.S. Government Agency Obligations (cost: $52,411)		51,600

MORTGAGE-BACKED SECURITIES (2.9%)
American Tower Trust, Series 2007-1A, Class C-144A
5.62%, due 04/15/2037	1,090	1,041
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4
5.20%, due 12/01/2038	2,250	2,193
Crown Castle Towers LLC, Series 2006-1A, Class AFX-144A
5.24%, due 11/15/2036	2,022	2,020
Morgan Stanley Capital I, Series 2006-HQ10, Class A4
5.33%, due 11/12/2041 *	2,320	2,284
SBA CMBS Trust, Series 2006-1A, Class A-144A
5.31%, due 11/15/2036	1,800	1,766
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4
5.57%, due 10/15/2048 *	2,249	2,252
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class H-144A
5.93%, due 06/15/2049 *	570	479
Total Mortgage-Backed Securities (cost: $12,263)		12,035

1

CORPORATE DEBT SECURITIES (9.6%)
Aerospace (0.2%)
Honeywell International, Inc., Senior Note
5.63%, due 08/01/2012	900	917
Agriculture (0.2%)
Michael Foods, Inc.
8.00%, due 11/15/2013 ¡	700	700
Air Transportation (0.3%)
Delta Air Lines, Inc.
7.57%, due 11/18/2010	580	595
United AirLines, Inc.
6.64%, due 07/02/2022	804	792
Automotive Service Stations (0.1%)
Petro Stopping Centers, LP / Petro Financial Corp.
9.00%, due 02/15/2012	435	456
Business Credit Institutions (0.2%)
Pemex Finance, Ltd.
9.03%, due 02/15/2011 ¡	910	960
Business Services (0.2%)
Tyco Electronics Group SA-144A
6.55%, due 10/01/2017	652	660
Commercial Banks (0.7%)
Barclays Bank PLC
6.28%, due 12/15/2034 (a) (b)	650	572
ICICI Bank, Ltd., Series B-144A
5.90%, due 01/12/2010 *	925	917
Rabobank Capital Funding II-144A
5.26%, due 12/31/2013 (a) (b)	480	454
Wachovia Capital Trust III
5.80%, due 03/15/2011 (a) (b)	560	556
ZFS Finance USA Trust II-144A
6.45%, due 12/15/2065 (b)	575	555
Department Stores (0.1%)
Neiman-Marcus Group, Inc. (PIK)
9.00%, due 10/15/2015	500	533
Electric Services (0.4%)
Empresa Nacional de Electricidad SA/Chile, Series B
8.50%, due 04/01/2009	1,300	1,358
PSEG Funding Trust I
5.38%, due 11/16/2007	427	426
Food & Kindred Products (0.5%)
Bunge, Ltd. Finance Corp.
4.38%, due 12/15/2008	1,955	1,934
Food Stores (0.1%)
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012	600	611
Holding & Other Investment Offices (0.9%)
iStar Financial, Inc. REIT
4.88%, due 01/15/2009	2,000	1,957
PPF Funding, Inc. REIT-144A
5.35%, due 04/15/2012	1,800	1,784
Hotels & Other Lodging Places (0.2%)
Las Vegas Sands Corp.
6.38%, due 02/15/2015	700	677
Insurance (0.4%)
Oil Insurance, Ltd.-144A
7.56%, due 06/30/2011 (a) (b)	650	662
St Paul Travelers Cos. (The), Inc.
6.75%, due 06/20/2036	1,030	1,046
Lumber & Other Building Materials (0.2%)
CRH America, Inc.
5.30%, due 10/15/2013	650	617
Lowes Cos, Inc.
6.65%, due 09/15/2037	450	455

2

Mortgage Bankers & Brokers (0.3%)
Countrywide Financial Corp.
6.25%, due 05/15/2016	485	439
ILFC E-Capital Trust II-144A
6.25%, due 12/21/2065 (b)	920	887
Motion Pictures (0.2%)
News America Holdings, Inc., Guaranteed Senior Note
7.75%, due 12/01/2045	610	675
Oil & Gas Extraction (0.6%)
Husky Oil Co.
8.90%, due 08/15/2028 (b)	1,320	1,362
Nexen, Inc.
6.40%, due 05/15/2037	550	535
PetroHawk Energy Corp., Senior Note
9.13%, due 07/15/2013	720	760
Paper & Allied Products (0.1%)
Kimberly-Clark Corp.
6.63%, due 08/01/2037	565	602
Paper & Paper Products (0.3%)
Celulosa Arauco y Constitucion SA
8.63%, due 08/15/2010	1,240	1,347
Radio & Television Broadcasting (0.5%)
AMFM, Inc., Senior Note
8.00%, due 11/01/2008	2,025	2,058
Real Estate (0.6%)
Post Apartment Homes, LP
6.30%, due 06/01/2013	1,247	1,263
Westfield Capital Corp., Ltd.-144A
5.40%, due 10/01/2012	1,155	1,142
Security & Commodity Brokers (0.7%)
Discover Financial Services, Senior Note-144A
6.23%, due 06/11/2010 *	1,625	1,588
JP Morgan Chase Capital XVIII
6.95%, due 08/17/2036	650	639
Mizuho JGB Investment LLC, Series A-144A
9.87%, due 06/30/2008 (a) (b)	790	811
Telecommunications (0.2%)
Nextel Communications, Inc., Series D
7.38%, due 08/01/2015	728	740
Transportation & Public Utilities (0.2%)
Hertz Corp., Senior Note
8.88%, due 01/01/2014	650	670
Water Transportation (0.9%)
Carnival Corp.
3.75%, due 11/15/2007	2,900	2,894
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	1,000	1,066
Wholesale Trade Nondurable Goods (0.3%)
Cargill, Inc.-144A
5.60%, due 09/15/2012	1,083	1,091
Total Corporate Debt Securities (cost: $41,075)		40,763

	Shares	Value
PREFERRED STOCKS (0.1%)
Savings Institutions (0.1%)
Indymac Bank FSB-144A	25,600	465
Total Preferred Stocks (cost: $640)		465

COMMON STOCKS (71.4%)
Apparel Products (1.0%)
Hanesbrands, Inc. ‡	151,200	4,243
Chemicals & Allied Products (0.9%)
Colgate-Palmolive Co.	56,000	3,994

3

Commercial Banks (7.2%)
Bank of America Corp.	211,844	10,649
Citigroup, Inc.	205,170	9,575
PNC Financial Services Group, Inc.	70,000	4,767
Wachovia Corp.	67,640	3,392
Wells Fargo & Co.	60,000	2,137
Computer & Data Processing Services (5.2%)
Fiserv, Inc. ‡	18,210	926
Microsoft Corp.	718,700	21,173
Construction (1.9%)
McDermott International, Inc. ‡	145,000	7,842
Electric Services (1.3%)
Dominion Resources, Inc.	45,000	3,794
Duke Energy Corp.	92,000	1,720
Electronic & Other Electric Equipment (1.6%)
General Electric Co.	165,000	6,831
Food & Kindred Products (0.9%)
Kraft Foods, Inc.-Class A	110,723	3,821
Gas Production & Distribution (0.3%)
Spectra Energy Corp.	46,000	1,126
Holding & Other Investment Offices (1.4%)
Rayonier, Inc. REIT	125,000	6,005
Insurance (1.3%)
American International Group, Inc.	80,000	5,412
Life Insurance (0.1%)
Genworth Financial, Inc.-Class A	20,000	615
Lumber & Wood Products (0.2%)
Louisiana-Pacific Corp.	50,000	849
Metal Mining (2.1%)
Cia Vale do Rio Doce, ADR	266,000	9,025
Mining (1.0%)
Fording Canadian Coal Trust	110,000	4,266
Motion Pictures (5.6%)
Time Warner, Inc.	916,300	16,823
Walt Disney Co.	200,000	6,878
Oil & Gas Extraction (3.0%)
Anadarko Petroleum Corp.	110,000	5,913
Chesapeake Energy Corp.	49,800	1,756
GlobalSantaFe Corp.	65,810	5,003
Paper & Allied Products (0.7%)
Kimberly-Clark Corp.	40,000	2,810
Petroleum Refining (7.9%)
BP PLC, Sponsored ADR	175,000	12,136
Exxon Mobil Corp.	55,000	5,091
Marathon Oil Corp.	160,000	9,123
Valero Energy Corp.	105,000	7,054
Pharmaceuticals (10.5%)
Bristol-Myers Squibb Co.	620,000	17,868
Merck & Co., Inc.	298,200	15,414
Pfizer, Inc.	180,600	4,412
Schering-Plough Corp.	210,000	6,642
Radio & Television Broadcasting (0.0%)
Citadel Broadcasting Corp.	15,359	64
Railroads (1.1%)
Union Pacific Corp.	40,000	4,522
Savings Institutions (1.4%)
Washington Mutual, Inc.	163,970	5,790
Security & Commodity Brokers (6.2%)
AllianceBernstein Holding, LP	235,800	20,767
Jefferies Group, Inc.	77,900	2,168
Raymond James Financial, Inc.	100,000	3,285
Telecommunications (0.8%)
Sprint Nextel Corp.	175,000	3,325
Tobacco Products (4.4%)
Altria Group, Inc.	160,000	11,125

4

Loews Corp. - Carolina Group	90,000	7,401
U.S. Government Agencies (0.4%)
Fannie Mae	26,000	1,581
Water Transportation (3.0%)
Genco Shipping & Trading, Ltd.	192,300	12,601
Total Common Stocks (cost: $224,250)		301,714

Total Investment Securities (cost: $340,607) #		$416,644

	Contracts ◆	Value
WRITTEN OPTIONS (-0.8%)
Covered Call Options (-0.1%)
Altria Group, Inc.	500	(45)
Call Strike $100.00
Expires 01/19/2008
Schering-Plough Corp.	500	(355)
Call Strike $25.00
Expires 01/19/2008
Put Options (-0.7%)
American International Group, Inc.	1,600	(92)
Put Strike $55.00
Expires 01/19/2008
BP PLC, ADR	200	(1)
Put Strike $55.00
Expires 10/20/2007
Cisco Systems, Inc.	3,000	(15)
Put Strike $15.00
Expires 01/19/2008
Dominion Resources, Inc.	250	(21)
Put Strike $75.00
Expires 01/19/2008
Duke Energy Corp.	2,250	(101)
Put Strike $17.50
Expires 01/19/2008
Great Plains Energy	2,200	(385)
Put Strike $30.00
Expires 12/22/2007
Johnson & Johnson	1,600	(216)
Put Strike $55.00
Expires 01/17/2009
Pfizer, Inc.	2,100	(26)
Put Strike $20.00
Expires 01/19/2008
Schering-Plough Corp. ¡	1,000	(7)
Put Strike $20.00
Expires 01/19/2008
United Health Group	1,000	(355)
Put Strike $45.00
Expires 01/17/2009
United Health Group	1,000	(570)
Put Strike $50.00
Expires 01/17/2009
Vodafone Group, PLC ¡	1,000	(10)
Put Strike $25.00
Expires 10/20/2007
Vodafone Group, PLC	1,000	(10)
Put Strike $22.50
Expires 10/20/2007
Vodafone Group, PLC	3,000	(113)
Put Strike $22.50
Expires 01/17/2009
Washington Mutual, Inc.	300	(171)
Put Strike $40.00
Expires 01/19/2008

5

Yahoo!, Inc.	3,000	(791)
Put Strike $25.00
Expires 01/17/2009
Total Written Options (premiums: $3,321)		(3,284)

NOTES TO SCHEDULE OF INVESTMENTS:

❖	Substantially all of the Fund’s securities are pledged as collateral by the custodian for the listed open option contracts written by the Fund.

*	Floating or variable rate note. Rate is listed as of September 30, 2007.

(a)	The security has a perpetual maturity. The date shown is the next call date.

(b)	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of September 30, 2007.

‡	Non-income producing.

◆	Contract amounts are not in thousands.

¡	Securities valued as determined in good faith in accordance with procedures established by the Board of AEGON/ Transamerica Series Trust.

#

Aggregate cost for federal income tax purposes is $340,230.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $80,986 and $4,572, respectively.  Net unrealized appreciation for tax purposes is $76,414.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2007, these securities aggregated  $16,322 or 3.9% of the net assets of the Fund.

ADR	American Depositary Receipt
PIK	Payment In-Kind
REIT	Real Estate Investment Trust

6

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS

At September 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS ( 0.0%)
Australia (0.0%)
BBI EPS, Ltd. ¡	230	$—	☐
United Kingdom (0.0%)
Berkeley Group Holdings PLC ‡	1,109	32
Total Convertible Preferred Stocks (cost: $19)		32

PREFERRED STOCKS ( 2.1%)
Brazil (1.8%)
Aracruz Celulose SA-Class B	7,497	55
Banco Bradesco SA	14,000	408
Banco Itau Holding Financeira SA	7,119	358
Brasil Telecom Participacoes SA	4,562	68
Centrais Eletricas Brasileiras SA-Class B	4,323	61
Cia de Bebidas das Americas	3,179	231
Cia Energetica de Minas Gerais	5,656	120
Cia Vale do Rio Doce-Class A	48,880	1,391
Contax Participacoes SA	4,715	7
Embratel Participacoes SA ¡	4,810,936	18
Gerdau SA	6,875	180
Klabin SA	12,500	47
Petroleo Brasileiro SA	44,000	1,419
Sadia SA	9,000	50
Tele Norte Leste Participacoes SA	5,631	127
Usinas Siderurgicas de Minas Gerais SA-Class A	3,000	209
Vivo Participacoes SA	13,563	66
Votorantim Celulose e Papel SA	703	20
Germany (0.3%)
Porsche AG	188	398
RWE AG	956	107
Volkswagen AG	2,424	333
Russia (0.0%)
Surgutneftegaz, ADR	1,600	112
South Korea (0.0%)
Samsung Electronics Co., Ltd.	62	29
Total Preferred Stocks (cost: $2,387)		5,814

COMMON STOCKS ( 90.0%)
Australia (4.5%)
AGL Energy, Ltd.	5,245	74
Alumina, Ltd.	29,755	188
Amcor, Ltd.	23,105	151
AMP, Ltd.	15,002	140
Ansell, Ltd.	1,835	20
Asciano Group ‡	2,862	23
Australia & New Zealand Banking Group, Ltd.	16,310	429
Australian Pipeline Trust	911	3
BHP Billiton, Ltd.	73,235	2,887
BlueScope Steel, Ltd.	19,926	190
Boral, Ltd.	15,307	97
Brambles, Ltd.	11,167	146
Caltex Australia, Ltd.	10,136	211
Coca-Cola Amatil, Ltd.	6,040	48
Coles Group, Ltd.	12,117	165
Commonwealth Bank of Australia	13,478	673
CSL, Ltd.	808	77
CSR, Ltd.	24,831	68
Foster’s Group, Ltd.	23,028	133
Insurance Australia Group, Ltd.	19,171	89
John Fairfax Holdings, Ltd.	11,649	49
Leighton Holdings, Ltd.	2,026	92
Lend Lease Corp, Ltd.	5,605	94
Macquarie Bank, Ltd.	2,358	176

1

Macquarie Infrastructure Group	26,280	73
Mayne Group, Ltd.	10,157	37
National Australia Bank, Ltd.	18,067	635
Newcrest Mining, Ltd.	8,522	211
OneSteel, Ltd.	14,572	89
Orica, Ltd.	7,346	196
Origin Energy, Ltd.	72,622	662
PaperlinX, Ltd.	11,828	32
QBE Insurance Group, Ltd.	7,831	234
Rio Tinto, Ltd.	6,659	638
Santos, Ltd.	53,330	710
Sonic Healthcare, Ltd.	1,548	21
Stockland	413	3
Suncorp-Metway, Ltd.	6,220	112
Tabcorp Holdings, Ltd.	4,577	61
Telstra Corp., Ltd.	24,350	94
Toll Holdings, Ltd.	2,862	33
Transurban Group	8,674	56
Wesfarmers, Ltd.	4,341	161
Westpac Banking Corp.	19,060	481
Woodside Petroleum, Ltd.	30,129	1,338
Woolworths, Ltd.	11,826	311
Austria (0.8%)
Andritz AG	1,028	71
Boehler-Uddeholm AG	1,284	134
Erste Bank der Oesterreichischen Sparkassen AG	2,027	154
Flughafen Wien AG	386	40
IMMOFINANZ AG ‡	9,810	122
Mayr-Melnhof Karton AG	314	35
Meinl European Land, Ltd. ‡	3,219	46
OMV AG	7,252	483
Raiffeisen International Bank Holding AG	1,327	193
Raiffeisen International Bank Holding AG Rights, Expires 10/01/2007 ¡	1,327	—	☐
Telekom Austria AG	12,939	338
Verbund - Oesterreichische Elektrizitaetswirtschafts AG-Class A	2,330	134
Voestalpine AG	2,600	224
Wiener Staedtische Allgemeine Versicherung AG	753	52
Wienerberger AG	2,178	136
Wienerberger AG Rights ¡	2,178	—	☐
Belgium (0.7%)
AGFA-Gevaert NV	971	19
Bekaert SA	84	11
Belgacom SA	1,764	82
Delhaize Group	487	47
Dexia	15,324	463
Fortis	13,580	399
Fortis Rights, Expires TBD ‡	13,580	72
InBev	1,747	158
KBC Groupe	2,107	289
Solvay SA	848	123
UCB SA	1,503	88
Umicore	361	86
Bermuda (0.4%)
Cheung Kong Infrastructure Holdings, Ltd.	7,000	26
China Water Affairs Group, Ltd. ‡	422,806	261
Chow Sang Sang Holdings International, Ltd.	14,000	20
Cosco Pacific, Ltd.	38,000	120
Esprit Holdings, Ltd.	8,900	141
Frontline, Ltd.	950	46
Kerry Properties, Ltd.	4,963	38
Li & Fung, Ltd.	61,614	262
NWS Holdings, Ltd.	31,581	74
Rexcapital Financial Holdings, Ltd. ‡	218,789	35

2

Ship Finance International, Ltd.	511	13
Yue Yuen Industrial Holdings	7,000	21
Brazil (0.4%)
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	650	20
Cia de Bebidas das Americas	671	47
Cia Siderurgica Nacional SA	744	52
Empresa Brasileira de Aeronautica SA	6,979	77
Gol Linhas Aereas Inteligentes SA, ADR †	9,600	230
Lojas Renner SA	8,300	165
Souza Cruz SA	3,500	90
Uniao de Bancos Brasileiros SA, GDR	2,750	362
Cayman Islands (0.2%)
Chaoda Modern Agriculture	48,000	39
China Infrastructure Machinery Holdings, Ltd.	55,000	127
China Resources Land, Ltd.	36,000	75
Hopewell Highway Infrastructure, Ltd.	83,425	79
Hutchison Telecommunications International, Ltd.	13,000	18
Kingboard Chemicals Holdings Co., Ltd.	6,500	41
Li Ning Co., Ltd.	26,000	90
New World China Land, Ltd.	66,600	64
Prime Success International Group	91,900	75
Wasion Meters Group, Ltd.	43,225	27
China (1.9%)
Air China, Ltd.-Class H	70,000	100
Aluminum Corp. of China, Ltd.	72,000	207
Angang New Steel Co.-Class H	2,000	8
Anhui Expressway Co.-Class H	90,000	82
Bank of China, Ltd.	375,000	201
Bank of Communications Co., Ltd.-Class H	246,000	297
China Communications Construction Co., Ltd.-Class H	78,000	186
China Construction Bank-Class H	723,100	660
China Life Insurance Co., Ltd.-Class H	123,000	707
China Petroleum & Chemical Corp.-Class H	286,000	357
China Shenhua Energy Co., Ltd.-Class H	58,500	352
China Shipping Development Co., Ltd.-Class H	28,973	94
China Telecom Corp., Ltd.-Class H	272,000	205
COSCO Holdings-Class H	62,675	196
Datang International Power Generation Co., Ltd.	64,000	74
Dongfeng Motor Group Co., Ltd.-Class H	42,971	38
Guangzhou R&F Properties Co., Ltd.-Class H	18,000	85
Huaneng Power International Inc. -Class H	72,000	100
Jiangxi Copper Co., Ltd.	25,000	81
PetroChina Co., Ltd.-Class H	270,000	512
Ping An Insurance Group Co. of China, Ltd.	22,000	305
Shanghai Electric Group Corp.-Class H	14,000	11
Sinopec Shanghai Petrochemical Co., Ltd.-Class H	10,000	8
Yanzhou Coal Mining Co., Ltd.	38,000	78
Zhejiang Expressway Co., Ltd.-Class H	10,000	14
Zijin Mining Group Co., Ltd.	67,500	105
Colombia (0.0%)
BanColombia SA, Sponsored ADR	4,000	139
Cyprus (0.0%)
Bank of Cyprus Public Co., Ltd.	6,100	107
Denmark (0.5%)
Danske Bank A/S	13,864	561
DSV A/S	3,000	71
GN Store Nord ‡	4,900	50
Novo Nordisk A/S-Class B	3,200	385
Novozymes A/S-Class B	786	99
Vestas Wind Systems A/S ‡	2,300	181
Finland (1.3%)
Cargotec Corp.	646	32
Fortum Oyj	4,428	162
Kesko Oyj-Class B	2,181	144

3

Kone Oyj	1,292	94
Metso Oyj	3,581	246
Neste Oil Oyj	1,357	50
Nokia Oyj	50,508	1,915
Outokumpu Oyj	2,264	81
Rautaruukki Oyj	1,488	90
Sampo Oyj	4,754	145
Stora Enso Oyj-Class R	9,824	191
Tietoenator Oyj	1,767	40
UPM-Kymmene Oyj	8,551	206
Uponor Oyj	495	15
Wartsila Oyj-Class B	796	54
France (7.7%)
Accor SA	3,853	341
Air Liquide	3,244	433
Alcatel-Lucent	24,680	253
Alstom	5,250	1,064
Arkema ‡	812	49
Atos Origin ‡	183	11
AXA	33,793	1,508
BNP Paribas	22,044	2,406
Bouygues	4,424	381
Business Objects SA ‡	555	25
Cap Gemini SA	1,993	122
Carrefour SA	7,048	492
Casino Guichard Perrachon SA	764	80
Cie de Saint-Gobain	4,028	419
Cie Generale D’Optique Essilor International SA	1,412	88
CNP Assurances	1,290	165
Credit Agricole SA	8,234	317
Dassault Systemes SA	517	34
France Telecom SA	23,361	780
Gecina SA REIT	562	95
Groupe Danone	5,254	412
Hermes International	2,605	292
Imerys SA	521	47
Klepierre REIT	1,422	81
Lafarge SA	3,680	569
Lagardere S.C.A.	1,411	120
L’Oreal SA	1,678	219
LVMH Moet Hennessy Louis Vuitton SA	7,157	856
Michelin (C.G.D.E.)-Class B	1,068	143
Neopost SA	692	97
Pernod-Ricard	121	26
Peugeot SA	1,217	100
PPR SA	635	119
Publicis Groupe	938	38
Renault SA	1,252	181
Safran SA	814	20
Sanofi-Aventis	12,591	1,063
Schneider Electric SA	5,042	635
Societe BIC SA	377	32
Societe Generale-Class A	8,452	1,415
Societe Television Francaise 1	1,155	31
Sodexho Alliance SA	2,055	142
Suez SA	9,187	540
Technip SA	963	86
Thales SA	1,604	94
Thomson Multimedia SA	2,434	37
Total SA	39,322	3,189
Unibail-Rodamco REIT	1,238	318
Valeo SA	886	49
Veolia Environnement	3,785	325
Vinci SA	3,684	287
Vivendi Universal SA	8,819	371

4

Zodiac SA	138	10
Germany (9.7%)
Adidas AG	6,946	454
Allianz AG	9,211	2,146
Altana AG	1,624	39
Arcandor AG ‡	2,034	68
BASF AG	11,787	1,626
Bayer AG	10,260	814
Beiersdorf AG	1,338	100
Celesio AG	2,110	133
Commerzbank AG	15,675	633
Continental AG	3,372	465
DaimlerChrysler AG	21,005	2,110
Deutsche Bank AG	10,799	1,388
Deutsche Boerse AG	2,816	382
Deutsche Lufthansa AG	5,916	170
Deutsche Post AG	18,522	537
Deutsche Postbank AG	1,403	103
Deutsche Telekom AG	81,021	1,588
E.ON AG	15,956	2,942
Fresenius Medical Care AG	4,953	263
Heidelberger Druckmaschinen	1,350	59
Henkel KGaA	4,761	244
Hochtief AG	1,439	174
Hypo Real Estate Holding	3,957	224
Infineon Technologies AG ‡	13,612	234
Linde AG	1,711	212
Man AG	4,022	584
Merck KGaA	1,134	136
Metro AG	3,703	334
Muenchener Rueckversicherungs AG	4,643	890
Puma AG Rudolf Dassler Sport	324	139
RWE AG	10,703	1,343
SAP AG	22,964	1,341
Siemens AG	20,798	2,852
Suedzucker AG	1,922	38
ThyssenKrupp AG	9,410	598
TUI AG ‡ †	5,942	159
Volkswagen AG	4,066	917
Greece (0.7%)
Alpha Bank A.E.	10,365	360
EFG Eurobank Ergasias SA	5,852	205
National Bank of Greece SA	11,399	725
OPAP SA	2,900	112
Piraeus Bank SA	10,100	360
Titan Cement Co. SA	900	46
Hong Kong (1.4%)
Agile Property Holdings, Ltd.	71,444	150
Bank of East Asia, Ltd.	14,967	84
BOC Hong Kong Holdings, Ltd.	34,000	86
Cathay Pacific Airways, Ltd.	10,000	27
Cheung Kong Holdings, Ltd.	14,000	231
China Mobile Hong Kong, Ltd.	49,000	803
China Resources Enterprise	30,000	127
China Travel International Investment Hong Kong, Ltd.	190,000	141
CLP Holdings, Ltd.	16,003	111
Guangdong Investment, Ltd.	356,000	244
Hang Lung Properties, Ltd.	54,000	242
Hang Seng Bank, Ltd.	6,700	119
Henderson Land Development	7,000	56
Hong Kong & China Gas	39,610	92
Hong Kong Exchanges and Clearing, Ltd.	10,000	306
HongKong Electric Holdings	13,000	68
Hopewell Holdings, Ltd.	6,000	29
Hutchison Whampoa, Ltd.	19,920	213

5

Hysan Development Co., Ltd.	8,311	23
Johnson Electric Holdings, Ltd.	24,018	13
Link (The) REIT	15,813	35
MTR Corp.	13,837	41
New World Development, Ltd.	23,016	64
PCCW, Ltd.	35,220	23
Shangri-La Asia, Ltd.	9,125	31
Sino Land Co.	11,158	28
Sun Hung Kai Properties, Ltd.	19,500	329
Swire Pacific, Ltd.-Class A	8,500	103
Techtronic Industries Co.	11,000	13
Television Broadcasts, Ltd.	3,000	18
Wharf Holdings, Ltd.	12,016	59
India (1.9%)
ABB, Ltd. India	1,980	64
Ambuja Cements, Ltd.	13,100	47
Associated Cement Co., Ltd.	254	8
Axis Bank, Ltd.	3,100	59
Bajaj Auto, Ltd.	819	52
Bharat Forge, Ltd.	856	6
Bharat Heavy Electricals	3,539	181
Bharti Televentures ‡	19,698	465
Cipla, Ltd.	1,590	7
Dish TV India, Ltd. ‡	1,022	2
Dr. Reddy’s Laboratories, Ltd.	2,666	43
GAIL India, Ltd.	6,788	65
Glenmark Pharmaceuticals, Ltd.	1,056	11
Grasim Industries, Ltd.	915	81
HDFC Bank, Ltd.	5,058	183
Hero Honda Motors, Ltd.	2,176	41
Hindalco Industries, Ltd.	14,200	61
Hindustan Unilever, Ltd.	21,554	119
Housing Development Finance Corp.	4,795	304
ICICI Bank, Ltd.	16,378	437
ICICI Bank, Ltd., Sponsored ADR †	1,400	74
I-Flex Solutions, Ltd. ‡	156	7
Infosys Technologies, Ltd.	10,333	492
ITC, Ltd.	28,600	136
Larsen & Toubro, Ltd.	2,707	191
Mahindra & Mahindra, Ltd.	2,717	51
Maruti Udyog, Ltd.	1,839	46
Oil & Natural Gas Corp., Ltd.	6,353	153
Ranbaxy Laboratories, Ltd.	3,932	43
Reliance Communication, Ltd.	33,100	486
Reliance Energy, Ltd.	520	16
Reliance Industries, Ltd.	11,746	677
Satyam Computer Services, Ltd.	12,133	135
Sun Pharma Advanced Research Co., Ltd. ‡	407	1
Sun Pharmaceuticals Industries, Ltd.	844	20
Tata Consultancy Services, Ltd.	3,356	89
Tata Iron & Steel Co., Ltd.	3,517	75
Tata Motors, Ltd.	5,021	98
Wipro, Ltd.	5,242	60
Wire & Wireless Data ‡	889	1
ZEE Entertainment Enterprises, Ltd.	5,415	47
Zee News, Ltd. ‡	803	1
Indonesia (0.5%)
Astra International Tbk PT	74,000	156
Bank Central Asia Tbk PT	478,500	322
Bank Mandiri Persero Tbk PT	210,500	81
Bank Rakyat Indonesia	132,000	95
Bumi Resources Tbk PT	464,500	182
Telekomunikasi Indonesia Tbk PT	314,500	378
United Tractors Tbk PT	323,000	290

6

Ireland (0.1%)
Depfa Bank PLC	8,518	176
Italy (0.7%)
Assicurazioni Generali SpA	14,937	654
Bulgari SpA	6,158	96
Capitalia Rights, Expires TBD ¡	2,159	—	☐
Capitalia SpA	2,159	21
Intesa Sanpaolo SpA	47,583	366
UniCredito Italiano SpA	85,583	730
Unione Di Banche Italiane SCPA	2,406	65
Japan (18.4%)
77 Bank, Ltd. (The)	9,000	60
Acom Co., Ltd.	440	10
Advantest Corp.	4,300	134
Aeon Co., Ltd.	9,600	135
Aeon Credit Service Co., Ltd.	500	5
Aiful Corp. †	425	7
Ajinomoto Co., Inc.	13,000	163
Alps Electric Co., Ltd.	3,300	40
Amada Co., Ltd.	7,000	78
Asahi Breweries, Ltd.	6,600	100
Asahi Glass Co., Ltd.	24,000	322
Asahi Kasei Corp.	22,000	177
Asatsu-DK, Inc.	300	10
Astellas Pharma, Inc.	8,800	422
Bank of Kyoto, Ltd. (The)	7,000	85
Bank of Yokohama, Ltd. (The)	29,000	200
Benesse Corp.	600	23
Bridgestone Corp.	18,000	398
Canon, Inc.	18,550	1,011
Casio Computer Co., Ltd.	8,100	116
Central Japan Railway Co.	33	350
Chiba Bank, Ltd. (The)	18,000	139
Chiyoda Corp.	5,000	90
Chubu Electric Power Co., Inc.	8,800	228
Chugai Pharmaceutical Co., Ltd.	5,302	87
Citizen Watch Co., Ltd.	6,900	69
COMSYS Holdings Corp.	4,000	44
Credit Saison Co., Ltd.	1,100	28
CSK Corp.	1,500	59
Dai Nippon Printing Co., Ltd.	8,000	114
Daicel Chemical Industries, Ltd.	3,000	24
Daiichi Sanyko Co., Ltd.	12,056	362
Daikin Industries, Ltd.	3,700	178
Dainippon Ink & Chemical, Inc.	12,000	53
Daito Trust Construction Co., Ltd.	3,100	149
Daiwa House Industry Co., Ltd.	18,000	235
Daiwa Securities Group, Inc.	32,000	304
Denki Kagaku Kogyo KK	7,000	39
Denso Corp.	13,000	489
Dowa Holdings Co., Ltd. ¡	10,000	—	☐
Dowa Mining Co., Ltd.	9,000	114
E*Trade Securities Co., Ltd.	46	44
East Japan Railway Co.	77	607
Ebara Corp.	7,000	32
Eisai Co., Ltd.	4,300	203
Familymart Co., Ltd.	1,200	31
Fanuc, Ltd.	3,700	377
Fast Retailing Co., Ltd.	2,000	115
Fuji Electric Holdings Co., Ltd.	4,000	18
Fuji Soft ABC, Inc.	900	18
FUJIFILM Holdings Corp.	9,100	420
Fujikura, Ltd.	5,000	32
Fujitsu, Ltd.	34,000	240
Fukuoka Financial Group, Inc.	15,000	88
Furukawa Electric Co., Ltd. (The)	14,000	68

7

Hirose Electric Co., Ltd.	600	73
Hitachi Construction Machinery Co., Ltd.	700	28
Hitachi, Ltd.	61,000	406
Hokuhoku Financial Group, Inc.	28,000	79
Honda Motor Co., Ltd.	31,100	1,044
Hoya Corp.	7,400	252
Ibiden Co., Ltd.	2,300	193
IHI Corp.	22,000	69
Index Corp.	26	9
Inpex Holdings, Inc.	8	82
Isetan Co., Ltd.	3,800	51
Itochu Corp.	33,000	400
Itochu Techno-Science Corp.	700	25
J Front Retailing Co., Ltd. ‡	7,000	69
Japan Airlines System Corp. ‡ †	16,000	35
Japan Real Estate Investment Corp. REIT	15	180
Japan Retail Fund Investment REIT	10	87
Japan Tobacco, Inc.	88	483
JFE Holdings, Inc.	6,900	488
JGC Corp.	6,000	116
Joyo Bank, Ltd. (The)	19,000	106
JS Group Corp.	4,400	76
JSR Corp.	2,800	69
Kajima Corp.	25,000	86
Kaneka Corp.	5,000	42
Kansai Electric Power Co. (The), Inc.	16,900	386
Kao Corp.	13,000	388
Kawasaki Heavy Industries, Ltd.	22,000	86
Keihin Electric Express Railway Co., Ltd.	6,000	39
Keio Corp.	2,000	12
Keyence Corp.	720	160
Kikkoman Corp.	3,000	45
Kintetsu Corp.	36,000	112
Kirin Holdings Co., Ltd.	19,000	251
Kobe Steel, Ltd.	38,000	142
Komatsu, Ltd.	21,400	718
Konami Corp.	2,300	63
Konica Minolta Holdings, Inc.	9,000	152
Kubota Corp.	32,000	263
Kuraray Co., Ltd.	6,500	82
Kurita Water Industries, Ltd.	4,800	163
Kyocera Corp.	3,000	281
Kyowa Hakko Kogyo Co., Ltd.	6,011	62
Kyushu Electric Power Co., Inc.	5,100	135
Lawson, Inc.	800	25
Leopalace21 Corp.	2,400	79
Mabuchi Motor Co., Ltd.	500	33
Marubeni Corp.	32,000	293
Marui Co., Ltd.	8,200	90
Matsui Securities Co., Ltd.	4,400	34
Matsushita Electric Industrial Co., Ltd.	42,000	787
Matsushita Electric Works, Ltd.	7,000	84
Meiji Seika Kaisha, Ltd.	3,000	15
Meitec Corp.	300	9
Millea Holdings, Inc.	15,548	625
Minebea Co., Ltd.	8,000	55
Mitsubishi Chemical Holdings Corp.	15,500	135
Mitsubishi Corp.	28,700	908
Mitsubishi Electric Corp.	42,000	526
Mitsubishi Estate Co., Ltd.	23,000	658
Mitsubishi Heavy Industries, Ltd.	71,000	464
Mitsubishi Materials Corp.	35,000	217
Mitsubishi Rayon Co., Ltd.	9,000	64
Mitsubishi Tokyo Financial Group, Inc. ¡	153	1,304
Mitsubishi UFJ Securities Co. ¡	7,000	61

8

Mitsui & Co., Ltd.	34,000	825
Mitsui Chemicals, Inc.	8,000	79
Mitsui Fudosan Co., Ltd.	17,000	471
Mitsui Mining & Smelting Co., Ltd.	21,000	90
Mitsui O.S.K. Lines, Ltd.	2,000	32
Mitsui Sumitomo Insurance Co., Ltd.	27,000	317
Mitsui Trust Holdings, Inc.	15,000	117
Mitsukoshi, Ltd.	4,000	18
Mizuho Financial Group, Inc.	186	1,059
Murata Manufacturing Co., Ltd.	3,600	259
NEC Corp.	38,000	184
NEC Electronics Corp. ‡	1,100	32
NET One Systems Co., Ltd.	16	18
NGK Insulators, Ltd.	8,000	257
NGK Spark Plug Co., Ltd. †	5,000	78
Nidec Corp.	2,100	147
Nikon Corp.	6,000	206
Nintendo Co., Ltd.	1,500	780
Nippon Building Fund, Inc. REIT	15	218
Nippon Electric Glass Co., Ltd.	6,000	96
Nippon Express Co., Ltd.	19,000	94
Nippon Meat Packers, Inc.	3,000	33
Nippon Mining Holdings, Inc.	11,500	115
Nippon Oil Corp.	32,000	297
Nippon Paper Group, Inc.	52	160
Nippon Sheet Glass Co., Ltd.	8,000	49
Nippon Steel Corp.	93,000	669
Nippon Telegraph & Telephone Corp.	54	252
Nippon Yusen Kabushiki Kaisha	22,000	215
Nishi-Nippon City Bank, Ltd.	10,000	28
Nissan Chemical Industries, Ltd.	3,000	37
Nissan Motor Co., Ltd.	45,500	455
Nisshin Seifun Group, Inc.	5,500	52
Nissin Food Products Co., Ltd.	1,600	57
Nitto Denko Corp.	4,500	209
Nomura Holdings, Inc.	46,600	780
Nomura Research Institute, Ltd.	2,400	82
NSK, Ltd.	14,000	123
NTN Corp.	10,000	89
NTT Data Corp.	26	116
NTT DoCoMo, Inc.	78	111
Obayashi Corp.	20,000	92
Obic Co., Ltd.	170	33
Oji Paper Co., Ltd.	21,000	102
Oki Electric Industry Co., Ltd. ‡	12,000	21
Okumura Corp.	5,000	25
Olympus Corp.	3,000	123
Omron Corp.	4,200	111
Onward Kashiyama Co., Ltd.	3,000	30
Oracle Corp.	1,000	46
Oriental Land Co., Ltd.	1,400	81
Osaka Gas Co., Ltd.	41,000	144
Pioneer Corp.	3,100	38
Promise Co., Ltd.	600	15
Resona Holdings, Inc.	96	164
Ricoh Co., Ltd.	11,000	232
Rohm Co., Ltd.	3,200	282
Sanken Electric Co., Ltd.	3,000	15
Sanyo Electric Co., Ltd. ‡ †	36,000	59
Secom Co., Ltd.	2,800	135
Seiko Epson Corp.	2,200	54
Sekisui Chemical Co., Ltd.	7,000	51
Sekisui House, Ltd.	20,000	251
Seven & I Holdings Co., Ltd.	14,060	361
Sharp Corp.	18,000	326

9

Shimachu Co., Ltd.	1,200	32
Shimamura Co., Ltd.	500	47
Shimano, Inc.	1,700	59
Shimizu Corp.	20,000	109
Shin-Etsu Chemical Co., Ltd.	7,500	518
Shinko Securities Co., Ltd.	14,000	65
Shinsei Bank, Ltd. (The)	24,000	76
Shionogi & Co., Ltd.	6,000	92
Shiseido Co., Ltd.	6,000	133
Shizuoka Bank, Ltd.	15,000	146
Showa Denko KK	12,000	45
Showa Shell Sekiyu KK	1,700	22
SMC Corp.	1,300	178
Softbank Corp. †	17,900	330
Sompo Japan Insurance, Inc.	18,000	206
Sony Corp.	14,400	697
Stanley Electric Co., Ltd.	1,000	24
Sumitomo Bakelite Co., Ltd.	3,000	17
Sumitomo Chemical Co., Ltd.	26,000	223
Sumitomo Corp.	21,600	417
Sumitomo Electric Industries, Ltd.	13,700	218
Sumitomo Heavy Industries, Ltd.	8,000	103
Sumitomo Metal Industries, Ltd.	53,000	309
Sumitomo Metal Mining Co., Ltd.	20,000	485
Sumitomo Mitsui Financial Group, Inc.	116	903
Sumitomo Realty & Development Co., Ltd.	8,000	281
Sumitomo Trust & Banking Co., Ltd. (The)	31,000	234
T&D Holdings, Inc.	4,900	301
Taiheiyo Cement Corp.	12,000	46
Taisei Corp.	25,000	72
Taisho Pharmaceutical Co., Ltd.	2,911	57
Taiyo Yuden Co., Ltd.	1,000	20
Takashimaya Co., Ltd.	8,000	89
Takeda Pharmaceutical Co., Ltd.	14,600	1,026
Takefuji Corp.	730	14
TDK Corp.	2,300	202
Teijin, Ltd.	17,000	83
Terumo Corp.	4,100	207
THK Co., Ltd.	800	17
TIS, Inc.	800	16
Tobu Railway Co., Ltd.	21,000	99
Toho Co., Ltd.	800	16
Tohoku Electric Power Co., Inc.	8,100	173
Tokyo Broadcasting System, Inc.	2,100	59
Tokyo Electric Power Co. (The), Inc.	26,900	678
Tokyo Electron, Ltd.	4,500	285
Tokyo Gas Co., Ltd.	45,000	209
Tokyo Tatemono Co., Ltd.	6,000	76
Tokyu Corp.	23,000	150
TonenGeneral Sekiyu KK	8,000	80
Toppan Printing Co., Ltd.	8,000	82
Toray Industries, Inc.	22,000	174
Toshiba Corp. †	62,000	578
Tosoh Corp.	8,000	52
Toto, Ltd.	10,000	72
Toyo Seikan Kaisha, Ltd.	3,100	58
Toyota Industries Corp.	1,900	82
Toyota Motor Corp.	50,300	2,965
Trend Micro, Inc.	2,000	86
Uni-Charm Corp.	400	25
Uniden Corp.	1,000	7
UNY Co., Ltd.	1,000	9
Ushio, Inc. †	1,000	18
West Japan Railway Co.	4	19
Yahoo! Japan Corp.	328	124

10

Yamada Denki Co., Ltd.	2,160	214
Yamaha Corp.	1,900	43
Yamaha Motor Co., Ltd.	700	18
Yamato Transport Co., Ltd.	5,000	75
Yamazaki Baking Co., Ltd.	1,000	7
Yokogawa Electric Corp.	4,100	50
Luxembourg (0.2%)
ArcelorMittal	8,442	665
Malaysia (0.1%)
IJM Corp. Berhad	74,000	173
Mexico (1.5%)
Alfa SAB de CV	6,000	41
America Movil SAB de CV, Series L	472,900	1,509
Cemex SA B de CV ‡	115,772	346
Coca-Cola Femsa SAB de CV	4,000	17
Corporacion Geo SAB de CV ‡	30,900	136
Desarrolladora Homex SA de CV, ADR ‡ †	2,100	117
Fomento Economico Mexicano SA de CV	39,000	145
Grupo Carso SA de CV -Class A1	15,000	57
Grupo Financiero Banorte SAB de CV Series O	80,100	314
Grupo Mexico SA de CV -Class B	21,000	151
Grupo Modelo SAB de CV, Series C	11,000	53
Grupo Televisa SA -Class CPO	41,000	197
Kimberly-Clark de Mexico de CV- Class A	9,000	41
Telefonos de Mexico SA de CV -Class L	236,000	387
Urbi Desarrollos Urbanos SA de CV ‡	17,600	64
Wal-Mart de Mexico SA de CV- Class V	118,494	435
Netherlands (2.9%)
ABN AMRO Holding NV	39,582	2,080
Akzo Nobel NV	3,688	303
ASML Holding NV ‡	8,755	289
Corio NV REIT	1,098	94
European Aeronautic Defense and Space Co.	3,760	115
Heineken NV	10,704	701
ING Groep NV	19,585	867
James Hardie Industries NV	12,239	77
Koninklijke DSM	2,113	114
Koninklijke Philips Electronics NV	14,448	650
Oce NV	1,999	42
Qiagen NV ‡ †	3,537	68
Reed Elsevier NV	6,710	127
Royal KPN NV	27,721	480
STMicroelectronics NV	12,420	208
TNT NV	14,999	627
Unilever NV †	29,428	906
Wereldhave NV REIT	447	54
Wolters Kluwer NV	3,731	110
New Zealand (0.0%)
Telecom Corp. of New Zealand, Ltd.	4,768	16
Norway (1.2%)
DnB Nor ASA	6,404	98
Norsk Hydro ASA	12,940	560
Norske Skogindustrier ASA	2,900	31
Orkla ASA	11,150	198
Renewable Energy Corp. AS ‡	3,500	160
Statoil ASA	53,200	1,803
Tandberg ASA	2,900	69
Telenor ASA ‡	11,500	229
Yara International ASA	3,038	96
Philippine Islands (0.2%)
Ayala Land, Inc.-Class B	664,560	240
Banco de Oro-EPCI Inc.	19,046	25
Bank of the Philippine Islands	10,610	16
Metropolitan Bank & Trust	37,600	47
Philippine Long Distance Telephone Co.	5,490	355

11

Poland (0.6%)
Agora SA	1,257	24
Bank Pekao SA	4,443	412
Bank Przemyslowo-Handlowy BPH	319	110
Bank Zachodni WBK SA	877	84
Grupa Kety SA	43	3
KGHM Polska Miedz SA	4,349	203
Pko Bank Polski SA	12,748	265
Polski Koncern Naftowy Orlen SA ‡	10,198	214
Prokom Software SA	380	19
Telekomunikacja Polska SA	23,583	186
Portugal (0.1%)
Banco Comercial Portugues SA-Class R	38,473	159
Brisa-Auto Estradas de Portugal SA	5,252	69
Energias de Portugal SA	548	3
Portugal Telecom SGPS SA	10,587	148
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	476	7
Russia (1.5%)
LUKOIL, ADR	6,809	567
MMC Norilsk Nickel, ADR	2,681	686
Mobile Telesystems, ADR	3,900	270
Novolipetsk Steel, GDR	2,900	97
OAO Gazprom, ADR	22,352	993
Polyus Gold, ADR	2,200	96
Sberbank RF, GDR	279	128
Severstal, GDR, Reg S	5,600	119
Surgutneftegaz, ADR †	3,200	218
Tatneft, ADR	1,400	154
Unified Energy System, GDR ‡	1,748	212
Vimpel-Communications, Sponsored ADR	10,000	270
Wimm-Bill-Dann Foods OJSC, Sponsored ADR †	1,600	175
Singapore (2.2%)
Ascendas Real Estate Investment Trust REIT	39,000	72
CapitaLand, Ltd.	44,000	242
CapitaMall Trust REIT	31,800	84
Chartered Semiconductor Manufacturing, Ltd. ‡	52,000	38
City Developments, Ltd.	19,484	213
ComfortDelgro Corp., Ltd.	69,598	91
Cosco Corp., Ltd.	31,000	124
Creative Technology, Ltd	3,450	14
DBS Group Holdings, Ltd.	39,788	579
Fraser and Neave, Ltd.	42,000	161
Hyflux, Ltd.	24,000	46
Jardine Cycle & Carriage, Ltd.	5,013	62
Keppel Corp, Ltd.	40,000	388
Keppel Land, Ltd.	14,000	78
K-REIT Asia REIT	2,600	5
Neptune Orient Lines, Ltd.	24,000	86
Oversea-Chinese Banking Corp.	89,568	537
Parkway Holdings, Ltd.	23,000	66
Raffles Education Corp., Ltd.	6,486	10
SembCorp Industries, Ltd.	31,617	137
SembCorp Marine, Ltd.	29,400	91
Singapore Airlines, Ltd.	19,267	241
Singapore Exchange, Ltd.	27,713	241
Singapore Land, Ltd.	8,000	55
Singapore Post, Ltd.	56,000	46
Singapore Press Holdings, Ltd.	55,622	162
Singapore Technologies Engineering, Ltd.	49,184	129
Singapore Telecommunications, Ltd.	385,482	1,044
STATS ChipPAC, Ltd. ‡	50,000	55
United Overseas Bank, Ltd.	41,219	614
United Overseas Land, Ltd. (Foreign Registered)	22,651	79
Venture Corp., Ltd.	9,879	110

12

South Africa (0.2%)
Mondi, Ltd.	3,762	37
MTN Group, Ltd.	28,583	433
South Korea (0.9%)
Daelim Industrial Co.	100	19
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	340	21
Doosan Heavy Industries and Construction Co., Ltd.	130	14
Doosan Infracore Co., Ltd.	370	14
GS Engineering & Construction Corp.	160	28
Hana Financial Group, Inc.	490	23
Hyundai Engineering & Construction, Co., Inc. ‡	240	23
Hyundai Heavy Industries Co., Ltd.	120	55
Hyundai Mipo Dockyard	40	14
Hyundai Mobis	140	15
Hyundai Motor Co.	470	38
Kia Motors Corp. ‡	960	13
Kookmin Bank	1,050	87
Korea Electric Power Corp.	920	43
Korean Air Lines Co., Ltd.	210	14
KT Corp.	850	43
KT&G Corp.	440	34
LG Chem, Ltd.	260	27
LG Electronics, Inc.	310	29
LG.Philips LCD Co., Ltd. ‡	13,100	627
NHN Corp. ‡	145	34
POSCO	230	169
Samsung Corp.	470	35
Samsung Electronics Co., Ltd.	1,375	864
Samsung Engineering Co., Ltd.	130	17
Samsung Fire & Marine Insurance Co., Ltd.	120	26
Samsung Securities Co., Ltd.	250	23
Shinhan Financial Group Co., Ltd.	1,170	76
Shinsegae Co., Ltd.	58	40
SK Corp.	80	17
S-Oil Corp.	180	16
Spain (1.8%)
Altadis SA	6,466	454
Antena 3 de Television SA ‡	634	12
Banco Bilbao Vizcaya Argentaria SA	30,636	716
Banco Popular Espanol SA	8,474	145
Banco Santander SA	53,326	1,034
Gamesa Corp. Tecnologica SA	3,180	130
Iberdrola SA	4,136	240
Inditex SA	2,351	158
Indra Sistemas SA	1,090	29
Repsol YPF SA	11,196	399
Telefonica SA	56,672	1,582
Sweden (1.9%)
Alfa Laval AB	300	19
Assa Abloy AB-Class B	4,627	96
Atlas Copco AB-Class A	10,038	173
Atlas Copco AB-Class B	6,600	105
Electrolux AB-Class B	2,840	60
Eniro AB	1,500	18
Getinge AB	2,400	58
Hennes & Mauritz AB-Class B	4,530	286
Holmen AB-Class B	850	32
Husqvarna AB-Class A	2,840	37
Husqvarna AB-Class B	852	11
Modern Times Group AB-Class B	450	29
Nordea Bank AB	45,137	784
Sandvik AB	14,455	309
Scania AB-Class B	5,600	136
Skandinaviska Enskilda Banken AB-Class A	7,621	247
Skanska AB-Class B	5,344	106

13

SKF AB	3,632	76
Ssab Svenskt Stal AB-Class A	3,000	111
Svenska Cellulosa AB-Class B	9,300	173
Svenska Handelsbanken AB-Class A	12,760	394
Swedish Match AB	4,600	95
Tele2 AB-Class B	1,950	42
Telefonaktiebolaget LM Ericsson-Class B	291,873	1,164
TeliaSonera AB	23,635	213
Volvo AB-Class A	7,045	122
Volvo AB-Class B	15,210	264
Switzerland (6.0%)
ABB, Ltd.	28,850	757
ABB, Ltd., Sponsored ADR	10,200	268
Ciba Specialty Chemicals AG	1,038	53
Clariant AG ‡	3,520	43
Compagnie Financiere Richemont AG-Class A	14,915	985
Credit Suisse Group	17,108	1,132
Geberit AG	560	73
Givaudan	93	86
Holcim, Ltd.	4,455	490
Kudelski SA	690	19
Kuehne & Nagel International AG	419	41
Logitech International SA ‡	3,533	105
Lonza Group AG	597	65
Micronas Semiconductor Hold ‡	594	8
Nestle SA	9,161	4,101
Nobel Biocare Holding AG	540	146
Novartis AG	28,189	1,550
OC Oerlikon Corp. AG-Class R ‡	116	42
Roche Holding AG-Genusschein	8,477	1,532
Schindler Holding AG	1,340	84
Straumann Holding AG	231	65
Swatch Group AG	888	57
Swatch Group AG-Class B	1,133	370
Swiss Reinsurance †	7,837	696
Swisscom AG	299	113
Syngenta AG	1,422	306
Synthes, Inc.	1,141	127
UBS AG-Registered	33,364	1,788
Xstrata PLC	15,582	1,030
Zurich Financial Services AG	1,004	300
Taiwan (0.1%)
AU Optronics Corp., ADR	21,217	359
Thailand (0.1%)
Banpu PCL	14,100	143
Turkey (0.8%)
Akbank TAS	38,657	294
Aksigorta AS	4,905	34
Anadolu Efes Biracilik Ve Malt Sanayii AS	6,841	71
Arcelik AS	3,861	31
Dogan Sirketler Grubu Holdings ‡	15,883	35
Dogan Yayin Holding ‡	7,257	31
Eregli Demir ve Celik Fabrikalari TAS	11,589	108
Ford Otomotiv Sanayi AS	4,377	46
Haci Omer Sabanci Holding	14,031	90
KOC Holding AS ‡	12,153	64
Migros Turk TAS	2,857	50
Trakya Cam Sanayii AS	1	—	☐
Tupras-Turkiye Petrol Rafine	3,655	97
Turk Sise ve Cam Fabrikalari AS	6,134	30
Turkcell Iletisim Hizmetleri AS	72,803	613
Turkiye Garanti Bankasi	27,413	209
Turkiye Is Bankasi	50,624	305
Turkiye Vakiflar Bankasi Tao	22,489	76
Yapi ve Kredi Bankasi ‡	18,587	59

14

United Kingdom (15.9%)
3i Group PLC	1,259	26
Aegis Group PLC	10,618	27
Amec PLC	4,244	64
Anglo American PLC	30,829	2,066
ARM Holdings PLC	24,470	77
Arriva PLC	1,921	30
AstraZeneca PLC	24,235	1,209
Aviva PLC	51,358	770
BAE Systems PLC	50,551	508
Balfour Beatty PLC	8,297	80
Barclays PLC	85,110	1,033
Barratt Developments PLC	2,360	36
BBA Aviation PLC	7,008	33
Bellway PLC	1,058	22
BG Group PLC	63,040	1,087
BHP Billiton PLC	49,272	1,757
Biffa PLC	7,594	34
BP PLC	312,903	3,618
British Airways PLC ‡	8,169	64
British American Tobacco PLC	18,638	665
British Land Co. PLC	5,848	140
British Sky Broadcasting PLC	10,098	143
BT Group PLC	137,941	863
Bunzl PLC	6,075	87
Burberry Group PLC	12,006	161
Cadbury Schweppes PLC	25,723	297
Capita Group PLC	2,000	29
Carnival PLC	3,342	159
Centrica PLC	36,480	283
Close Brothers Group PLC	407	7
Cobham PLC	17,722	70
Compass Group PLC	40,407	249
CSR PLC ‡	2,347	31
Daily Mail and General Trust NV-Class A	3,023	39
Diageo PLC	48,719	1,066
DSG International	18,341	50
Electrocomponents PLC	8,861	46
Emap PLC	2,105	38
Enterprise Inns PLC	13,734	166
Experian Group, Ltd.	7,320	77
Fiberweb PLC	2,085	2
FirstGroup PLC	6,306	88
Friends Provident PLC	38,246	134
G4S PLC	3,563	15
GKN PLC	6,509	47
GlaxoSmithKline PLC	82,932	2,191
Hammerson PLC	3,192	76
Hays PLC	4,978	13
HBOS PLC	50,950	949
Home Retail Group	7,805	59
HSBC Holdings PLC	76,452	1,409
ICAP PLC	1,517	16
Imi PLC	6,643	72
Imperial Chemical Industries PLC	15,325	204
Imperial Tobacco Group PLC	7,897	361
Intercontinental Hotels Group PLC	6,680	132
International Personal Finance PLC	798	3
International Power PLC	4,604	42
Invensys PLC ‡	1,777	11
INVESCO PLC	2,284	31
J Sainsbury PLC	13,727	161
Johnson Matthey PLC	6,608	224
Kelda Group PLC ¡	8,174	—	☐
Kelda Group PLC	6,287	110

15

Kesa Electricals PLC	2,470	14
Kingfisher PLC	11,088	40
Ladbrokes PLC	10,893	96
Land Securities Group PLC	5,236	179
Legal & General Group PLC	131,530	358
Liberty International PLC	2,962	69
Lloyds TSB Group PLC	85,115	941
LogicaCMG PLC	12,932	40
London Stock Exchange Group PLC	671	22
Man Group PLC	4,522	51
Marks & Spencer Group PLC	15,040	189
Meggitt PLC	7,991	52
Misys PLC	6,140	28
Mondi PLC	9,407	89
National Express Group PLC	1,908	48
National Grid PLC	46,428	742
Next PLC	2,340	94
Pearson PLC	7,272	112
Persimmon PLC	2,486	49
Provident Financial PLC	399	7
Prudential PLC	37,714	577
Punch Taverns PLC	4,892	98
Reckitt Benckiser PLC	12,975	759
Reed Elsevier PLC	11,496	145
Rentokil Initial PLC	5,658	19
Resolution PLC	621	9
Reuters Group PLC	13,490	177
Rexam PLC	8,365	94
Rio Tinto PLC	23,025	1,983
Rolls-Royce Group PLC ‡	28,832	307
Royal Bank of Scotland Group PLC	118,395	1,266
Royal Dutch Shell PLC-Class A	70,328	2,890
Royal Dutch Shell PLC-Class B	49,129	2,014
SABMiller PLC	5,139	146
Sage Group PLC	18,259	93
Schroders PLC	388	11
Scottish & Southern Energy PLC	14,577	449
Segro PLC REIT	4,495	46
Serco Group PLC	1,448	12
Severn Trent PLC	4,776	137
Signet Group PLC	14,749	25
Smith & Nephew PLC	9,468	115
Smiths Group PLC	5,716	124
Stagecoach Group PLC	4,640	21
Tate & Lyle PLC	8,917	73
Taylor Wimpey PLC	11,144	63
Tesco PLC	78,726	705
Tomkins PLC	14,810	69
Unilever PLC	16,952	534
United Business Media PLC	2,459	35
United Utilities PLC	2,726	39
Vodafone Group PLC	857,729	3,084
Whitbread PLC	3,796	125
William Hill PLC	7,914	104
Wolseley PLC	9,102	153
WPP Group PLC	8,912	120
Yell Group PLC	6,135	54
Total Common Stocks (cost: $167,737)		245,623

	Principal	Value
SECURITIES LENDING COLLATERAL ( 1.0%)
Debt (0.9%)
Bank Notes (0.0%)
Wells Fargo
5.45%, due 10/12/2007	17	17

16

Euro Dollar Overnight (0.2%)
Barclays
5.33%, due 10/04/2007	44	44
BNP Paribas
5.20%, due 10/01/2007	113	113
Calyon
5.25%, due 10/01/2007	75	75
Fortis Bank
5.25%, due 10/01/2007	113	113
National Australia Bank
5.19%, due 10/01/2007	61	61
National City Corp.
4.50%, due 10/01/2007	9	9
Svenska Handlesbanken
5.20%, due 10/01/2007	71	71
Toronto Dominion Bank
5.32%, due 10/03/2007	87	87
Euro Dollar Terms (0.4%)
ABN Amro Bank NV
4.97%, due 10/24/2007	61	61
Bank of Montreal
5.52%, due 10/15/2007	17	17
Bank of Nova Scotia
5.54%, due 10/17/2007	26	26
5.34%, due 10/19/2007	44	44
5.00%, due 10/25/2007	26	26
Barclays
5.32%, due 10/09/2007	26	26
5.33%, due 10/15/2007	43	43
5.55%, due 10/15/2007	26	26
BNP Paribas
5.00%, due 10/25/2007	61	61
Canadian Imperial Bank of Commerce
5.34%, due 11/09/2007	87	87
Dexia Group
5.10%, due 11/05/2007	26	26
Fortis Bank
5.60%, due 10/12/2007	52	52
Nordea Bank Finland PLC (NY Branch)
5.45%, due 10/23/2007	35	35
Rabobank Nederland
4.91%, due 10/03/2007	52	52
5.00%, due 10/04/2007	26	26
Royal Bank of Scotland
5.45%, due 10/19/2007	26	26
5.43%, due 10/26/2007	52	52
5.33%, due 11/07/2007	43	43
Societe Generale
5.32%, due 10/01/2007	43	43
4.95%, due 10/22/2007	35	35
5.12%, due 11/01/2007	43	43
Toronto Dominion Bank
5.32%, due 10/09/2007	87	87
5.61%, due 10/12/2007	70	70
UBS AG
5.58%, due 10/01/2007	17	17
5.45%, due 10/22/2007	35	35
5.37%, due 11/08/2007	43	43
Repurchase Agreements (0.3%) ††
Credit Suisse First Boston Corp. 5.35%, dated 09/28/2007 to be repurchased at $196 on 10/01/2007	196	196
Merrill Lynch & Co. 4.95%, dated 09/28/2007 to be repurchased at $274 on 10/01/2007	274	274

17

Morgan Stanley Dean Witter & Co. 4.95%, dated 09/28/2007 to be repurchased at $107 on 10/01/2007	107	107
Morgan Stanley Dean Witter & Co. 5.35%, dated 09/28/2007 to be repurchased at $230 on 10/01/2007	230	230

	Shares	Value
Investment Companies (0.1%)
Reserve Primary Money Market Fund
1-day yield of 5.38%	136,548	137
Total Securities Lending Collateral (cost: $2,636)		2,636
Total Investment Securities (cost: $172,779) #		$254,105

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.

†	At September 30, 2007, all or a portion of this security is on loan. The value at September 30, 2007, of all securities on loan is $2,504.

††

Cash collateral for the Repurchase Agreements, valued at $824, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.75% and 10/04/2007 - 12/01/2096, respectively.

☐	Value is less than $1.

¡	Securities valued as determined in good faith in accordance with procedures established by the Board of AEGON/ Transamerica Series Trust.

#

Aggregate cost for federal income tax purposes is $174,864.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $82,292 and $3,051, respectively.  Net unrealized appreciation for tax purposes is $79,241.

DEFINITIONS:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
OJSC	Open Joint Stock Company
REIT	Real Estate Investment Trust
SCPA	Societe Commerciale des Potasses et de l’Azote
SGPS	Sociedade Gestora de Participações Socialis (Holding Enterprise)

18

Van Kampen Active International Allocation - Currency

SCHEDULE OF INVESTMENTS

At September 30, 2007

(all amounts in thousands)

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
British Pound Sterling	7,823	12/13/2007	$15,849	$63
British Pound Sterling	(6,941)	12/13/2007	(14,056)	(62)
Euro Dollar	13,744	12/13/2007	19,162	411
Euro Dollar	(946)	12/13/2007	(1,320)	(28)
Hong Kong Dollar	(49,189)	12/13/2007	(6,329)	(4)
Japanese Yen	363,480	12/13/2007	3,222	(35)
Japanese Yen	(892,810)	12/13/2007	(7,914)	85
Swedish Krona	5,687	12/13/2007	856	25
			$9,470	$455

1

Van Kampen Active International Allocation - Futures

SCHEDULE OF INVESTMENTS

At September 30, 2007

(all amounts except share amounts are in thousands)

(unaudited)

FUTURES CONTRACTS: d

	Contracts ◆	Settlement Date	Amount	Net Unrealized Appreciation (Depreciation)
CAC 40 10 Euro	19	10/20/2007	$1,547	$6
Dax Index	4	12/19/2007	1,131	19
FTSE 100 Index	25	12/16/2007	3,321	96
Hang Seng Index	35	10/30/2007	6,123	155
IBEX 35 Index	10	10/20/2007	2,077	24
MSCI Taiwan Index	74	10/30/2007	2,694	62
S&P/MIB Index	2	12/21/2007	569	(1)
			$17,462	$361

d            At September 30, 2007, cash in the amount of $2,797 is segregated with the custodian to cover margin requirements for open futures contracts.

◆           Contract amounts are not in thousands.

1

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS
September 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Percentage of Net Assets	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	14.2%	$38,784
Telecommunications	6.2%	17,024
Oil & Gas Extraction	5.2%	14,250
Metal Mining	4.6%	12,505
Petroleum Refining	4.1%	11,114
Pharmaceuticals	3.9%	10,600
Electric Services	3.4%	9,208
Automotive	3.4%	9,203
Chemicals & Allied Products	3.1%	8,411
Insurance	3.0%	8,168
Electronic Components & Accessories	2.7%	7,366
Industrial Machinery & Equipment	2.4%	6,617
Food & Kindred Products	2.3%	6,301
Business Services	1.9%	5,246
Primary Metal Industries	1.8%	4,838
Communications Equipment	1.7%	4,555
Security & Commodity Brokers	1.6%	4,449
Beverages	1.5%	4,050
Life Insurance	1.4%	3,942
Holding & Other Investment Offices	1.3%	3,634
Wholesale Trade Durable Goods	1.3%	3,531
Real Estate	1.3%	3,431
Computer & Data Processing Services	1.3%	3,413
Engineering & Management Services	1.2%	3,380
Electronic & Other Electric Equipment	0.9%	2,346
Tobacco Products	0.8%	2,318
Retail Trade	0.8%	2,160
Computer & Office Equipment	0.8%	2,146
Residential Building Construction	0.7%	1,905
Department Stores	0.7%	1,840
Transportation & Public Utilities	0.7%	1,833
Gas Production & Distribution	0.7%	1,788
Instruments & Related Products	0.7%	1,785
Stone, Clay & Glass Products	0.6%	1,760
Food Stores	0.6%	1,726
Rubber & Misc. Plastic Products	0.6%	1,689
Railroads	0.5%	1,429
Lumber & Other Building Materials	0.5%	1,425
Radio & Television Broadcasting	0.5%	1,322
Manufacturing Industries	0.4%	1,165
Wholesale Trade Nondurable Goods	0.4%	1,100
Aerospace	0.4%	1,024
Printing & Publishing	0.4%	997
Paper & Allied Products	0.4%	985
Medical Instruments & Supplies	0.4%	980
Water Transportation	0.4%	966
Business Credit Institutions	0.3%	949
Air Transportation	0.3%	882
Restaurants	0.3%	780
Communication	0.3%	758
Apparel & Accessory Stores	0.3%	700
Motor Vehicles, Parts & Supplies	0.2%	678
Construction	0.2%	613
Mining	0.2%	612

1

Hotels & Other Lodging Places	0.2%	585
Specialty- Real Estate	0.2%	507
Apparel Products	0.2%	486
Transportation Equipment	0.2%	461
Electric, Gas & Sanitary Services	0.2%	449
Textile Mill Products	0.1%	403
Amusement & Recreation Services	0.1%	373
Electrical Goods	0.1%	344
Environmental Services	0.1%	341
Metal Cans & Shipping Containers	0.1%	303
Paper & Paper Products	0.1%	299
Radio, Television & Computer Stores	0.1%	278
Trucking & Warehousing	0.1%	277
Public Administration	0.1%	230
Automotive Dealers	0.1%	218
Office Property	0.1%	218
Shoe Stores	0.1%	165
Beer, Wine & Distilled Beverages	0.1%	161
Management Services	0.0%	101
Iron & Steel Foundries	0.0%	97
Personal Credit Institutions	0.0%	87
Leather & Leather Products	0.0%	75
Furniture & Fixtures	0.0%	72
Research & Testing Services	0.0%	68
Health Services	0.0%	66
Agriculture	0.0%	39
Fabricated Metal Products	0.0%	36
Educational Services	0.0%	33
Motion Pictures	0.0%	16
Investment Securities, at value	92.1%	251,469
Short-Term Investments	1.0%	2,636
Total Investment Securities	93.1%	$254,105

2

Van Kampen Large Cap Core

SCHEDULE OF INVESTMENTS
At September 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (94.5%)
Air Transportation (0.3%)
Southwest Airlines Co.	37,500	$555
Apparel & Accessory Stores (1.0%)
Abercrombie & Fitch Co.-Class A	20,051	1,618
Beverages (1.7%)
Anheuser-Busch Cos., Inc.	12,210	610
Coca-Cola Co. (The)	39,300	2,259
Business Credit Institutions (0.7%)
Freddie Mac	19,700	1,162
Business Services (4.0%)
eBay, Inc. ‡	109,399	4,269
Monster Worldwide, Inc. ‡	24,622	839
Moody’s Corp.	33,890	1,708
Chemicals & Allied Products (5.4%)
du Pont (E.I.) de Nemours & Co.	40,400	2,002
Monsanto Co.	66,678	5,717
Procter & Gamble Co.	10,300	725
Rohm & Haas Co.	12,600	701
Commercial Banks (7.9%)
Bank of America Corp.	59,900	3,011
Bank of New York Mellon Corp. (The)	27,924	1,233
Barclays PLC, Sponsored ADR	2,700	131
Citigroup, Inc.	62,900	2,936
JP Morgan Chase & Co.	24,900	1,141
PNC Financial Services Group, Inc.	11,140	759
US Bancorp	13,600	442
Wachovia Corp.	44,300	2,222
Wells Fargo & Co.	42,100	1,500
Communication (1.3%)
Comcast Corp.-Class A ‡	92,800	2,244
Communications Equipment (2.0%)
Research In Motion, Ltd. ‡	30,513	3,007
Telefonaktiebolaget LM Ericsson, ADR	7,500	299
Computer & Data Processing Services (5.0%)
Computer Sciences Corp. ‡	2,700	151
Google, Inc.-Class A ‡	9,416	5,341
Microsoft Corp.	16,800	495
VMware, Inc.-Class A ‡ †	14,443	1,228
Yahoo!, Inc. ‡	45,153	1,212
Computer & Office Equipment (4.0%)
Apple, Inc. ‡	16,531	2,538
Cisco Systems, Inc. ‡	60,804	2,013
Dell, Inc. ‡	36,600	1,010
Hewlett-Packard Co.	8,900	443
International Business Machines Corp.	6,860	808
Seagate Technology, Inc. - Escrow Shares ‡ ¡	36,900	—	☐
Drug Stores & Proprietary Stores (0.8%)
CVS Caremark Corp.	34,000	1,347
Electric, Gas & Sanitary Services (0.9%)
Stericycle, Inc. ‡	12,816	733
Veolia Environnement, ADR	9,766	841
Electronic & Other Electric Equipment (0.7%)
General Electric Co.	29,400	1,217
Electronic Components & Accessories (0.6%)
Flextronics International, Ltd. ‡	16,600	186
Intel Corp.	17,600	455
Texas Instruments, Inc.	7,600	278
Food & Kindred Products (3.0%)
Cadbury Schweppes PLC, ADR	32,300	1,503
Kraft Foods, Inc.-Class A	45,041	1,554
Sara Lee Corp.	6,700	112
Unilever NV-NY Shares	60,200	1,857

1

Food Stores (0.7%)
Tesco PLC, Sponsored ADR	43,389	1,165
Holding & Other Investment Offices (2.6%)
Brookfield Asset Management, Inc. †	112,719	4,340
Hotels & Other Lodging Places (2.9%)
Accor SA	12,255	1,085
Wynn Resorts, Ltd.	24,471	3,856
Instruments & Related Products (0.2%)
KLA-Tencor Corp.	5,100	284
Insurance (4.8%)
AFLAC, Inc.	8,100	463
American International Group, Inc.	12,700	859
Berkshire Hathaway, Inc.-Class B ‡	656	2,593
Chubb Corp.	32,780	1,758
Loews Corp.	31,445	1,520
MBIA, Inc. †	4,700	287
Travelers Cos., Inc. (The)	11,000	554
Insurance Agents, Brokers & Service (0.1%)
Hartford Financial Services Group, Inc. (The)	2,000	185
Life Insurance (0.7%)
Genworth Financial, Inc.-Class A	9,800	301
Metlife, Inc.	11,900	830
Lumber & Other Building Materials (0.3%)
Home Depot, Inc. (The)	8,100	263
Lowe’s Cos., Inc.	10,400	291
Management Services (0.9%)
Corporate Executive Board Co. †	20,909	1,552
Medical Instruments & Supplies (0.3%)
Boston Scientific Corp. ‡	37,100	518
Metal Mining (0.2%)
Newmont Mining Corp.	7,800	349
Motion Pictures (1.7%)
News Corp., Inc.-Class B †	39,900	933
Time Warner, Inc.	100,900	1,853
Oil & Gas Extraction (1.8%)
Ultra Petroleum Corp. ‡	49,514	3,072
Paper & Allied Products (2.6%)
International Paper Co.	81,250	2,914
Kimberly-Clark Corp.	21,200	1,490
Pharmaceuticals (8.7%)
Abbott Laboratories	25,200	1,351
Bristol-Myers Squibb Co.	99,200	2,859
Cardinal Health, Inc.	15,200	950
Genentech, Inc. ‡	9,463	738
GlaxoSmithKline PLC, ADR	18,900	1,005
Lilly (Eli) & Co.	26,600	1,514
Pfizer, Inc.	61,600	1,505
Roche Holding AG, ADR	4,720	426
Sanofi-Aventis, ADR	5,700	242
Schering-Plough Corp.	70,600	2,233
Wyeth	40,700	1,813
Primary Metal Industries (1.4%)
Alcoa, Inc.	15,700	614
Nucor Corp.	27,908	1,660
Printing & Publishing (0.4%)
McGraw-Hill Cos., Inc. (The)	11,558	588
Radio & Television Broadcasting (3.4%)
Clear Channel Communications, Inc.	12,399	464
Grupo Televisa SA, Sponsored ADR	76,432	1,847
Liberty Media Holding Corp.-Capital-Class A ‡	6,885	859
Liberty Media Holding Corp.-Interactive-Class A ‡	39,225	754
Viacom, Inc.-Class B ‡	47,750	1,861
Research & Testing Services (0.4%)
Gen-Probe, Inc. ‡	9,209	613
Restaurants (1.6%)
Starbucks Corp. ‡	105,088	2,753

2

Retail Trade (7.0%)
Amazon.com, Inc. ‡	51,868	4,832
Costco Wholesale Corp.	37,278	2,288
Sears Holdings Corp. ‡ †	20,625	2,624
Wal-Mart Stores, Inc.	48,000	2,095
Security & Commodity Brokers (3.7%)
American Express Co.	52,685	3,128
Bear Stearns Cos. Inc. (The) †	2,100	258
CME Group, Inc.	2,787	1,637
Merrill Lynch & Co., Inc.	13,500	962
Western Union Co. (The)	15,000	315
Stone, Clay & Glass Products (0.6%)
Cemex SA B de CV, ADR ‡	36,009	1,077
Telecommunications (4.7%)
America Movil SAB de CV, Series L, ADR	43,935	2,812
AT&T, Inc.	31,302	1,324
China Mobile, Ltd., Sponsored ADR	15,789	1,295
Verizon Communications, Inc.	55,800	2,471
Tobacco Products (0.7%)
Altria Group, Inc.	17,400	1,210
Transportation & Public Utilities (1.7%)
CH Robinson Worldwide, Inc. †	30,022	1,630
Expeditors International of Washington, Inc.	26,524	1,255
Transportation Equipment (0.9%)
Li & Fung, Ltd.	338,000	1,436
U.S. Government Agencies (0.2%)
Fannie Mae	5,580	339
Total Common Stocks (cost: $126,573)		159,364

	Principal	Value
SECURITIES LENDING COLLATERAL (4.1%)
Debt (3.9%)
Bank Notes (0.0%)
Wells Fargo
5.45%, due 10/12/2007	46	46
Euro Dollar Overnight (0.9%)
Barclays
5.33%, due 10/04/2007	115	115
BNP Paribas
5.20%, due 10/01/2007	298	298
Calyon
5.25%, due 10/01/2007	197	197
Fortis Bank
5.25%, due 10/01/2007	298	298
National Australia Bank
5.19%, due 10/01/2007	161	161
National City Corp.
4.50%, due 10/01/2007	23	23
Svenska Handlesbanken
5.20%, due 10/01/2007	188	188
Toronto Dominion Bank
5.32%, due 10/03/2007	229	229
Euro Dollar Terms (1.7%)
ABN Amro Bank NV
4.97%, due 10/24/2007	161	161
Bank of Montreal
5.52%, due 10/15/2007	46	46
Bank of Nova Scotia
5.54%, due 10/17/2007	69	69
5.34%, due 10/19/2007	115	115
5.00%, due 10/25/2007	69	69
Barclays
5.32%, due 10/09/2007	69	69

3

5.33%, due 10/15/2007	115	115
5.55%, due 10/15/2007	69	69
BNP Paribas
5.00%, due 10/25/2007	161	161
Canadian Imperial Bank of Commerce
5.34%, due 11/09/2007	229	229
Dexia Group
5.10%, due 11/05/2007	69	69
Fortis Bank
5.60%, due 10/12/2007	138	138
Nordea Bank Finland PLC (NY Branch)
5.45%, due 10/23/2007	92	92
Rabobank Nederland
4.91%, due 10/03/2007	138	138
5.00%, due 10/04/2007	69	69
Royal Bank of Scotland
5.45%, due 10/19/2007	69	69
5.43%, due 10/26/2007	138	138
5.33%, due 11/07/2007	115	115
Societe Generale
5.32%, due 10/01/2007	115	115
4.95%, due 10/22/2007	92	92
5.12%, due 11/01/2007	115	115
Toronto Dominion Bank
5.32%, due 10/09/2007	230	230
5.61%, due 10/12/2007	184	184
UBS AG
5.58%, due 10/01/2007	46	46
5.45%, due 10/22/2007	92	92
5.37%, due 11/08/2007	114	114
Repurchase Agreements (1.3%) † †
Credit Suisse First Boston Corp. 5.35%, dated 09/28/2007 to be repurchased at $517 on 10/01/2007	517	517
Merrill Lynch & Co. 4.95%, dated 09/28/2007 to be repurchased at $724 on 10/01/2007	723	723
Morgan Stanley Dean Witter & Co. 4.95%, dated 09/28/2007 to be repurchased at $282 on 10/01/2007	282	282
Morgan Stanley Dean Witter & Co. 5.35%, dated 09/28/2007 to be repurchased at $609 on 10/01/2007	608	608

	Shares	Value
Investment Companies (0.2%)
Reserve Primary Money Market Fund
1-day yield of 5.38%	360,869	361
Total Securities Lending Collateral (cost: $6,965)		6,965

Total Investment Securities (cost: $133,538) #		$166,329

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.

†	At September 30, 2007, all or a portion of this security is on loan. The value at September 30, 2007, of all securities on loan is $6,785.

4

† †

Cash collateral for the Repurchase Agreements, valued at $2,178, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.75% and 10/04/2007 - 12/01/2096, respectively.

☐	Value is less than $1.

¡	Securities valued as determined in good faith in accordance with procedures established by the Board of AEGON/Transamerica Trust.

#

Aggregate cost for federal income tax purposes is $134,711. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $34,612 and $2,994, respectively. Net unrealized appreciation for tax purposes is $31,618.

DEFINITIONS:
ADR	American Depositary Receipt

5

Van Kampen Mid-Cap Growth

SCHEDULE OF INVESTMENTS
At September 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (93.7%)
Air Transportation (1.4%)
UAL Corp. ‡ †	198,725	$9,247
Apparel & Accessory Stores (3.7%)
Abercrombie & Fitch Co.-Class A	232,716	18,780
Under Armour, Inc.-Class A ‡ †	110,874	6,632
Automotive Dealers (1.2%)
AutoZone, Inc. ‡	68,968	8,010
Business Services (12.6%)
Aeroplan Income Fund †	882,454	19,759
ChoicePoint, Inc. ‡ †	241,501	9,158
Ctrip.com International, Ltd., ADR	163,787	8,484
Focus Media Holding Ltd., ADR ‡ †	148,922	8,640
Iron Mountain, Inc. ‡	301,498	9,190
Mastercard, Inc.-Class A	66,335	9,816
Monster Worldwide, Inc. ‡ †	307,558	10,475
Moody’s Corp. †	194,382	9,797
Chemicals & Allied Products (2.7%)
Nalco Holding Co.	622,816	18,466
Communication (2.8%)
Crown Castle International Corp. ‡	232,518	9,447
Global Payments, Inc. †	213,855	9,457
Computer & Data Processing Services (8.4%)
Autodesk, Inc. ‡	128,127	6,403
Baidu.com, ADR ‡ †	57,705	16,714
NHN Corp. ‡	46,716	10,812
Salesforce.com, Inc. ‡ †	184,813	9,485
Tencent Holdings, Ltd.	2,159,000	13,951
Educational Services (2.0%)
Apollo Group, Inc.-Class A ‡	225,754	13,579
Electric, Gas & Sanitary Services (2.2%)
Stericycle, Inc. ‡	261,599	14,953
Engineering & Management Services (2.1%)
Aecom Technology Corp. ‡	133,882	4,677
Grupo Aeroportuario del Pacifico SA de CV, ADR	171,565	9,367
Gas Production & Distribution (3.4%)
Questar Corp.	174,432	9,163
Southwestern Energy Co. ‡	331,085	13,856
Holding & Other Investment Offices (1.9%)
Brookfield Asset Management, Inc.	245,691	9,459
Freedom Acquisition Holding, Inc. ‡ †	306,196	3,445
Hotels & Other Lodging Places (5.3%)
Choice Hotels International, Inc.	143,375	5,401
Wynn Resorts, Ltd. †	194,737	30,683
Instruments & Related Products (2.1%)
Illumina, Inc. ‡ †	139,618	7,243
Itron, Inc. ‡ †	71,863	6,688
Insurance (3.2%)
Alleghany Corp. ‡ †	20,711	8,409
Leucadia National Corp. †	276,468	13,331
Insurance Agents, Brokers & Service (0.4%)
Brown & Brown, Inc.	90,011	2,367
Management Services (2.6%)
Corporate Executive Board Co. †	240,615	17,863
Medical Instruments & Supplies (1.9%)
Techne Corp. ‡	206,660	13,036
Motion Pictures (1.5%)
Discovery Holding Co.-Class A ‡	360,997	10,415
Oil & Gas Extraction (3.9%)
Ultra Petroleum Corp. ‡	431,038	26,742
Personal Services (0.9%)
Weight Watchers International, Inc.	105,334	6,063
Primary Metal Industries (1.1%)
Texas Industries, Inc. †	97,218	7,632

1

Radio & Television Broadcasting (2.0%)
Grupo Televisa SA, Sponsored ADR	562,924	13,606
Real Estate (2.3%)
Desarrolladora Homex SA de CV, ADR ‡ †	100,684	5,588
Forest City Enterprises, Inc.-Class A	177,993	9,818
Research & Testing Services (1.8%)
Gen-Probe, Inc. ‡	187,970	12,515
Residential Building Construction (0.7%)
NVR, Inc. ‡ †	10,488	4,932
Restaurants (2.3%)
Chipotle Mexican Grill, Inc.-Class B ‡	75,601	8,089
Wendy’s International, Inc.	225,120	7,859
Security & Commodity Brokers (5.1%)
Calamos Asset Management, Inc.-Class A †	359,870	10,159
IntercontinentalExchange, Inc. ‡ †	69,367	10,537
Janus Capital Group, Inc. †	489,617	13,846
Telecommunications (5.4%)
Equinix, Inc. ‡ †	135,925	12,055
NII Holdings, Inc. ‡	228,577	18,778
SAVVIS, Inc. ‡	144,908	5,620
Transportation & Public Utilities (4.6%)
CH Robinson Worldwide, Inc. †	319,656	17,354
Expeditors International of Washington, Inc.	295,511	13,978
Transportation Equipment (2.2%)
Li & Fung, Ltd.	3,520,000	14,952
Total Common Stocks (cost: $526,959)		636,781

	Principal	Value
SECURITIES LENDING COLLATERAL (22.2%)
Debt (21.0%)
Bank Notes (0.1%)
Wells Fargo
5.45%, due 10/12/2007	994	994
Euro Dollar Overnight (4.8%)
Barclays
5.33%, due 10/04/2007	2,484	2,484
BNP Paribas
5.20%, due 10/01/2007	6,459	6,459
Calyon
5.25%, due 10/01/2007	4,273	4,273
Fortis Bank
5.25%, due 10/01/2007	6,459	6,459
National Australia Bank
5.19%, due 10/01/2007	3,478	3,478
National City Corp.
4.50%, due 10/01/2007	497	497
Svenska Handlesbanken
5.20%, due 10/01/2007	4,074	4,074
Toronto Dominion Bank
5.32%, due 10/03/2007	4,969	4,969
Euro Dollar Terms (9.3%)
ABN Amro Bank NV
4.97%, due 10/24/2007	3,478	3,478
Bank of Montreal
5.52%, due 10/15/2007	994	994
Bank of Nova Scotia
5.54%, due 10/17/2007	1,490	1,490
5.34%, due 10/19/2007	2,484	2,484
5.00%, due 10/25/2007	1,491	1,491
Barclays
5.32%, due 10/09/2007	1,491	1,491
5.33%, due 10/15/2007	2,484	2,484
5.55%, due 10/15/2007	1,491	1,491

2

BNP Paribas
5.00%, due 10/25/2007	3,478	3,478
Canadian Imperial Bank of Commerce
5.34%, due 11/09/2007	4,969	4,969
Dexia Group
5.10%, due 11/05/2007	1,491	1,491
Fortis Bank
5.60%, due 10/12/2007	2,981	2,981
Nordea Bank Finland PLC (NY Branch)
5.45%, due 10/23/2007	1,987	1,987
Rabobank Nederland
4.91%, due 10/03/2007	2,981	2,981
5.00%, due 10/04/2007	1,491	1,491
Royal Bank of Scotland
5.45%, due 10/19/2007	1,491	1,491
5.43%, due 10/26/2007	2,981	2,981
5.33%, due 11/07/2007	2,484	2,484
Societe Generale
5.32%, due 10/01/2007	2,484	2,484
4.95%, due 10/22/2007	1,987	1,987
5.12%, due 11/01/2007	2,484	2,484
Toronto Dominion Bank
5.32%, due 10/09/2007	4,969	4,969
5.61%, due 10/12/2007	3,975	3,975
UBS AG
5.58%, due 10/01/2007	994	994
5.45%, due 10/22/2007	1,987	1,987
5.37%, due 11/08/2007	2,484	2,484
Repurchase Agreements (6.8%) † †
Credit Suisse First Boston Corp. 5.35%, dated 09/28/2007 to be repurchased at $11,184 on 10/01/2007	11,179	11,179
Merrill Lynch & Co. 4.95%, dated 09/28/2007 to be repurchased at $15,658 on 10/01/2007	15,651	15,651
Morgan Stanley Dean Witter & Co. 4.95%, dated 09/28/2007 to be repurchased at $6,100 on 10/01/2007	6,097	6,097
Morgan Stanley Dean Witter & Co. 5.35%, dated 09/28/2007 to be repurchased at $13,173 on 10/01/2007	13,167	13,167

	Shares	Value
Investment Companies (1.2%)
Reserve Primary Money Market Fund
1-day yield of 5.38%	7,806,970	7,807
Total Securities Lending Collateral (cost: $150,689)		150,689

Total Investment Securities (cost: $677,648) #		$787,470

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.

†	At September 30, 2007, all or a portion of this security is on loan. The value at September 30, 2007, of all securities on loan is $147,507.

3

††

Cash collateral for the Repurchase Agreements, valued at $47,126, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.75% and 10/04/2007 - 12/01/2096, respectively.

#

Aggregate cost for federal income tax purposes is $678,864. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $121,885 and $13,279, respectively. Net unrealized appreciation for tax purposes is $108,606.

DEFINITIONS:
ADR	American Depositary Receipt

4

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files on Form N-Q(a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant’s principal executive officer and principal financial officer required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AEGON/Transamerica Series Trust
(Registrant)

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer
Date: November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer
Date:	November 20, 2007

By:	/s/ Joseph P. Carusone
Joseph P. Carusone
Principal Financial Officer
Date:	November 20, 2007